TRANSAMERICA LANDMARKSM VARIABLE ANNUITY
Issued Through
SEPARATE ACCOUNT VA B
By
TRANSAMERICA LIFE INSURANCE COMPANY
This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.
The policy is no longer available for purchase by new policyowners.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.
If you would like more information about the Transamerica LandmarkSM Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2016. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Prospectus Date: May 1, 2016
Statement of Additional Information Date: May 1, 2016

The subaccounts available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio – Class B	AB Growth and Income Portfolio – Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2
Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2
Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class
TA Aegon Government Money Market - Service Class	Transamerica Aegon Government Money Market VP – Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class
TA BlackRock Equity Smart Beta 100	Transamerica BlackRock Equity Smart Beta 100 VP
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class
TA BlackRock Smart Beta 50	Transamerica BlackRock Smart Beta 50 VP
TA BlackRock Smart Beta 75	Transamerica BlackRock Smart Beta 75 VP
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP – Service Class
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class
ii

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class
iii

iv

TABLE OF CONTENTS continued
v

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).
annuity commencement date—The date upon which annuity payments are to commence.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR— The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.
fixed account—One or more investment options under the policy that are part of the Company's general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
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valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions or any other means acceptable to the Company. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.
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SUMMARY
The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.
THE ANNUITY POLICY
The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.
This policy currently offers subaccounts that are listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.
The fixed account offers an interest rate that the Company guarantees.
The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.
PURCHASE
The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.
INVESTMENT CHOICES
You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.
You can also allocate your premium payments to the fixed account.
We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.
EXPENSES
Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.
We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.
Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.
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We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount's value) that depends on the death benefit option that you select, as follows:
•	1.30% if you choose the Return of Premium Death Benefit
•	1.50% if you choose the Annual Step-Up Death Benefit
During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.
Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.
If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.
We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount's value) as follows:
•	0.30% if you choose the American Funds - Asset Allocation FundSM - Class 2
•	0.30% if you choose the American Funds - Bond FundSM - Class 2
•	0.30% if you choose the American Funds - Growth FundSM - Class 2
•	0.30% if you choose the American Funds - Growth-Income FundSM - Class 2
•	0.30% if you choose the American Funds - International FundSM - Class 2
•	0.20% if you choose the AB Balanced Wealth Strategy Portfolio - Class B
•	0.20% if you choose the GE Investments Total Return Fund - Class 3
•	0.15% if you choose the Franklin Founding Funds Allocation VIP Fund - Class 4
If you elect the Additional Death Distribution (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.
If you elect the Additional Death Distribution+ (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.
If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.
If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 1.25% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.
If you elect the Retirement Income Max® Rider, there is an annual rider fee of 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase.
If you elect the Retirement Income Choice® 1.6 Rider, there is a rider fee during the accumulation phase of 0.70% to 1.45% (on an annual basis) of the withdrawal base (0.70% to 1.55% for riders issued prior to May 1, 2014), which is charged quarterly, depending on what designated investment options you choose. There are additional optional rider benefits that each have an annual fee charged quarterly during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.
The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.
ACCESS TO YOUR MONEY
You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).
You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to surrender charges and/or excess interest adjustments. You may have to pay income tax and a tax penalty on any money you take out.
If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.
Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.
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Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.
Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
ANNUITY PAYMENTS (THE INCOME PHASE)
The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each variable annuity payment.
DEATH BENEFIT
If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.
Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.
When you purchase a policy you must choose a guaranteed minimum death benefit option:
•	Annual Step-Up Death Benefit
•	Return of Premium Death Benefit
After the policy is issued, you cannot make an election and the death benefit option cannot be changed.
The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.
TAXES
Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.
ADDITIONAL FEATURES
This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.
These features include, but are not limited to, the following:
•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
•	You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.
•	You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution+” (“ADD+”). There is an extra charge for these riders.
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•	Under certain medically related circumstances, you may surrender all or a portion of the policy value without any surrender charge or excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”
•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any surrender charges or excess interest adjustments. This feature is called the “Unemployment Waiver.”
•	You may generally make transfers and/or change the allocation of additional premium payments by telephone or other electronic means acceptable to the Company. We may restrict or eliminate this feature.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”
•	You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Max® Rider.” If you elect the Retirement Income Max® Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Appendix - Designated Investment Options”.) The designated investment options differ from the designated investment options for the other guaranteed lifetime withdrawal benefits. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice® 1.6 Rider.” If you elect the Retirement Income Choice® 1.6 Rider, you must allocate 100% of your policy value in certain designated investment choices. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
OTHER INFORMATION
Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.
No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for transfer and inheritance tax purposes.
Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.
There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.
State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.
Old Policies. See “Appendix - Policy Variations” for information on how older policies have different features and requirements, and sometimes different fees and deductions.
6

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2015) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.
INQUIRIES
If you need more information or want to make a transaction, please contact us at:
Transamerica Life Insurance Company
Administrative Office
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001
(800) 525-6205
You may check your policy at www.transamerica.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.
You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.
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Annuity Policy FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	8%
Transfer Fee	$0-$10
Special Service Fee	$0-$25
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge	$0-$35 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Double Enhanced Death Benefit - No Longer Available	0.65%
Annual Step-Up Death Benefit	0.20%
Liquidity Rider	0.50%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%
Optional Death Benefit Riders: (You may only elect one of the optional riders listed below)
Additional Death Distribution (annual charge based on policy value)	0.25%
Additional Death Distribution+ (annual charge based on policy value)	0.55%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® Rider (annual charge - a % of withdrawal base): (for riders issued on or after December 12, 2011)
Base Benefit	2.00%	1.25%
Retirement Income Max® Rider (annual charge - a % of withdrawal base): (for riders issued before December 12, 2011)
Base Benefit	1.75%	1.00%
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	Maximum	Current
Retirement Income Choice® 1.6 Rider (annual charge - a % of withdrawal base): (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.05%	2.30%
Retirement Income Choice® 1.6 Rider (annual charge - a % of withdrawal base): (for riders issued before May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%	2.40%

Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available:
5 for LifeSM Rider (annual charge - a % of Total Withdrawal Base)	1.35%
5 for LifeSM with Growth (with additional death benefit)	1.60%
5 for LifeSM with Growth (without additional death benefit)	1.35%

	Single	Joint
Income SelectSM for Life - Single and Joint Life Option (annual charge - a % of Total Withdrawal Base):
Base Benefit	1.15%	1.35%
Additional Benefits available with Income SelectSM for Life Rider:
Growth Benefit	0.25%	0.50%
Death Benefit	0.25%	0.20%
Income EnhancementSM Benefit	0.10%	0.20%
Total Income SelectSM for Life Rider Fees with Highest Combination of Benefits	1.75%	2.25%

	Maximum	Current
Retirement Income Choice® Rider - Single Life Option: (annual charge - a % of Withdrawal Base)
Base Benefit	2.10%	1.35%
Additional Benefits available with the Retirement Income Choice® Rider:
Death Benefit	0.25%	0.25%
Income EnhancementSM Benefit	0.15%	0.15%
Total Retirement Income Choice® Rider Fees (Single Life) with Highest Combination of Benefits	2.50%	1.75%
Retirement Income Choice® Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
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	Maximum	Current
Additional Benefits available with the Retirement Income Choice® Rider:
Death Benefit	0.20%	0.20%
Income EnhancementSM Benefit	0.30%	0.30%
Total Retirement Income Choice® Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%	2.15%
Retirement Income Choice® with Double Withdrawal Base Benefit Rider - Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Withdrawal Base Benefit Rider:
Death Benefit	0.25%	0.25%
Income EnhancementSM Benefit	0.15%	0.15%
Total Retirement Income Choice® with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.80%	2.05%
Retirement Income Choice® with Double Withdrawal Base Benefit Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Withdrawal Base Benefit Rider:
Death Benefit	0.20%	0.20%
Income EnhancementSM Benefit	0.30%	0.30%
Total Retirement Income Choice® with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%	2.15%
Retirement Income Choice® 1.4 Rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.4 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	3.15%	2.40%
Retirement Income Choice® 1.2 Rider (annual charge - a % of withdrawal base):
Base Benefit Open Allocation Option	2.30%	1.55%
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.2 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%	2.40%
Income LinkSM Rider (annual charge a - % of withdrawal base):
Base Benefit	2.00%	1.25%

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Optional Guaranteed Minimum Income Benefit Riders - No Longer Available:
Family Income Protector	0.30%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%
(1) The current fee is 1.55% for policyowners who purchase the base benefit only with no additional benefits elected.
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2015 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):
Lowest Gross	0.54%
Highest Gross	1.44%
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2015, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider – Joint Life with additional Death Benefit and Income EnhancementSM options (prior to May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):
1 Year	$1,339
3 Years	$2,511
5 Years	$3,628
10 Years	$6,580
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):
1 Year	$ 619
3 Years	$1,881
5 Years	$3,178
10 Years	$6,580
If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):
1 Year	$1,387
3 Years	$2,649
5 Years	$3,348
10 Years	$6,711
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):
1 Year	$ 667
3 Years	$2,019
5 Years	$3,348
10 Years	$6,711
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The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2015, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (on or after May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):
1 Year	$1,329
3 Years	$2,481
5 Years	$3,578
10 Years	$6,475
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):
1 Year	$ 609
3 Years	$1,851
5 Years	$3,128
10 Years	$6,475
If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):
1 Year	$1,378
3 Years	$2,619
5 Years	$3,298
10 Years	$6,606
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):
1 Year	$ 658
3 Years	$1,989
5 Years	$3,298
10 Years	$6,606
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See EXPENSES.
Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.
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Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Annual Service Charge:
Annual Service Charge: The annual service charge is assessed per policy on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.
Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), American Funds - International Fund - Class 2 (0.30%), AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (0.20%), GE Investments Total Return Fund - Class 3 (0.20%) and the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4 (0.15%).
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees. The Double Enhanced Death Benefit is not included in the total since it is no longer available. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
Optional Death Benefit Riders:
Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.
Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value. After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.
Maximum Total Retirement Income Max® Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Retirement Income Choice® 1.6 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
Retirement Income Choice® 1.6 Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income Choice® 1.6 Rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
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Maximum Total Retirement Income Choice® 1.6 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Current Total Retirement Income Choice® 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
5 for LifeSM Rider, 5 for LifeSM with Growth Rider and Income SelectSM for Life Rider - base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. The Withdrawal Base may be referred to as “Total Withdrawal Base” in your policy statement and other documents.
Income SelectSM for Life Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Income SelectSM for Life Rider with one or more of the following options - Growth Option, Additional Death Payment Option, Joint Life Option, Income EnhancementSM Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Income SelectSM for Life Rider base benefit fee.
Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Base Benefit Rider, Retirement Income Choice® 1.4 Rider and Retirement Income Choice® 1.2 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Benefit Rider, Retirement Income Choice® 1.4 Rider and Retirement Income Choice® 1.2 Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Benefit Rider, Retirement Income Choice® 1.4 Rider or Retirement Income Choice® 1.2 Rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Current Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Maximum Total Income LinkSM Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Optional Guaranteed Minimum Income Benefit Riders - No Longer Available:
Family Income Protector: The annual rider fee is 0.30% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted.
Managed Annuity Program: The Managed Annuity Program fee is 0.45% of the minimum income base value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%.
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Managed Annuity Program II: A rider fee, 0.45% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.
Total Portfolio Annual Operating Expenses:
Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
Expense Examples:
Expense Examples: The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.
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THE ANNUITY POLICY
This prospectus describes the Transamerica LandmarkSM Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix - Policy Variations” for information about older policies.
An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of $50 or more until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.
The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
The Company will not issue a policy unless:
•	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	the Company receives in good order (at our Administrative Office) a minimum initial premium payment; and
•	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application or premium payment.
Premium Payments
You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
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We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements
The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium payment must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you or your financial intermediary, if applicable, within five business days and explain why. We will also return your initial premium payment at that time unless you instruct us to hold it and credit it within two business days after your information is both complete and in good order.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.
There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.
Additional Premium Payments
You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50 . We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments
For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments
When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program, (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not business days.
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INVESTMENT OPTIONS
The Transamerica LandmarkSM Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, volatility, hedgeability, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity product in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
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Not all subaccounts may be available for all policies.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investment options. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also close or liquidate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, we will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent premium payments or transfers (including dollar cost averaging transactions or asset rebalance programs transactions) into a closed or liquidated subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment options you have purchased accumulation units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
Static Allocation Models
A Static Allocation Model is an allocation strategy comprised of two or more underlying fund portfolios that together provide a unique allocation mix not available as a single underlying fund portfolio. Policy owners that elect a Static Allocation Model directly own subaccount units of the underlying fund portfolios that comprise a particular model. In other words, a Static Allocation Model is not a group of underlying fund portfolios with one accumulation/annuity unit value, but rather, direct investment in a certain allocation of subaccounts. There is no additional charge associated with investing in a Static Allocation Model.
Each of the Static Allocation Models is just that: static. The allocations or “split” between one or more subaccounts is not monitored and adjusted to reflect changing market conditions. However, a policy owner's investment in a Static Allocation Model will be rebalanced annually to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.
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Only one Static Allocation Model may be elected at any one time. Additionally, the entire policy value must be allocated to the elected model.
You may request to transfer from one model to another, or transfer from a model to any other investment option. Each transfer into or out of a Static Allocation Model is considered one transfer.
The Fixed Account
Premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amount applied to an annuity payment option from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.
If you select the fixed account, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations.
Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)
In general, each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
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The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
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In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method or Open Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method or Open Allocation Method may have to change their selected underlying fund portfolios.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
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Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you are eligible to elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with these riders. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
Note: The following section on expenses and the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
There are charges and expenses associated with your policy that reduce the return on your investment in the policy.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.
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You can surrender up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:
Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
more than 7	0%
For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)].
Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.
Surrender charges and excess interest adjustments are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.
Liquidity Rider
If you elect the Liquidity Rider, then there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first four policy years.
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Liquidity Rider Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:
Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 4	0%
Life with Emergency CashSM Surrender Charge
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:
Number of Years Since Annuity Commencement Date	Surrender Charge (as a % of premium surrendered)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%
We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.
Note carefully the following three things about this surrender charge:
•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;
•	this surrender charge is a percentage of the premium; and
•	under this payment option, there is no surrender charge free amount.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. (However, please note that a death benefit will not be reduced if the excess interest adjustment results in a decrease in the cash value available to you.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
During the accumulation phase:
•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%.
•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.35%.
During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.
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If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Premium Taxes
Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
•	you begin receiving annuity payments;
•	you surrender the policy; or
•	a death benefit is paid.
State premium taxes currently range from 0% to 3.50%, depending on the state.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.
Service Charge
During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Initial Payment Guarantee
If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:
•	0.30% if you choose the American Funds - Asset Allocation FundSM - Class 2
•	0.30% if you choose the American Funds - Bond FundSM - Class 2
•	0.30% if you choose the American Funds - Growth FundSM - Class 2
•	0.30% if you choose the American Funds - Growth-Income FundSM - Class 2
•	0.30% if you choose the American Funds - International FundSM - Class 2
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•	0.20% if you choose the AB Balanced Wealth Strategy Portfolio - Class B
•	0.20% if you choose the GE Investments Total Return Fund - Class 3
•	0.15% if you choose the Franklin Founding Funds Allocation VIP Fund - Class 4
Additional Death Distribution
If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.
Additional Death Distribution+
If you elect the Additional Death Distribution+, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.
Living Benefits Rider
If you elect the Living Benefits Rider, there is an annual rider fee of 1.25% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted even if your policy value exceeds your total withdrawal base.
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Retirement Income Max® Rider Fees
If you elect the Retirement Income Max® rider, there is an annual rider fee which is currently 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.
Retirement Income Choice® 1.6 Rider Fees
If you elect the Retirement Income Choice® 1.6 rider, then the rider fee, which is charged quarterly before annuitization, is 1.45%, 1.10% and 0.70% (on an annual basis) of the withdrawal base (1.55%, 1.10% and 0.70% for riders issued prior to May 1, 2014) for allocating 100% of your policy value in Designated Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income Choice® 1.6 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:
Options	Single Life Option	Joint Life Option
Death Benefit	0.40%	0.35%
Income EnhancementSM Benefit	0.30%	0.50%
We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee percentage may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.
Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.
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Reduced Fees and Charges
We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:
Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	0.50%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.50%
GE INVESTMENTS FUNDS, INC.	0.45%
JANUS ASPEN SERIES	0.35%
MFS ® VARIABLE INSURANCE TRUST	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to
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allocate resources and profits to us. Additionally, if a TST portfolio is subadvised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are subadvised by non-affiliated entities. During 2015 we received $217,303,279.34 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2015, TCI and its affiliates received payments that totaled approximately $1,102,000. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • American Century Investment Management, Inc.• AQR Capital Management, LLC• Barrow, Hanley, Mewhinney & Strauss • Belle Haven Investments • BlackRock Investment Management, LLC • Capital Research and Management CompanySM • Fidelity Management & Research Company • Franklin Templeton Service, LLC • Janus Capital Management LLC • Jennison Associates LLC • JP Morgan Investment Management Inc. • Kayne Anderson Capital Advisors, LP • Logan Circle Investment Partners • MainStay Capital Management LLC • MFS Investment Management• Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Morningstar Advisers • Oppenheimer Funds, Inc. • Pacific Investment Management Company • PineBridge Investments LLC • Pioneer Investment Management, Inc. • QS Legg Mason Global Asset Allocation, LLC • Ridgeworth Investments • Rockefeller & Co. • RS Investments • Schroder Investment Management • Systematic Financial Management • The Vanguard Group, Inc. • Thompson Siegel & Walmsley, LLC • Torray, LLC • Wadell & Reed Companies • Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender, you will receive your cash value.
If you want to take a partial surrender, in most cases it must be for at least $500 . Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
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You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy.
Surrenders may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.
If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfers
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
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The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	surrenders of cumulative interest credited;
•	Nursing Care and Terminal Condition Withdrawal Option surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	surrenders to satisfy any minimum distribution requirements; and
•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that contract owner's account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
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ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The earliest annuity commencement date is at least 30 days after you purchase your policy. Unless required by state law, the latest annuity commencement date cannot be after the date specified in your policy unless a later date is agreed to by us.
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment.
If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
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•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the annuitant's lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit (unlike all other life annuitization options which are not surrenderable). The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the premium surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value (i.e., the amount that would be available for surrender according to the Life with Emergency CashSM benefit schedule) without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the premium surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.
Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
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However, IF:
•	you choose Life with Emergency CashSM; and
•	the annuitant dies (if both joint annuitants die) before age 101;
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death.
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All surrender charges will be waived.
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When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are not the annuitant; and
•	you die prior to the annuity commencement date.
Please note the new owner (unless it is the deceased owner's spouse) must generally surrender the policy within five years of your death.
Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of the guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
NOTE: If you elect the Life with Emergency CashSM and the annuitant dies before age 101, then a Life with Emergency CashSM death benefit equaling the amount available for surrender will be paid.
IF:
•	annuity payments are being made under the Life with Emergency CashSM; and
•	the annuitant dies before age 101 (or earlier, if a qualified policy);
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit
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on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit (discussed below), plus premium payments, less gross withdrawals, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The following generally applies, depending on the state of issue, to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; less
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) as of the date of death.
This benefit is not available if you or the annuitant is 86 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.
Please note: You will not receive a guaranteed minimum death benefit if you do not choose one when you purchase your policy.
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Double Enhanced Death Benefit - No Longer Available
The death benefit under this option is the greater of 1 or 2 below:
1.	The 6% Annually Compounding through age 80 Death Benefit, which is equal to:
•	the total premium payments; less
•	any adjusted partial surrenders;
•	accumulated at an effective annual rate of 6% from each premium payment date and each surrender date to the earlier of the annuitant's date of death or the annuitant's 81st birthday.
2.	The Monthly Step-Up through age 80 Death Benefit, which is equal to:
•	the largest policy value on the policy date or on any monthly anniversary before the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any monthly anniversary with the largest policy value; minus
•	any adjusted partial surrenders since the date of the monthly anniversary with the largest policy value.
This benefit is not available if the owner or annuitant is age 76 or older on the policy date and requires you to invest only in certain “designated investment choices”. There is an extra charge for this death benefit of 0.65% annually.
Designated Investment Options. If you elected the Double Enhanced Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Double Enhanced Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
The Double Enhanced Death Benefit was not available if a guaranteed lifetime withdrawal benefit was chosen.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time.
Adjusted Partial Surrender
When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial surrender amount is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
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Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
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Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
In certain instances a designated beneficiary may be permitted to elect a “stretch” payment option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
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Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawal, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is
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defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed lifetime withdrawal benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed maximum accumulation benefit) could be taken into account to determine the policy value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement annuity, you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, where the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, you should consult a tax adviser with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
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Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2016, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rate is $5,450,000 indexed for inflation and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to
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distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a
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guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan
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participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
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Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.
This amount may be taken free of surrender charges.
Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $50. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.
If you request an additional surrender that exceeds the surrender charge free amount while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate. If the request does not exceed the surrender charge free amount, future systematic payment will be recalculated based on the remaining free amounts.
Keep in mind that surrenders under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. There is no charge for this benefit.
Income Benefit Programs
The Family Income Protector and Managed Annuity Programs are no longer available, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II. See Rider Grid for Additional Information on each of these riders.
Initial Payment Guarantee
You may only elect to purchase the Initial Payment Guarantee which provides annually stabilized payments that are guaranteed to never be less than a percentage of the initial variable annuity payment at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.
The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.
Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.
The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).
Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values (i.e., your payment is “net” the initial payment guarantee fee, mortality and expense risk fee, and administrative charges).
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The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.
Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).
Termination. The Initial Payment Guarantee is irrevocable.
The Initial Payment Guarantee may vary for certain policies and may not be available for all policies, in all states or at all times.
Liquidity Rider
The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
Please note:
•	This feature terminates upon annuitization and there is a mandatory annuity commencement date.
•	We may credit interest in the fixed account at a lower rate if you select this rider.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution
The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:
•	the Additional Death Distribution factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.
If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.
The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
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For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. A rider fee, 0.25% of the policy value is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.
Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+
The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
The rider benefit percentage may vary but equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
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Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ within 90 days of policy issuance if it is still being offered. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Nursing Care and Terminal Condition Withdrawal Option
No surrender charges or excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Withdrawal Option may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances: (e.g., because you were terminated, laid off, or otherwise lost your job involuntarily). In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.
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This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no charge for this benefit.
There is no restriction on the maximum amount you may surrender under this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next business day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
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NOTE CAREFULLY:
New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program;
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount in a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options or Open Allocation subaccounts as applicable under the Portfolio Allocation Method or Open Allocation Method (OAM). There is no charge for this benefit.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
The following benefits are no longer available, but if you have previously elected one of these riders you can still upgrade:
•	5 for LifeSM Rider
•	5 for LifeSM with Growth Rider
•	Income SelectSM for Life Rider
•	Retirement Income Choice® Rider
•	Retirement Income Choice® with Double Withdrawal Base Benefit Rider
•	Retirement Income Choice® 1.4 Rider
•	Retirement Income Choice® 1.2 Rider
•	Income LinkSM Rider
See Rider Grid for additional information on each of these riders.
Living Benefits Rider
You may elect to purchase the optional Living Benefits Rider (also known as Guaranteed Principal SolutionSM Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 0-80.
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The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option.
You should view the Living Benefits Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. We intend to include among the specified investment choices fixed account options to which excess interest adjustments do not apply. (See “Portfolio Allocation Method,” below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.
Guaranteed Minimum Accumulation Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
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Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix - Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference to your policy value (the policy value will then be subject to investment risk) which will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
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Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund rider charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
•	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are
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terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax advisor before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value. After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value. After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
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Rider Fee. A rider fee, 1.25% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 1.25% of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option is at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into
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your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.
See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Living Benefits Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
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Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Living Benefits Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, The Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Max® – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
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•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
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Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above, the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. In order to receive the applicable withdrawal percentage: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above, the growth percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. In order to receive the applicable growth percentage: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your
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policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up, and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
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Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® – Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
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On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
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Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefit. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix – Hypothetical Adjusted Partial Surrenders – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
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Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
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•	by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Retirement Income Choice® 2.0 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above, the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements included with your prospectus. In order for you to receive the withdrawal percentage reflected in the Rate Sheet Prospectus Supplement, your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not increase even though the annuitant’s age increases except in certain instances involving automatic step-ups, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
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Retirement Income Choice® 2.0 – Base Benefit – Growth Percentage
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above, the growth percentage is disclosed in Rate Sheet Prospectus Supplements included with your prospectus. In order for you to receive the growth percentage reflected in the Rate Sheet Prospectus Supplement, your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effective at that time. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
All Rate Sheet Prospectus Supplements are also available on the edgar system at (File 33-33085).
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Charges as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is
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the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect.
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Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value. After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements) If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
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Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
•	It is supervised by a staff of one or more licensed physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer's disease facility;
•	It provides care performed or supervised by a registered graduate nurse;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
•	It maintains a clinical record of each patient.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.
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The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
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Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal
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amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
OTHER INFORMATION
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.). The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the
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transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available
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investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and policy holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provides may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order
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processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches in the future.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com/individual/terms-of-use.
Transamerica Life Insurance Company
Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.
Financial Condition of the Company
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at
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the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC's website at http://www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners are available on our website (https://www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.
The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company's other income, gains or losses.
The assets of the separate account are held in the Company's name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.
The Funds
At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
We have discontinued new sales of the policies. You may, however, continue to make premium payments to fund your policy pursuant to its terms, and exercise all other rights and options under your policy - such as reallocating your policy value among investment options, making surrenders (full or partial), and making changes of ownership of your policy.
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Compensation to Broker-Dealers Who Sold the Policies. The policies have been offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay ongoing commissions through TCI to the selling firms for their past sales of the policies.
The selling firms that have selling agreements with us and TCI were paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission is 7.2% of premium payment (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives that may be based, in part on premiums paid after the initial premium. These arrangements are described further below.
The sales representative who sold you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may continue to receive in connection with your policy. Also inquire about any ongoing compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may have received different compensation or incentives for selling one product over another. In some cases, these differences may have created an incentive for the selling firm or its sales representatives to have recommended or sold this policy to you.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, may continue to pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
In addition, TCI paid selling firms other special fees based on new sales and/or assets under management. During 2015, TCI had paid such fees to at least 64 broker-dealers and other financial intermediaries. Some of the more significant entities were:
BBVA Securities, Inc. • Bruderman Brothers, LLC • Cambridge Investment Research, Inc. •  CCO Investments •  Centarus Financial, Inc. • Cetera Advisor Networks LLC • Cetera Advisors LLC • Cetera Financial Specialists LLC • Cetera Investment Services LLC •  CFD Investments, Inc • Commonwealth Financial Network • Comprehensive Asset Management and Servicing, Inc.• Edward D. Jones & Co., L.P.• Equity Services, Inc. • Fifth Third Securities, Inc. • First Allied Holdings, Inc. • FSC Securities Corporation •  Geneos Wealth Management, Inc. • Girard Securities, Inc. • Hantz Financial Services, Inc. • Invest Financial Corporation • Investacorp, Inc. • Investment Centers of America, Inc. • Investors Capital Holding, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • JP Turner & Company • Key Investment Services, Inc. • Legend Equities Corporation • Lincoln Financial Advisors Corporation • Lincoln Financial Securities Corporation • LPL Financial, LLC. • M&T Securities Product Management • Merrill Lynch, Pierce, Fenner & Smith Inc. • MetLife Securities, Inc. • Money Concepts Capital Corporation • Morgan Stanley Smith Barney, Inc. • Mutual of Omaha Inv. Serv. • National Planning Corporation • NFP Securities Inc. • Park Avenue Securities, LLC • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Santander Securities LLC • Securian Financial Services, Inc. • Securities America, Inc. •  Sigma Financial Corporation • Signator Financial Services, Inc. • Signator Investors, Inc. • SII Investments, Inc. • Summit Financial Service Group, Inc. • SunTrust Investment Services • The Huntington Investment Company • Transamerica Financial Advisors, Inc. • UBS Financial Services • US Bancorp Investments, Inc. • VOYA Financial Partners, LLC • VSR Financial Services, Inc. • Wells Fargo Advisors Financial Network, LLC • Wells Fargo Advisors, LLC • Wells Fargo Investments LLC • Woodbury Financial
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For the calendar year ended December 31, 2015 TCI paid approximately $27,600,000 to various brokers and other financial intermediaries in connection with revenue sharing arrangements.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Transamerica Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Financial Statements for Merrill Lynch
Appendix - Condensed Financial Information
Appendix - Merrill Lynch Condensed Financial Information
Appendix - Huntington Condensed Financial Information
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APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this Prospectus. Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income Choice® 1.2 Rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio – Class B	AB Growth and Income Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long term capital appreciation.
Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term growth of capital.
Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation.
GE INVESTMENTS FUNDS, INC.
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3	GE Asset Management, Inc.
Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST(2)
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Aegon Government Money Market - Service Class(3)(4)	Transamerica Aegon Government Money Market VP – Service Class(3)(4)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of capital.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
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UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.
TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Long-term capital appreciation.
TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.
TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA BlackRock Equity Smart Beta 100	Transamerica BlackRock Equity Smart Beta 100 VP	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Smart Beta 50	Transamerica BlackRock Smart Beta 50 VP	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75	Transamerica BlackRock Smart Beta 75 VP	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor's 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class(5)	Transamerica Janus Mid-Cap Growth VP – Service Class(5)	Janus Capital Management LLC
Investment Objective: Capital appreciation.
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UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximize long-term growth.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Current income and preservation of capital.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation and current income.
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation with current income as secondary objective.
TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.
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UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class	Torray, LLC
Investment Objective: High total return.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	Transamerica Series Trust - Service Class - As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholder that purchased the policy before May 1, 2003.
(3)	There can be no assurance that the Transamerica Aegon Government Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Money Market - Service Class subaccount may become extremely low and possibly negative.
(4)	Effective May 1, 2016, Transamerica Aegon Money Market VP was renamed Transamerica Aegon Government Money Market VP.
(5)	Effective May 1, 2016, Transamerica Morgan Stanley Mid-Cap Growth VP subadvised by Morgan Stanley Investment Management Inc. was renamed Janus Mid-Cap Growth VP and is subadvised by Janus Capital Management.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.
83

CLOSED INVESTMENT OPTIONS:
The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital growth.
JANUS ASPEN SERIES
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	Janus Capital Management LLC
Investment Objective: Capital appreciation.
The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TRANSAMERICA SERIES TRUST
TA Systematic Small/Mid Cap Value - Initial Class	Transamerica Systematic Small/Mid Cap Value VP - Initial Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.
The following subaccounts are only available to owners that held an investment in these subaccounts on December 12, 2011. However, if any such owner surrenders all of his or her money from these subaccounts after December 12, 2011, that owner may not reinvest in those subaccounts.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Value Opportunities Fund – Series II Shares	Invesco V.I. Value Opportunities Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
Invesco V.I. American Franchise Fund – Series II Shares	Invesco V.I. American Franchise Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
AB VARIABLE PRODUCTS SERIES FUND, INC. (1)
AB Large Cap Growth Portfolio – Class B(2)	AB Large Cap Growth Portfolio – Class B(2)	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Reasonable income with a potential for capital appreciation.
Fidelity VIP Growth Portfolio – Service Class 2	Fidelity VIP Growth Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Advisers, LLC
Investment Objective: Capital appreciation with income as secondary goal.
JANUS ASPEN SERIES
Janus Aspen – Enterprise Portfolio – Service Shares	Janus Aspen – Enterprise Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
Janus Aspen – Global Research Portfolio – Service Shares	Janus Aspen – Global Research Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
84

SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
MFS ® VARIABLE INSURANCE TRUST
MFS ® Total Return Series – Service Class	MFS ® Total Return Series – Service Class	MFS ® Investment Management
Investment Objective: Total Return.
(1)	Effective May 1, 2015, AllianceBernstein Variable Products Series Fund, Inc. will be renamed AB Variable Products Series Fund, Inc.
(2)	Effective May 1, 2015, AllianceBernstein Large Cap Growth Portfolio will be renamed AB Large Cap Growth Portfolio.
Effective open of business on September 17, 2012, the following subaccounts are closed to new investments.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2	Franklin Advisers, Inc.
Investment Objective: Maximize income while maintaining prospects for capital appreciation.
Templeton Foreign VIP Fund - Class 2	Templeton Foreign VIP Fund - Class 2	Templeton Investment Counsel LLC
Investment Objective: Long term capital growth.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Founding Funds Allocation VIP Fund - Class 4	Franklin Founding Funds Allocation VIP Fund - Class 4	Franklin Templeton Services, LLC
Investment Objective: Capital appreciation with a secondary goal of income.
MFS ® VARIABLE INSURANCE TRUST
MFS ® New Discovery Series – Service Class	MFS ® New Discovery Series – Service Class	MFS ® Investment Management
Investment Objective: Capital appreciation.
85

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Double Enhanced Death Benefit(1)	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds		Before 12/12/11	12/12/11 to 11/9/14	11/10/14 and After	A	B	C
AB Balanced Wealth Strategy Portfolio - Class B	√
American Funds - Asset Allocation FundSM - Class 2	√
American Funds - Bond FundSM - Class 2	√	√	√	√			√
Fidelity VIP Balanced Portfolio - Service Class 2	√
GE Investments Total Return Fund - Class 3	√
TA AB Dynamic Allocation - Service Class	√	√					√
TA Aegon Government Money Market - Service Class	√	√	√	√			√
TA Aegon U.S. Government Securities - Service Class	√	√	√	√			√
TA American Funds Managed Risk - Balanced - Service Class(2)		√	√			√
TA Asset Allocation - Conservative - Service Class(2)	√	√	√	√			√
TA Asset Allocation - Moderate - Service Class(2)	√	√	√			√
TA Asset Allocation - Moderate Growth - Service Class(2)	√				√
TA BlackRock Equity Smart Beta 100
TA BlackRock Global Allocation - Service Class					√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(2)	√	√	√			√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(2)	√				√
TA BlackRock Smart Beta 50					√
TA BlackRock Smart Beta 75
TA BlackRock Tactical Allocation - Service Class(2)						√
TA International Moderate Growth - Service Class(2)	√				√
TA JPMorgan Core Bond - Service Class		√	√	√			√
TA JPMorgan Tactical Allocation - Service Class		√	√	√			√
TA Janus Balanced - Service Class					√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(2)		√	√	√		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(2)					√
TA Market Participation Strategy - Service Class			√			√
TA Managed Risk - Balanced ETF - Service Class(2)	√	√	√	√		√
TA Managed Risk - Conservative ETF - Service Class(2)	√	√	√	√			√
TA Managed Risk - Growth ETF - Service Class(2)	√				√
TA Multi-Managed Balanced - Service Class	√				√
TA PIMCO Tactical - Balanced - Service Class(2)			√			√
TA PIMCO Tactical - Conservative - Service Class(2)			√	√			√
TA PIMCO Tactical - Growth - Service Class(2)					√
TA PIMCO Total Return - Service Class	√	√	√	√			√
TA PineBridge Inflation Opportunities- Service Class		√	√	√			√
86

Designated Investment Options — (Continued)
	Double Enhanced Death Benefit(1)	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds		Before 12/12/11	12/12/11 to 11/9/14	11/10/14 and After	A	B	C
TA QS Investors Active Asset Allocation - Conservative - Service Class(2)	√	√	√	√			√
TA QS Investors Active Asset Allocation - Moderate - Service Class(2)		√	√			√
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(2)					√
Fixed Account	√	√	√	√			√
(1)	The Double Enhanced Death Benefit is no longer available on new policies.
(2)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.
87

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2015. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675 $1.000000	$1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675	0.000 0.000 0.000 46,933.885 47,193.448 49,674.121 52,674.226 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062 $0.989756	$1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791 $1.000877	$1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459 $1.000000	$1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459	0.000 0.000 0.000 22,964.379 23,101.307 23,905.985 52,520.293 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022 $1.000000	$1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022	0.000 0.000 0.000 84,912.448 88,557.826 92,509.807 121,575.675 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704 $0.988788	$1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704	0.000 0.000 0.000 6,717.500 6,762.180 6,807.003 0.000
88

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class Subaccount Inception Date August 16, 2010	2015 2014 2013 2012 2011 2010	$1.149531 $1.117818 $1.071415 $1.037662 $1.045621 $1.000000	$1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008	$0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216 $1.000000	$0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216	0.000 0.000 0.000 11,071.970 11,133.207 11,718.410 205,776.524 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008	$1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589 $1.000000	$1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2015	$9.999337	$9.464876	0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338 $1.000000	$1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338	0.000 0.000 0.000 46,164.191 526,446.810 531,893.499 531,590.170 104,680.989
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131 $1.000000	$1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131	0.000 0.000 0.000 9,027.685 426,857.029 478,251.510 777,986.243 759,633.983
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762 $1.000000	$1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762	0.000 0.000 0.000 413,859.639 1,013,995.665 1,160,664.773 790,528.677 389,732.455
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.894477 $9.998010	$9.327076 $9.894477	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.854616 $9.998010	$9.132530 $9.854616	0.000 0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008	$0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505 $1.000000	$0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505	0.000 0.000 0.000 17,010.561 17,104.639 18,003.731 19,091.078 0.000
89

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728 $1.000000	$1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728	0.000 0.000 0.000 0.000 421,016.513 423,344.915 455,585.217 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153 $0.999934	$1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267 $1.000000	$1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267	0.000 0.000 0.000 1,355,737.959 463,518.460 464,384.753 448,930.578 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646 $1.000000	$1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723 $1.000000	$1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723	0.000 0.000 0.000 317,212.857 328,287.611 258,699.142 101,995.049 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date December 9, 2011	2015 2014 2013 2012 2011	$1.106600 $1.094258 $1.047037 $1.004699 $1.000000	$1.054634 $1.106600 $1.094258 $1.047037 $1.004699	0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833 $1.261449 $1.218097 $1.054234	$1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833 $1.261449 $1.218097	2,130,884.029 3,062,432.261 3,282,853.098 3,132,005.311 3,245,096.115 3,684,679.822 4,603,028.921 5,407,181.083 6,409,585.889 7,637,407.419
90

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961 $0.952272 $0.952275 $0.848701	$1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961 $0.952272 $0.952275	563,874.416 741,479.067 784,504.887 867,482.395 1,026,076.563 1,323,526.990 1,601,860.798 1,994,600.263 2,646,196.524 3,063,741.873
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451 $1.788832 $1.544135 $1.402996	$2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451 $1.788832 $1.544135	2,555,371.437 3,558,470.008 4,035,728.449 3,940,964.007 4,334,157.245 5,237,823.042 6,017,677.711 6,724,110.989 7,587,193.743 8,528,279.893
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259 $1.337242 $1.337042 $1.128753	$1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259 $1.337242 $1.337042	583,820.799 906,580.525 1,187,062.981 1,394,513.361 1,745,547.555 2,076,464.423 2,473,212.069 2,976,039.412 3,794,507.268 4,301,024.576
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269 $1.093944 $0.874541 $0.830834	$1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269 $1.093944 $0.874541	801,137.027 1,113,633.577 1,252,360.563 1,507,300.770 2,094,438.697 2,248,242.558 2,186,092.760 2,476,344.383 2,642,246.891 2,559,636.002
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927 $1.284076 $1.057895 $1.018922	$1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927 $1.284076 $1.057895	106,707.899 125,915.900 144,552.046 178,376.922 192,081.364 247,592.928 277,453.762 416,758.974 469,443.284 673,040.1507
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755 $2.266360 $1.989658 $1.792176	$3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755 $2.266360 $1.989658	1,668,195.142 2,358,356.382 2,836,601.484 2,889,672.287 3,912,415.682 4,975,285.834 5,354,900.713 6,099,947.258 7,300,277.425 8,965,159.106
91

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482 $1.580730 $1.517999 $1.324841	$2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482 $1.580730 $1.517999	988,787.690 1,231,808.019 1,338,281.609 1,288,931.146 1,409,051.847 1,600,219.581 1,568,415.562 1,812,943.766 2,225,317.908 2,384,962.628
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353 $1.000000	$1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353	455,369.541 788,777.324 916,596.332 1,239,436.961 1,428,336.891 877,267.691 605,023.639 276,995.967 61,689.050
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.965403 $1.000000	$1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.965403	332,515.502 375,890.984 417,861.058 529,967.918 712,962.881 831,977.650 488,924.122 439,704.091 370,243.674
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.423414 $1.332374 $0.964999 $1.000000	$1.472636 $1.423414 $1.332374 $0.964999	93,555.448 175,941.297 177,398.688 178,951.010
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.427806 $1.358879 $1.032385 $0.888489 $0.931187 $0.881600 $0.604186 $1.271980 $1.270636 $1.139065	$1.259917 $1.427806 $1.358879 $1.032385 $0.888489 $0.931187 $0.881600 $0.604186 $1.271980 $1.270636	457,715.964 781,435.417 815,511.954 983,247.525 1,132,694.505 1,231,664.405 1,348,192.328 1,248,208.190 1,377,622.440 1,751,370.632
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794 $1.289164 $1.072245 $0.958132	$2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794 $1.289164 $1.072245	403,960.653 517,730.828 647,899.865 719,356.176 833,109.173 1,248,941.609 1,569,166.390 1,946,421.855 2,241,519.411 2,246,620.051
92

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819 $1.016044 $0.940727 $0.807605	$1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819 $1.016044 $0.940727	910,020.446 1,302,627.133 1,462,983.894 1,573,432.159 2,153,324.564 2,462,188.664 2,547,712.342 2,711,937.288 3,571,752.083 3,404,232.320
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702 $1.454423 $1.374155 $1.209131	$2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702 $1.454423 $1.374155	100,381.674 229,607.578 244,605.861 269,337.706 289,109.351 359,445.496 443,893.860 536,701.699 632,621.645 784,540.751
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754 $1.208354 $1.196609 $1.072810	$2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754 $1.208354 $1.196609	120,481.167 215,955.785 240,206.363 282,645.552 451,103.348 516,185.363 478,997.423 231,040.647 313,704.415 491,278.724
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691 $1.323958 $1.289840 $1.169929	$1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691 $1.323958 $1.289840	430,889.891 555,485.157 866,396.781 1,106,481.510 1,236,601.400 1,112,259.629 1,148,186.066 1,251,214.981 2,090,560.795 2,602,682.739
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130 $1.000000	$0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130	745,369.253 920,744.345 969,406.017 1,061,115.444 1,141,510.336 1,277,324.777 1,348,728.179 569,440.994 706,858.811
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882 $1.661544 $1.418146 $1.294720	$1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882 $1.661544 $1.418146	303,070.419 462,958.289 440,462.830 555,722.059 711,143.955 896,481.799 762,827.737 733,236.260 1,159,886.289 799,188.121
93

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431 $1.381306 $1.373205 $1.253150	$2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431 $1.381306 $1.373205	1,473,706.258 2,003,469.747 2,157,044.067 2,512,914.847 2,781,053.381 3,541,121.197 4,092,068.506 3,833,075.651 4,894,549.627 6,077,620.515
TA Aegon Government Money Market - Initial Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014 $1.094695 $1.055380 $1.020274	$1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014 $1.094695 $1.055380	3,550,948.734 3,465,737.866 4,172,598.900 4,705,081.936 5,190,240.954 5,481,088.281 8,420,583.580 14,363,188.138 8,511,854.762 6,589,430.242
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925 $1.188702 $1.134988 $1.112738	$1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925 $1.188702 $1.134988	1,931,809.944 2,423,362.835 2,716,413.767 3,939,528.945 3,106,858.807 4,203,179.351 6,011,581.969 8,037,043.832 8,787,346.304 10,295,986.028
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.347865 $1.306923 $1.356996 $1.310298 $1.236541 $1.201264 $1.167287 $1.100331 $1.053261 $1.034732	$1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541 $1.201264 $1.167287 $1.100331 $1.053261	0.000 0.000 0.000 0.000 98,173.352 88,336.654 105,907.878 113,960.656 0.000 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764 $1.393535 $1.326374 $1.227011	$1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764 $1.393535 $1.326374	3,797,585.727 4,145,316.154 4,410,032.260 6,961,840.689 7,773,681.802 7,255,665.870 7,543,940.535 8,647,551.535 6,358,499.510 4,017,609.120
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.812649 $1.786542 $1.426436 $1.282768 $1.373148 $1.209469 $0.943304 $1.582269 $1.486851 $1.302034	$1.755703 $1.812649 $1.786542 $1.426436 $1.282768 $1.373148 $1.209469 $0.943304 $1.582269 $1.486851	4,517,856.555 5,163,087.764 5,331,317.924 5,084,523.138 5,189,871.862 5,571,386.808 6,537,539.009 7,558,510.553 8,571,362.778 8,544,356.121
94

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425 $1.469438 $1.378257 $1.251752	$1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425 $1.469438 $1.378257	6,075,191.335 8,017,898.360 8,707,592.314 8,605,379.219 10,082,704.394 12,203,170.432 12,727,172.376 13,595,291.737 11,238,815.145 10,919,291.356
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885 $1.538888 $1.445324 $1.285492	$1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885 $1.538888 $1.445324	7,272,320.332 8,472,443.776 9,632,866.383 10,385,000.361 12,327,287.481 13,470,158.065 14,986,491.047 15,673,930.650 21,741,455.856 21,707,876.799
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125 $1.638984 $1.586029 $1.373411	$1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125 $1.638984 $1.586029	5,836,674.609 7,813,115.084 8,828,821.350 9,916,418.402 11,227,151.017 13,436,880.158 7,623,927.116 3,328,197.582 3,833,718.200 4,798,823.360
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480 $0.993371	$1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480	1,627,072.474 1,599,420.931 1,916,312.091 1,881,232.603 2,122,948.693 1,113,300.535 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468 $2.376670 $2.579503 $1.835653	$2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468 $2.376670 $2.579503	613,328.142 827,415.947 860,837.824 845,902.484 928,814.007 1,072,986.989 1,223,920.007 1,352,498.432 1,937,967.231 2,357,160.739
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717 $0.695766 $1.106246 $1.032458 $1.000000	$1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717 $0.695766 $1.106246 $1.032458	454,232.151 476,852.325 507,255.397 499,803.738 641,124.330 597,980.014 568,218.571 589,076.816 456,514,352 300,618.870
95

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Initial Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867 $0.997022 $0.823890 $0.758974	$1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867 $0.997022 $0.823890	2,657,882.697 3,660,850.648 4,153,241.453 4,575,233.057 4,915,991.861 3,195,530.367 2,995,825.830 3,179,743.189 4,066,803.665 4,592,341.896
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782 $1.020357 $0.926507 $0.919997	$1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782 $1.020357 $0.926507	3,317,204.905 3,904,561.550 4,428,310.623 4,719,090.936 5,520,662.954 6,603,343.901 1,262,749.349 1,354,610.758 1,416,143.274 1,711,857.746
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084 $1.123403 $1.088148 $0.955422	$1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084 $1.123403 $1.088148	2,306,277.560 2,845,273.043 3,488,138.802 3,605,581.649 4,087,855.463 5,287,496.656 5,783,261.087 6,758,552.569 8,238,516.810 9,104,814.749
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949 $0.985165	$2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949	640,479.579 770,941.439 752,225.347 318,565.728 128,646.544 116,896.182 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009	$1.328200 $1.286277 $1.168742 $1.091750 $1.089393 $0.996462 $0.991650	$1.288589 $1.328200 $1.286277 $1.168742 $1.091750 $1.089393 $0.996462	704,784.310 1,134,576.862 1,157,108.366 1,628,654.773 832,039.221 32,517.907 16,969.516
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540 $0.999966	$1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540	100,103.045 70,523.875 65,403.293 14,189.680 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009	$1.445955 $1.408111 $1.200284 $1.089474 $1.115713 $0.999658 $0.988780	$1.377915 $1.445955 $1.408111 $1.200284 $1.089474 $1.115713 $0.999658	416,244.216 526,523.482 705,504.095 633,081.539 626,958.824 163,793.436 0.000
96

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955 $1.311199 $1.216347 $1.000666	$1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955 $1.311199 $1.216347	1,442,162.300 1,951,206.293 2,279,685.441 2,123,557.972 2,367,558.278 2,753,021.903 2,941,447.496 3,521,199.814 4,747,399.718 6,251,646.869
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045 $1.215742 $1.218398 $1.040511	$2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045 $1.215742 $1.218398	1,767,693.093 2,359,540.326 2,721,531.565 2,856,287.206 3,179,066.179 3,604,608.387 4,294,821.382 5,525,735.050 6,640,710.672 8,196,089.851
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543 $1.498683 $1.335781 $1.239342	$2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543 $1.498683 $1.335781	2,567,927.410 2,633,946.065 1,815,297.350 715,686.017 488,161.706 386,559.268 344,599.806 415,036.780 387,058.651 410,168.435
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180 $1.260541 $1.171534 $1.138214	$1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180 $1.260541 $1.171534	2,272,738.034 3,239,538.086 3,904,026.854 5,895,168.241 6,865,629.700 6,873,397.385 6,904,300.326 5,333,905.533 4,524,612.035 4,927,679.130
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.359635 $3.232715 $2.401091 $2.088952 $2.172744 $1.686857 $1.192595 $2.042093 $1.657650 $1.421656	$3.234792 $3.359635 $3.232715 $2.401091 $2.088952 $2.172744 $1.686857 $1.192595 $2.042093 $1.657650	2,831,054.265 3,745,888.126 4,167,131.807 4,533,245.783 5,197,234.850 6,463,490.436 7,634,988.171 9,476,904.457 11,349,372.381 14,465,154.968
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781 $1.254462 $1.158869 $1.132689	$2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781 $1.254462 $1.158869	1,321,390.361 1,757,169.203 2,036,888.601 2,075,115.142 2,572,491.839 2,956,117.592 3,408,196.303 4,124,402.825 5,069,996.039 6,090,222.616
97

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208 $1.348278 $1.249638 $1.146722	$2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208 $1.348278 $1.249638	2,811,862.513 3,779,336.249 4,209,651.757 4,698,469.723 5,025,568.348 5,624,209.627 6,625,940.817 3,988,563.769 4,688,483.877 5,553,274.298
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802 $1.602061 $1.403238 $1.150322	$1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802 $1.602061 $1.403238	1,304,495.842 1,710,277.248 1,985,390.575 2,034,778.016 2,718,904.965 3,224,918.077 3,639,852.715 4,675,082.851 5,883,226.534 5,406,989.603
TA WMC US Growth - Initial Class Subaccount Inception Date May 2, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847 $1.409942 $1.227724 $1.143396	$1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847 $1.409942 $1.227724	4,831,240.774 6,359,593.171 7,553,724.567 8,210,029.399 10,087,038.327 7,425,505.637 9,406,811.699 10,646,505.830 12,801,773.320 15,355,936.855
(1)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective May 1, 2015, AllianceBernstein Balanced Wealth Strategy Portfolio will be renamed AB Balanced Wealth Strategy Portfolio.
(5)	Effective May 1, 2015, TA AllianceBernstein Dynamic Allocation was renamed TA AB Dynamic Allocation.
(6)	TA BlackRock Global Allocation Managed Risk – Balanced was available on or about November 10, 2014.
(7)	TA BlackRock Global Allocation Managed Risk – Growth was available on or about November 10, 2014.
(8)	Effective close of business November 7, 2014 TA Vanguard ETF Portfolio – Aggressive Growth was merged into TA Vanguard ETF Portfolio - Growth.
(9)	Effective May 1, 2015, AllianceBernstein Growth and Income Portfolio will be renamed AB Growth and Income Portfolio.
(10)	Effective May 1, 2015, AllianceBernstein Large Cap Growth Portfolio will be renamed AB Large Cap Growth Portfolio.
(11)	Effective on or about July 1, 2014 TA WMC Diversified Growth was renamed TA WMC US Growth.
The TA American Funds Managed Risk – Balanced had not commenced operation as of December 31, 2014, therefore, comparable data is not available.
98

APPENDIX
POLICY VARIATIONS
The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.
Approximate First Issue Date
Policy Form Number	AV201 101 65 189	January 1991
	AV254 101 87 196	June 1996
	AV320 101 99 197	May 1997
	AV376 101 106 1197	May 1998
	AV432 101 114 199	May 2000
	AV494 101 124 100	May 2000
	AV620 101 137 101	May 2001
	AV720 101 148 102	May 2002
	AV920 101 168 603	November 2003
Policy Endorsement Form Number	AE830 292	May 1992
	AE847 394	June 1994
	AE871 295	May 1995
	AE909 496	June 1996
	AE890 196	June 1996
	AE945 197	May 1997

Product Feature	Landmark 96 & Prior Form Number: AV201 101 65 189	Landmark 96 & Prior Form Numbers: AV201 101 65 189 AE830 292 AE847 394	Landmark 96 & Prior Form Numbers: AV201 101 65 189 AE847 394 AE871 295
Guaranteed Minimum Death Benefit Option(s)	Total premiums paid, less any partial surrenders and any surrender charges made before death, accumulated at 4% to the date we receive due proof of death or the policy value on the date we receive due proof of death, which ever is greater.	5% Annually Compounding	A. 5% Annually Compounding B. Annual Step-Up Option A is only available if owner and annuitant are both under age 75.
Double Enhanced Death Benefit Designated Funds	N/A	N/A	N/A
Death Proceeds	Greater of:
1) the policy value on the date we receive due proof of death, or
	2) the total premiums paid for this policy, less any partial surrenders and any surrender charges made before death, accumulated at 4% interest per annum to the date we receive due proof of death	Greater of: 1) policy value or 2) 5% Annually Compounding Death Benefit	Greater of: 1) policy value or 2) guaranteed minimum death benefit
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	1.40%	1.40%	1.40%
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	No	No	No
Fund Facilitation Fee	No	No	No
Guaranteed Period Options (available in the fixed account)	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.
99

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 96 & Prior Form Number: AV201 101 65 189	Landmark 96 & Prior Form Numbers: AV201 101 65 189 AE830 292 AE847 394	Landmark 96 & Prior Form Numbers: AV201 101 65 189 AE847 394 AE871 295
Annual Contract Charge (Service Charge)	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0
Distribution Financing Charge	N/A	N/A	N/A
Liquidity (L-Share) Optional Rider	Not Available	Not Available	Not Available
Optional Riders	N/A	N/A	N/A
Premium EnhancementSM	No	No	No
Excess Interest Adjustment	N/A	Yes	Yes
Asset Rebalancing	N/A	Yes	Yes
Dollar Cost Averaging Fixed Account Option	N/A	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	N/A	Yes - Endorsement AE 847 394	Yes - Endorsement AE 847 394
Unemployment Waiver	N/A	N/A	N/A
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - One per year.	Yes - One per year.

Product Feature	Landmark 96 & Prior Form Numbers: AV254 101 87 196 AE909 496 AE 890 196	Landmark 97 Form Numbers: AV320 101 99 197 AE945 197	Landmark 98 Form Numbers: AV376 101 106 1197 AE 945 197
Guaranteed Minimum Death Benefit Option(s)	A. 5% Annually Compounding B. Annual Step-Up C. Return or Premium Option A is only available if owner and annuitant are both under age 75.	A. 5% Annually Compounding
B. Annual Step-Up
C. Return of Premium
Option A is only available if owner and annuitant are both under age 75. Option B is only available if owner and annuitant are under age 81.	A. 5% Annually Compounding
B. Double Enhanced
C. Return of Premium
Option A is only available if owner and annuitant are both under Age 75. Option B is only available if owner and annuitant are both under age 81.
Double Enhanced Death Benefit Designated Funds	N/A	N/A	N/A
Death Proceeds	Greatest of (a) annuity purchase value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.40% for Return of Premium • 1.40% for Step-up • 1.40% for Compounding	• 1.40% for Return of Premium (Years 1-7)
• 1.25% for Return of Premium (Years 8+)
• 1.55% for Compounding (Years 1-7)
• 1.40% for Compounding (Years 8+)
• 1.55%for Annual Step-up (Years 1-7)
• 1.40% for Annual Step Up (Years 8+)	• 1.40% for Return of Premium (Years 1-7)
• 1.25% for Return of Premium (Years 8+)
• 1.55% for Compounding (Years 1-7)
• 1.40% for Compounding (Years 8+)
• 1.55% for Annual Step-up (Years 1-7)
• 1.40% for Annual Step Up (Years 8+)
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	No	Yes - 1.25%	Yes - 1.25%
Fund Facilitation Fee	No	No	No
Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.
100

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 96 & Prior Form Numbers: AV254 101 87 196 AE909 496 AE 890 196	Landmark 97 Form Numbers: AV320 101 99 197 AE945 197	Landmark 98 Form Numbers: AV376 101 106 1197 AE 945 197
Annual Contract Charge (Service Charge)	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.
Distribution Financing Charge	N/A	Applicable	Applicable
Liquidity (L-Share) Optional Rider	Not Available	Not Available	Not Available
Optional Riders	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus
• Taxpayer Plus 2
• Taxpayer Rider 2003	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer Rider 2003	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer Rider 2003
Premium EnhancementSM	No	No	No
Excess Interest Adjustment	Yes	Yes	Yes
Asset Rebalancing	Yes	Yes	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes - Endorsement AE 890 196	Yes - Endorsement AE 945 197	Yes - Endorsement AE 945 197
Unemployment Waiver	N/A	N/A	N/A
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - One per year.	Yes - One per year.

Product Feature	Landmark 2000 Form Numbers: AV432 101 114 199 CRT AV494 101 124 100 and RGMI 1 798	Landmark 2001 Form Numbers: AV620 101 137 101 and RGMI 1 798	Landmark 2002 Form Numbers: AV720 101 148 102 RGMI 1 798
Guaranteed Minimum Death Benefit Option(s)	A. 5% Annually Compounding
B. Greater of 5% Annually Compounding through age 80 or Annual Step-Up through age 80
C. Return of Premium
D. Monthly Step-Up through age 80
Option A is only available if owner and annuitant are both under age 75. Option B and D are only available if owner and annuitant are both under age 81.	A. Double Enhanced Death Benefit - Greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80
B. Return of Premium Death Benefit
Option A is available if owner and annuitant are age 80 or younger. Option B is available if owner and annuitant are age 90 or younger.	A. Double Enhanced Death Benefit - greater of (1) 6% Annually Compounding through age 80 or (2) monthly step-up through age 80
B. Return of Premium Death Benefit
Option A is available if owner and annuitant are age 80 or younger. Option B is available if owner and annuitant are age 90 or younger.
Double Enhanced Death Benefit Designated Funds	N/A	N/A	N/A
101

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 2000 Form Numbers: AV432 101 114 199 CRT AV494 101 124 100 and RGMI 1 798	Landmark 2001 Form Numbers: AV620 101 137 101 and RGMI 1 798	Landmark 2002 Form Numbers: AV720 101 148 102 RGMI 1 798
Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.40% for Return of Premium • 1.55% for Compounding • 1.55% for Annual Step-up • 1.55% for Double Enhanced	• 1.25% for Return of Premium • 1.50% for Double Enhanced	• B-Share: 1.30% for Return of Premium
• 1.55% for Double Enhanced
• L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)
• 1.30% for Return or Premium (Years 5+)
• 2.05% for Double Enhanced (Years 1-4)
• 1.55% for Double Enhanced (Years 5+)
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	Yes - 1.25% for Individual Annuity and 1.55% for Group Policy	Yes - 1.25%	Yes - 1.25%
Fund Facilitation Fee	No	No	No
Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.
Annual Contract Charge (Service Charge)	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options. (Group Policy AV432 101 114 199 $0-$2000 = 2% or if policy value is over $2001 = $40)	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.
Distribution Financing Charge	N/A	N/A	N/A
Liquidity (L-Share) Optional Rider	Not Available	Not Available	Available
Optional Riders	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for Life 2005SM
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer Rider 2003
• Group Policy AV432 101 114 199 options - Income SelectSM for Life, Living Benefits Rider 2005, Guaranteed Minimum Income Benefit RGMI 4 499.	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer Rider 2003	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer Rider 2003
Premium EnhancementSM	Yes - Endorsements for Group Policy AV432 101 114 199 - AE 1073 199, AE 1075 199, or AE 1076 199	No	No
Excess Interest Adjustment	Yes	Yes	Yes
102

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 2000 Form Numbers: AV432 101 114 199 CRT AV494 101 124 100 and RGMI 1 798	Landmark 2001 Form Numbers: AV620 101 137 101 and RGMI 1 798	Landmark 2002 Form Numbers: AV720 101 148 102 RGMI 1 798
Asset Rebalancing	Yes	Yes	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes
Unemployment Waiver	Yes	Yes	Yes
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - One per year.	Yes - One per year.

Product Feature	Landmark 2002 - Revised Form Number: AV720 101 148 102	Landmark 2003 Form Number: AV920 101 168 603	Landmark 2008 Form Number: AV920 101 168 603
Guaranteed Minimum Death Benefit Option(s)	A. Double Enhanced Death Benefit (RGMD 6 0203) - greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80
B. Annual Step Up Death Benefit (RGMD 5 0103)
C. Return of Premium Death Benefit
Option A and B are available if owner and annuitant are age 80 or younger. Option C is available if owner and annuitant are age 90 or younger.	A. Double Enhanced Death Benefit (RGMD 6 0203) - greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80
B. Annual Step Up Death Benefit (RGMD 5 0103)
C. Return of Premium Death Benefit (RGMD 8 0603)
Option A and B are available if owner and annuitant are age 80 or younger. Option C is available if owner and annuitant are age 90 or younger.	A. Double Enhanced Death Benefit (RGMD 15 0108) - greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80
B. Annual Step Up Death Benefit (RGMD 5 0103)
C. Return of Premium Death Benefit (RGMD 8 0603)
Option A and B are available if owner and annuitant are age 75 or younger.
For riders issued on or after December 12, 2011. Option C is available is owner and annuitant are age 86 or younger.
For riders issued prior to December 12, 2011. Option C is available if owner and annuitant are age 90 or younger.
103

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 2002 - Revised Form Number: AV720 101 148 102	Landmark 2003 Form Number: AV920 101 168 603	Landmark 2008 Form Number: AV920 101 168 603
Double Enhanced Death Benefit Designated Funds
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.	N/A	N/A	• AB Balanced Wealth Strategy Portfolio - Class B
• American Funds - Asset Allocation FundSM - Class 2
• American Funds - Bond FundSM - Class 2
• Fidelity VIP Balanced Portfolio - Service Class 2
• Franklin Founding Funds Allocation VIP Fund - Class 4
• GE Investments Total Return Fund - Class 3
• TA Aegon Government Money Market - Service Class
• TA Aegon U.S. Government Securities - Service Class
• TA AB Dynamic Allocation - Service Class
• TA Asset Allocation - Conservative - Service Class
• TA Asset Allocation - Moderate - Service Class
• TA Asset Allocation - Moderate Growth - Service Class
• TA International Moderate Growth - Service Class
• TA Managed Risk - Balanced ETF - Service Class
• TA Managed Risk - Conservative ETF - Service Class
• TA Managed Risk - Growth ETF - Service Class
• TA Multi-Managed Balanced - Service Class
• TA PIMCO Total Return - Service Class
• TA QS Investors Active Asset Allocation - Conservative - Service Class
Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.
104

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 2002 - Revised Form Number: AV720 101 148 102	Landmark 2003 Form Number: AV920 101 168 603	Landmark 2008 Form Number: AV920 101 168 603
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• B-Share: 1.30% for Return of Premium
• 1.50% for Annual Step Up
• 1.80% for Double Enhanced
• L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)
• 1.30% for Return or Premium (Years 5+)
• 2.00% for Annual Step Up (Years 1-4)
• 1.50% for Annual Step-Up (Years 5+)
• 2.30% for Double Enhanced (Years 1-4)
• 1.80% for Double Enhanced (Years 5+)	• B-Share: 1.30% for Return of Premium
• 1.50% for Annual Step Up
• 1.80% for Double Enhanced
• L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)
• 1.30% for Return or Premium (Years 5+)
• 2.00% for Annual Step Up (Years 1-4)
• 1.50% for Annual Step-Up (Years 5+)
• 2.30% for Double Enhanced (Years 1-4)
• 1.80% for Double Enhanced (Years 5+)	• B-Share: 1.30% for Return of Premium
• 1.50% for Annual Step Up
• 1.95% for Double Enhanced
• L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)
• 1.30% for Return or Premium (Years 5+)
• 2.00% for Annual Step Up (Years 1-4)
• 1.50% for Annual Step-Up (Years 5+)
• 2.45% for Double Enhanced (Years 1-4)
• 1.95% for Double Enhanced (Years 5+)
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	Yes - 1.25%	Yes - 1.25%	Yes - 1.25%
Fund Facilitation Fee	No	Yes -
• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.
• 0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.
• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.	Yes -
• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.
• 0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.
• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.
Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.
Annual Contract Charge (Service Charge)	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.
Distribution Financing Charge	N/A	N/A	N/A
Liquidity (L-Share) Optional Rider	Available	Available	Available
105

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 2002 - Revised Form Number: AV720 101 148 102	Landmark 2003 Form Number: AV920 101 168 603	Landmark 2008 Form Number: AV920 101 168 603
Optional Riders	• Managed Annuity Program
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Income SelectSM for Life
• Retirement Income Choice®
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer Rider 2003	• 5 for Life 2005SM
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Income SelectSM for Life
• Retirement Income Choice®
• Retirement Income Choice® 2008 (with Double Withdrawal Base Benefit)
• Retirement Income Choice® 1.2
• Retirement Income Choice® 1.4
• Retirement Income Max®
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer Plus 2
• Taxpayer Rider 2003	• Retirement Income Choice®
• Retirement Income Choice® 2008 (with Double Withdrawal Base Benefit)
• Retirement Income Choice® 1.2
• Retirement Income Choice® 1.4
• Retirement Income Choice® 1.6
• Income LinkSM
• Retirement Income MaxSM
• Living Benefits Rider 2005
• Taxpayer Plus 2
• Taxpayer Rider 2003
Premium EnhancementSM	No	No	No
Excess Interest Adjustment	Yes	Yes	Yes
Asset Rebalancing	Yes	Yes	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes
Unemployment Waiver	Yes	Yes	Yes
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - We reserve the right to limit to one per year.	Yes - We reserve the right to limit to one per year.
106

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if the guaranteed interest rate set by the Company has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.
107

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42 = 50,000.00 * (0.055*0.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = policy value + excess interest adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.
108

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E + SC
R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87
109

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
110

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.
111

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER
The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross partial surrenders after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross partial surrenders after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000
112

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+ RIDER
Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00
113

APPENDIX
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Important aspects of the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider are summarized in the following chart.
Note: The Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies or in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.
Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e.,a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
The Growth Percentage is disclosed in the Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e.,a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
The Growth Percentage is disclosed in the Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.
114

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)
Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge:
Charged annually (single life and joint life) of withdrawal base deducted on each rider quarter.
For riders issued on or after

December 12, 2011........................................1.25%
For riders issued prior to
December 12, 2011........................................1.00%	Current Charge:
(1) for Base Benefit only—(single and joint life) of withdrawal base deducted on each rider quarter:
For riders issued on or after

May 1, 2014................0.70% to 1.45% annually
For riders issued prior to
May 1, 2014................0.70% to 1.55% annually
(2) with Death Benefit Option—0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;
(3) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life): The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.	Withdrawal Percentages (Single Life): The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life): The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.	Withdrawal Percentages (Joint Life): The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
115

APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
116

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
117

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.
118

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.  The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06
119

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.
120

APPENDIX
PAM METHOD TRANSFERS
To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur (subject to the previously disclosed thresholds). The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
Where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
Where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur (subject to the thresholds).
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
121

PAM METHOD TRANSFERS — (Continued)
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))
X = 13.9948%
Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.
Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Guarantee Ratio = 105%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1= 1.003524
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))
X = 8.6605%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.
122

APPENDIX
Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.
123

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.
124

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.
125

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The 5 For LifeSM,5 For LifeSM with Growth, 5 For LifeSM with Growth and Death, Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the 5 For LifeSM, 5 For LifeSM with Growth, 5 For LifeSM with Growth and Death, Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders.
126

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%
127

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
ADB	Additional Death Benefit
ADD	Additional Death Distribution
ADD+	Additional Death Distribution Plus
DB	Death Benefit
DCA	Dollar Cost Averaging
FIP	Family Income Protector
GFV	Guaranteed Future Value
GMAB	Guaranteed Minimum Accumulation Benefit
GMDB	Guaranteed Minimum Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
GMWB	Guaranteed Minimum Withdrawal Benefit
GPO	Guaranteed Period Option
GPS	Guaranteed Principal SolutionSM
IE	Income EnhancementSM
ILSD	Income Link Start Date
ILSW	Income Link Systematic Withdrawal
Abbreviation	Definition
ILWY	Income Link Withdrawal Year
ISFL	Income SelectSM For Life
MAP	Managed Annuity Program
MAV	Minimum Annuitization Value
MAWA	Maximum Annual Withdrawal Amount
MIB	Minimum Income Base
MRWA	Minimum Remaining Withdrawal Amount
N/A	Not Applicable
OAM	Open Allocation Method
PAM	Portfolio Allocation Method
RDB	Rider Death Benefit
RIC	Retirement Income Choice®
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Income LinkSM Rider Specific Withdrawal Benefit Terms:
Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner. The RWA is zero prior to the establishment of this date. The date and the corresponding withdrawal option can change any time prior to the ILSD. Once ILSD is set, it cannot be changed.
ILSD - This is the date the policy owner elects to begin receiving payments using one of the 4 ILSW options. This date may be changed prior to the establishment of the withdrawal year.
ILWY - Also known as the withdrawal year, is each 12 month period beginning on the ILSD. This is the time period for withdrawing your RWA which is reset at the beginning of each withdrawal year.
ILSW - This rider offers 4 new systematic payment options specific to this rider only. ANY withdrawal that is not an ILSW (including other systematic payment options) will be treated as a 100% excess.
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Purpose of Rider	• This is a GMIB rider.
• Assures you of a minimum level of income in the future by guaranteeing a MAV that you will have to apply to a payment option.
• Growth rate for MAV is currently at 6% but will never be less than 3%.
• Once rider is issued, the annual growth rate will not change during the life of a rider.
• The rider also guarantees a minimum amount for those payments once you begin to receive them.	• This is a GMIB rider.
• Assures you of a minimum level of income in the future by guaranteeing a MIB that you will have to apply to a payment option.
• Growth rate for MIB is 6% but will never be less than 3%
• Once rider is issued, the annual growth rate will not change during the life of a rider.
• The rider also guarantees a minimum amount for those payments once you begin to receive them.	• This is a GMIB rider.
• Assures you of a minimum level of income in the future by guaranteeing a MIB that you will have to apply to a payment option.
• Growth rate for MIB is 5% but there is no guaranteed minimum growth rate for the rider and it could be as low as 0%
• Once rider is issued, the annual growth rate will not change during the life of a rider.
• The rider also guarantees a minimum amount for those payments once you begin to receive them.
128

RIDER GRID VARIATIONS — (Continued)
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• If you terminate the FIP rider (except pursuant to an upgrade) you cannot re-elect the rider.
• Available on contracts issued after December of 2000 and prior to February of 2002.
NOTE: As of February 2002, no new issues of this rider are allowed. This does not change any of the other terms and conditions of the FIP riders issued before February of 2002.	• Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)
• If you terminate the MAP (except pursuant to an upgrade) you cannot re-elect the rider.
• Available on contracts issued after March of 2001 and prior to January of 2003.
NOTE: As of January 24, 2003, no new issues of this rider are allowed. This does not change any of the other terms and conditions of any MAP riders added on or before January 24, 2003.	• Issue age 0-84, but not yet 85 years old (unless state law requires a lower maximum issue age)
• If you terminate the MAP II (except pursuant to an upgrade) you cannot re-elect the rider.
• Available on contracts issued after September of 2002 and prior to January of 2003.
NOTE: As of January 24, 2003, no new issues of this rider are allowed. This does not change any of the other terms and conditions of any MAP II riders added on or before January 24, 2003.
Base Benefit and Optional Fees	Prior to Annuitization (Accumulation Phase)
Base fee is 0.30% of the MAV
After Annuitization (Income Phase)
Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.	Prior to Annuitization (Accumulation Phase)
Base fee is 0.45% of the MIB
After Annuitization (Income Phase)
		Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.	Prior to Annuitization (Accumulation Phase) Currently 0.45% of the MIB After Annuitization (Income Phase) Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.
Fee Frequency	• The rider fee is charged annually on the rider date prior to annuitization.
• Fee is also assessed at time of total surrender of the annuity, or annuitization.
• The rider fee is waived if the policy value is greater than 200% of the MAV.	• The rider fee is charged annually on the rider date prior to annuitization.
• Fee is also assessed at time of total surrender of the annuity, or annuitization.
		• The rider fee is waived if the policy value is greater than 200% of the MIB.	• The rider fee is charged annually on the rider date prior to annuitization. • Fee is also assessed at time of total surrender of the annuity, or annuitization.
Death Benefit	N/A	N/A	N/A
Investment restrictions and/or Designated Funds Available	N/A	N/A	N/A
Withdrawal Benefits	N/A	N/A	N/A
Automatic Step-Up Benefit	N/A	N/A	N/A
129

RIDER GRID VARIATIONS — (Continued)
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Exercising Rider	• Must wait a minimum of 10 years to annuitize with the benefits of this rider.
• Once the 10-year waiting period has been satisfied, may only annuitize within 30 days after any policy anniversary prior to the 95th birthday in order to utilize the benefit of the FIP.
• Annuity payments under the FIP are guaranteed to never be less than the initial payment.
• During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.
• During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.
• Settlement options available for annuitization are:
–Life Only
–Life w/10 Years Certain
–Joint Life & Full Survivor
–Joint Life & Full Survivor w/10 Years Certain	• May annuitize within 30 days after any rider anniversary prior to the 95th birthday.
• If you annuitize any time other than 30 days after any rider anniversary prior to the 95th birthday you cannot utilize the benefits of the MAP.
• Annuity payments under the MAP are guaranteed to never be less than the initial payment.
• During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.
• During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.
• Settlement options available for annuitization are:
–Life Only
–Life w/10 Years Certain
–Joint Life & Full Survivor
–Joint Life & Full Survivor w/10 Years Certain	• May annuitize within 30 days after any rider anniversary prior to the 95th birthday.
• If you annuitize any time other than 30 days after any rider anniversary prior to the 95th birthday you cannot utilize the benefits of the MAP II.
• Annuity payments under the MAP II are guaranteed to never be less than the initial payment.
• During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.
• During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.
• Settlement options available for annuitization are:
–Life Only
–Life w/10 Years Certain
–Life w/20 Years Certain
–Joint Life & Full Survivor
–Joint Life & Full Survivor w/10 Years Certain
–Joint Life & Full Survivor w/20 Years Certain
Income Benefit or Other Benefit Payout Considerations	If you choose to annuitize your policy prior to the end of the 10 year waiting period, you may not utilize the benefit of the FIP rider.	If you annuitize using the MAP rider before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment resulting in lower payments than if an annuity factor age adjustment was not used. The age adjustment shown in the table below should be subtracted from your current age nearest birthday. The years shown in the table below should be considered complete years since the Rider Date and the age adjustment is as follows:
Rider YearsAge Adjustment

 1................................................9
 2................................................8
 3................................................7
 4................................................6
 5................................................5
 6................................................4
 7................................................3
 8................................................2
 9................................................1
10+............................................0	If you annuitize using the MAP II rider before the 10th rider anniversary, the MAP II annuity income will not be fully vested and the first payment will be calculated with an annuity income vesting percentage of less than 100%, which reduces the amount of your first payment by up to 50%. The years shown in the table below should be considered complete years since the Rider Date and the income vesting schedule is as follows:
Rider YearsVesting %

 1...........................................50%
 2...........................................55%
 3...........................................60%
 4...........................................65%
 5...........................................70%
 6...........................................75%
 7...........................................80%
 8...........................................85%
 9...........................................90%
10.......................................100%
130

RIDER GRID VARIATIONS — (Continued)
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Rider Upgrade	• Can upgrade the rider within 30 days after any policy anniversary, prior to the annuitant's 85th birthday.
• The old rider is terminated, and the new rider is issued.
• New rider is issued using the current policy value, and not the original premium.
• The policyholder upgrades to whatever rider is available at the time of the upgrade, including any charges and features.
• Effective between February of 2002 and May of 2003 the rider available for upgrade was the MAP.
• Effective since May of 2003 the rider available for upgrade is the MAP II.	• Can upgrade any time after the first Rider Anniversary and prior to the annuitant's 91st birthday.
• The old rider is terminated, and the new rider is issued.
• New rider is issued using the current policy value, and not the original premium.
• The policyholder upgrades to whatever rider is available at the time of the upgrade, including any charges and features.
• Effective May of 2003 the only rider available for upgrade is the MAP II.	• Can upgrade any time within 30 days after any Rider Anniversary prior to the annuitant's 85th birthday.
• The old rider is terminated, and the new rider is issued.
• New rider is issued using the current policy value, and not the original premium.
• The policyholder upgrades to whatever rider is available at the time of upgrade, including all its charges and features.
Rider Termination	The rider is irrevocable and cannot be terminated upon request. The rider however can be terminated upon the earliest of the following:
• annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MAV under the FIP);
• upgrade (although a new rider will be issued);
• termination of your Policy; or
• 30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).	The rider will terminate upon the earliest of the following:
• the date we receive written notice from you requesting termination of the MAP (you may not terminate the rider before the first rider anniversary);
• annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MIB under the MAP);
• upgrade (although a new rider will be issued);
• termination of your Policy; or
• 30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).	The rider will terminate upon the earliest of the following:
• the date we receive written notice from you requesting termination of the MAP II (you may not terminate the rider before the first rider anniversary);
• annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MIB under the MAP II);
• upgrade (although a new rider will be issued);
• termination of your Policy; or
• 30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).

Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Purpose of Rider	This is an Additional Death Benefit Rider which can pay an additional benefit at time of death to help alleviate the burden of taxes.	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
131

RIDER GRID VARIATIONS — (Continued)
Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age) • Not available in all states. • Can be added at any time including post-issue.	• Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial.
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age at least 55 years old and not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial).
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of Policy Value - 0.25%	Percentage of TWB - 0.60% (prior to 11/4/13)	Growth Only - Percentage of TWB - 0.60% (prior to 11/4/13) Growth and Death - Percentage of TWB - 0.85% (prior to 11/4/13)
Fee Frequency	Assessed each rider anniversary and at rider termination and equal to the policy value multiplied by rider fee percentage.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	The rider itself provides an additional death benefit to help alleviate the burden of taxes upon death for the beneficiary of the tax-deferred annuity.	Upon the death of the annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.	• Growth Only - N/A
• Growth and Death - Upon the death of an annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.
132

RIDER GRID VARIATIONS — (Continued)
Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	N/A	TA Aegon Money Market
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Growth
TA International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts	TA Aegon Money Market
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Growth
TA International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts
Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.	N/A	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
Automatic Step-Up Benefit	N/A	N/A	N/A
133

RIDER GRID VARIATIONS — (Continued)
Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Exercising Rider	Amount is paid whenever a death benefit is paid and the rider is attached.
• amount paid=ADB Factor x Rider Earnings*
• ADB Factor - 40% for issue ages 0-70 and 25% for issue ages 71-80.
*Rider earnings are defined as:
–the death proceeds of the base policy; minus
–policy value on the rider date; minus
–premium payments after the rider date; plus
–surrenders after the rider date that exceed the rider earnings on the date of the surrender.
NOTE: No benefit is payable under the ADB rider if there are no rider earnings on the date the death benefit is calculated.	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).
Income Benefit or Other Benefit Payout Considerations	Spousal Continuation:
	If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Benefit, the spouse will generally receive a one-time policy value increase equal to the Additional Death Benefit. At this time the rider will terminate.	N/A	Growth: The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.
Rider Upgrade	N/A	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 90 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
Rider Termination	The rider can be added or dropped at any time. If the rider is dropped and re-added, the rider will only cover earnings accumulated since the rider was re-added.
The rider will remain in effect until:
• you cancel it by notifying our administrative office in writing.
• the policy is annuitized or surrendered
• or the additional death benefit is paid.	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.

134

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Purpose of Rider	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age at least 55 years old, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of “Principal Back” TWB - 0.75% (prior to 11/4/13)	Percentage of “Principal Back” TWB - 0.90% (5/1/2009 - 11/3/13) Percentage of “Principal Back” TWB - 0.60% (prior to 5/1/2009)	Percentage of the TWB. Additional option fees would be added to the base.
Single Life

(5/1/07 - 11/3/13)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
(prior to 5/1/07)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
IE Benefit Fee............................0.10%
Joint Life
(5/1/07 - 11/3/13)
Base Fee.....................................0.60%
Growth Benefit Fee...................0.50%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
(prior to 5/1/07)
Base Fee.....................................0.60%
Growth Benefit Fee...................0.50%
DB Fee......................................0.20%
IE Benefit Fee............................0.20%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.
135

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Death Benefit	N/A	N/A	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of the annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Must adhere to the Portfolio Allocation Method. See below.	Must adhere to the Portfolio Allocation Method. See below.	TA Aegon Money Market
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts
Allocation Methods	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
Current PAM Safe Fund: TA U.S. Government Securities	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
		Current PAM Safe Fund: TA U.S. Government Securities	N/A
136

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Withdrawal Benefits - See “Living Benefits Rider Adjusted Partial Withdrawals” and “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendices for examples showing the effect of withdrawals on the WB.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age at the time of the first withdrawal.
• Starting with January 1st following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st following the Rider Date, the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
Automatic Step-Up Benefit	N/A	N/A	N/A
137

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Exercising Rider	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit.
Exercising the Income Enhancement Option: If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical impairment; does not include dementia, Alzheimer's or other forms of mental illness.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
Income Benefit or Other Benefit Payout Considerations	The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.
Year Rec'd% Added to GFV

 1.........................................100%
 2...........................................90%
 3...........................................80%
 4...........................................70%
 5...........................................60%
 6-10.....................................50%
 10+.........................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.	The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.
Year Rec'd% Added to GFV

 1.........................................100%
 2...........................................90%
 3...........................................80%
 4...........................................70%
 5...........................................60%
 6-10.....................................50%
 10+.........................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.	Growth: This optional feature rewards the policyholder for delaying their first withdrawal. The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.
The income benefit percentage is determined by the annuitant's2 age at the time of the first withdrawal taken on or after January 1st following the annuitant's2 59th birthday. The income benefit percentage is as follows:
Age 1st WDFor Life WD%

 55-58..................................0.0%
 59-64..................................4.5%
 65-69..................................5.0%
 70-74..................................5.5%
 75-79..................................6.0%
 80-84..................................6.5%
 85-89..................................7.0%
 90-94..................................7.5%
 95+......................................8.0%
Please note that once established at the time of the first withdrawal, the income benefit percentage will not increase even though the annuitant's2 age increases.
138

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Rider Upgrade	Rider upgrades are not available.	• May upgrade anytime after the 5th Anniversary by terminating the rider and adding the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• Must be prior to the annuitant's 86th birthday
• An upgrade will reset the MRWA, TWB, MAWA and the GFV values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• Upgrades allowed within 30 day window following the 1st rider anniversary and each rider anniversary thereafter.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the MRWA, TWB, MAWA and the Income Benefit Percentage determination.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
139

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue
Percentage of WB. Additional option fees would be added to the base.

Single Life
(prior to 11/4/13)
Base Fee.....................................0.60%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
Joint Life
(prior to 11/4/13)
Base Fee.....................................0.90%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
Percentage of WB. Additional option fees would be added to the base.

Single Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
Joint Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

Base Benefit Fees
(2/21/11 - 11/3/13)
Group A....................................1.40%
Group B....................................1.00%
Group C....................................0.45%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
IE Single Life.............................0.15%
IE Joint Life..............................0.30%
Base Benefit Fees
(9/21/09 - 2/2011)
Group A....................................1.25%
Group B....................................0.90%
Group C....................................0.40%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
IE Single Life.............................0.15%
IE Joint Life..............................0.30%
140

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.
141

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - Bond Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Aegon Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA BlackRock Global Allocation
TA BlackRock Tactical Allocation
TA International Moderate Growth
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation - Moderate
TA QS Investors Active Asset Allocation – Moderate Growth
Fixed Account GPOs or DCA Accounts	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - Bond Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Aegon Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA Asset Allocation - Moderate
TA Asset Allocation - Moderate Growth
TA BlackRock Global Allocation
TA BlackRock Tactical Allocation
TA International Moderate Growth
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Balanced ETF
TA Managed Risk- Conservative ETF
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation - Moderate
TA QS Investors Active Asset Allocation – Moderate Growth
Fixed Account GPOs or DCA Accounts	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Asset Allocation - Moderate Growth
TA BlackRock Smart Beta 50
TA BlackRock Global Allocation Managed Risk - Growth
TA International Moderate Growth
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA Asset Allocation – Moderate
TA American Funds Managed Risk - Balanced
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Tactical Allocation
TA Managed Risk – Balanced ETF
TA QS Investors Active Asset Allocation - Moderate
Designated Allocation Group C
American Funds - Bond Fund
TA Aegon Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account
Allocation Methods	N/A	N/A	N/A
142

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDFor Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) the RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
Age 1st WDJoint Life WD%

 0-58....................................0.0%
 59-69..................................4.5%
 70-79..................................5.5%
 80+ .....................................6.5%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage (after 2/1/2010) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58..................................0.0%
 59-64..................................4.0%
 65-74..................................5.0%
 75 + .....................................6.0%
Age 1st WDJoint Life WD%
 0 - 58..................................0.0%
 59-64..................................3.5%
 65-74..................................4.5%
 75 + .....................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
143

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee. Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.
144

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
Double Withdrawal Base Feature: If no withdrawals have been made within the first 10 rider years or the anniversary following attained age 67, the WB on that rider anniversary will be the greater of;
1) the current WB; or
2) premiums applied within 90 days of the rider date multiplied by 2.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.
145

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees tiered withdrawals for the annuitant's2 lifetime.
• The policyholder can withdraw (required to use systematic withdrawals) the RWA each rider year until the death of the annuitant[2].
• This benefit is intended to provide a level of tiered payments regardless of the performance of the designated variable investment option you select.
146

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 55-80, but not yet 81 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.
Base Benefit Fees

(12/12/11 - 11/3/13)
OAM Option.................................................1.25%
Group A.........................................................1.55%
Group B.........................................................1.10%
Group C.........................................................0.70%
Additional option fees would be added to the base and are as follows:
DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.30%
IE Joint Life....................................................0.50%
Base Benefit Fees

(2/21/11 - 12/12/11):
OAM Option.................................................1.20%
Group A.........................................................1.40%
Group B.........................................................1.00%
Group C.........................................................0.45%
Additional option fees would be added to the base and are as follows:
DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
IE Joint Life....................................................0.30%
Base Benefit Fees

(5/1/09 - 2/20/11):
OAM Option.................................................1.10%
Group A.........................................................1.25%
Group B.........................................................0.90%
Group C.........................................................0.40%
Additional option fees would be added to the base and are as follows:
DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
	IE Joint Life....................................................0.30%	Percentage of TWB - 0.90% for Single and Joint Life Riders (prior to 11/3/2013)
147

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Fee Frequency	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent calendar rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is adjusted for new deposits that increase the WB and decreased for withdrawals that are not ILSW or RMD systematic withdrawals.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is assessed at the time of rider termination or full surrender.
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
	The RDB does not reset due to the automatic step-up feature.	N/A
148

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
GE Investments Total Return Fund
TA Asset Allocation - Moderate Growth
TA BlackRock Smart Beta 50
TA BlackRock Global Allocation Managed Risk - Growth
TA International Moderate Growth
TA Janus Balanced
TA Legg Mason Dynamic Allocation - Growth
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PIMCO Tactical - Growth
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk - Balanced
TA Asset Allocation - Moderate
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Tactical Allocation
TA Legg Mason Dynamic Allocation - Balanced
TA Managed Risk – Balanced ETF
TA Market Participation Strategy
TA PIMCO Tactical - Balanced
TA QS Investors Active Asset Allocation – Moderate
Designated Allocation Group C
American Funds Bond Fund
TA Aegon Money Market
TA Aegon US Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account	American Funds Bond Fund
TA Aegon Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Asset Allocation - Conservative
TA JP Morgan Core Bond
TA JP Morgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account
Allocation Methods	Open Allocation Method (OAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money will be moved back into the separate accounts (pro-rata based on the policy holder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of the OAM investment options.
	Current OA Subaccount: TA ProFund UltraBear	N/A
149

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” and “Adjusted Partial Surrenders - Income Link” appendices for examples showing the effect of withdrawals on the WB.
The percentage (after 12/12/2011) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58........................................................0.0%
 59-64........................................................4.0%
 65-79........................................................5.0%
 80 + .........................................................6.0%
Age 1st WDJoint Life WD%
 0 - 58........................................................0.0%
 59-64........................................................3.5%
 65-79........................................................4.5%
 80 + ..........................................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
–After 2/1/2010 and prior to 12/12/2011 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-64 65-74 75+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.	Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner.
ILSD - This is the date the policy owner elects to begin receiving payments.
ILWY - This is each 12 month period beginning on the ILSD and establishes the time period for withdrawing your RWA and is reset at the beginning of each withdrawal year.
ILSW - There are 4 systematic payment options specific to this rider. Any withdrawal that is not an ILSW will be considered an excess withdrawal.
The withdrawal percentage is used to calculate the RWA and is determined by electing a withdrawal option, which is not required to elect at the time of issue. Once selected, the ILSWs are not required to begin immediately. Your withdrawal option is not locked in until the ILSD and the percentage is not recalculated at the time of an automatic step-up. Withdrawal options are as listed below:
Single Life
5% for 7 years and 4% thereafter
6% for 6 years and 4% thereafter
7% for 5 years and 4% thereafter
8% for 4 years and 4% thereafter
9% for 3 years and 4% thereafter
10% for 2 years and 4% thereafter
Joint Life
4.5% for 7 years and 3.5% thereafter
5.5% for 6 years and 3.5% thereafter
6.5% for 5 years and 3.5% thereafter
7.5% for 4 years and 3.5% thereafter
8.5% for 3 years and 3.5% thereafter
9.5% for 2 years and 3.5% thereafter
On each ILSD and the beginning of each ILWY thereafter, the RWA is equal to the withdrawal option percentage multiplied by the withdrawal base.
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary; or
3) The highest policy value on a rider monthiversarySM for the current rider year*
* Item 3) is set to zero if there have been any withdrawals that are not ILSW or RMD systematic withdrawals in the current rider year. The highest monthly value is the largest policy value on each rider monthiversary during the rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
150

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
	–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each withdrawal year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Systematic Withdrawal Options:
1. 72t/72q SPO - This allows fixed level payments that will not change for at least 5 years and payments will not exceed RWA. Only 5, 6 and 7 year options available.
2. RMD Only SPO - This allows a modal amount equal to the annual RMD requirement for the current calendar year less all withdrawals taken in current calendar year divided by the number of payments remaining in the calendar year. Will not reduce RWA and is only available prior to ILSD.
3. RWA SPO no RMD kick out - Allows modal payments of the remaining RWA divided by the number of payments remaining in the current withdrawal year. Payments will be adjusted for any step-ups, premium additions or excess withdrawals and will reduce the RWA with each payment.
4. RWA SPO with RMD kick out - This allows for payments equal to #3 above with an additional payment to satisfy the RMD paid on December 27th each calendar year. Modal payments are not affected by this RMD payment.
151

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• No upgrades allowed, however the owner may terminate the existing rider any time after the 5th rider anniversary and add the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• New rider addition will be subject to issue age restrictions of the rider at the time of termination and re-addition. Currently the maximum age is 80 years old.
• Rider availability and fees are subject to what applies to the new rider being added.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed at any time after the 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still available.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.
152

APPENDIX
Guaranteed Lifetime Withdrawal Benefit
Adjusted Partial Surrenders - Income LinkSM Rider (No Longer Available)
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)
3.	Income LinkSM Rider Systematic Withdrawals (“ILSW”)
Withdrawal Base.  Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:
1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount in 1 above;
B	is the policy value prior to the withdrawal; and
C	is the withdrawal base prior to the withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.
Assumptions:
WB = $100,000
RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)
ILSW = $500 per month
Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)
PV = $90,000
Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).
Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.
1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments
2.	($10,000 / ($90,000)) * $100,000 = $11,111
Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount?
$11,111 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $11,111 = $88,889
Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?
$3,000 (the remaining rider withdrawal amount) - ($3,000*11.11%) = $2,667
153

Guaranteed Lifetime Withdrawal BenefitAdjusted Partial Surrenders - Income LinkSM
Rider (No Longer Available) — (Continued)
Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.
New Income LinkSM rider systematic withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new Income LinkSM rider systematic withdrawal amount?
$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444
Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444.
154

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA LANDMARKSM VARIABLE ANNUITY
Issued through
SEPARATE ACCOUNT VA B
Offered by
TRANSAMERICA LIFE INSURANCE COMPANY
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica LandmarkSM Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2016, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2016

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary—The person who has the right to the death benefit as set forth in the policy.
business day—A day when the New York Stock Exchange is open for regular trading.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
supportable payment—The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.
surrender charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2). These default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount we have at the death of a payee. Naming these payees cancels any prior choice of a successor payee.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2005. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner's spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by us. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at its Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we in our discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
Present Value of Future Variable Payments
The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).
Stabilized Payments
If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.
The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.
Hypothetical Changes in Annuity Units with Stabilized Payments*
♦Assumed Investment Rate = 5.0% ♦Life & 10 Year Certain ♦Male aged 65 ♦First Variable Payment = $500
	Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue: January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052
*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (D) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.95% on an annual basis; On a daily basis, this equals 0.000052912.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000052912 = Z = 1.014859369
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding business day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect the premium enhancement, if any.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.
We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
All records and accounts relating to the separate account will be maintained by us. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1800 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
The policies were offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2015, 2014 and 2013 the amounts paid to TCI in connection with all policies sold through the separate account were $72,184,184 $79,046,025 and $151,918,999, respectively.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.

VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B, as of December 31, 2015 and for the years ended December 31, 2015 and 2014, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2015 and 2014 and for the two years ended December 31, 2015 included in this Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given upon the authority of such firm as experts in accounting and auditing.
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
The statutory-basis statement of operations, changes in capital and surplus and cash flow of Transamerica Life Insurance Company for the year ended December 31, 2013, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica LandmarkSM Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
FINANCIAL STATEMENTS FOR MERRILL LYNCH
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the ML subaccounts of Separate Account VA B, which are available for investment by Transamerica LandmarkSM Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2015.
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675 $1.000000	$1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675	0.000 0.000 0.000 46,933.885 47,193.448 49,674.121 52,674.226 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062 $0.989756	$1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791 $1.000877	$1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459 $1.000000	$1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459	0.000 0.000 0.000 22,964.379 23,101.307 23,905.985 52,520.293 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022 $1.000000	$1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022	0.000 0.000 0.000 84,912.448 88,557.826 92,509.807 121,575.675 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704 $0.988788	$1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704	0.000 0.000 0.000 6,717.500 6,762.180 6,807.003 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date August 16, 2010	2015 2014 2013 2012 2011 2010	$1.149531 $1.117818 $1.071415 $1.037662 $1.045621 $1.000000	$1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621	0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008	$0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216 $1.000000	$0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216	0.000 0.000 0.000 11,071.970 11,133.207 11,718.410 205,776.524 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008	$1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589 $1.000000	$1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2015	$9.999337	$9.464876	0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338 $1.000000	$1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338	0.000 0.000 0.000 46,164.191 526,446.810 531,893.499 531,590.170 104,680.989
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131 $1.000000	$1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131	0.000 0.000 0.000 9,027.685 426,857.029 478,251.510 777,986.243 759,633.983
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762 $1.000000	$1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762	0.000 0.000 0.000 413,859.639 1,013,995.665 1,160,664.773 790,528.677 389,732.455
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.894477 $9.998010	$9.327076 $9.894477	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.854616 $9.998010	$9.132530 $9.854616	0.000 0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008	$0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505 $1.000000	$0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505	0.000 0.000 0.000 17,010.561 17,104.639 18,003.731 19,091.078 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728 $1.000000	$1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728	0.000 0.000 0.000 0.000 421,016.513 423,344.915 455,585.217 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153 $0.999934	$1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267 $1.000000	$1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267	0.000 0.000 0.000 1,355,737.959 463,518.460 464,384.753 448,930.578 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646 $1.000000	$1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723 $1.000000	$1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723	0.000 0.000 0.000 317,212.857 328,287.611 258,699.142 101,995.049 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date December 9, 2011	2015 2014 2013 2012 2011	$1.106600 $1.094258 $1.047037 $1.004699 $1.000000	$1.054634 $1.106600 $1.094258 $1.047037 $1.004699	0.000 0.000 0.000 0.000 0.000

Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.639311 $1.568765 $1.382939 $1.250439 $1.322043 $1.228584 $1.011883 $1.000000	$1.620021 $1.639311 $1.568765 $1.382939 $1.250439 $1.322043 $1.228584 $1.011883	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.001565 $1.873544 $1.424018 $1.242655 $1.198425 $1.086865 $0.923875 $1.593839 $1.555119 $1.359832	$1.984479 $2.001565 $1.873544 $1.424018 $1.242655 $1.198425 $1.086865 $0.923875 $1.593839 $1.555119	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.985297 $1.784039 $1.332167 $1.167896 $1.241295 $1.156159 $0.862649 $1.466605 $1.320728 $1.359749	$2.151315 $1.985297 $1.784039 $1.332167 $1.167896 $1.241295 $1.156159 $0.862649 $1.466605 $1.320728	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,027.799
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.529203 $1.488655 $1.234823 $1.090524 $1.104500 $1.007237 $0.989760	$1.511299 $1.529203 $1.488655 $1.234823 $1.090524 $1.104500 $1.007237	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.070554 $1.043320 $1.094065 $1.065422 $1.030171 $0.992961 $1.000881	$1.046286 $1.070554 $1.043320 $1.094065 $1.065422 $1.030171 $0.992961	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.666380 $1.575642 $1.242561 $1.081537 $1.159181 $1.002101 $0.986463	$1.735531 $1.666380 $1.575642 $1.242561 $1.081537 $1.159181 $1.002101	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.681866 $1.559727 $1.198698 $1.046994 $1.094182 $1.007487 $0.986784	$1.663084 $1.681866 $1.559727 $1.198698 $1.046994 $1.094182 $1.007487	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.109707 $1.169604 $0.986570 $0.858603 $1.023881 $0.979627 $0.982894	$1.032616 $1.109707 $1.169604 $0.986570 $0.858603 $1.023881 $0.979627	0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.363495 $1.267830 $1.087314 $0.968862 $1.030532 $0.895254 $0.662108 $1.000000	$1.337636 $1.363495 $1.267830 $1.087314 $0.968862 $1.030532 $0.895254 $0.662108	0.000 0.000 0.000 0.000 0.000 5,864.799 5,864.799 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.525471 $2.313883 $1.807584 $1.592351 $1.675557 $1.465942 $1.107020 $1.976331 $1.723765 $1.582402	$2.478934 $2.525471 $2.313883 $1.807584 $1.592351 $1.675557 $1.465942 $1.107020 $1.976331 $1.723765	0.000 0.000 0.000 0.000 0.000 3,623.407 3,623.407 0.000 48,555.443 1,550.282
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.937846 $1.827469 $1.462504 $1.278295 $1.299135 $1.156483 $0.910891 $1.629640 $1.646378 $1.404275	$1.813985 $1.937846 $1.827469 $1.462504 $1.278295 $1.299135 $1.156483 $0.910891 $1.629640 $1.646378	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,938.261
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.042045 $1.881770 $1.415464 $1.265864 $1.295339 $1.069823 $0.855264 $1.660687 $1.341444 $1.287588	$2.133949 $2.042045 $1.881770 $1.415464 $1.265864 $1.295339 $1.069823 $0.855264 $1.660687 $1.341444	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.284679 $3.169095 $2.386072 $2.130925 $2.445238 $1.945547 $1.424159 $2.412649 $2.140177 $1.947702	$3.158516 $3.284679 $3.169095 $2.386072 $2.130925 $2.445238 $1.945547 $1.424159 $2.412649 $2.140177	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 33,015.401 12,207.063
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.530873 $2.430770 $1.910105 $1.537997 $1.729625 $1.400499 $0.911671 $1.914774 $1.857970 $1.638305	$2.395023 $2.530873 $2.430770 $1.910105 $1.537997 $1.729625 $1.400499 $0.911671 $1.914774 $1.857970	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,943.353 12,060.307

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.765263 $1.760102 $1.457955 $1.297074 $1.351386 $1.255873 $0.989224 $1.000000	$1.615525 $1.765263 $1.760102 $1.457955 $1.297074 $1.351386 $1.255873 $0.989224	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.215441 $1.188548 $1.067114 $0.969150 $0.968305 $0.879150 $0.663267 $0.964667 $1.000000	$1.104290 $1.215441 $1.188548 $1.067114 $0.969150 $0.968305 $0.879150 $0.663267 $0.964667	0.000 0.000 0.000 0.000 0.000 12,934.519 12,934.519 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.119412 $1.069028 $0.852636 $0.763581 $0.789334 $0.726181 $0.589359 $0.958762 $1.000000	$1.040215 $1.119412 $1.069028 $0.852636 $0.763581 $0.789334 $0.726181 $0.589359 $0.958762	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.270108 $1.239002 $1.107778 $1.011666 $1.070072 $1.002880 $0.988792	$1.222482 $1.270108 $1.239002 $1.107778 $1.011666 $1.070072 $1.002880	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.384617 $1.309495 $0.958251 $1.000000	$1.417771 $1.384617 $1.309495 $0.958251	0.000 0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.637302 $1.574418 $1.208522 $1.050917 $1.112831 $1.064489 $0.737098 $1.568020 $1.582701 $1.433493	$1.429941 $1.637302 $1.574418 $1.208522 $1.050917 $1.112831 $1.064489 $0.737098 $1.568020 $1.582701	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 16,755.790
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.143878 $2.865403 $2.220014 $1.941523 $2.019455 $1.645849 $1.165644 $2.124234 $1.785215 $1.611720	$3.188970 $3.143878 $2.865403 $2.220014 $1.941523 $2.019455 $1.645849 $1.165644 $2.124234 $1.785215	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.694469 $1.617301 $1.291791 $1.102661 $1.311428 $1.161339 $0.864644 $1.602829 $1.499500 $1.300600	$1.614416 $1.694469 $1.617301 $1.291791 $1.102661 $1.311428 $1.161339 $0.864644 $1.602829 $1.499500	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 8,193.214
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.405182 $2.659871 $1.926801 $1.630592 $1.863598 $1.402387 $0.880564 $1.489611 $1.490522 $1.350138	$2.300639 $2.405182 $2.659871 $1.926801 $1.630592 $1.863598 $1.402387 $0.880564 $1.489611 $1.490522	0.000 0.000 0.000 0.000 0.000 2,814.466 2,814.466 0.000 0.000 4,459.166
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.670814 $1.579182 $1.360551 $1.254804 $1.263576 $1.179051 $1.024574 $1.349448 $1.328377 $1.217344	$1.623780 $1.670814 $1.579182 $1.360551 $1.254804 $1.263576 $1.179051 $1.024574 $1.349448 $1.328377	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.926856 $1.066958 $0.887602 $0.768076 $0.879228 $0.829687 $0.619343 $1.062783 $1.000000	$0.847185 $0.926856 $1.066958 $0.887602 $0.768076 $0.879228 $0.829687 $0.619343 $1.062783	0.000 0.000 0.000 0.000 0.000 3,605.290 3,605.290 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.495389 $1.452017 $1.389691 $1.343934 $1.352264 $1.267372 $0.988465 $1.605198 $1.388395 $1.283534	$1.455640 $1.495389 $1.452017 $1.389691 $1.343934 $1.352264 $1.267372 $0.988465 $1.605198 $1.388395	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 6,199.485 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.740860 $1.718925 $1.653817 $1.444951 $1.413954 $1.289545 $0.898274 $1.232969 $1.240057 $1.146748	$1.628547 $1.740860 $1.718925 $1.653817 $1.444951 $1.413954 $1.289545 $0.898274 $1.232969 $1.240057	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 20,129.067

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.889784 $0.910199 $0.931098 $0.952583 $0.974377 $0.996753 $1.019563 $1.020986 $0.997075 $0.976290	$0.869828 $0.889784 $0.910199 $0.931098 $0.952583 $0.974377 $0.996753 $1.019563 $1.020986 $0.997075	0.000 0.000 0.000 0.000 0.000 0.000 0.000 73,898.862 138,242.297 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.179353 $1.155393 $1.212121 $1.182621 $1.127596 $1.106788 $1.086641 $1.034970 $1.001021 $0.993588	$1.150816 $1.179353 $1.155393 $1.212121 $1.182621 $1.127596 $1.106788 $1.086641 $1.034970 $1.001021	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.553973 $1.559331 $1.462256 $1.395644 $1.394793 $1.312585 $1.075040 $1.399371 $1.348817 $1.264181	$1.486461 $1.553973 $1.559331 $1.462256 $1.395644 $1.394793 $1.312585 $1.075040 $1.399371 $1.348817	0.000 0.000 0.000 0.000 0.000 83,775.596 123,020.028 105,790.900 54,767.135 42,805.274
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.874302 $1.871797 $1.515039 $1.379172 $1.496046 $1.334892 $1.054162 $1.790255 $1.703320 $1.511459	$1.793371 $1.874302 $1.871797 $1.515039 $1.379172 $1.496046 $1.334892 $1.054162 $1.790255 $1.703320	0.000 0.000 0.000 0.000 0.000 0.000 0.000 48,735.589 48,910.655 76,008.666
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.698897 $1.693769 $1.530219 $1.434869 $1.463531 $1.359372 $1.101950 $1.527528 $1.450650 $1.334304	$1.619565 $1.698897 $1.693769 $1.530219 $1.434869 $1.463531 $1.359372 $1.101950 $1.527528 $1.450650	0.000 0.000 0.000 0.000 0.000 62,843.993 29,230.606 239,876.415 247,800.193 196,847.553
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.796096 $1.793512 $1.541252 $1.428688 $1.495519 $1.361057 $1.088890 $1.660836 $1.579837 $1.423364	$1.711475 $1.796096 $1.793512 $1.541252 $1.428688 $1.495519 $1.361057 $1.088890 $1.660836 $1.579837	0.000 0.000 0.000 0.000 0.000 20,339.499 139,438.845 441,076.421 681,339.206 765,141.076

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.222953 $2.031580 $1.599576 $1.468172 $1.465861 $1.361363 $1.224724 $1.900351 $1.863272 $1.634379	$2.089701 $2.222953 $2.031580 $1.599576 $1.468172 $1.465861 $1.361363 $1.224724 $1.900351 $1.863272	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 38,209.219 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.437166 $1.446249 $1.294176 $1.205154 $1.283132 $1.196900 $1.000000	$1.387600 $1.437166 $1.446249 $1.294176 $1.205154 $1.283132 $1.196900	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.605901 $1.563566 $1.423761 $1.324086 $1.305597 $1.200632 $1.000000	$1.567834 $1.605901 $1.563566 $1.423761 $1.324086 $1.305597 $1.200632	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.367672 $2.137899 $2.108886 $1.726413 $1.878958 $1.667079 $1.282223 $2.281359 $2.507320 $1.807285	$2.294250 $2.367672 $2.137899 $2.108886 $1.726413 $1.878958 $1.667079 $1.282223 $2.281359 $2.507320	0.000 0.000 0.000 0.000 0.000 0.000 0.000 21,580.433 18,378.478 13,571.987
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.976952 $1.007379 $0.916325 $0.833473 $0.922095 $0.855654 $0.676831 $1.087356 $1.025414 $1.000000	$0.936975 $0.976952 $1.007379 $0.916325 $0.833473 $0.922095 $0.855654 $0.676831 $1.087356 $1.025414	0.000 0.000 0.000 0.000 0.000 12,189.865 12,119.380 14,918.212 13,217.314 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.167028 $1.107184 $0.951641 $0.865458 $0.992650 $0.984931 $0.986553	$1.142186 $1.167028 $1.107184 $0.951641 $0.865458 $0.992650 $0.984931	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.274442 $2.332856 $1.719024 $1.616887 $1.776941 $1.360817 $0.869420 $1.660767 $1.390044 $1.297496	$2.106282 $2.274442 $2.332856 $1.719024 $1.616887 $1.776941 $1.360817 $0.869420 $1.660767 $1.390044	0.000 0.000 0.000 0.000 0.000 2,878.884 2,878.884 0.000 0.000 1,171.893

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.227584 $2.075641 $1.546518 $1.370999 $1.413373 $1.291243 $0.938904 $1.527393 $1.404338 $1.413934	$2.419446 $2.227584 $2.075641 $1.546518 $1.370999 $1.413373 $1.291243 $0.938904 $1.527393 $1.404338	0.000 0.000 0.000 0.000 0.000 4,262.005 4,262.005 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.045141 $1.017272 $1.063310 $1.038517 $1.000000	$1.025062 $1.045141 $1.017272 $1.063310 $1.038517	0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.103156 $1.887821 $1.461560 $1.288043 $1.311394 $1.168051 $0.924036 $1.513129 $1.484265 $1.320678	$2.048581 $2.103156 $1.887821 $1.461560 $1.288043 $1.311394 $1.168051 $0.924036 $1.513129 $1.484265	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.085045 $1.854985 $1.443428 $1.228247 $1.235071 $1.028698 $0.985137	$1.978259 $2.085045 $1.854985 $1.443428 $1.228247 $1.235071 $1.028698	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.111874 $1.070239 $1.039838 $0.989952 $1.000000	$1.082501 $1.111874 $1.070239 $1.039838 $0.989952	0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.173021 $1.147789 $1.053722 $0.994571 $1.002699 $0.926675 $0.813516 $1.000000	$1.126348 $1.173021 $1.147789 $1.053722 $0.994571 $1.002699 $0.926675 $0.813516	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.211762 $1.177890 $1.121227 $1.075961 $1.066785 $0.997328 $0.999938	$1.176375 $1.211762 $1.177890 $1.121227 $1.075961 $1.066785 $0.997328	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.187601 $1.168512 $1.006375 $0.922983 $0.954989 $0.864525 $0.717974 $1.000000	$1.120091 $1.187601 $1.168512 $1.006375 $0.922983 $0.954989 $0.864525 $0.717974	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.915116 $2.071239 $1.799183 $1.510396 $1.720944 $1.596014 $1.234692 $1.959722 $1.841701 $1.532659	$1.867512 $1.915116 $2.071239 $1.799183 $1.510396 $1.720944 $1.596014 $1.234692 $1.959722 $1.841701	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 952.343
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.320988 $2.244466 $1.552587 $1.378839 $1.500331 $1.207689 $0.968496 $1.561428 $1.585424 $1.370990	$2.528603 $2.320988 $2.244466 $1.552587 $1.378839 $1.500331 $1.207689 $0.968496 $1.561428 $1.585424	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 15,073.118
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.000566 $1.852143 $1.609055 $1.464675 $1.444108 $1.192487 $0.968657 $1.469806 $1.326386 $1.247750	$1.954357 $2.000566 $1.852143 $1.609055 $1.464675 $1.444108 $1.192487 $0.968657 $1.469806 $1.326386	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,063.053
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.033548 $0.980531 $0.896845 $0.908646 $0.962297 $1.019726 $0.998141	$0.984578 $1.033548 $0.980531 $0.896845 $0.908646 $0.962297 $1.019726	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$0.985808 $0.927567 $0.877347 $0.884163 $0.977377 $1.021477 $0.997247	$0.943622 $0.985808 $0.927567 $0.877347 $0.884163 $0.977377 $1.021477	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.000062 $0.961585 $0.842170 $0.855730 $0.990425 $1.020396 $0.996379	$0.943786 $1.000062 $0.961585 $0.842170 $0.855730 $0.990425 $1.020396	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.301875 $1.276440 $1.342931 $1.280234 $1.236068 $1.182481 $1.045059 $1.103076 $1.037254 $1.021247	$1.279185 $1.301875 $1.276440 $1.342931 $1.280234 $1.236068 $1.182481 $1.045059 $1.103076 $1.037254	0.000 0.000 0.000 0.000 0.000 71,510.801 114,559.978 0.000 0.000 2,655.706

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$0.984829 $0.974558 $1.102224 $1.060897 $1.000000	$0.935083 $0.984829 $0.974558 $1.102224 $1.060897	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.078850 $1.065248 $1.017785 $0.975186 $1.000000	$1.029692 $1.078850 $1.065248 $1.017785 $0.975186	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.112644 $1.098513 $1.011360 $0.955474 $1.000000	$1.041113 $1.112644 $1.098513 $1.011360 $0.955474	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.140424 $1.130212 $0.992384 $0.915081 $1.000000	$1.041928 $1.140424 $1.130212 $0.992384 $0.915081	0.000 0.000 0.000 0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008	$1.712929 $1.669951 $1.255790 $1.107211 $1.165962 $0.917145 $0.656576 $1.000000	$1.628628 $1.712929 $1.669951 $1.255790 $1.107211 $1.165962 $0.917145 $0.656576	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.988381 $2.877453 $2.048453 $1.815936 $1.829933 $1.396380 $1.032666 $1.661318 $1.555483 $1.539750	$2.984127 $2.988381 $2.877453 $2.048453 $1.815936 $1.829933 $1.396380 $1.032666 $1.661318 $1.555483	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 14,199.970
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.170722 $2.023424 $1.558600 $1.364972 $1.432608 $1.232849 $0.869283 $1.538823 $1.445169 $1.343168	$2.082953 $2.170722 $2.023424 $1.558600 $1.364972 $1.432608 $1.232849 $0.869283 $1.538823 $1.445169	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.838103 $1.987309 $1.638577 $1.439800 $1.724012 $1.629936 $1.326757 $2.226969 $1.976560 $1.641334	$1.349747 $1.838103 $1.987309 $1.638577 $1.439800 $1.724012 $1.629936 $1.326757 $2.226969 $1.976560	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Initial Class Subaccount Inception Date October 25, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.292297 $1.189904 $0.918933 $0.830774 $0.882800 $0.766561 $0.606982 $1.150156 $1.011954 $1.000000	$1.349747 $1.292297 $1.189904 $0.918933 $0.830774 $0.882800 $0.766561 $0.606982 $1.150156 $1.011954	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.052245 $1.894252 $1.466552 $1.329459 $1.415605 $1.232655 $0.978314 $1.859593 $1.639549 $1.547439	$2.138718 $2.052245 $1.894252 $1.466552 $1.329459 $1.415605 $1.232655 $0.978314 $1.859593 $1.639549	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,658.253 44,479.753

Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.708430 $1.595250 $1.209535 $1.052896 $1.012949 $0.916404 $0.777073 $1.337293 $1.301597 $1.135370	$1.698000 $1.708430 $1.595250 $1.209535 $1.052896 $1.012949 $0.916404 $0.777073 $1.337293 $1.301597	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 439,474.559
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.680625 $1.506565 $1.122223 $0.981427 $1.040564 $0.966825 $0.719623 $1.220440 $1.096343 $1.125973	$1.825631 $1.680625 $1.506565 $1.122223 $0.981427 $1.040564 $0.966825 $0.719623 $1.220440 $1.096343	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 264,689.240
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.272578 $2.077095 $1.618641 $1.422407 $1.493081 $1.303097 $0.981635 $1.748171 $1.521016 $1.392877	$2.236170 $2.272578 $2.077095 $1.618641 $1.422407 $1.493081 $1.303097 $0.981635 $1.748171 $1.521016	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,168,111.458

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.652532 $1.554594 $1.241082 $1.082104 $1.097058 $0.974207 $0.765437 $1.366054 $1.376703 $1.171382	$1.550695 $1.652532 $1.554594 $1.241082 $1.082104 $1.097058 $0.974207 $0.765437 $1.366054 $1.376703	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 809,485.826
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.630606 $1.498951 $1.124757 $1.003412 $1.024276 $0.843890 $0.672988 $1.303547 $1.050384 $1.005752	$1.708161 $1.630606 $1.498951 $1.124757 $1.003412 $1.024276 $0.843890 $0.672988 $1.303547 $1.050384	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 439,997.366
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.817555 $2.711766 $2.036752 $1.814490 $2.077047 $1.648564 $1.203812 $2.034339 $1.800162 $1.634275	$2.715974 $2.817555 $2.711766 $2.036752 $1.814490 $2.077047 $1.648564 $1.203812 $2.034339 $1.800162	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,886,809.792
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.032676 $1.947523 $1.526626 $1.226212 $1.375631 $1.111150 $0.721555 $1.511759 $1.463296 $1.287159	$1.928277 $2.032676 $1.947523 $1.526626 $1.226212 $1.375631 $1.111150 $0.721555 $1.511759 $1.463296	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 751,800.103
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.238452 $1.208086 $1.082009 $0.980277 $0.977035 $0.884913 $0.665990 $0.966259 $1.000000	$1.127955 $1.238452 $1.208086 $1.082009 $0.980277 $0.977035 $0.884913 $0.665990 $0.966259	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.140620 $1.086619 $0.864540 $0.772338 $0.796441 $0.730930 $0.591768 $0.960326 $1.000000	$1.062523 $1.140620 $1.086619 $0.864540 $0.772338 $0.796441 $0.730930 $0.591768 $0.960326	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.393695 $1.314867 $0.959848 $1.000000	$1.430572 $1.393695 $1.314867 $0.959848	0.000 0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.292129 $1.239466 $0.949092 $0.823287 $0.869657 $0.829842 $0.573217 $1.216392 $1.224776 $1.106608	$1.131244 $1.292129 $1.239466 $0.949092 $0.823287 $0.869657 $0.829842 $0.573217 $1.216392 $1.224776	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 228,086.982
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.707991 $2.462098 $1.902897 $1.660099 $1.722514 $1.400411 $0.989399 $1.798630 $1.507857 $1.358004	$2.753564 $2.707991 $2.462098 $1.902897 $1.660099 $1.722514 $1.400411 $0.989399 $1.798630 $1.507857	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 8,052.036
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.329455 $1.265807 $1.008569 $0.858793 $1.018901 $0.900081 $0.668488 $1.236153 $1.153613 $0.998152	$1.269745 $1.329455 $1.265807 $1.008569 $0.858793 $1.018901 $0.900081 $0.668488 $1.236153 $1.153613	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 148,353.087
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.898059 $2.093911 $1.513125 $1.277365 $1.456348 $1.093260 $0.684789 $1.155587 $1.153454 $1.042272	$1.820010 $1.898059 $2.093911 $1.513125 $1.277365 $1.456348 $1.093260 $0.684789 $1.155587 $1.153454	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 80,909.044
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.594824 $1.503672 $1.292335 $1.188962 $1.194347 $1.111728 $0.963708 $1.266160 $1.243331 $1.136630	$1.553726 $1.594824 $1.503672 $1.292335 $1.188962 $1.194347 $1.111728 $0.963708 $1.266160 $1.243331	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,690,066.224

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.944425 $1.084523 $0.900007 $0.776893 $0.887144 $0.835113 $0.621878 $1.064515 $1.000000	$0.865360 $0.944425 $1.084523 $0.900007 $0.776893 $0.887144 $0.835113 $0.621878 $1.064515	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.526644 $1.475883 $1.405201 $1.351179 $1.354248 $1.264538 $0.982847 $1.588997 $1.367001 $1.257866	$1.494842 $1.526644 $1.475883 $1.405201 $1.351179 $1.354248 $1.264538 $0.982847 $1.588997 $1.367001	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 271,831.823
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.937086 $1.901173 $1.820088 $1.582695 $1.541541 $1.399117 $0.969712 $1.323057 $1.325749 $1.219367	$1.818015 $1.937086 $1.901173 $1.820088 $1.582695 $1.541541 $1.399117 $0.969712 $1.323057 $1.325749	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,055,560.684
TA Aegon Government Money Market - Initial Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.920422 $0.939244 $0.958448 $0.978153 $0.998096 $1.018499 $1.038057 $1.034631 $1.005394 $0.979599	$0.901979 $0.920422 $0.939244 $0.958448 $0.978153 $0.998096 $1.018499 $1.038057 $1.034631 $1.005394	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,597,029.987
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.316279 $1.283510 $1.339783 $1.300515 $1.233305 $1.205510 $1.177615 $1.116295 $1.074313 $1.061562	$1.291117 $1.316279 $1.283510 $1.339783 $1.300515 $1.233305 $1.205510 $1.177615 $1.116295 $1.074313	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 670,087.385
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.532427 $1.530345 $1.427973 $1.356219 $1.348157 $1.262981 $1.029244 $1.332706 $1.278547 $1.192085	$1.472254 $1.532427 $1.530345 $1.427973 $1.356219 $1.348157 $1.262981 $1.029244 $1.332706 $1.278547	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 5,534,063.480

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.640491 $1.629646 $1.311439 $1.188718 $1.282529 $1.138575 $0.895031 $1.513235 $1.433274 $1.264999	$1.576501 $1.640491 $1.629646 $1.311439 $1.188718 $1.282529 $1.138575 $0.895031 $1.513235 $1.433274	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,531,754.378
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.616712 $1.605444 $1.443478 $1.346197 $1.365731 $1.262698 $1.019424 $1.405279 $1.328550 $1.216120	$1.548949 $1.616712 $1.605444 $1.443478 $1.346197 $1.365731 $1.262698 $1.019424 $1.405279 $1.328550	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 7,948,121.450
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.646394 $1.638016 $1.400187 $1.291539 $1.345027 $1.217615 $0.969554 $1.471687 $1.393195 $1.248898	$1.577292 $1.646394 $1.638016 $1.400187 $1.291539 $1.345027 $1.217615 $0.969554 $1.471687 $1.393195	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 8,053,181.066
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.919946 $1.746736 $1.368617 $1.250246 $1.241859 $1.147457 $1.027267 $1.585851 $1.546799 $1.349983	$1.813749 $1.919946 $1.746736 $1.368617 $1.250246 $1.241859 $1.147457 $1.027267 $1.585851 $1.546799	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 547,911.933
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.357460 $1.318454 $1.197634 $1.111050 $1.092869 $1.002548 $0.993349	$1.328529 $1.357460 $1.318454 $1.197634 $1.111050 $1.092869 $1.002548	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.442350 $2.194708 $2.155723 $1.756553 $1.901584 $1.677684 $1.283243 $2.272956 $2.486548 $1.783433	$2.378873 $2.442350 $2.194708 $2.155723 $1.756553 $1.901584 $1.677684 $1.283243 $2.272956 $2.486548	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 686,030.496

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.997921 $1.026472 $0.931412 $0.845113 $0.932693 $0.863371 $0.681270 $1.091801 $1.027079 $1.000000	$0.959431 $0.997921 $1.026472 $0.931412 $0.845113 $0.932693 $0.863371 $0.681270 $1.091801 $1.027079	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.836082 $1.873452 $1.374025 $1.285608 $1.406270 $1.071732 $0.681183 $1.294385 $1.078130 $1.001015	$1.708653 $1.836082 $1.873452 $1.374025 $1.285608 $1.406270 $1.071732 $0.681183 $1.294385 $1.078130	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 272,954.526
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.855570 $1.722138 $1.276252 $1.125127 $1.155416 $1.050300 $0.760145 $1.231562 $1.127164 $1.128060	$2.025627 $1.855570 $1.722138 $1.276252 $1.125127 $1.155416 $1.050300 $0.760145 $1.231562 $1.127164	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 111,109.532
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.853665 $1.656664 $1.275757 $1.119062 $1.133581 $1.004383 $0.790935 $1.288469 $1.257952 $1.113224	$1.815084 $1.853665 $1.656664 $1.275757 $1.119062 $1.133581 $1.004383 $0.790935 $1.288469 $1.257952	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 205,999.488
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.111290 $1.873752 $1.454481 $1.234613 $1.238443 $1.028991 $0.985143	$2.008067 $2.111290 $1.873752 $1.454481 $1.234613 $1.238443 $1.028991	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.145346 $1.077432 $1.005271 $1.000000	$1.099032 $1.145346 $1.077432 $1.005271	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.201301 $1.133250 $1.000348 $1.000000	$1.142441 $1.201301 $1.133250 $1.000348	0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009	$1.275725 $1.245227 $1.140391 $1.073726 $1.079859 $0.995540 $0.991628	$1.227965 $1.275725 $1.245227 $1.140391 $1.073726 $1.079859 $0.995540	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.227044 $1.189834 $1.129832 $1.081544 $1.069707 $0.997612 $0.999944	$1.194129 $1.227044 $1.189834 $1.129832 $1.081544 $1.069707 $0.997612	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009	$1.388844 $1.363186 $1.171166 $1.071485 $1.105944 $0.998731 $0.988759	$1.313109 $1.388844 $1.363186 $1.171166 $1.071485 $1.105944 $0.998731	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.171809 $1.106791 $0.988214 $1.000000	$1.111040 $1.171809 $1.106791 $0.988214	0.000 0.000 0.000 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.565387 $1.684650 $1.455806 $1.216304 $1.379994 $1.274485 $0.980238 $1.546026 $1.445581 $1.198628	$1.535100 $1.565387 $1.684650 $1.455806 $1.216304 $1.379994 $1.274485 $0.980238 $1.546026 $1.445581	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 491,246.147
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.955974 $1.883015 $1.296183 $1.144880 $1.240333 $0.993235 $0.792432 $1.270934 $1.283834 $1.105017	$2.142621 $1.955974 $1.883015 $1.296183 $1.144880 $1.240333 $0.993235 $0.792432 $1.270934 $1.283834	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,216,790.747
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.019130 $1.859526 $1.606907 $1.456897 $1.429019 $1.174907 $0.949337 $1.433277 $1.287627 $1.204080	$1.982814 $2.019130 $1.859526 $1.606907 $1.456897 $1.429019 $1.174907 $0.949337 $1.433277 $1.287627	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 204,037.531
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date September 17, 2012	2015 2014 2013 2012	$1.148026 $1.086478 $0.991308 $1.000000	$1.096316 $1.148026 $1.086478 $0.991308	0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date September 17, 2012	2015 2014 2013 2012	$1.122567 $1.053664 $0.994180 $1.000000	$1.077165 $1.122567 $1.053664 $0.994180	0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date September 17, 2012	2015 2014 2013 2012	$1.176783 $1.128737 $0.986143 $1.000000	$1.113284 $1.176783 $1.128737 $0.986143	0.000 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.474146 $1.437198 $1.504982 $1.428177 $1.371400 $1.305589 $1.148224 $1.205487 $1.129276 $1.105810	$1.454497 $1.474146 $1.437198 $1.504982 $1.428177 $1.371400 $1.305589 $1.148224 $1.205487 $1.129276	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,074,694.773
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.080623 $1.064394 $1.014482 $1.000000	$1.033908 $1.080623 $1.064394 $1.014482	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.123243 $1.106265 $1.016011 $1.000000	$1.053592 $1.123243 $1.106265 $1.016011	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.177840 $1.164433 $1.019941 $1.000000	$1.078749 $1.177840 $1.164433 $1.019941	0.000 0.000 0.000 0.000
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.247100 $3.149129 $2.357463 $2.067284 $2.167177 $1.695816 $1.208389 $2.085599 $1.706412 $1.475004	$3.101911 $3.247100 $3.149129 $2.357463 $2.067284 $2.167177 $1.695816 $1.208389 $2.085599 $1.706412	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.423880 $2.321531 $1.644388 $1.450644 $1.455682 $1.105063 $0.813043 $1.301679 $1.212035 $1.193999	$2.432983 $2.423880 $2.321531 $1.644388 $1.450644 $1.455682 $1.105063 $0.813043 $1.301679 $1.212035	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 623,375.050
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.064457 $1.915332 $1.468496 $1.279556 $1.336019 $1.144053 $0.802895 $1.414830 $1.321746 $1.222445	$1.991143 $2.064457 $1.915332 $1.468496 $1.279556 $1.336019 $1.144053 $0.802895 $1.414830 $1.321746	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 112,539.993

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.585601 $1.706594 $1.400618 $1.224370 $1.457831 $1.371410 $1.111759 $1.854990 $1.637677 $1.353085	$1.574197 $1.585601 $1.706594 $1.400618 $1.224370 $1.457831 $1.371410 $1.111759 $1.854990 $1.637677	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 365,612.840
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.939259 $1.781237 $1.372240 $1.237543 $1.311824 $1.136308 $0.897561 $1.696592 $1.489071 $1.397725	$2.030433 $1.939259 $1.781237 $1.372240 $1.237543 $1.311824 $1.136308 $0.897561 $1.696592 $1.489071	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,380,620.760

Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.669132 $1.592625 $1.399856 $1.262014 $1.330376 $1.232706 $1.012300 $1.000000	$1.654327 $1.669132 $1.592625 $1.399856 $1.262014 $1.330376 $1.232706 $1.012300	0.000 60,562.823 245,262.879 337,480.036 363,877.726 262,294.333 103,789.700 932.953
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.071465 $1.933294 $1.465123 $1.274754 $1.225782 $1.108421 $0.939422 $1.615870 $1.571957 $1.370533	$2.059804 $2.071465 $1.933294 $1.465123 $1.274754 $1.225782 $1.108421 $0.939422 $1.615870 $1.571957	1,249.361 6,370.204 25,704.889 26,251.684 59,933.524 34,694.280 6,670.364 4,952.112 53,556.815 5,080.977
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.054540 $1.840855 $1.370558 $1.198015 $1.269578 $1.179043 $0.877151 $1.486858 $1.335013 $1.370428	$2.232891 $2.054540 $1.840855 $1.370558 $1.198015 $1.269578 $1.179043 $0.877151 $1.486858 $1.335013	0.000 0.000 40,598.369 53,364.972 53,883.428 55,482.337 9,740.951 0.000 0.000 12,264.143
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.552319 $1.506733 $1.246157 $1.097305 $1.108122 $1.007586 $0.989768	$1.538650 $1.552319 $1.506733 $1.246157 $1.097305 $1.108122 $1.007586	1,936.519 244,720.654 616,091.722 363,634.860 399,555.105 410,170.933 9,853.129

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.086716 $1.055974 $1.104093 $1.072026 $1.033538 $0.993302 $1.000889	$1.065205 $1.086716 $1.055974 $1.104093 $1.072026 $1.033538 $0.993302	30,758.766 67,547.558 196,493.649 311,630.059 271,435.858 178,316.348 11,523.364
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.691580 $1.594788 $1.253982 $1.088270 $1.162985 $1.002444 $0.986471	$1.766943 $1.691580 $1.594788 $1.253982 $1.088270 $1.162985 $1.002444	9,906.878 9,940.815 50,247.444 46,852.151 41,038.620 45,743.723 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.707247 $1.578646 $1.209692 $1.053486 $1.097757 $1.007829 $0.986792	$1.693134 $1.707247 $1.578646 $1.209692 $1.053486 $1.097757 $1.007829	18,333.435 18,420.277 24,466.380 18,383.823 7,905.858 7,951.527 0.000
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.126493 $1.183816 $0.995631 $0.863939 $1.027239 $0.979961 $0.982902	$1.051313 $1.126493 $1.183816 $0.995631 $0.863939 $1.027239 $0.979961	12,946.734 12,990.981 40,716.091 19,754.492 6,666.278 6,674.627 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.390498 $1.289153 $1.102363 $0.979368 $1.038655 $0.899667 $0.663418 $1.000000	$1.368136 $1.390498 $1.289153 $1.102363 $0.979368 $1.038655 $0.899667 $0.663418	0.000 57,824.666 261,263.794 267,630.442 326,248.227 330,382.780 121,447.343 63,732.858
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.613586 $2.387601 $1.859698 $1.633434 $1.713753 $1.494952 $1.125627 $2.003619 $1.742412 $1.594841	$2.572972 $2.613586 $2.387601 $1.859698 $1.633434 $1.713753 $1.494952 $1.125627 $2.003619 $1.742412	13,517.934 26,077.949 109,059.350 96,861.049 131,111.092 129,326.667 150,157.435 193,967.624 418,368.394 248,446.029
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.005473 $1.885699 $1.504685 $1.311282 $1.328759 $1.179385 $0.926193 $1.652131 $1.664181 $1.415316	$1.882810 $2.005473 $1.885699 $1.504685 $1.311282 $1.328759 $1.179385 $0.926193 $1.652131 $1.664181	0.000 11,623.077 39,563.698 40,041.672 44,423.073 12,435.034 1,696.004 5,957.083 21,568.634 24,024.770

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.113239 $1.941679 $1.456242 $1.298500 $1.324847 $1.090989 $0.869615 $1.683580 $1.355936 $1.297697	$2.214842 $2.113239 $1.941679 $1.456242 $1.298500 $1.324847 $1.090989 $0.869615 $1.683580 $1.355936	0.000 18,135.749 54,620.705 69,646.166 82,426.511 40,757.537 21,798.944 0.000 7,589.924 11,283.036
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.399346 $3.270105 $2.454908 $2.185936 $2.501006 $1.984089 $1.448116 $2.445989 $2.163353 $1.963029	$3.278395 $3.399346 $3.270105 $2.454908 $2.185936 $2.501006 $1.984089 $1.448116 $2.445989 $2.163353	0.000 15,824.179 19,945.182 26,429.487 29,397.521 37,549.773 78,368.166 110,754.524 284,451.598 291,199.226
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.619123 $2.508153 $1.965138 $1.577656 $1.769039 $1.428212 $0.926986 $1.941190 $1.878038 $1.651177	$2.485829 $2.619123 $2.508153 $1.965138 $1.577656 $1.769039 $1.428212 $0.926986 $1.941190 $1.878038	8,097.766 16,729.481 27,411.121 29,712.031 71,985.119 38,941.226 27,653.352 52,448.936 134,498.950 110,679.856
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.797323 $1.786825 $1.475758 $1.309051 $1.359873 $1.260066 $0.989628 $1.000000	$1.649699 $1.797323 $1.786825 $1.475758 $1.309051 $1.359873 $1.260066 $0.989628	0.000 18,408.230 87,150.167 332,353.663 367,376.766 363,672.028 314,913.565 1,455.875
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.243139 $1.212049 $1.085023 $0.982521 $0.978794 $0.886076 $0.666535 $0.966569 $1.000000	$1.132780 $1.243139 $1.212049 $1.085023 $0.982521 $0.978794 $0.886076 $0.666535 $0.966569	0.000 229,677.022 306,207.774 532,452.950 613,275.675 296,664.630 149,924.450 1,152.458 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.144910 $1.090162 $0.866941 $0.774108 $0.797876 $0.731897 $0.592261 $0.960642 $1.000000	$1.067040 $1.144910 $1.090162 $0.866941 $0.774108 $0.797876 $0.731897 $0.592261 $0.960642	0.000 0.000 47,202.742 49,378.036 102,618.677 72,672.068 32,958.212 4,481.483 13,296.099

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.289313 $1.254053 $1.117951 $1.017960 $1.073573 $1.003223 $0.988800	$1.244607 $1.289313 $1.254053 $1.117951 $1.017960 $1.073573 $1.003223	0.000 30,703.945 294,757.632 266,864.001 267,891.252 396,458.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.395539 $1.315956 $0.960163 $1.000000	$1.433164 $1.395539 $1.315956 $0.960163	0.000 0.000 0.000 5,887.222
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.694452 $1.624606 $1.243394 $1.078055 $1.138226 $1.085592 $0.749502 $1.589682 $1.599838 $1.444778	$1.484206 $1.694452 $1.624606 $1.243394 $1.078055 $1.138226 $1.085592 $0.749502 $1.589682 $1.599838	0.000 0.000 0.000 4,671.249 4,724.648 4,774.941 2,076.068 0.000 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.253573 $2.956683 $2.284024 $1.991619 $2.065498 $1.678444 $1.185241 $2.153572 $1.804538 $1.624397	$3.309946 $3.253573 $2.956683 $2.284024 $1.991619 $2.065498 $1.678444 $1.185241 $2.153572 $1.804538	0.000 0.000 0.000 0.000 10,097.410 10,854.543 10,954.259 13,050.607 2,069.879 2,069.879
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.753606 $1.668837 $1.329046 $1.131125 $1.341342 $1.184350 $0.879183 $1.624967 $1.515715 $1.310830	$1.675672 $1.753606 $1.668837 $1.329046 $1.131125 $1.341342 $1.184350 $0.879183 $1.624967 $1.515715	0.000 13,785.189 22,595.471 35,966.172 48,347.721 41,651.846 23,411.310 0.000 1,884.003 3,560.756
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.489036 $2.744527 $1.982307 $1.672619 $1.906034 $1.430124 $0.895355 $1.510170 $1.506637 $1.360745	$2.387860 $2.489036 $2.744527 $1.982307 $1.672619 $1.906034 $1.430124 $0.895355 $1.510170 $1.506637	0.000 0.000 42,553.658 50,833.855 68,182.373 66,643.664 22,807.141 28,093.690 9,876.856 7,186.778
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.729125 $1.629499 $1.399786 $1.287179 $1.292390 $1.202404 $1.041800 $1.368091 $1.342760 $1.226918	$1.685388 $1.729125 $1.629499 $1.399786 $1.287179 $1.292390 $1.202404 $1.041800 $1.368091 $1.342760	0.000 0.000 32,769.857 51,111.958 92,054.707 79,233.535 48,365.398 57,928.128 122,456.521 73,379.407

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.947986 $1.088080 $0.902519 $0.778682 $0.888745 $0.836210 $0.622392 $1.064874 $1.000000	$0.869050 $0.947986 $1.088080 $0.902519 $0.778682 $0.888745 $0.836210 $0.622392 $1.064874	4,888.550 9,707.539 41,667.225 81,311.822 187,795.451 130,600.395 8,344.313 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.547539 $1.498245 $1.429746 $1.378584 $1.383060 $1.292440 $1.005059 $1.627346 $1.403407 $1.293626	$1.510827 $1.547539 $1.498245 $1.429746 $1.378584 $1.383060 $1.292440 $1.005059 $1.627346 $1.403407	26,216.820 211,757.249 581,557.277 643,148.320 537,145.610 240,393.582 31,207.477 51,709.268 93,803.686 97,474.588
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.801578 $1.773664 $1.701475 $1.482204 $1.446171 $1.315063 $0.913370 $1.249994 $1.253484 $1.155773	$1.690307 $1.801578 $1.773664 $1.701475 $1.482204 $1.446171 $1.315063 $0.913370 $1.249994 $1.253484	3,833.654 9,214.804 65,598.706 152,044.124 227,263.178 144,904.080 72,182.379 73,551.527 91,893.524 98,376.949
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.920859 $0.939231 $0.957970 $0.977190 $0.996632 $1.016514 $1.036718 $1.035117 $1.007888 $0.983994	$0.902849 $0.920859 $0.939231 $0.957970 $0.977190 $0.996632 $1.016514 $1.036718 $1.035117 $1.007888	225,770.001 970,640.600 113,999.812 189,563.005 673,707.215 654,619.853 440,000.123 689,876.446 725,045.434 97,114.581
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725 $1.104917 $1.049269 $1.011863 $1.001405	$1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725 $1.104917 $1.049269 $1.011863	6,990.537 46,250.706 155,732.767 114,907.730 402,875.104 843,366.220 342,297.735 99,989.615 202,741.113 21,260.472
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725 $1.104917 $1.049269 $1.011863 $1.001405	$1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725 $1.104917 $1.049269 $1.011863	0.000 0.000 39,067.695 97,861.531 470,400.071 1,266,155.447 2,669,122.258 4,179,744.731 202,741.113 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2015	$9.999457	$9.492901	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.608221 $1.609026 $1.504440 $1.431668 $1.426614 $1.338595 $1.093129 $1.418718 $1.363426 $1.274130	$1.542866 $1.608221 $1.609026 $1.504440 $1.431668 $1.426614 $1.338595 $1.093129 $1.418718 $1.363426	116,250.584 313,047.368 1,237,252.021 2,657,882.571 4,197,895.985 5,944,969.214 4,505,718.814 3,527,038.436 2,369,148.550 1,902,522.788
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.939695 $1.931415 $1.558709 $1.414746 $1.530148 $1.361319 $1.071875 $1.814984 $1.721757 $1.523349	$1.861397 $1.939695 $1.931415 $1.558709 $1.414746 $1.530148 $1.361319 $1.071875 $1.814984 $1.721757	7,441.570 88,650.977 230,809.927 240,111.717 260,999.898 674,959.724 571,928.006 639,936.935 968,876.283 417,021.273
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.758135 $1.747696 $1.574321 $1.471873 $1.496877 $1.386267 $1.120464 $1.548620 $1.466346 $1.344798	$1.680974 $1.758135 $1.747696 $1.574321 $1.471873 $1.496877 $1.386267 $1.120464 $1.548620 $1.466346	67,009.340 1,007,084.616 2,243,775.898 4,758,048.192 7,910,917.190 10,241,192.532 10,411,653.390 8,773,987.536 7,458,806.412 4,967,505.784
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.858813 $1.850702 $1.585737 $1.465576 $1.529645 $1.388041 $1.107219 $1.683809 $1.596951 $1.434575	$1.776448 $1.858813 $1.850702 $1.585737 $1.465576 $1.529645 $1.388041 $1.107219 $1.683809 $1.596951	50,690.434 605,056.980 1,763,984.107 5,652,130.815 10,718,247.125 14,828,463.187 16,765,444.188 15,040,227.876 12,497,875.704 6,160,405.446
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.300497 $2.096289 $1.645690 $1.506038 $1.499261 $1.388309 $1.245302 $1.926592 $1.883431 $1.647225	$2.168963 $2.300497 $2.096289 $1.645690 $1.506038 $1.499261 $1.388309 $1.245302 $1.926592 $1.883431	6,032.157 55,202.990 133,807.362 159,845.178 251,742.450 135,582.715 73,186.888 35,167.296 28,786.687 27,427.111
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.461294 $1.466217 $1.308202 $1.214619 $1.289421 $1.199247 $1.000000	$1.415050 $1.461294 $1.466217 $1.308202 $1.214619 $1.289421 $1.199247	39,371.822 322,029.738 2,078,518.196 2,910,738.710 3,124,429.550 2,480,620.015 658,412.645
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.900929 $9.998372	$9.374353 $9.900929	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.861041 $9.998372	$9.178822 $9.861041	0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.632886 $1.585178 $1.439207 $1.334505 $1.312019 $1.202998 $1.000000	$1.598882 $1.632886 $1.585178 $1.439207 $1.334505 $1.312019 $1.202998	127,668.425 228,417.833 650,897.400 908,159.310 807,395.544 670,712.869 328,853.904
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.450251 $2.205984 $2.169653 $1.770920 $1.921752 $1.700055 $1.303760 $2.312845 $2.534421 $1.821483	$2.381251 $2.450251 $2.205984 $2.169653 $1.770920 $1.921752 $1.700055 $1.303760 $2.312845 $2.534421	6,973.374 9,122.159 34,913.326 38,233.178 66,557.596 51,737.748 17,752.026 35,403.399 81,548.195 105,164.091
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.002193 $1.030359 $0.934481 $0.847472 $0.934834 $0.864938 $0.682168 $1.092699 $1.027415 $1.000000	$0.964004 $1.002193 $1.030359 $0.934481 $0.847472 $0.934834 $0.864938 $0.682168 $1.092699 $1.027415	19,046.225 474,565.481 786,394.216 1,176,675.501 1,852,252.336 2,677,758.302 2,664,470.878 2,213,862.526 1,144,611.796 316,274.174
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.184710 $1.120658 $0.960410 $0.870855 $0.995916 $0.985270 $0.986561	$1.162899 $1.184710 $1.120658 $0.960410 $0.870855 $0.995916 $0.985270	59,625.383 79,642.293 251,263.537 210,629.999 226,873.650 77,935.096 0.000
TA Janus Mid-Cap Growth - Service Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.353824 $2.407199 $1.768610 $1.658628 $1.817472 $1.387778 $0.884047 $1.683721 $1.405104 $1.307712	$2.186205 $2.353824 $2.407199 $1.768610 $1.658628 $1.817472 $1.387778 $0.884047 $1.683721 $1.405104	0.000 4,928.799 65,928.354 64,195.169 74,662.312 76,626.513 15,674.903 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.305283 $2.141727 $1.591079 $1.406351 $1.445577 $1.316798 $0.954687 $1.548476 $1.419516 $1.425030	$2.511209 $2.305283 $2.141727 $1.591079 $1.406351 $1.445577 $1.316798 $0.954687 $1.548476 $1.419516	3,607.482 3,672.944 24,083.116 47,471.835 44,929.877 56,504.693 30,425.502 12,640.636 20,631.283 20,731.301
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.056467 $1.025286 $1.068543 $1.040550 $1.000000	$1.039212 $1.056467 $1.025286 $1.068543 $1.040550	16,575.360 112,283.831 116,574.772 151,637.916 99,455.338

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.176543 $1.947962 $1.503707 $1.321284 $1.341301 $1.191179 $0.939564 $1.534022 $1.500317 $1.331059	$2.126300 $2.176543 $1.947962 $1.503707 $1.321284 $1.341301 $1.191179 $0.939564 $1.534022 $1.500317	0.000 0.000 0.000 7,513.629 7,821.188 3,993.082 1,031.675 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.116612 $1.877556 $1.456707 $1.235895 $1.239127 $1.029054 $0.985145	$2.014122 $2.116612 $1.877556 $1.456707 $1.235895 $1.239127 $1.029054	0.000 0.000 47,656.270 33,107.219 32,000.419 32,439.522 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.123925 $1.078660 $1.044944 $0.991877 $1.000000	$1.097460 $1.123925 $1.078660 $1.044944 $0.991877	201,646.504 253,722.511 320,710.790 134,769.415 21,032.357
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.146831 $1.078303 $1.005607 $1.000000	$1.100996 $1.146831 $1.078303 $1.005607	7,474.169 9,396.120 9,877.384 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.202879 $1.134178 $1.000675 $1.000000	$1.144511 $1.202879 $1.134178 $1.000675	16,019.953 33,567.793 73,201.228 15,144.491
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.196238 $1.167073 $1.068293 $1.005354 $1.010594 $0.931235 $0.815125 $1.000000	$1.152020 $1.196238 $1.167073 $1.068293 $1.005354 $1.010594 $0.931235 $0.815125	337,006.885 724,135.306 1,093,632.043 1,568,357.879 1,373,782.909 1,041,894.057 745,788.996 86,011.220
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.230120 $1.192236 $1.131562 $1.082666 $1.070290 $0.997673 $0.999946	$1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290 $0.997673	62,251.751 146,471.778 327,315.337 318,493.940 271,658.618 98,792.989 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.211068 $1.188116 $1.020265 $0.932973 $0.962507 $0.868778 $0.719388 $1.000000	$1.145591 $1.211068 $1.188116 $1.020265 $0.932973 $0.962507 $0.868778 $0.719388	511,981.215 949,496.870 1,700,924.605 1,858,479.387 1,874,366.485 1,536,145.686 1,109,171.392 10,671.119
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.173114 $1.107483 $0.988353 $1.000000	$1.112824 $1.173114 $1.107483 $0.988353	44,100.256 45,095.917 46,951.932 30,575.853

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.981898 $2.137183 $1.851021 $1.549329 $1.760129 $1.627585 $1.255425 $1.986760 $1.861607 $1.544702	$1.938312 $1.981898 $2.137183 $1.851021 $1.549329 $1.760129 $1.627585 $1.255425 $1.986760 $1.861607	0.000 0.000 7,128.697 10,302.148 6,190.182 3,482.247 13,048.971 29,424.175 51,104.597 35,050.061
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.401937 $2.315949 $1.597346 $1.414403 $1.534525 $1.231606 $0.984780 $1.582990 $1.602581 $1.381774	$2.624488 $2.401937 $2.315949 $1.597346 $1.414403 $1.534525 $1.231606 $0.984780 $1.582990 $1.602581	0.000 0.000 18,518.796 14,693.788 29,309.477 12,627.381 21,794.885 14,083.153 21,925.452 35,037.050
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.070399 $1.911167 $1.655462 $1.502471 $1.477040 $1.216116 $0.984952 $1.490120 $1.340751 $1.257570	$2.028513 $2.070399 $1.911167 $1.655462 $1.502471 $1.477040 $1.216116 $0.984952 $1.490120 $1.340751	0.000 113,158.874 70,933.139 199,995.869 233,342.416 211,459.991 394,601.103 343,129.753 537,207.828 340,061.459
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.049202 $0.992468 $0.905090 $0.914306 $0.965451 $1.020080 $0.998149	$1.002433 $1.049202 $0.992468 $0.905090 $0.914306 $0.965451 $1.020080	16,470.343 35,580.111 82,070.687 60,680.872 43,547.220 107,850.937 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.000787 $0.938893 $0.885453 $0.889689 $0.980601 $1.021832 $0.997255	$0.960778 $1.000787 $0.938893 $0.885453 $0.889689 $0.980601 $1.021832	32,767.147 36,137.021 37,990.988 56,243.223 36,164.268 36,364.276 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.015226 $0.973304 $0.849935 $0.861075 $0.993687 $1.020750 $0.996387	$0.960915 $1.015226 $0.973304 $0.849935 $0.861075 $0.993687 $1.020750	33,843.289 33,846.109 51,620.742 320,940.319 318,160.921 36,488.976 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.347303 $1.317099 $1.381645 $1.313249 $1.264241 $1.205885 $1.062622 $1.118307 $1.048482 $1.029279	$1.327721 $1.347303 $1.317099 $1.381645 $1.313249 $1.264241 $1.205885 $1.062622 $1.118307 $1.048482	67,192.878 221,590.363 690,472.529 1,143,952.389 1,299,130.000 1,221,105.752 781,038.096 303,187.884 252,126.854 109,517.518

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$0.995490 $0.982216 $1.107636 $1.062964 $1.000000	$0.947987 $0.995490 $0.982216 $1.107636 $1.062964	39,050.449 52,859.999 75,894.851 56,851.024 21,784.880
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.085784 $0.117575 $0.218481 $0.315837 $0.402430 $0.560486 $1.000000	$0.077974 $0.085784 $0.117575 $0.218481 $0.315837 $0.402430 $0.560486	202,300.104 253,720.741 157,048.980 1,565,761.524 1,916,113.534 65,291.723 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.090531 $1.073625 $1.022771 $0.977077 $1.000000	$1.043900 $1.090531 $1.073625 $1.022771 $0.977077	8,123.129 189,340.644 377,613.843 466,643.895 401,437.383
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.124692 $1.107151 $1.016336 $0.957342 $1.000000	$1.055470 $1.124692 $1.107151 $1.016336 $0.957342	277,943.113 495,458.405 557,113.561 262,358.929 2,487.550
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.152771 $1.139099 $0.997255 $0.916867 $1.000000	$1.056306 $1.152771 $1.139099 $0.997255 $0.916867	143,425.616 782,234.651 1,615,166.634 1,469,688.704 417,167.608
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008	$1.748240 $1.699370 $1.274168 $1.120100 $1.176077 $0.922394 $0.658398 $1.000000	$1.667100 $1.748240 $1.699370 $1.274168 $1.120100 $1.176077 $0.922394 $0.658398	4,824.654 4,892.394 54,388.769 61,211.230 108,742.008 82,095.728 13,148.568 22,246.732
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.092612 $2.969090 $2.107490 $1.862762 $1.871617 $1.424005 $1.050007 $1.684240 $1.572309 $1.551860	$3.097301 $3.092612 $2.969090 $2.107490 $1.862762 $1.871617 $1.424005 $1.050007 $1.684240 $1.572309	7,252.958 17,931.895 52,776.700 55,876.958 73,553.618 54,264.057 84,877.519 85,749.575 213,651.424 63,304.306
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.246441 $2.087867 $1.603525 $1.400171 $1.465249 $1.257249 $0.883883 $1.560058 $1.460796 $1.353720	$2.161945 $2.246441 $2.087867 $1.603525 $1.400171 $1.465249 $1.257249 $0.883883 $1.560058 $1.460796	0.000 0.000 0.000 7,097.056 7,085.373 9,074.441 1,863.936 0.000 0.000 10,997.222

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.902282 $2.050674 $1.685868 $1.476982 $1.763333 $1.662230 $0.719388 $2.257740 $1.997959 $1.654255	$1.884357 $1.902282 $2.050674 $1.685868 $1.476982 $1.763333 $1.662230 $1.349067 $2.257740 $1.997959	6,622.620 6,077.710 9,905.730 26,349.115 61,712.612 55,787.727 55,234.420 95,776.742 141,778.308 89,486.423
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.123824 $1.954562 $1.508818 $1.363745 $1.447850 $1.257040 $0.994743 $1.885253 $1.657273 $1.559602	$2.219824 $2.123824 $1.954562 $1.508818 $1.363745 $1.447850 $1.257040 $0.994743 $1.885253 $1.657273	2,366.467 382.495 21,809.508 31,161.293 51,300.048 35,400.143 25,461.426 66,844.824 252,181.559 219,114.821

Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367 $1.000000	$1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367	1,083,020.726 1,158,010.022 1,235,887.235 1,136,419.390 1,104,510.991 1,074,224.979 1,104,617.535 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640 $0.989770	$1.543249 $1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640	2,948,432.688 2,305,856.452 1,928,349.675 615,852.079 303,630.852 100,194.465 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361 $1.000891	$1.068415 $1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361	149,084.013 151,705.063 154,294.550 512,560.812 250,261.730 162,654.183 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638 $1.000000	$1.373291 $1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638	1,207,940.535 1,418,019.962 1,470,965.083 1,100,727.743 869,676.670 852,116.283 758,998.175 156,172.456

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698 $1.000000	$1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698	1,543,493.589 1,622,409.517 1,676,166.461 1,631,267.011 1,640,785.303 1,675,339.612 1,649,520.594 39,801.954
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281 $0.988801	$1.248333 $1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281	15,185.746 15,869.488 16,532.432 10,468.530 17,591.812 25,512.853 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date August 16, 2010	2015 2014 2013 2012 2011 2010	$1.379585 $1.334980 $1.273324 $1.227163 $1.230558 $1.000000	$1.347518 $1.379585 $1.334980 $1.273324 $1.227163 $1.230558	437,366.373 555,476.552 396,227.051 377,051.307 415,622.009 276,950.883
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008	$0.932934 $0.951082 $0.969581 $0.988547 $1.007723 $1.027323 $1.047238 $1.000000	$0.915134 $0.932934 $0.951082 $0.969581 $0.988547 $1.007723 $1.027323 $1.047238	734,489.204 678,841.061 637,352.093 4,933,920.653 5,195,940.992 1,356,986.669 1,578,466.270 76,986.129
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008	$1.248053 $1.218514 $1.273956 $1.238666 $1.177000 $1.151322 $1.126486 $1.000000	$1.222031 $1.248053 $1.218514 $1.273956 $1.238666 $1.177000 $1.151322 $1.126486	418,206.799 426,807.974 441,399.465 748,938.476 540,491.937 561,137.240 974,277.080 236,577.112
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2015	$9.999471	$9.496038	0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.445555 $1.445576 $1.350946 $1.284960 $1.279792 $1.200247 $0.979668 $1.000000	$1.387493 $1.445555 $1.445576 $1.350946 $1.284960 $1.279792 $1.200247 $0.979668	2,868,064.823 3,835,528.571 4,325,143.182 4,565,660.711 4,531,924.403 7,634,315.262 7,265,720.730 522,076.495
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.556163 $1.546150 $1.392087 $1.300858 $1.322304 $1.223994 $0.988819 $1.000000	$1.488591 $1.556163 $1.546150 $1.392087 $1.300858 $1.322304 $1.223994 $0.988819	3,739,860.278 3,988,110.983 4,472,833.363 5,020,553.742 5,044,233.756 5,880,502.101 4,773,636.635 1,871,420.498

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.618455 $1.610601 $1.379332 $1.274183 $1.329232 $1.205589 $0.961203 $1.000000	$1.547500 $1.618455 $1.610601 $1.379332 $1.274183 $1.329232 $1.205589 $0.961203	11,150,020.284 11,787,842.843 12,257,176.242 12,075,546.416 12,458,983.370 12,497,748.195 12,668,302.571 4,923,313.979
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.901652 $9.998413	$9.379647 $9.901652	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.861758 $9.998413	$9.184016 $9.861758	52,143.224 9,165.777
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008	$1.006441 $1.034225 $0.937530 $0.849823 $0.936974 $0.866493 $0.683054 $1.000000	$0.968571 $1.006441 $1.034225 $0.937530 $0.849823 $0.936974 $0.866493 $0.683054	3,190,167.921 3,445,579.914 3,513,310.349 3,049,460.677 2,982,751.609 3,851,805.352 3,563,928.078 2,465,855.611
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.148341 $1.079194 $1.005932 $1.000000	$1.102980 $1.148341 $1.079194 $1.005932	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.204448 $1.135095 $1.000988 $1.000000	$1.146564 $1.204448 $1.135095 $1.000988	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389 $1.000000	$1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389	2,780,680.610 2,895,216.679 3,780,960.362 4,182,466.850 4,413,619.976 4,452,796.220 4,772,916.670 425,537.926
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727 $0.999947	$1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727	123,952.390 117,494.186 138,011.015 6,758.802 148,325.817 284,588.732 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630 $1.000000	$1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630	7,323,041.076 7,910,166.240 8,398,966.548 5,083,575.292 4,933,724.532 4,716,494.561 5,522,508.291 1,675,897.112
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.174447 $1.108196 $0.988494 $1.000000	$1.114645 $1.174447 $1.108196 $0.988494	0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.960975 $1.809279 $1.566437 $1.420983 $1.396253 $1.149041 $0.930174 $1.000000	$1.922244 $1.960975 $1.809279 $1.566437 $1.420983 $1.396253 $1.149041 $0.930174	986,578.812 1,651,958.127 1,637,503.444 1,610,887.296 1,697,975.902 461,605.110 337,708.225 84,232.137
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.363236 $1.332021 $1.396607 $1.326819 $1.276669 $1.217156 $1.072024 $1.000000	$1.344079 $1.363236 $1.332021 $1.396607 $1.326819 $1.276669 $1.217156 $1.072024	2,238,851.563 2,664,658.028 2,925,699.382 3,693,534.504 3,256,912.149 3,452,836.914 3,589,127.295 296,881.763
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.092476 $1.075010 $1.023603 $0.977398 $1.000000	$1.046280 $1.092476 $1.075010 $1.023603 $0.977398	459,022.428 477,930.854 567,426.167 230,370.048 223,939.067
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008	$1.754214 $1.704341 $1.277274 $1.122275 $1.177784 $0.923285 $0.658706 $1.000000	$1.673614 $1.754214 $1.704341 $1.277274 $1.122275 $1.177784 $0.923285 $0.658706	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456 $1.012578 $1.000000	$1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456 $1.012578	78,137.665 487,867.233 715,014.101 992,565.057 1,117,476.869 537,502.793 231,591.510 0.000
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.762414 $1.641621 $1.241644 $1.078183 $1.034740 $0.933832 $0.789906 $1.356010 $1.316563 $1.145620	$1.755936 $1.762414 $1.641621 $1.241644 $1.078183 $1.034740 $0.933832 $0.789906 $1.356010 $1.316563	11,605.733 176,330.712 291,684.880 106,703.964 139,832.467 20,590.653 89,035.336 350,184.466 634,677.285 739,216.067
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.733656 $1.550310 $1.151979 $1.004963 $1.062913 $0.985173 $0.731485 $1.237498 $1.108921 $1.136120	$1.887853 $1.733656 $1.550310 $1.151979 $1.004963 $1.062913 $0.985173 $0.731485 $1.237498 $1.108921	0.000 0.000 0.000 72,656.211 89,376.385 29,362.878 29,515.643 79,866.272 17,396.459 428,371.191

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.567931 $1.518910 $1.253785 $1.101851 $1.110539 $1.007817 $0.989774	$1.557171 $1.567931 $1.518910 $1.253785 $1.101851 $1.110539 $1.007817	54,395.713 652,115.967 2,306,259.256 2,267,560.879 2,308,679.114 1,446,302.422 14,254.269
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.097698 $1.064558 $1.110897 $1.076491 $1.035813 $0.993531 $1.000895	$1.078059 $1.097698 $1.064558 $1.110897 $1.076491 $1.035813 $0.993531	165,505.300 293,326.633 779,670.502 958,608.272 966,534.467 509,655.462 10,772.689
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.708576 $1.607663 $1.261635 $1.092758 $1.165523 $1.002679 $0.986477	$1.788188 $1.708576 $1.607663 $1.261635 $1.092758 $1.165523 $1.002679	79,618.931 238,343.308 384,391.334 238,626.594 233,200.022 186,295.401 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.724459 $1.591427 $1.217099 $1.057856 $1.100155 $1.008062 $0.986798	$1.713557 $1.724459 $1.591427 $1.217099 $1.057856 $1.100155 $1.008062	297,731.786 389,314.341 612,474.368 362,723.178 315,474.915 167,432.006 0.000
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.137826 $1.193390 $1.001726 $0.867527 $1.029486 $0.980191 $0.982907	$1.063980 $1.137826 $1.193390 $1.001726 $0.867527 $1.029486 $0.980191	170,423.680 277,479.458 521,640.108 301,147.958 299,867.110 113,695.708 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.408805 $1.303562 $1.112499 $0.986432 $1.044104 $0.902620 $0.664291 $1.000000	$1.388876 $1.408805 $1.303562 $1.112499 $0.986432 $1.044104 $0.902620 $0.664291	370,923.590 466,430.726 507,026.748 646,019.503 831,308.216 1,640,445.453 334,924.587 180,028.305
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.344362 $2.137450 $1.661602 $1.456560 $1.525190 $1.327858 $0.997835 $1.772645 $1.538520 $1.405466	$2.312472 $2.344362 $2.137450 $1.661602 $1.456560 $1.525190 $1.327858 $0.997835 $1.772645 $1.538520	490,523.374 588,312.654 744,796.126 653,783.071 648,901.720 633,355.150 727,552.357 999,224.581 1,588,466.161 1,386,216.363

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.704706 $1.599737 $1.273999 $1.108069 $1.120632 $0.992706 $0.778067 $1.385163 $1.392518 $1.181956	$1.603578 $1.704706 $1.599737 $1.273999 $1.108069 $1.120632 $0.992706 $0.778067 $1.385163 $1.392518	146,202.936 235,610.895 279,829.090 311,101.206 531,580.705 541,557.169 364,857.087 301,817.761 404,940.569 520,425.761
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.682108 $1.542513 $1.154603 $1.027506 $1.046301 $0.859926 $0.684095 $1.321792 $1.062459 $1.014833	$1.766452 $1.682108 $1.542513 $1.154603 $1.027506 $1.046301 $0.859926 $0.684095 $1.321792 $1.062459	20,114.705 29,555.794 99,502.803 99,841.557 344,866.791 256,993.322 230,440.551 231,835.119 604,043.697 114,878.110
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.906484 $2.790496 $2.090762 $1.858017 $2.121670 $1.679865 $1.223665 $2.062803 $1.820851 $1.649015	$2.808578 $2.906484 $2.790496 $2.090762 $1.858017 $2.121670 $1.679865 $1.223665 $2.062803 $1.820851	322,473.308 413,433.869 470,022.157 454,687.225 525,038.443 630,656.130 970,335.362 1,453,615.446 2,086,031.321 2,181,510.840
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.096921 $2.004139 $1.567161 $1.255672 $1.405243 $1.132287 $0.733474 $1.532933 $1.480144 $1.298798	$1.994112 $2.096921 $2.004139 $1.567161 $1.255672 $1.405243 $1.132287 $0.733474 $1.532933 $1.480144	67,453.957 88,023.032 124,484.962 104,522.211 148,617.310 118,936.185 121,456.047 221,392.335 351,026.719 873,508.918
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890 $0.989903 $1.000000	$1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890 $0.989903	0.000 188,750.251 774,079.552 1,615,269.534 1,727,041.417 1,510,908.194 889,794.353 46,497.895
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.262024 $1.228050 $1.097186 $0.991582 $0.985890 $0.890743 $0.668732 $0.967845 $1.000000	$1.152255 $1.262024 $1.228050 $1.097186 $0.991582 $0.985890 $0.890743 $0.668732 $0.967845	470,788.397 1,031,450.507 1,485,539.429 1,920,062.073 2,110,261.582 1,832,571.028 977,072.049 569,361.076 715,338.757

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.162295 $1.104552 $0.876671 $0.781246 $0.803660 $0.735749 $0.594212 $0.961906 $1.000000	$1.085375 $1.162295 $1.104552 $0.876671 $0.781246 $0.803660 $0.735749 $0.594212 $0.961906	25,506.316 215,985.953 229,706.184 250,835.638 375,511.865 354,796.382 373,958.077 303,919.885 219,821.569
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.302286 $1.264203 $1.124799 $1.022183 $1.075922 $1.003453 $0.988806	$1.259611 $1.302286 $1.264203 $1.124799 $1.022183 $1.075922 $1.003453	15,852.109 166,806.093 360,650.644 365,179.183 456,133.511 519,664.773 32,520.335
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.402898 $1.320309 $0.961445 $1.000000	$1.443552 $1.402898 $1.320309 $0.961445	6,058,937 34,635.445 35,747.126 37,614.371
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.333001 $1.275552 $0.974332 $0.843097 $0.888410 $0.845657 $0.582704 $1.233469 $1.238907 $1.116640	$1.169892 $1.333001 $1.275552 $0.974332 $0.843097 $0.888410 $0.845657 $0.582704 $1.233469 $1.238907	71,319.323 76,246.467 97,365.166 145,862.652 151,051.976 150,788.612 168,806.548 113,686.217 170,776.096 283,796.511
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.793515 $2.533632 $1.953385 $1.699947 $1.759544 $1.427028 $1.005732 $1.823801 $1.525205 $1.370267	$2.847495 $2.793515 $2.533632 $1.953385 $1.699947 $1.759544 $1.427028 $1.005732 $1.823801 $1.525205	12,430.330 15,278.738 17,631.179 24,264.043 51,677.289 57,980.150 43,648.341 160,494.008 109,995.788 65,446.390
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.371451 $1.302599 $1.035342 $0.879417 $1.040797 $0.917171 $0.679515 $1.253455 $1.166880 $1.007177	$1.313077 $1.371451 $1.302599 $1.035342 $0.879417 $1.040797 $0.917171 $0.679515 $1.253455 $1.166880	23,887.709 41,984.652 108,022.454 122,337.322 206,053.002 436,311.054 106,525.241 89,174.173 109,484.190 103,857.444
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.958025 $2.154771 $1.553292 $1.308045 $1.487677 $1.114037 $0.696096 $1.171768 $1.166718 $1.051684	$1.882127 $1.958025 $2.154771 $1.553292 $1.308045 $1.487677 $1.114037 $0.696096 $1.171768 $1.166718	72,379.848 99,897.691 117,672.585 138,124.752 160,627.027 120,153.011 126,642.023 99,494.784 113,589.596 208,191.963

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.645188 $1.547360 $1.326630 $1.217509 $1.220033 $1.132857 $0.979621 $1.283895 $1.257638 $1.146906	$1.606727 $1.645188 $1.547360 $1.326630 $1.217509 $1.220033 $1.132857 $0.979621 $1.283895 $1.257638	36,129.387 110,846.608 275,096.763 328,980.315 481,024.769 541,901.827 275,430.903 328,632.669 521,347.226 642,167.377
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.962368 $1.102413 $0.912612 $0.785838 $0.895164 $0.840606 $0.624431 $1.066262 $1.000000	$0.883960 $0.962368 $1.102413 $0.912612 $0.785838 $0.895164 $0.840606 $0.624431 $1.066262	61,804.170 97,316.959 219,248.826 259,442.955 330,229.509 280,141.344 579,810.392 527,314.805 518,138.339
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.574863 $1.518776 $1.442494 $1.383625 $1.383377 $1.288567 $0.999077 $1.611254 $1.382738 $1.269236	$1.545843 $1.574863 $1.518776 $1.442494 $1.383625 $1.383377 $1.288567 $0.999077 $1.611254 $1.382738	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 26,921.944
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.583423 $1.529972 $1.457166 $1.402252 $1.404061 $1.309501 $1.016333 $1.642351 $1.413552 $1.300420	$1.548906 $1.583423 $1.529972 $1.457166 $1.402252 $1.404061 $1.309501 $1.016333 $1.642351 $1.413552	464,394.698 1,654,399.595 2,286,283.032 2,264,294.880 1,954,715.330 548,884.514 470,782.112 594,031.997 380,274.509 474,348.586
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.998259 $1.956418 $1.868386 $1.620695 $1.574694 $1.425705 $0.985729 $1.341611 $1.341031 $1.230410	$1.880031 $1.998259 $1.956418 $1.868386 $1.620695 $1.574694 $1.425705 $0.985729 $1.341611 $1.341031	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 180,962.432
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.843355 $1.811243 $1.734128 $1.507691 $1.468157 $1.332433 $0.923616 $1.261535 $1.262547 $1.161857	$1.732901 $1.843355 $1.811243 $1.734128 $1.507691 $1.468157 $1.332433 $0.923616 $1.261535 $1.262547	149,332.753 355,072.059 738,883.663 983,941.103 956,590.350 479,711.133 282,045.323 157,018.399 354,278.516 465,667.170

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Initial Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.949515 $0.966565 $0.983914 $1.001668 $1.019591 $1.037883 $1.055212 $1.049155 $1.017004 $0.988484	$0.932754 $0.949515 $0.966565 $0.983914 $1.001668 $1.019591 $1.037883 $1.055212 $1.049155 $1.017004	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 32,922.8962
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.942212 $0.959117 $0.976319 $0.993936 $1.011740 $1.029906 $1.048328 $1.044644 $1.015159 $0.989153	$0.925596 $0.942212 $0.959117 $0.976319 $0.993936 $1.011740 $1.029906 $1.048328 $1.044644 $1.015159	1,362,358.894 3,196,967.469 4,128,181.273 4,439,245.368 4,437,086.589 4,725,145.095 3,667,996.341 4,503,465.175 2,117,381.455 1,943,223.199
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.357900 $1.320848 $1.375383 $1.331776 $1.259858 $1.228445 $1.197073 $1.131946 $1.086692 $1.071159	$1.335195 $1.357900 $1.320848 $1.375383 $1.331776 $1.259858 $1.228445 $1.197073 $1.131946 $1.086692	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 39,705.515
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.058956 $1.019177 $1.006674	$1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.058956 $1.019177	109,635.753 418,629.652 1,751,484.585 8,914,863.918 9,682,973.249 5,834,519.964 3,239,390.262 1,066,509.394 425,841.141 776,414.988
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.058956 $1.019177 $1.006674	$1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.058956 $1.019177	32,588.837 0.000 14,305.159 287,061.134 702,896.269 2,121,677.359 5,177,468.178 10,051,543.696 564,029.524 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2015	$9.999511	$9.505430	8,534.920

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.580804 $1.574803 $1.465859 $1.388767 $1.377141 $1.286970 $1.046217 $1.351352 $1.293240 $1.202844	$1.522459 $1.580804 $1.574803 $1.465859 $1.388767 $1.377141 $1.286970 $1.046217 $1.351352 $1.293240	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 833,137.528
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.645501 $1.643102 $1.533280 $1.456240 $1.448252 $1.356226 $1.105362 $1.431771 $1.373273 $1.280824	$1.581726 $1.645501 $1.643102 $1.533280 $1.456240 $1.448252 $1.356226 $1.105362 $1.431771 $1.373273	1,560,957.407 3,451,966.148 10,472,053.150 17,064,243.015 22,765,336.265 27,849,732.178 25,050,219.818 19,983,975.061 8,430,309.096 4,201,329.790
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.692280 $1.676970 $1.346223 $1.217246 $1.310081 $1.160190 $0.909787 $1.534391 $1.449726 $1.276402	$1.630257 $1.692280 $1.676970 $1.346223 $1.217246 $1.310081 $1.160190 $0.909787 $1.534391 $1.449726	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 111,610.516
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.984722 $1.972381 $1.588650 $1.439076 $1.553408 $1.379306 $1.083908 $1.831726 $1.734202 $1.531359	$1.908353 $1.984722 $1.972381 $1.588650 $1.439076 $1.553408 $1.379306 $1.083908 $1.831726 $1.734202	2,129,102.920 2,728,923.359 2,623,302.696 2,578,297.819 2,515,733.981 3,121,189.765 3,475,662.838 3,975,459.491 6,574,031.499 5,743,499.435
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.667707 $1.652027 $1.481721 $1.378467 $1.395050 $1.286654 $1.036230 $1.424937 $1.343815 $1.227090	$1.601730 $1.667707 $1.652027 $1.481721 $1.378467 $1.395050 $1.286654 $1.036230 $1.424937 $1.343815	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,235,610.818
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.798877 $1.784689 $1.604492 $1.497127 $1.519577 $1.404545 $1.133012 $1.562871 $1.476927 $1.351853	$1.723312 $1.798877 $1.784689 $1.604492 $1.497127 $1.519577 $1.404545 $1.133012 $1.562871 $1.476927	4,367,719.399 9,469,001.803 15,558,605.858 21,613,231.968 31,724,075.074 36,520,423.233 38,045,011.423 38,012,813.202 30,530,354.879 20,254,895.561

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.698384 $1.685606 $1.437351 $1.322564 $1.373976 $1.240775 $0.985584 $1.492329 $1.409255 $1.260212	$1.631085 $1.698384 $1.685606 $1.437351 $1.322564 $1.373976 $1.240775 $0.985584 $1.492329 $1.409255	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,059,135.740
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.901848 $1.889829 $1.616089 $1.490698 $1.552816 $1.406322 $1.119595 $1.699284 $1.608453 $1.442088	$1.821144 $1.901848 $1.889829 $1.616089 $1.490698 $1.552816 $1.406322 $1.119595 $1.699284 $1.608453	4,642,273.873 6,311,787.048 9,237,579.655 16,916,868.320 35,285,125.285 49,222,170.615 53,086,963.265 49,392,190.397 36,470,122.112 20,211,992.478
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.980626 $1.797527 $1.404961 $1.280286 $1.268583 $1.169286 $1.044240 $1.608082 $1.564629 $1.362205	$1.875662 $1.980626 $1.797527 $1.404961 $1.280286 $1.268583 $1.169286 $1.044240 $1.608082 $1.564629	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 204,306.461
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.353796 $2.140654 $1.677234 $1.531880 $1.522005 $1.406606 $1.259233 $1.944314 $1.897007 $1.655859	$2.223573 $2.353796 $2.140654 $1.677234 $1.531880 $1.522005 $1.406606 $1.259233 $1.944314 $1.897007	1,426,923.664 1,437,436.225 1,328,006.664 1,381,600.694 1,341,200.392 1,412,709.355 1,408,848.979 493,588.968 210,247.623 312,947.144
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.477608 $1.479690 $1.317636 $1.220978 $1.293642 $1.200822 $1.000000	$1.433665 $1.477608 $1.479690 $1.317636 $1.220978 $1.293642 $1.200822	806,327.545 4,147,466.073 11,526,971.602 13,412,444.098 16,033,378.154 11,804,994.485 3,315,301.590
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.903806 $9.998534	$9.395511 $9.903806	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.863908 $9.998534	$9.199535 $9.863908	3,032.414 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.651132 $1.599752 $1.449592 $1.341484 $1.316306 $1.204569 $1.000000	$1.619910 $1.651132 $1.599752 $1.449592 $1.341484 $1.316306 $1.204569	1,513,517.479 2,732,770.016 4,424,951.607 4,432,268.563 3,639,232.481 2,076,094.034 2,923,217.886

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.519433 $2.258442 $2.212882 $1.798690 $1.942441 $1.709535 $1.304410 $2.304749 $2.515119 $1.799524	$2.459987 $2.519433 $2.258442 $2.212882 $1.798690 $1.942441 $1.709535 $1.304410 $2.304749 $2.515119	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 134,965.145
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.507069 $2.252712 $2.211273 $1.801333 $1.950932 $1.722493 $1.318381 $2.334170 $2.552750 $1.831065	$2.441262 $2.507069 $2.252712 $2.211273 $1.801333 $1.950932 $1.722493 $1.318381 $2.334170 $2.552750	334,426.329 360,564.522 462,678.021 419,988.877 505,590.630 370,794.705 526,283.600 770,623.810 1,239,076.271 1,051,024.317
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.019382 $1.045988 $0.946795 $0.856962 $0.943458 $0.871200 $0.685764 $1.096293 $1.028754 $1.000000	$0.982472 $1.019382 $1.045988 $0.946795 $0.856962 $0.943458 $0.871200 $0.685764 $1.096293 $1.028754	1,003,411.775 1,205,100.304 2,126,793.201 5,562,154.106 10,145,713.693 14,030,029.809 12,870,949.721 10,452,253.442 8,177,409.530 1,177,141.649
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496 $0.986567	$1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496	372,586.172 711,041.317 688,366.151 798,038.803 433,614.061 170,107.693 0.000
TA Janus Mid-Cap Growth - Initial Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.894113 $1.927933 $1.410517 $1.316497 $1.436545 $1.092131 $0.692441 $1.312530 $1.090551 $1.010076 $0.956031	$1.766983 $1.894113 $1.927933 $1.410517 $1.316497 $1.436545 $1.092131 $0.692441 $1.312530 $1.090551 $1.010076	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 85,739.460 395,135.954
TA Janus Mid-Cap Growth - Service Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.408449 $2.458228 $1.802560 $1.687128 $1.845080 $1.406099 $0.893953 $1.699228 $1.415249 $1.314576 $1.246984	$2.241343 $2.408449 $2.458228 $1.802560 $1.687128 $1.845080 $1.406099 $0.893953 $1.699228 $1.415249 $1.314576	121,234.668 108,224.497 119,705.919 126,484.076 127,224.932 68,633.515 62,864.957 111,730.077 125,450.678 61,132.096 56,883.092

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.914192 $1.772192 $1.310124 $1.152141 $1.180264 $1.070273 $0.772700 $1.248820 $1.140144 $1.138277	$2.094749 $1.914192 $1.772192 $1.310124 $1.152141 $1.180264 $1.070273 $0.772700 $1.248820 $1.140144	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 10,929.884
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.358715 $2.187072 $1.621594 $1.430495 $1.467518 $1.334166 $0.965373 $1.562727 $1.429758 $1.432514	$2.574459 $2.358715 $2.187072 $1.621594 $1.430495 $1.467518 $1.334166 $0.965373 $1.562727 $1.429758	94,406.509 111,823.553 140,849.041 214,273.479 290,656.021 430,835.717 81,411.224 16,567.431 54,100.707 7,902.228
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.064092 $1.030658 $1.072035 $1.041900 $1.000000	$1.048770 $1.064092 $1.030658 $1.072035 $1.041900	422,340.538 213,642.512 230,555.229 272,210.301 96,165.811
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.912244 $1.704831 $1.309645 $1.145963 $1.157996 $1.023504 $0.804014 $1.306535 $1.272441 $1.123296 $1.105224	$1.877039 $1.912244 $1.704831 $1.309645 $1.145963 $1.157996 $1.023504 $0.804014 $1.306535 $1.272441 $1.123296	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 239,308.386 507,790.781
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.226990 $1.989207 $1.532527 $1.343951 $1.361635 $1.206866 $0.950074 $1.548137 $1.511147 $1.338044 $1.319853	$2.179852 $2.226990 $1.989207 $1.532527 $1.343951 $1.361635 $1.206866 $0.950074 $1.548137 $1.511147 $1.338044	40,807.799 31,556.975 44,960.873 44,253.864 46,347.639 60,922.227 44,837.725 48,338.859 57,243.983 152,401.669 29,498.661
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.138000 $1.892795 $1.465660 $1.241043 $1.241848 $1.029290 $0.985150	$2.038479 $2.138000 $1.892795 $1.465660 $1.241043 $1.241848 $1.029290	213,011.128 42,186.012 47,225.009 30,125.685 31,091.417 15,915.819 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.132050 $1.084328 $1.048376 $0.993167 $1.000000	$1.107570 $1.132050 $1.084328 $1.048376 $0.993167	860,929.092 1,491,326.187 1,759,582.319 1,417,242.334 359,282.870

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.152857 $1.081846 $1.006923 $1.000000	$1.108963 $1.152857 $1.081846 $1.006923	314,733.956 291,412.988 301,923.360 76,149.312
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.209192 $1.137899 $1.001982 $1.000000	$1.152775 $1.209192 $1.137899 $1.001982	203,585.697 260,644.468 182,381.950 112,449.035
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286 $0.816191 $1.000000	$1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286 $0.816191	2,182,237.004 5,468,233.712 8,073,319.833 8,487,502.316 7,728,505.730 5,012,986.656 1,804,911.954 611,706.976
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901 $0.999951	$1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901	615,506.599 2,044,822.472 5,080,984.598 4,997,181.245 4,315,795.576 2,138,944.804 19,935.886
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619 $0.720336 $1.000000	$1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619 $0.720336	1,714,831.447 3,895,963.447 6,531,659.962 6,526,640.077 8,106,995.978 6,214,419.658 3,983,771.635 2,340,756.103
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.178397 $1.110286 $0.988910 $1.000000	$1.120037 $1.178397 $1.110286 $0.988910	207,912.490 283,583.761 200,443.532 30,660.904
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.614836 $1.733620 $1.494444 $1.245517 $1.409677 $1.298712 $0.996430 $1.567689 $1.462224 $1.209466 $1.090843	$1.587482 $1.614836 $1.733620 $1.494444 $1.245517 $1.409677 $1.298712 $0.996430 $1.567689 $1.462224 $1.209466	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 226,666.001 432,455.692
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.027842 $2.182426 $1.886504 $1.575925 $1.786830 $1.649029 $1.269470 $2.005032 $1.875035 $1.552796 $1.406046	$1.987147 $2.027842 $2.182426 $1.886504 $1.575925 $1.786830 $1.649029 $1.269470 $2.005032 $1.875035 $1.552796	101,735.519 111,887.776 129,324.220 136,885.422 164,719.396 112,469.933 160,577.658 270,001.929 344,751.751 485,839.344 289,841.350

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.017767 $1.937758 $1.330605 $1.172387 $1.267018 $1.012124 $0.805520 $1.288745 $1.298625 $1.115022 $1.090563	$2.215735 $2.017767 $1.937758 $1.330605 $1.172387 $1.267018 $1.012124 $0.805520 $1.288745 $1.298625 $1.115022	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 124,334.190 581,906.621
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.457615 $2.364977 $1.627962 $1.438676 $1.557811 $1.247848 $0.995802 $1.597549 $1.614131 $1.389017 $1.362113	$2.690595 $2.457615 $2.364977 $1.627962 $1.438676 $1.557811 $1.247848 $0.995802 $1.597549 $1.614131 $1.389017	29,525.986 315,499.246 372,129.008 372,525.168 393,381.648 105,472.364 64,446.336 54,310.491 138,333.703 180,872.045 79,857.662
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.082857 $1.913500 $1.649495 $1.491839 $1.459709 $1.197206 $0.964991 $1.453333 $1.302425 $1.214951 $1.145543	$2.050411 $2.082857 $1.913500 $1.649495 $1.491839 $1.459709 $1.197206 $0.964991 $1.453333 $1.302425 $1.214951	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 135,052.383 227,452.043
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.118340 $1.951598 $1.687164 $1.528234 $1.499432 $1.232127 $0.995965 $1.503827 $1.350408 $1.264158 $1.193854	$2.079569 $2.118340 $1.951598 $1.687164 $1.528234 $1.499432 $1.232127 $0.995965 $1.503827 $1.350408 $1.264158	316,474.689 449,304.256 775,807.686 1,394,998.932 1,641,786.814 1,604,784.231 1,016,051.229 419,109.006 294,460.838 254,150.586 228,570.424
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318 $0.998154	$1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318	153,431.029 300,354.594 439,753.736 346,523.951 961,294.619 1,046,269.085 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067 $0.997261	$0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067	145,151.305 337,470.059 405,667.017 418,748.092 357,136.098 148,851.255 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987 $0.996392	$0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987	50,552.639 204,397.028 506,450.835 428,458.450 458,863.182 612,824.360 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.520743 $1.478995 $1.544955 $1.462495 $1.400929 $1.330428 $1.167202 $1.222403 $1.142296 $1.115824 $1.109997	$1.504156 $1.520743 $1.478995 $1.544955 $1.462495 $1.400929 $1.330428 $1.167202 $1.222403 $1.142296 $1.115824	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 227,857.862 1,124,881.676
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.378556 $1.345012 $1.408160 $1.335805 $1.283433 $1.221804 $1.074549 $1.128642 $1.056081 $1.034705 $1.032300	$1.361177 $1.378556 $1.345012 $1.408160 $1.335805 $1.283433 $1.221804 $1.074549 $1.128642 $1.056081 $1.034705	1,659,551.232 3,616,084.180 8,446,638.256 12,098,292.395 12,805,473.224 14,947,526.431 6,615,969.946 2,416,261.045 1,442,380.267 1,424,342.023 1,589,374.781
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.002677 $0.987371 $1.111260 $1.064340 $1.000000	$0.956708 $1.002677 $0.987371 $1.111260 $1.064340	256,824.659 335,406.818 867,522.939 446,191.950 183,710.463
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.086744 $0.118656 $0.220060 $0.317488 $0.403747 $0.561223 $1.000000	$0.078994 $0.086744 $0.118656 $0.220060 $0.317488 $0.403747 $0.561223	588,178.756 1,601,830.063 2,203,459.036 3,626,974.526 4,309,748.070 435,949.336 34,220.233
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.098391 $1.079252 $1.026124 $0.978354 $1.000000	$1.053501 $1.098391 $1.079252 $1.026124 $0.978354	412,268.726 717,877.692 1,280,797.271 1,486,764.586 988,737.253
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.132814 $1.112966 $1.019665 $0.958587 $1.000000	$1.065181 $1.132814 $1.112966 $1.019665 $0.958587	1,619,436.765 1,740,872.756 1,791,641.007 1,241,451.110 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.161109 $1.145081 $1.000532 $0.918066 $1.000000	$1.066043 $1.161109 $1.145081 $1.000532 $0.918066	478,134.420 1,026,898.509 1,277,453.972 1,002,255.753 670,299.993

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.349588 $3.240572 $2.419989 $2.116896 $2.213754 $1.728017 $1.228326 $2.114769 $1.726024 $1.488323 $1.334121	$3.207683 $3.349588 $3.240572 $2.419989 $2.116896 $2.213754 $1.728017 $1.228326 $2.114769 $1.726024 $1.488323	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 76,742.391
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008	$1.772248 $1.719330 $1.286608 $1.128808 $1.182908 $0.925936 $0.659621 $1.000000	$1.693315 $1.772248 $1.719330 $1.286608 $1.128808 $1.182908 $0.925936 $0.659621	463,797.609 390,932.997 307,348.815 262,942.967 189,132.796 159,205.504 22,599.376 37,033.117
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.500430 $2.388972 $1.688023 $1.485472 $1.486982 $1.126075 $0.826476 $1.319913 $1.225996 $1.204790 $1.108771	$2.515985 $2.500430 $2.388972 $1.688023 $1.485472 $1.486982 $1.126075 $0.826476 $1.319913 $1.225996 $1.204790	0.000 0.000 0.000 0.000 7,404.970 7,423.526 27,968.401 27,987.049 28,005.748 110,309.121 518,411.057
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$3.164286 $3.031938 $2.147901 $1.894745 $1.900032 $1.442802 $1.061784 $1.699765 $1.583665 $1.559996 $1.438430	$3.175305 $3.164286 $3.031938 $2.147901 $1.894745 $1.900032 $1.442802 $1.061784 $1.699765 $1.583665 $1.559996	254,506.361 302,303.307 350,083.654 352,511.511 344,820.304 555,344.153 702,990.799 918,792.952 1,479,827.781 1,545,624.528 644,556.707
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.129636 $1.970963 $1.507453 $1.310268 $1.364748 $1.165796 $0.816158 $1.434654 $1.336957 $1.233494 $1.147593	$2.059052 $2.129636 $1.970963 $1.507453 $1.310268 $1.364748 $1.165796 $0.816158 $1.434654 $1.336957 $1.233494	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,827.341 47,219.872

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.298568 $2.132121 $1.634299 $1.424230 $1.487513 $1.273847 $0.893804 $1.574465 $1.471367 $1.360851 $1.269474	$2.216467 $2.298568 $2.132121 $1.634299 $1.424230 $1.487513 $1.273847 $0.893804 $1.574465 $1.471367 $1.360851	716,444.036 764,716.377 817,134.608 829,197.358 847,575.477 883,743.308 945,823.128 281,014.365 172,822.564 246,752.179 186,391.072
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.635677 $1.756187 $1.437792 $1.253779 $1.489191 $1.397487 $1.130128 $1.880996 $1.656541 $1.365322 $1.221375	$1.627899 $1.635677 $1.756187 $1.437792 $1.253779 $1.489191 $1.397487 $1.130128 $1.880996 $1.656541 $1.365322	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 262,529.219 342,053.848
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$1.946365 $2.094079 $1.718178 $1.502319 $1.790060 $1.684119 $1.364159 $2.278505 $2.012367 $1.662924 $1.489961	$1.931816 $1.946365 $2.094079 $1.718178 $1.502319 $1.790060 $1.684119 $1.364159 $2.278505 $2.012367 $1.662924	206,114.729 200,043.051 197,530.842 159,350.538 163,563.668 201,777.027 325,162.863 450,936.360 508,848.131 924,987.831 132,610.185
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.000540 $1.833024 $1.408682 $1.267286 $1.340066 $1.157925 $0.912395 $1.720380 $1.506227 $1.410366 $1.231954	$2.099729 $2.000540 $1.833024 $1.408682 $1.267286 $1.340066 $1.157925 $0.912395 $1.720380 $1.506227 $1.410366	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 85,220.827 591,863.983
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006 2005	$2.173134 $1.996020 $1.537808 $1.387204 $1.469877 $1.273661 $1.005909 $1.902647 $1.669256 $1.567795 $1.372516	$2.275825 $2.173134 $1.996020 $1.537808 $1.387204 $1.469877 $1.273661 $1.005909 $1.902647 $1.669256 $1.567795	634,132.657 704,499.901 817,934.192 934,853.609 1,029,006.964 266,480.531 778,558.995 1,297,217.583 1,771,350.618 1,770,893.369 709,148.560

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.635443 $1.519616 $1.146547 $0.993144 $0.950792 $0.855967 $0.722264 $1.236841 $1.197896 $1.039808	$1.633456 $1.635443 $1.519616 $1.146547 $0.993144 $0.950792 $0.855967 $0.722264 $1.236841 $1.197896	14,490,120.955 15,150,778.251 16,627,436.740 11,915,988.884 11,598,741.302 11,289,229.653 12,336,637.527 15,340,987.577 17,312,561.231 20,837,550.894
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.330745 $1.187087 $0.879919 $0.765726 $0.807891 $0.746965 $0.553250 $0.933656 $0.834587 $0.852963	$1.452676 $1.330745 $1.187087 $0.879919 $0.765726 $0.807891 $0.746965 $0.553250 $0.933656 $0.834587	3,437,250.104 5,179,896.132 5,623,023.484 6,408,459.503 8,153,164.222 8,280,002.492 9,022,306.720 8,912,936.544 10,599,945.872 12,204,222.554
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.982886 $1.803440 $1.398505 $1.222909 $1.277401 $1.109404 $0.831633 $1.473743 $1.275926 $1.162724	$1.960735 $1.982886 $1.803440 $1.398505 $1.222909 $1.277401 $1.109404 $0.831633 $1.473743 $1.275926	33,764,980.807 43,059,534.788 44,392,956.545 45,576,363.297 49,924,165.939 55,584,926.023 61,139,525.508 66,847,613.935 71,846,496.982 76,703,204.205
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.773105 $1.659832 $1.318619 $1.144045 $1.154180 $1.019922 $0.797426 $1.416129 $1.420132 $1.202448	$1.672038 $1.773105 $1.659832 $1.318619 $1.144045 $1.154180 $1.019922 $0.797426 $1.416129 $1.420132	6,535,887.142 8,451,343.280 9,927,247.497 11,324,957.904 14,918,730.359 15,812,096.324 16,251,928.103 18,646,635.797 22,010,012.822 26,679,399.313
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.388663 $1.270284 $0.948503 $0.842013 $0.855314 $0.701231 $0.556480 $1.072563 $0.860003 $0.819443	$1.461882 $1.388663 $1.270284 $0.948503 $0.842013 $0.855314 $0.701231 $0.556480 $1.072563 $0.860003	6,677,843.655 8,751,541.803 9,548,712.859 10,428,300.887 13,185,540.517 12,688,296.605 11,232,669.527 13,937,613.347 16,871,551.553 14,293,598.996
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.333280 $1.209447 $0.892974 $0.760017 $0.756872 $0.622473 $0.434570 $0.983762 $0.812890 $0.785264	$1.383086 $1.333280 $1.209447 $0.892974 $0.760017 $0.756872 $0.622473 $0.434570 $0.983762 $0.812890	17,624.477 21,579.553 21,705.499 27,136.442 34,777.357 36,500.724 124,501.668 142,945.602 162,170.391 137,401.905

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.280512 $3.141854 $2.348232 $2.081674 $2.371228 $1.872854 $1.360897 $2.288481 $2.015076 $1.820440	$3.177820 $3.280512 $3.141854 $2.348232 $2.081674 $2.371228 $1.872854 $1.360897 $2.288481 $2.015076	18,482,847.566 24,608,524.228 26,643,353.268 28,615,014.991 31,848,426.515 36,234,535.730 40,024,858.605 48,803,422.395 58,958,293.386 67,387,243.783
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.163329 $2.062537 $1.608870 $1.285903 $1.435540 $1.153874 $0.745622 $1.554448 $1.497211 $1.310560	$2.062340 $2.163329 $2.062537 $1.608870 $1.285903 $1.435540 $1.153874 $0.745622 $1.554448 $1.497211	11,362,459.380 14,740,223.321 16,598,124.855 15,151,077.273 16,622,222.693 17,147,264.984 19,513,547.212 22,019,187.375 28,180,028.132 31,937,469.113
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.286048 $1.248360 $1.112603 $1.003030 $0.994830 $0.896617 $0.671488 $0.969437 $1.000000	$1.177078 $1.286048 $1.248360 $1.112603 $1.003030 $0.994830 $0.896617 $0.671488 $0.969437	8,997,538.842 13,348,949.774 14,904,576.808 18,112,671.912 20,812,552.571 13,168,895.136 10,220,074.678 4,313,097.567 2,115,795.700
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.184412 $1.122806 $0.888968 $0.790262 $0.810942 $0.740603 $0.596665 $0.963492 $1.000000	$1.108754 $1.184412 $1.122806 $0.888968 $0.790262 $0.810942 $0.740603 $0.596665 $0.963492	2,632,298.284 4,439,853.750 5,085,858.000 5,819,813.701 7,381,543.219 5,798,387.717 4,620,400.233 3,127,340.112 2,063,291.486
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.412186 $1.325774 $0.963057 $1.000000	$1.456690 $1.412186 $1.325774 $0.963057	1,087,977.217 1,504,974.561 1,598,490.199 1,741,310.875
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.375210 $1.3612695 $1.000243 $0.863392 $0.907557 $0.861770 $0.592358 $1.250803 $1.253207 $1.126766	$1.209917 $1.375210 $1.312695 $1.000243 $0.863392 $0.907557 $0.861770 $0.592358 $1.250803 $1.253207	4,931,511.441 6,849,515.051 7,342,502.484 8,278,050.809 10,453,150.189 12,045,107.917 14,072,620.473 14,847,837.227 19,990,993.190 23,945,774.843

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.125125 $1.017953 $0.782899 $0.679643 $0.701749 $0.567737 $0.399149 $0.722030 $0.602328 $0.539817	$1.149687 $1.125125 $1.017953 $0.782899 $0.679643 $0.701749 $0.567737 $0.399149 $0.722030 $0.602328	3,974,636.525 4,911,296.905 5,303,039.570 5,850,004.401 7,500,468.414 9,258,898.301 9,896,647.643 11,429,749.527 15,426,518.420 11,543,119.137
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.897588 $0.850431 $0.674291 $0.571330 $0.674525 $0.592948 $0.438223 $0.806356 $0.748812 $0.644742	$0.861504 $0.897588 $0.850431 $0.674291 $0.571330 $0.674525 $0.592948 $0.438223 $0.806356 $0.748812	6,862,567.776 9,913,284.948 11,042,629.186 13,498,040.319 17,516,007.806 20,314,628.251 20,429,840.558 19,165,087.618 19,799,342.824 19,170,143.256
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date December 31, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.066364 $1.935092 $1.561949 $1.431772 $1.498603 $1.319144 $1.007811 $1.419475 $1.345127 $1.187087	$1.959720 $2.066364 $1.935092 $1.561949 $1.431772 $1.498603 $1.319144 $1.007811 $1.419475 $1.345127	25,554.427 58,431.915 81,836.881 89,397.854 96,627.596 128,923.612 142,985.309 166,095.257 285,800.990 367,775.683
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.020010 $2.217519 $1.594598 $1.339509 $1.519723 $1.135251 $0.707617 $1.188222 $1.180187 $1.061215	$1.946490 $2.020010 $2.217519 $1.594598 $1.339509 $1.519723 $1.135251 $0.707617 $1.188222 $1.180187	3,840,812.320 5,630,552.004 6,844,406.316 8,032,792.725 9,999,053.356 10,361,432.940 9,651,130.235 7,779,945.454 9,801,074.517 12,011,070.700
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.697276 $1.592426 $1.361906 $1.246795 $1.246334 $1.154449 $0.995840 $1.301938 $1.272166 $1.157309	$1.661689 $1.697276 $1.592426 $1.361906 $1.246795 $1.246334 $1.154449 $0.995840 $1.301938 $1.272166	10,438,222.753 13,915,431.041 15,670,094.492 17,000,013.230 20,857,633.126 22,464,952.548 26,451,848.070 26,519,972.298 31,485,734.828 32,840,900.068
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.980718 $1.120673 $0.925467 $0.794945 $0.903305 $0.846164 $0.627021 $1.068021 $1.000000	$0.903045 $0.980718 $1.120673 $0.925467 $0.794945 $0.903305 $0.846164 $0.627021 $1.068021	6,505,898.028 10,714,741.236 11,721,686.670 14,209,371.721 17,130,197.527 16,888,673.812 16,704,737.852 10,897,639.268 5,367,324.120

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.624746 $1.563014 $1.480866 $1.416913 $1.413194 $1.313104 $1.015596 $1.633852 $1.398675 $1.280730	$1.598736 $1.624746 $1.563014 $1.480866 $1.416913 $1.413194 $1.313104 $1.015596 $1.633852 $1.398675	5,103,388.509 6,327,533.930 6,169,074.594 6,206,331.237 7,010,416.430 8,489,785.532 9,743,473.817 10,548,233.660 12,866,146.383 13,038,813.957
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.002596 $1.955855 $1.863261 $1.612266 $1.562668 $1.411341 $0.973401 $1.321554 $1.317726 $1.206061	$1.888754 $2.002596 $1.955855 $1.863261 $1.612266 $1.562668 $1.411341 $0.973401 $1.321554 $1.317726	13,844,399.964 17,148,106.266 20,238,998.918 23,194,900.492 21,429,589.905 22,756,331.149 27,302,386.481 20,247,706.761 24,759,698.866 28,907,418.787
TA Aegon Government Money Market - Initial Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.330892 $1.351447 $1.372316 $1.393622 $1.415097 $1.436968 $1.457374 $1.445445 $1.397684 $1.355166	$1.310646 $1.330892 $1.351447 $1.372316 $1.393622 $1.415097 $1.436968 $1.457374 $1.445445 $1.397684	34,126,355.332 32,873,403.453 37,792,876.962 41,944,551.870 48,866,691.955 53,684,897.329 57,633,797.839 91,391,303.324 45,820,799.583 33,319,344.615
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.972284 $1.913769 $1.987869 $1.920079 $1.811946 $1.762437 $1.713214 $1.616019 $1.547592 $1.521732	$1.944097 $1.972284 $1.913769 $1.987869 $1.920079 $1.811946 $1.762437 $1.713214 $1.616019 $1.547592	10,321,353.445 13,332,783.099 12,652,466.195 17,642,246.055 19,269,005.216 20,764,674.065 22,535,337.271 27,986,392.524 16,460,617.106 17,248,608.435
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.304063 $1.268199 $1.320708 $1.279064 $1.210634 $1.179574 $1.149598 $1.086878 $1.043482 $1.028154	$1.281906 $1.304063 $1.268199 $1.320708 $1.279064 $1.210634 $1.179574 $1.149598 $1.086878 $1.043482	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.630876 $1.620689 $1.504875 $1.422211 $1.406840 $1.311504 $1.063539 $1.370333 $1.308178 $1.213762	$1.574557 $1.630876 $1.620689 $1.504875 $1.422211 $1.406840 $1.311504 $1.063539 $1.370333 $1.308178	39,718,454.893 47,647,231.963 60,252,577.007 72,975,793.570 85,776,304.179 88,315,307.993 99,394,711.108 108,764,395.724 95,095,787.425 83,507,883.515

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.745847 $1.725805 $1.382019 $1.246526 $1.338317 $1.182285 $0.924844 $1.555945 $1.466466 $1.287977	$1.686002 $1.745847 $1.725805 $1.382019 $1.246526 $1.338317 $1.182285 $0.924844 $1.555945 $1.466466	65,662,302.479 83,885,060.819 91,237,315.481 91,749,039.190 104,265,013.098 117,065,850.291 123,847,691.782 129,105,459.406 147,992,055.676 146,988,123.316
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.720559 $1.700197 $1.521178 $1.411685 $1.425170 $1.311197 $1.053395 $1.444964 $1.359333 $1.238214	$1.656562 $1.720559 $1.700197 $1.521178 $1.411685 $1.425170 $1.311197 $1.053395 $1.444964 $1.359333	107,595,778.231 135,661,913.152 151,752,034.628 165,120,320.892 177,428,171.444 197,310,450.182 222,083,583.313 236,707,541.213 264,584,613.583 272,538,155.012
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.752190 $1.734724 $1.475604 $1.354407 $1.403599 $1.264418 $1.001893 $1.513286 $1.425519 $1.271629	$1.686911 $1.752190 $1.734724 $1.475604 $1.354407 $1.403599 $1.264418 $1.001893 $1.513286 $1.425519	142,801,177.190 177,927,906.605 190,938,328.690 208,547,543.153 223,537,298.210 248,589,493.199 274,301,230.202 292,137,936.061 337,111,842.009 365,510,904.204
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.231428 $2.020167 $1.575106 $1.431801 $1.415251 $1.301266 $1.159255 $1.780789 $1.728379 $1.501085	$2.118380 $2.231428 $2.020167 $1.575106 $1.431801 $1.415251 $1.301266 $1.159255 $1.780789 $1.728379	46,225,449.343 58,931,577.175 62,819,399.889 68,576,591.884 74,669,912.434 82,725,159.579 48,575,817.522 17,143,799.115 19,523,044.041 21,707,735.090
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.392054 $1.345425 $1.216138 $1.122662 $1.098884 $1.003130 $0.993363	$1.369106 $1.392054 $1.345425 $1.216138 $1.122662 $1.098884 $1.003130	17,996,845.182 20,241,850.322 20,447,210.437 15,986,115.620 12,502,531.689 8,436,376.776 246,689.620
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.599253 $2.324264 $2.271788 $1.842018 $1.984355 $1.742145 $1.326025 $2.337148 $2.544168 $1.815856	$2.544176 $2.599253 $2.324264 $2.271788 $1.842018 $1.984355 $1.742145 $1.326025 $2.337148 $2.544168	7,409,026.038 9,011,687.609 9,220,188.062 9,535,963.071 9,845,953.792 10,325,442.075 11,302,486.735 12,259,260.888 16,019,541.039 22,174,518.028

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.041384 $1.065927 $0.962486 $0.869011 $0.954359 $0.879106 $0.690284 $1.100802 $1.030435 $1.000000	$1.006151 $1.041384 $1.065927 $0.962486 $0.869011 $0.954359 $0.879106 $0.690284 $1.100802 $1.030435	3,074,531.558 3,348,170.361 3,869,247.958 3,570,099.835 2,977,193.352 3,187,115.145 3,595,582.991 2,459,698.107 2,428,986.547 600,831.794
TA Janus Mid-Cap Growth - Initial Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.435162 $1.457195 $1.063501 $0.990155 $1.077792 $0.817385 $0.516977 $0.977513 $0.810185 $0.748559	$1.342143 $1.435162 $1.457195 $1.063501 $0.990155 $1.077792 $0.817385 $0.516977 $0.977513 $0.810185	16,886,101.852 23,470,847.229 24,787,445.258 27,502,791.538 29,447,153.495 13,833,114.588 12,417,843.198 11,288,564.129 13,997,001.773 14,578,059.162
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.544816 $1.426703 $1.052131 $0.922975 $0.943190 $0.853189 $0.614465 $0.990644 $0.902202 $0.898512	$1.694692 $1.544816 $1.426703 $1.052131 $0.922975 $0.943190 $0.853189 $0.614465 $0.990644 $0.902202	29,309,303.894 38,804,398.040 40,354,622.607 42,949,001.982 45,396,032.262 52,357,241.585 9,892,342.618 7,600,454.019 8,310,955.829 10,594,640.901
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.545029 $2.263399 $1.734465 $1.513943 $1.526082 $1.345531 $1.054397 $1.709194 $1.660482 $1.462270	$2.504333 $2.545029 $2.263399 $1.734465 $1.513943 $1.526082 $1.345531 $1.054397 $1.709194 $1.660482	13,186,465.706 14,029,004.248 12,554,202.213 11,433,369.698 9,935,887.763 14,944,913.076 18,493,168.655 14,888,450.218 18,481,557.180 25,764,288.219
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.165064 $1.912054 $1.476936 $1.247505 $1.245265 $1.029587 $0.985157	$2.069369 $2.165064 $1.912054 $1.476936 $1.247505 $1.245265 $1.029587	7,111,033.592 8,423,517.710 7,411,344.238 4,434,938.671 3,469,591.395 1,992,607.122 15,768.131
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.160456 $1.086300 $1.008581 $1.000000	$1.119013 $1.160456 $1.086300 $1.008581	1,014,097.890 1,000,621.795 210,096.195 105,644.722
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.217153 $1.142576 $1.003629 $1.000000	$1.163222 $1.217153 $1.142576 $1.003629	682,339.336 404,977.617 291,753.562 195,516.459

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009	$1.308226 $1.270692 $1.158006 $1.084947 $1.085798 $0.996117 $0.991642	$1.265457 $1.308226 $1.270692 $1.158006 $1.084947 $1.085798 $0.996117	6,896,952.118 7,532,264.710 5,333,478.375 2,870,291.639 545,326.022 310,278.291 173,654.502
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.258309 $1.214174 $1.147291 $1.092843 $1.075590 $0.998190 $0.999958	$1.230576 $1.258309 $1.214174 $1.147291 $1.092843 $1.075590 $0.998190	3,578,192.424 2,482,223.696 1,668,993.846 1,716,961.940 284,009.631 0.000 2,988.346
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009	$1.424171 $1.391012 $1.189222 $1.082656 $1.112020 $0.999308 $0.988772	$1.353141 $1.424171 $1.391012 $1.189222 $1.082656 $1.112020 $0.999308	7,711,998.495 13,330,723.535 3,931,568.560 1,563,535.398 567,103.422 434,269.758 17,990.600
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.185044 $1.113805 $0.989610 $1.000000	$1.129126 $1.185044 $1.113805 $0.989610	910,428.528 1,347,403.607 1,270,619.912 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.347272 $1.442818 $1.240712 $1.031495 $1.164590 $1.070292 $0.819162 $1.285611 $1.196166 $0.986968	$1.327723 $1.347272 $1.442818 $1.240712 $1.031495 $1.164590 $1.070292 $0.819162 $1.285611 $1.196166	18,887,681.558 20,922,249.790 22,515,280.144 21,120,188.473 22,736,799.361 24,317,778.748 27,384,443.068 30,471,257.417 37,240,562.830 42,369,741.268
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.085175 $1.997569 $1.368303 $1.202638 $1.296542 $1.033151 $0.820246 $1.309050 $1.315813 $1.127017	$2.295389 $2.085175 $1.997569 $1.368303 $1.202638 $1.296542 $1.033151 $0.820246 $1.309050 $1.315813	14,077,121.574 17,650,330.474 18,923,561.152 21,517,587.805 23,127,320.876 24,187,428.034 26,153,442.034 31,593,824.691 41,255,497.566 47,641,048.816
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.148813 $1.969262 $1.693398 $1.527762 $1.491197 $1.220025 $0.980965 $1.473732 $1.317444 $1.225959	$2.120558 $2.148813 $1.969262 $1.693398 $1.527762 $1.491197 $1.220025 $0.980965 $1.473732 $1.317444	12,506,818.013 11,665,360.225 10,753,003.661 8,665,215.661 7,262,614.093 6,637,810.583 7,236,997.568 6,714,803.400 7,683,275.491 8,337,705.904
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date September 17, 2012	2015 2014 2013 2012	$1.160991 $1.093367 $0.992710 $1.000000	$1.114158 $1.160991 $1.093367 $0.992710	1,128,045.761 860,130.045 766,964.597 271,523.564

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date September 17, 2012	2015 2014 2013 2012	$1.135254 $1.060353 $0.995588 $1.000000	$1.094704 $1.135254 $1.060353 $0.995588	1,567,611.215 1,931,829.664 1,324,092.721 313,394.004
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date September 17, 2012	2015 2014 2013 2012	$1.190067 $1.135885 $0.987536 $1.000000	$1.131398 $1.190067 $1.135885 $0.987536	317,816.738 268,669.317 248,264.733 137,033.323
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.568870 $1.522055 $1.586028 $1.497669 $1.431103 $1.355748 $1.186501 $1.239554 $1.155465 $1.125921	$1.555582 $1.568870 $1.522055 $1.586028 $1.497669 $1.431103 $1.355748 $1.186501 $1.239554 $1.155465	54,771,779.394 63,968,860.691 75,374,410.168 92,053,021.339 98,472,345.601 109,546,622.600 114,517,983.038 85,050,133.864 82,921,659.432 81,603,582.485
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.094892 $1.073158 $1.017816 $1.000000	$1.052728 $1.094892 $1.073158 $1.017816	2,522,782.539 3,066,578.172 651,806.406 975,265.286
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.138069 $1.115373 $1.019352 $1.004928	$1.072760 $1.138069 $1.115373 $1.019352	2,191,125.122 2,858,965.941 2,119,621.308 673,212.019
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.193369 $1.173998 $1.023287 $0.982260	$1.098356 $1.193369 $1.173998 $1.023287	1,966,468.909 2,704,616.607 2,148,746.500 3,005,733.287
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$10.394138 $10.031107 $7.472625 $6.520569 $6.802210 $5.296667 $3.755780 $6.450269 $5.251546 $4.517208	$9.978301 $10.394138 $10.031107 $7.472625 $6.520569 $6.802210 $5.296667 $3.755780 $6.450269 $5.251546	364,434.258 510,029.507 642,629.283 710,004.618 815,085.455 905,661.017 1,011,550.201 1,276,056.687 1,495,391.256 2,413,935.419
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.887462 $1.798902 $1.267967 $1.113058 $1.111455 $0.839620 $0.614725 $0.979320 $0.907388 $0.889508	$1.903885 $1.887462 $1.798902 $1.267967 $1.113058 $1.111455 $0.839620 $0.614725 $0.979320 $0.907388	21,146,138.674 25,081,696.863 27,815,094.375 26,751,184.339 27,680,682.853 28,437,572.871 30,066,170.494 34,993,387.750 40,513,470.983 50,746,762.402
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$5.534397 $5.109467 $3.898286 $3.380002 $3.511899 $2.992576 $2.089912 $3.664610 $3.406631 $3.135303	$5.364158 $5.534397 $5.109467 $3.898286 $3.380002 $3.511899 $2.992576 $2.089912 $3.664610 $3.406631	7,010,985.997 8,812,475.384 9,490,998.576 10,202,220.440 11,103,550.460 11,489,787.584 13,327,503.364 2,883,827.840 3,181,740.218 4,491,348.471

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.041273 $2.186269 $1.785505 $1.553147 $1.840235 $1.722687 $1.389689 $2.307306 $2.026974 $1.666550	$2.036577 $2.041273 $2.186269 $1.785505 $1.553147 $1.840235 $1.722687 $1.389689 $2.307306 $2.026974	10,563,433.347 12,422,702.526 12,590,835.191 11,812,553.554 12,918,777.143 13,924,017.030 17,104,277.051 20,317,024.762 24,539,913.328 25,122,245.476
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.264269 $1.155555 $0.885855 $0.794965 $0.838555 $0.722797 $0.568132 $1.068609 $0.933273 $0.871749	$1.330223 $1.264269 $1.155555 $0.885855 $0.794965 $0.838555 $0.722797 $0.568132 $1.068609 $0.933273	44,045,913.853 54,978,330.017 60,260,941.308 67,108,046.625 77,461,596.837 44,165,776.368 50,629,748.616 61,389,145.381 66,825,347.326 93,299,479.941

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991 $1.000000	$1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991	4,825,603.021 4,966,720.178 4,652,404.638 4,243,178.264 4,358,126.163 3,176,084.209 1,834,244.097 4,854.267
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.646494 $1.529132 $1.153153 $0.998373 $0.955329 $0.859625 $0.724993 $1.240900 $1.201232 $1.042190	$1.645299 $1.646494 $1.529132 $1.153153 $0.998373 $0.955329 $0.859625 $0.724993 $1.240900 $1.201232	12,376,305.046 14,243,313.248 14,804,940.290 12,903,720.920 11,915,848.073 11,575,794.661 12,260,215.305 13,829,092.150 17,541,902.338 20,776,931.762
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.339730 $1.194513 $0.884994 $0.769766 $0.811761 $0.750174 $0.555356 $0.936742 $0.836930 $0.854933	$1.463217 $1.339730 $1.194513 $0.884994 $0.769766 $0.811761 $0.750174 $0.555356 $0.936742 $0.836930	4,011,701.405 4,649,733.159 5,124,582.336 5,643,180.953 6,668,114.227 6,073,999.550 6,080,832.422 6,029,469.456 6,654,184.993 8,634,773.055
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165 $0.989782	$1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165	17,827,559.189 17,037,747.923 15,903,574.654 12,129,840.585 11,002,812.595 5,888,366.869 342,751.375

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876 $1.000903	$1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876	6,132,405.228 6,440,570.894 6,669,357.840 6,723,163.334 4,335,253.677 1,758,795.251 150,622.372
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022 $0.986485	$1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022	7,740,910.774 8,081,324.968 6,864,086.527 5,880,491.065 3,905,538.641 2,225,606.298 28,512.540
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415 $0.986806	$1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415	4,118,036.699 4,029,090.306 3,792,028.972 3,289,417.936 2,221,314.046 1,691,024.699 17,907.186
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.155097 $1.207941 $1.010962 $0.872941 $1.032876 $0.980531 $0.982915	$1.083310 $1.155097 $1.207941 $1.010962 $0.872941 $1.032876 $0.980531	6,966,445.996 5,373,268.899 4,861,526.222 4,196,512.257 3,081,847.882 1,913,942.901 36,301.797
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606 $1.000000	$1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606	11,232,778.225 11,108,366.632 9,811,787.157 8,677,473.265 7,118,121.215 4,652,314.477 3,276,384.444 506,583.145
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.375776 $2.157911 $1.673956 $1.463049 $1.527482 $1.325944 $0.993465 $1.759659 $1.522722 $1.386943	$2.350388 $2.375776 $2.159711 $1.673956 $1.463049 $1.527482 $1.325944 $0.993465 $1.759659 $1.522722	16,219,844.744 19,762,472.400 19,043,058.702 19,064,067.062 18,864,025.723 19,352,445.444 18,686,857.250 20,363,663.863 23,269,209.997 26,629,871.908
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.652718 $1.546381 $1.227884 $1.064793 $1.073705 $0.948336 $0.741092 $1.315429 $1.318490 $1.115838	$1.559278 $1.652718 $1.546381 $1.227884 $1.064793 $1.073705 $0.948336 $0.741092 $1.315429 $1.318490	4,534,533.589 5,750,875.991 6,554,170.029 7,217,321.341 8,869,225.071 8,703,300.422 8,720,273.355 10,132,976.464 12,605,279.260 15,840,155.328

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.398090 $1.278281 $0.954001 $0.846465 $0.859417 $0.704251 $0.558594 $1.076102 $0.862415 $0.821333	$1.472532 $1.398090 $1.278281 $0.954001 $0.846465 $0.859417 $0.704251 $0.558594 $1.076102 $0.862415	4,126,778.140 4,907,475.220 5,602,902.209 6,129,997.107 7,894,455.150 6,485,080.290 5,776,561.722 6,494,918.719 8,217,782.687 8,000,489.513
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.717833 $1.557508 $1.149391 $0.977781 $0.973264 $0.800043 $0.558254 $1.263124 $1.043217 $1.007259	$1.782883 $1.717833 $1.557508 $1.149391 $0.977781 $0.973264 $0.800043 $0.558254 $1.263124 $1.043217	589,243.550 648,763.236 787,956.392 846,571.265 1,001,261.435 1,160,526.601 1,241,073.854 1,369,677.768 1,710,519.971 1,993,001.368
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.206887 $3.069829 $2.293268 $2.031945 $2.313438 $1.826305 $1.326417 $2.229383 $1.962071 $1.771680	$3.108034 $3.206887 $3.069829 $2.293268 $2.031945 $2.313438 $1.826305 $1.326417 $2.229383 $1.962071	11,824,398.038 13,939,967.682 14,999,794.230 14,968,433.524 16,543,612.315 18,217,206.864 18,842,595.591 21,517,584.774 26,692,689.680 32,477,599.946
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.176892 $2.074441 $1.617356 $1.292052 $1.441694 $1.158245 $0.748075 $1.558794 $1.500649 $1.312926	$2.076295 $2.176892 $2.074441 $1.617356 $1.292052 $1.441694 $1.158245 $0.748075 $1.558794 $1.500649	5,745,199.134 6,468,089.786 6,960,925.398 5,112,909.620 4,962,833.155 5,180,243.294 5,048,353.346 5,006,840.688 6,603,029.447 6,929,838.747
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.852360 $1.832517 $1.506093 $1.329378 $1.374241 $1.267151 $0.990309 $1.000000	$1.708574 $1.852360 $1.832517 $1.506093 $1.329378 $1.374241 $1.267151 $0.990309	5,967,946.251 8,570,615.112 10,014,344.474 10,608,245.203 10,591,618.060 8,192,991.354 3,962,360.580 117,705.756
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.290946 $1.252502 $1.115734 $1.005351 $0.996636 $0.897800 $0.672044 $0.969756 $1.000000	$1.182143 $1.290946 $1.252502 $1.115734 $1.005351 $0.996636 $0.897800 $0.672044 $0.969756	8,867,391.227 10,736,196.854 11,572,097.747 13,125,725.645 13,351,180.746 7,819,838.498 5,134,949.174 2,245,505.680 785,173.699

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.188922 $1.126523 $0.891475 $0.792094 $0.812424 $0.741580 $0.597154 $0.963806 $1.000000	$1.113519 $1.188922 $1.126523 $0.891475 $0.792094 $0.812424 $0.741580 $0.597154 $0.963806	2,336,032.316 3,269,606.847 3,438,047.473 4,313,421.665 5,393,707.555 4,402,885.407 2,628,590.852 1,566,042.343 1,002,853.368
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804 $0.988814	$1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804	2,896,168.178 3,325,650.745 2,951,776.116 2,619,636.167 1,967,086.227 715,680.337 2,605.961
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.414030 $1.326854 $0.963374 $1.000000	$1.459309 $1.414030 $1.326854 $0.963374	312,368.187 406,551.184 417,775.623 462,168.954
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.383838 $1.320284 $1.005530 $0.867529 $0.911460 $0.865048 $0.594311 $1.254298 $1.256087 $1.128805	$1.218110 $1.383838 $1.320284 $1.005530 $0.867529 $0.911460 $0.865048 $0.594311 $1.254298 $1.256087	1,107,857.969 1,465,008.763 1,525,601.811 1,763,551.537 2,298,099.851 2,491,022.913 2,302,655.816 2,218,596.863 2,999,816.931 3,436,577.878
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.983007 $1.793227 $1.378468 $1.196068 $1.234365 $0.998153 $0.701396 $1.268144 $1.057376 $0.947165	$2.027298 $1.983007 $1.793227 $1.378468 $1.196068 $1.234365 $0.998153 $0.701396 $1.268144 $1.057376	1,264,978.043 1,630,499.366 1,871,719.752 2,066,071.319 2,770,633.806 2,865,041.474 3,398,124.257 4,114,689.451 5,264,274.983 4,458,367.003
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.116413 $1.057240 $0.837856 $0.709560 $0.837304 $0.735679 $0.543445 $0.999477 $0.927683 $0.798359	$1.072054 $1.116413 $1.057240 $0.837856 $0.709560 $0.837304 $0.735679 $0.543445 $0.999477 $0.927683	4,410,390.903 5,506,393.655 6,158,557.884 6,943,163.234 8,995,800.714 9,051,516.019 9,041,165.400 8,386,827.941 10,186,109.410 10,746,902.560
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date December 31, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.089872 $1.956141 $1.578171 $1.445927 $1.512686 $1.330883 $1.016285 $1.430694 $1.355083 $1.195287	$1.983001 $2.089872 $1.956141 $1.578171 $1.445927 $1.512686 $1.330883 $1.016285 $1.430694 $1.355083	318,470.562 336,614.945 383,428.804 414,383.010 429,328.072 449,469.489 514,013.861 589,540.575 783,225.891 892,776.255

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.032692 $2.230349 $1.603039 $1.345938 $1.526253 $1.139562 $0.709950 $1.191553 $1.182905 $1.063134	$1.959687 $2.032692 $2.230349 $1.603039 $1.345938 $1.526253 $1.139562 $0.709950 $1.191553 $1.182905	3,419,936.919 4,100,708.333 4,916,207.706 5,483,321.332 6,298,081.037 5,352,663.651 3,466,326.583 1,891,304.781 2,305,906.591 3,073,539.323
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.707944 $1.601644 $1.369109 $1.252772 $1.251683 $1.158823 $0.999117 $1.305576 $1.275094 $1.159404	$1.672954 $1.707944 $1.601644 $1.369109 $1.252772 $1.251683 $1.158823 $0.999117 $1.305576 $1.275094	3,289,075.628 3,937,613.577 4,500,628.847 4,938,016.602 5,955,705.991 5,722,814.265 5,457,285.240 6,021,309.293 4,751,401.524 5,513,174.164
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.984435 $1.124370 $0.928048 $0.796770 $0.904935 $0.847271 $0.627531 $1.068371 $1.000000	$0.906912 $0.984435 $1.124370 $0.928048 $0.796770 $0.904935 $0.847271 $0.627531 $1.068371	5,087,588.984 6,050,009.631 6,735,179.044 8,434,799.032 8,864,265.081 7,049,314.050 4,689,616.951 2,469,360.292 1,831,308.700
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.634956 $1.572065 $1.488696 $1.423702 $1.419261 $1.318102 $1.018964 $1.638459 $1.401918 $1.283056	$1.609577 $1.634956 $1.572065 $1.488696 $1.423702 $1.419261 $1.318102 $1.018964 $1.638459 $1.401918	1,384,190.957 1,492,715.637 1,668,563.363 1,781,767.195 2,013,971.586 2,044,909.202 2,388,619.773 2,426,293.993 2,923,711.330 2,899,859.736
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.638943 $1.578948 $1.499370 $1.438604 $1.436219 $1.335549 $1.033496 $1.665133 $1.428939 $1.310709	$1.607957 $1.638943 $1.578948 $1.499370 $1.438604 $1.436219 $1.335549 $1.033496 $1.665133 $1.428939	12,380,781.241 10,898,966.626 12,013,461.214 13,102,214.833 9,402,118.631 1,593,165.138 451,065.211 278,861.942 533,892.149 379,924.087
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.066151 $2.016924 $1.920489 $1.660953 $1.609061 $1.452521 $1.001309 $1.358779 $1.354161 $1.238819	$1.949661 $2.066151 $2.016924 $1.920489 $1.660953 $1.609061 $1.452521 $1.001309 $1.358779 $1.354161	5,332,714.253 7,162,324.328 8,227,093.768 8,887,173.431 8,694,449.322 9,012,921.282 10,131,493.043 8,343,191.028 9,388,999.114 11,734,179.833

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.907954 $1.869187 $1.784325 $1.546734 $1.501747 $1.358908 $0.939196 $1.279014 $1.276255 $1.171024	$1.798931 $1.907954 $1.869187 $1.784325 $1.546734 $1.501747 $1.358908 $0.939196 $1.279014 $1.276255	4,601,970.768 5,013,018.618 11,602,496.868 11,913,250.882 4,612,663.846 3,075,773.200 2,185,947.989 287,355.118 457,397.140 417,147.499
TA Aegon Government Money Market - Initial Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.994891 $1.009799 $1.024875 $1.040284 $1.055804 $1.071558 $1.086255 $1.076827 $1.040732 $1.008571	$0.980263 $0.994891 $1.009799 $1.024875 $1.040284 $1.055804 $1.071558 $1.086255 $1.076827 $1.040732	18,098,962.792 14,280,254.036 16,144,521.446 16,646,481.033 21,118,569.618 23,254,199.285 25,985,405.325 49,732,767.366 28,125,928.235 20,811,556.153
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.975221 $0.989809 $1.004609 $1.019683 $1.034921 $1.050379 $1.066018 $1.059141 $1.026204 $0.996971	$0.960881 $0.975221 $0.989809 $1.004609 $1.019683 $1.034921 $1.050379 $1.066018 $1.059141 $1.026204	25,703,843.891 28,168,440.822 21,664,491.923 24,268,769.002 16,936,197.348 12,496,464.504 10,703,944.406 11,099,099.147 4,124,023.150 1,927,835.453
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.432024 $1.388848 $1.441919 $1.392059 $1.313015 $1.276501 $1.240250 $1.169318 $1.119249 $1.100013	$1.412253 $1.432024 $1.388848 $1.441919 $1.392059 $1.313015 $1.276501 $1.240250 $1.169318 $1.119249	5,608,528.487 6,981,907.472 6,966,003.984 9,323,332.303 9,955,312.417 12,648,176.151 14,015,304.875 15,633,526.548 13,273,335.805 15,204,645.337
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263 $1.014639	$1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263	7,935,793.804 7,555,340.870 8,209,499.262 21,082,939.214 12,062,214.950 11,418,895.108 5,877,174.025 1,885,897.901 361,297.493 336,762.250
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263 $1.014639	$1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263	3,203,430.969 2,669,537.732 2,931,963.249 12,172,762.330 17,082,804.780 10,844,525.758 16,654,125.738 28,331,587.997 1,088,666.718 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2015	$9.999592	$9.524294	105,751.234
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.641068 $1.630007 $1.512767 $1.428953 $1.412819 $1.316426 $1.067017 $1.374142 $1.311160 $1.215924	$1.585174 $1.641068 $1.630007 $1.512767 $1.428953 $1.412819 $1.316426 $1.067017 $1.374142 $1.311160	17,013,803.306 20,913,640.584 27,037,571.420 34,097,121.359 42,243,263.916 29,418,615.465 20,802,165.029 29,786,346.809 16,404,359.428 15,081,928.612
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.703198 $1.695703 $1.577709 $1.493988 $1.481436 $1.383227 $1.124040 $1.451655 $1.388212 $1.290949	$1.642046 $1.703198 $1.695703 $1.577709 $1.493988 $1.481436 $1.383227 $1.124040 $1.451655 $1.388212	23,866,848.969 29,314,956.576 31,219,151.445 34,024,509.325 29,334,853.713 23,188,548.413 18,443,406.477 11,452,726.544 8,449,744.689 6,351,575.848
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.756820 $1.735793 $1.389338 $1.252508 $1.344067 $1.186779 $0.927903 $1.560311 $1.469855 $1.290319	$1.697443 $1.756820 $1.735793 $1.389338 $1.252508 $1.344067 $1.186779 $0.927903 $1.560311 $1.469855	15,218,560.247 20,594,704.497 20,886,898.666 20,614,104.454 24,850,313.563 24,915,037.538 27,195,429.639 28,766,448.021 31,873,108.549 35,654,019.023
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.054290 $2.035490 $1.634649 $1.476365 $1.588963 $1.406723 $1.102193 $1.857109 $1.753024 $1.543443	$1.981080 $2.054290 $2.035490 $1.634649 $1.476365 $1.588963 $1.406723 $1.102193 $1.857109 $1.753024	9,772,228.559 11,407,215.717 12,530,245.389 13,288,249.416 12,904,068.069 12,814,566.186 10,548,426.746 8,786,173.859 13,352,178.114 11,986,808.749
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.731296 $1.709964 $1.529176 $1.418402 $1.431255 $1.316161 $1.056864 $1.449009 $1.362474 $1.240469	$1.667720 $1.731296 $1.709964 $1.529176 $1.418402 $1.431255 $1.316161 $1.056864 $1.449009 $1.362474	19,083,463.360 23,137,648.478 25,559,492.567 27,648,040.431 30,975,801.290 40,844,824.438 45,388,294.155 47,165,250.935 49,638,084.536 42,130,349.651

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.861964 $1.841824 $1.650977 $1.535934 $1.554379 $1.432464 $1.152124 $1.584543 $1.492972 $1.362531	$1.789020 $1.861964 $1.841824 $1.650977 $1.535934 $1.554379 $1.432464 $1.152124 $1.584543 $1.492972	96,107,928.996 103,364,563.712 110,159,842.926 100,654,700.638 82,472,299.174 65,246,320.198 48,632,341.782 31,297,395.827 33,014,876.373 26,062,949.981
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.763099 $1.744674 $1.483329 $1.360826 $1.409570 $1.269176 $1.005174 $1.517482 $1.428769 $1.273905	$1.698247 $1.763099 $1.744674 $1.483329 $1.360826 $1.409570 $1.269176 $1.005174 $1.517482 $1.428769	25,964,126.786 29,556,506.943 32,012,391.027 33,375,587.065 36,853,589.059 41,473,571.840 56,910,835.893 53,444,694.919 78,382,093.387 98,229,375.640
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.968581 $1.950369 $1.662940 $1.529364 $1.588408 $1.434311 $1.138519 $1.722889 $1.624969 $1.453499	$1.890619 $1.968581 $1.950369 $1.662940 $1.529364 $1.588408 $1.434311 $1.138519 $1.722889 $1.624969	105,798,041.121 116,164,186.817 128,909,064.489 124,349,434.801 117,749,510.606 113,505,579.652 100,183,906.392 74,147,987.482 72,667,354.335 49,669,964.984
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.027311 $1.834468 $1.429616 $1.298898 $1.283245 $1.179303 $1.050083 $1.612282 $1.564059 $1.357712	$1.925554 $2.027311 $1.834468 $1.429616 $1.298898 $1.283245 $1.179303 $1.050083 $1.612282 $1.564059	23,358,370.680 28,932,889.572 31,096,752.636 34,714,556.987 38,339,747.916 43,352,188.301 23,039,329.898 8,925,134.927 10,826,230.583 11,794,171.152
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.436357 $2.209209 $1.725844 $1.571597 $1.556876 $1.434601 $1.280515 $1.971298 $1.917627 $1.668938	$2.308371 $2.436357 $2.209209 $1.725844 $1.571597 $1.556876 $1.434601 $1.280515 $1.971298 $1.917627	6,165,367.848 6,888,466.023 6,934,456.529 6,439,929.341 4,693,027.263 3,873,506.055 1,363,494.337 665,750.433 750,652.143 614,761.786
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183 $1.000000	$1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183	54,607,473.478 59,908,595.114 61,597,978.179 63,404,565.105 56,581,753.707 33,542,967.877 4,602,981.694
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.908136 $9.998776	$9.427425 $9.908136	111,010.855 6,759.966
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.868224 $9.998776	$9.230789 $9.868224	434,065.700 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946 $1.000000	$1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946	48,709,765.491 54,398,626.904 51,074,814.429 43,129,840.553 24,446,774.302 11,903,808.679 1,621,280.990
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.615523 $2.337664 $2.283753 $1.850796 $1.992826 $1.748721 $1.330377 $2.343666 $2.550004 $1.819127	$2.561364 $2.615523 $2.337664 $2.283753 $1.850796 $1.992826 $1.748721 $1.330377 $2.343666 $2.550004	2,190,560.248 2,634,964.970 2,547,239.631 2,788,271.247 2,799,884.183 2,549,784.917 2,780,511.837 2,885,376.617 4,714,914.112 7,047,884.867
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.594954 $2.324820 $2.275322 $1.848023 $1.995615 $1.756760 $1.340633 $2.366536 $2.580481 $1.845522	$2.534309 $2.594954 $2.324820 $2.275322 $1.848023 $1.995615 $1.756760 $1.340633 $2.366536 $2.580481	2,946,666.711 3,194,236.516 3,066,099.248 2,821,345.907 2,137,194.645 1,194,819.376 499,997.796 350,357.465 506,071.765 276,287.445
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.045818 $1.069947 $0.965634 $0.871423 $0.956557 $0.880687 $0.691190 $1.101698 $1.03768 $1.000000	$1.010925 $1.045818 $1.069947 $0.965634 $0.871423 $0.956557 $0.880687 $0.691190 $1.101698 $1.03768	33,821,369.021 33,301,738.036 35,922,709.224 31,617,709.863 29,136,414.808 27,217,637.088 23,283,303.166 16,094,201.026 10,484,478.809 1,585,700.909
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842 $0.986575	$1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842	16,090,138.493 15,461,745.187 14,109,352.954 9,318,857.489 6,167,664.040 4,302,364.392 286,431.450
TA Janus Mid-Cap Growth - Initial Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.444861 $1.466320 $1.069631 $0.995363 $1.082927 $0.820868 $0.518920 $0.980707 $0.812430 $0.750266	$1.351877 $1.444861 $1.466320 $1.069631 $0.995363 $1.082927 $0.820868 $0.518920 $0.980707 $0.812430	7,374,737.307 10,617,554.124 10,713,096.208 12,043,196.607 13,462,121.005 7,443,102.303 7,923,902.251 8,039,656.982 9,702,800.654 10,867,545.320

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.492841 $2.536859 $1.854746 $1.730832 $1.887300 $1.434038 $0.909040 $1.722779 $1.430616 $1.324940	$2.326738 $2.492841 $2.536859 $1.854746 $1.730832 $1.887300 $1.434038 $0.909040 $1.722779 $1.430616	2,626,812.570 3,033,897.482 3,197,059.889 3,119,116.035 3,164,153.938 1,121,882.864 513,541.011 197,130.488 297,554.272 218,807.993
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.570661 $1.449854 $1.068677 $0.937031 $0.957074 $0.865311 $0.622889 $1.003725 $0.913667 $0.909482	$1.723901 $1.570661 $1.449854 $1.068677 $0.937031 $0.957074 $0.865311 $0.622889 $1.003725 $0.913667	15,914,983.932 19,398,755.645 18,695,950.580 20,278,955.529 22,444,136.628 25,019,131.107 4,224,866.239 3,291,965.700 3,895,632.629 6,143,163.712
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.441455 $2.257126 $1.668593 $1.467598 $1.501147 $1.360709 $0.981677 $1.584415 $1.445312 $1.443829	$2.672640 $2.441455 $2.257126 $1.668593 $1.467598 $1.501147 $1.360709 $0.981677 $1.584415 $1.445312	2,947,515.325 2,812,442.105 2,903,292.832 2,730,660.279 1,980,982.648 1,961,098.895 190,014.743 64,494.745 148,635.303 119,454.832
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.075685 $1.038815 $1.077338 $1.043947 $1.000000	$1.063340 $1.075685 $1.038815 $1.077338 $1.043947	4,641,188.489 4,701,243.399 4,822,188.592 4,299,515.063 3,205,251.506
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.651184 $1.467747 $1.124191 $0.980778 $0.988148 $0.870805 $0.682042 $1.105064 $1.073033 $0.944481	$1.625577 $1.651184 $1.467747 $1.124191 $0.980778 $0.988148 $0.870805 $0.682042 $1.105064 $1.073033	6,849,631.667 9,294,292.315 8,065,434.711 7,775,561.430 8,047,856.330 19,935,713.259 21,719,354.330 23,458,819.854 25,991,657.302 28,333,804.055
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.305105 $2.052898 $1.576937 $1.378801 $1.392839 $1.230896 $0.966132 $1.569625 $1.527577 $1.348625	$2.262981 $2.305105 $2.052898 $1.576937 $1.378801 $1.392839 $1.230896 $0.966132 $1.569625 $1.527577	1,283,659.900 1,437,171.927 1,364,575.122 933,859.331 457,048.385 365,258.779 66,701.703 56,845.273 99,229.463 91,489.060

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.170551 $1.915958 $1.479221 $1.248810 $1.245950 $1.029652 $0.985158	$2.075636 $2.170551 $1.915958 $1.479221 $1.248810 $1.245950 $1.029652	5,375,958.468 6,172,010.768 5,804,388.702 3,966,492.311 2,836,009.006 1,188,659.684 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.144360 $1.092888 $1.053540 $0.995114 $1.000000	$1.122920 $1.144360 $1.092888 $1.053540 $0.995114	15,038,163.461 14,639,186.420 15,863,209.080 12,456,648.148 3,272,895.640
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.161974 $1.087191 $1.008908 $1.000000	$1.121033 $1.161974 $1.087191 $1.008908	8,716,406.217 8,442,275.262 7,510,896.861 3,134,814.610
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.218749 $1.143507 $1.003956 $1.000000	$1.165325 $1.218749 $1.143507 $1.003956	9,664,269.576 7,705,330.926 5,286,958.173 1,616,834.461
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803 $1.000000	$1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803	52,250,894.838 55,158,671.166 54,296,022.488 38,483,093.656 23,295,906.340 9,725,817.279 13,554,185.023 131,550.356
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250 $0.999959	$1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250	10,439,815.444 10,824,234.430 10,228,169.582 8,605,627.676 3,537,223.547 1,073,755.591 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758 $1.000000	$1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758	74,324,647.134 83,628,438.825 76,066,311.071 54,244,131.719 43,631,049.916 35,148,257.392 17,391,617.912 2,012,269.671
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.186379 $1.114515 $0.989747 $1.000000	$1.130959 $1.186379 $1.114515 $0.989747	7,203,782.971 6,878,590.250 5,984,939.974 1,368,852.803
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.356328 $1.451799 $1.247826 $1.036898 $1.170113 $1.074829 $0.822222 $1.289772 $1.199432 $0.989186	$1.337305 $1.356328 $1.451799 $1.247826 $1.036898 $1.170113 $1.074829 $0.822222 $1.289772 $1.199432	6,889,555.136 7,476,582.648 8,094,704.378 7,572,170.019 7,915,581.638 7,839,779.450 8,835,238.392 9,927,631.557 12,629,031.781 14,370,679.553

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.098956 $2.252306 $1.941176 $1.616793 $1.827773 $1.681853 $1.290929 $2.032875 $1.895435 $1.565082	$2.062913 $2.098956 $2.252306 $1.941176 $1.616793 $1.827773 $1.681853 $1.290929 $2.032875 $1.895435	2,239,486.108 1,999,647.534 2,007,856.193 1,558,374.028 1,240,204.870 805,931.948 512,855.910 336,816.455 760,765.644 278,372.177
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.911596 $1.830377 $1.253160 $1.100883 $1.186252 $0.944805 $0.749723 $1.195923 $1.201509 $1.028611	$2.105354 $1.911596 $1.830377 $1.253160 $1.100883 $1.186252 $0.944805 $0.749723 $1.195923 $1.201509	10,045,937.328 12,724,904.965 13,203,159.780 14,008,411.715 15,656,224.943 17,053,736.139 19,322,912.370 22,482,142.428 27,029,333.627 33,633,358.867
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.543767 $2.440664 $1.675125 $1.475975 $1.593493 $1.272672 $1.012622 $1.619720 $1.631685 $1.399998	$2.793143 $2.543767 $2.440664 $1.675125 $1.475975 $1.593493 $1.272672 $1.012622 $1.619720 $1.631685	1,413,514.504 1,164,268.967 1,419,637.811 921,484.943 646,497.923 412,040.777 308,956.902 226,083.052 445,539.140 401,984.474
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.162256 $1.980601 $1.702306 $1.535039 $1.497561 $1.224632 $0.984186 $1.477848 $1.320483 $1.228162	$2.134873 $2.162256 $1.980601 $1.702306 $1.535039 $1.497561 $1.224632 $0.984186 $1.477848 $1.320483	2,715,803.959 2,824,140.569 2,777,079.529 2,827,219.379 1,857,775.776 1,601,979.951 1,516,297.817 947,895.453 1,031,736.339 1,097,974.688
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.192635 $2.014092 $1.736065 $1.567872 $1.533791 $1.256654 $1.012797 $1.524707 $1.365103 $1.274168	$2.158875 $2.192635 $2.014092 $1.736065 $1.567872 $1.533791 $1.256654 $1.012797 $1.524707 $1.365103	10,317,405.579 10,983,320.494 10,291,731.732 8,740,219.908 7,698,130.080 5,748,539.281 2,125,417.511 1,328,498.848 704,179.243 421,334.962
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.075969 $1.012797 $0.919103 $0.923880 $0.970792 $1.020671 $0.998162	$1.033083 $1.075969 $1.012797 $0.919103 $0.923880 $0.970792 $1.020671	11,786,276.367 11,741,540.681 11,434,206.717 7,826,328.936 7,354,858.586 5,339,433.969 174,804.927

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.026253 $0.958074 $0.899120 $0.898985 $0.986000 $1.022422 $0.997269	$0.990093 $1.026253 $0.958074 $0.899120 $0.898985 $0.986000 $1.022422	7,819,567.593 6,413,819.804 6,856,940.718 4,863,404.671 3,804,137.088 3,059,329.025 26,955.702
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.041082 $0.993201 $0.863059 $0.870065 $0.999152 $1.021338 $0.996400	$0.990242 $1.041082 $0.993201 $0.863059 $0.870065 $0.999152 $1.021338	8,338,175.618 7,628,748.362 7,441,990.919 5,300,746.806 4,965,305.872 3,023,113.324 174,362.523
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.578717 $1.530847 $1.594413 $1.504848 $1.437263 $1.360914 $1.190434 $1.243039 $1.158142 $1.127971	$1.566127 $1.578717 $1.530847 $1.594413 $1.504848 $1.437263 $1.360914 $1.190434 $1.243039 $1.158142	9,942,672.189 14,405,091.177 19,310,610.713 24,033,386.614 20,900,228.969 24,077,618.747 24,207,633.730 18,154,432.855 13,773,988.087 14,016,677.671
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.426917 $1.388085 $1.448972 $1.370456 $1.312870 $1.246128 $1.092698 $1.144309 $1.067572 $1.042889	$1.413105 $1.426917 $1.388085 $1.448972 $1.370456 $1.312870 $1.246128 $1.092698 $1.144309 $1.067572	30,122,010.074 32,727,805.445 36,532,339.353 37,646,728.713 25,225,114.819 17,309,040.532 6,838,365.294 1,726,062.601 1,297,631.325 1,538,811.734
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.013587 $0.995180 $1.116750 $1.066426 $1.000000	$0.969976 $1.013587 $0.995180 $1.116750 $1.066426	8,216,600.577 9,135,376.085 9,686,696.844 8,643,082.748 2,624,256.684
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345 $1.000000	$0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345	45,372,731.530 19,856,757.902 14,747,695.979 44,957,963.655 45,168,626.840 3,584,184.325 172,759.606
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.110358 $1.087784 $1.031189 $0.980272 $1.000000	$1.068120 $1.110358 $1.087784 $1.031189 $0.980272	11,339,413.622 13,634,729.520 15,290,846.487 12,682,093.880 7,436,026.896
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.145176 $1.121783 $1.024706 $0.960465 $1.000000	$1.079998 $1.145176 $1.121783 $1.024706 $0.960465	18,183,903.310 20,381,462.698 20,280,958.890 11,605,767.331 1,772,627.161

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.173747 $1.154131 $1.005469 $0.919864 $1.000000	$1.080833 $1.173747 $1.154131 $1.005469 $0.919864	24,297,339.107 26,088,700.763 24,235,190.533 16,635,454.489 9,805,060.739
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.248260 $3.133265 $2.332960 $2.034727 $2.121571 $1.651190 $1.170249 $2.008812 $1.634690 $1.405416	$3.119845 $3.248260 $3.133265 $2.332960 $2.034727 $2.121571 $1.651190 $1.170249 $2.008812 $1.634690	8,243,854.539 10,151,606.557 11,500,823.282 13,548,929.590 15,060,253.416 16,772,110.280 18,422,100.576 21,054,407.106 26,387,215.926 33,529,607.890
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008	$1.808991 $1.749794 $1.305548 $1.142030 $1.193232 $0.931271 $0.661472 $1.000000	$1.733541 $1.808991 $1.749794 $1.305548 $1.142030 $1.193232 $0.931271 $0.661472	4,441,355.460 5,082,479.179 5,431,274.354 4,506,246.143 4,006,526.416 2,527,108.191 700,801.303 42,873.725
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.386574 $2.273471 $1.601682 $1.405318 $1.402607 $1.059041 $0.774981 $1.234015 $1.142815 $1.119752	$2.408523 $2.386574 $2.273471 $1.601682 $1.405318 $1.402607 $1.059041 $0.774981 $1.234015 $1.142815	6,457,502.545 6,495,319.911 7,172,488.698 7,213,577.241 8,144,370.772 8,889,266.285 8,936,449.147 9,979,379.728 11,865,524.821 15,322,954.666
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.275219 $3.128977 $2.210107 $1.943843 $1.943542 $1.471490 $1.079705 $1.723339 $1.600870 $1.572316	$3.296353 $3.275219 $3.128977 $2.210107 $1.943843 $1.943542 $1.471490 $1.079705 $1.723339 $1.600870	3,683,946.638 3,759,695.896 3,965,198.631 3,151,007.829 2,467,702.802 1,519,465.114 714,925.002 362,239.770 541,949.910 804,035.563
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.009931 $1.854696 $1.414354 $1.225706 $1.272903 $1.084134 $0.756748 $1.326278 $1.232298 $1.133597	$1.949069 $2.009931 $1.854696 $1.414354 $1.225706 $1.272903 $1.084134 $0.756748 $1.326278 $1.232298	9,321,336.162 12,081,059.843 12,870,755.163 14,064,297.312 15,527,529.035 16,345,830.622 18,141,208.482 7,589,903.414 9,209,887.390 11,149,111.005

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.379174 $2.200387 $1.681660 $1.461177 $1.521607 $1.299201 $0.908899 $1.596299 $1.487354 $1.371602	$2.300979 $2.379174 $2.200387 $1.681660 $1.461177 $1.521607 $1.299201 $0.908899 $1.596299 $1.487354	1,519,428.082 1,746,569.158 2,039,041.532 1,504,643.571 1,322,334.352 989,003.337 768,079.928 172,819.039 212,110.806 156,391.062
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.399048 $1.497693 $1.222547 $1.062925 $1.258782 $1.177791 $0.949656 $1.575932 $1.383773 $1.137156	$1.396518 $1.399048 $1.497693 $1.222547 $1.062925 $1.258782 $1.177791 $0.949656 $1.575932 $1.383773	6,862,931.309 7,279,250.780 7,259,353.414 6,975,372.762 7,781,865.693 8,745,877.827 9,766,951.495 10,377,519.543 13,354,002.886 12,842,047.929
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.014574 $2.161065 $1.767918 $1.541241 $1.831042 $1.717602 $1.387180 $2.310106 $2.034237 $1.676063	$2.005435 $2.014574 $2.161065 $1.767918 $1.541241 $1.831042 $1.717602 $1.387180 $2.310106 $2.034237	2,363,393.171 1,270,041.222 1,275,903.820 1,235,381.256 1,068,306.135 976,999.975 745,245.758 737,860.075 1,104,968.644 636,702.239
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.646502 $1.504184 $1.152560 $1.033797 $1.089949 $0.939041 $0.737735 $1.386928 $1.210684 $1.130303	$1.733247 $1.646502 $1.504184 $1.152560 $1.033797 $1.089949 $0.939041 $0.737735 $1.386928 $1.210684	16,649,003.649 19,986,736.158 21,880,212.985 24,230,058.126 27,963,163.440 18,454,639.693 20,711,697.307 23,252,214.807 27,795,532.345 35,771,252.835
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.249285 $2.059879 $1.582325 $1.423142 $1.503523 $1.298972 $1.022880 $1.929018 $1.687384 $1.580157	$2.362526 $2.249285 $2.059879 $1.582325 $1.423142 $1.503523 $1.298972 $1.022880 $1.929018 $1.687384	3,235,431.096 3,121,744.065 3,284,124.214 3,021,605.083 3,060,237.164 1,001,287.112 1,018,724.145 956,446.038 1,638,941.455 1,587,729.572

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.668825 $1.548343 $1.166494 $1.008920 $0.964479 $0.867005 $0.730495 $1.249071 $1.207946 $1.046993	$1.669260 $1.668825 $1.548343 $1.166494 $1.008920 $0.964479 $0.867005 $0.730495 $1.249071 $1.207946	1,045,668.262 1,256,841.218 1,153,016.115 1,090,567.147 1,096,542.580 915,534.930 1,062,378.786 1,319,726.853 1,580,014.437 1,925,193.807
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.357955 $1.209558 $0.895253 $0.777914 $0.819539 $0.756619 $0.559572 $0.942925 $0.841626 $0.858880	$1.484577 $1.357955 $1.209558 $0.895253 $0.777914 $0.819539 $0.756619 $0.559572 $0.942925 $0.841626	322,674.602 355,908.302 360,285.691 415,483.023 503,085.905 522,188.267 519,535.692 449,692.281 497,448.926 636,180.984
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.026392 $1.840279 $1.424962 $1.244196 $1.297713 $1.125366 $0.842351 $1.490512 $1.288533 $1.172486	$2.006716 $2.026392 $1.840279 $1.424962 $1.244196 $1.297713 $1.125366 $0.842351 $1.490512 $1.288533	3,338,559.792 3,790,807.087 4,340,454.490 4,283,149.447 5,020,305.328 5,496,754.401 5,297,430.381 5,636,919.490 6,037,496.683 6,974,832.128
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.812038 $1.693777 $1.343597 $1.163980 $1.172556 $1.034630 $0.807737 $1.432302 $1.434215 $1.212580	$1.711280 $1.812038 $1.693777 $1.343597 $1.163980 $1.172556 $1.034630 $0.807737 $1.432302 $1.434215	710,873.567 900,057.307 1,078,246.324 1,252,096.435 1,479,502.816 1,419,263.706 1,534,495.184 1,786,847.033 3,199,475.952 2,608,581.139
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.417026 $1.294325 $0.965031 $0.855411 $0.867643 $0.710288 $0.562844 $1.083210 $0.867250 $0.825131	$1.493940 $1.417026 $1.294325 $0.965031 $0.855411 $0.867643 $0.710288 $0.562844 $1.083210 $0.867250	615,766.829 630,043.393 664,814.715 715,853.384 858,149.032 880,427.347 877,970.161 913,966.649 1,167,143.069 936,049.101
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.362584 $1.234212 $0.909910 $0.773278 $0.768942 $0.631473 $0.440186 $0.994989 $0.820943 $0.791876	$1.415575 $1.362584 $1.234212 $0.909910 $0.773278 $0.768942 $0.631473 $0.440186 $0.994989 $0.820943	1,114.093 1,120.667 6,924.224 13,648.279 25,358.207 27,375.574 29,312.700 30,426.570 51,273.439 39,307.5724

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.352574 $3.206127 $2.392732 $2.117979 $2.409019 $1.899892 $1.378498 $2.314639 $2.035076 $1.835788	$3.252434 $3.352574 $3.206127 $2.392732 $2.117979 $2.409019 $1.899892 $1.378498 $2.314639 $2.035076	1,503,169.564 1,712,605.753 1,976,711.384 2,169,690.092 2,613,500.424 2,977,928.551 3,178,397.215 3,560,804.880 4,794,762.563 4,834,681.263
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.204293 $2.098481 $1.634493 $1.304448 $1.454089 $1.167052 $0.753024 $1.567541 $1.507568 $1.317677	$2.104508 $2.204293 $2.098481 $1.634493 $1.304448 $1.454089 $1.167052 $0.753024 $1.567541 $1.507568	669,757.742 774,002.245 843,579.242 795,451.152 659,665.747 873,876.697 787,878.876 687,657.831 928,457.725 1,383,960.576
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.300718 $1.260729 $1.121956 $1.009965 $1.000224 $0.900151 $0.673149 $0.970390 $1.000000	$1.192271 $1.300718 $1.260729 $1.121956 $1.009965 $1.000224 $0.900151 $0.673149 $0.970390	789,741.848 1,043,921.219 1,196,310.351 1,379,110.322 1,267,294.579 866,859.982 588,084.456 339,607.740 385,197.037
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.197944 $1.133954 $0.896470 $0.795747 $0.815369 $0.743536 $0.598140 $0.964440 $1.000000	$1.123082 $1.197944 $1.133954 $0.896470 $0.795747 $0.815369 $0.743536 $0.598140 $0.964440	310,523.566 354,975.466 430,652.761 498,858.763 678,609.738 1,135,683.894 354,034.009 212,275.930 584,754.400
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.417786 $1.329079 $0.964032 $1.000000	$1.464627 $1.417786 $1.329079 $0.964032	50,533.207 59,928.843 60,241.102 60,835.601
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.401226 $1.335564 $1.016170 $0.875841 $0.919289 $0.871620 $0.598231 $1.261330 $1.261880 $1.132885	$1.234626 $1.401226 $1.335564 $1.016170 $0.875841 $0.919289 $0.871620 $0.598231 $1.261330 $1.261880	135,297.146 155,343.996 173,766.754 203,994.565 242,692.547 256,356.590 380,857.698 255,816.689 316,327.161 414,122.070

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.048619 $0.947333 $0.727505 $0.630620 $0.650168 $0.525230 $0.368713 $0.665981 $0.554748 $0.496441	$1.073099 $1.048619 $0.947333 $0.727505 $0.630620 $0.650168 $0.525230 $0.368713 $0.665981 $0.554748	437,754.484 524,757.197 561,839.196 595,128.693 1,028,388.380 1,771,295.213 2,690,143.845 2,745.556.459 1,271,149.410 971,113.909
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.916704 $0.867255 $0.686613 $0.580904 $0.684810 $0.601096 $0.443594 $0.815023 $0.755725 $0.649729	$0.881153 $0.916704 $0.867255 $0.686613 $0.580904 $0.684810 $0.601096 $0.443594 $0.815023 $0.755725	491,412.369 553,377.207 605,279.961 985,151.424 1,333,440.716 1,289,070.845 1,347,456.666 1,043,684.702 1,434,694.289 1,410,779.923
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.110232 $1.973249 $1.590394 $1.455683 $1.521387 $1.337220 $1.020116 $1.434668 $1.357503 $1.196244	$2.004293 $2.110232 $1.973249 $1.590394 $1.455683 $1.521387 $1.337220 $1.020116 $1.434668 $1.357503	362,169.703 393,175.296 395,173.848 396,300.842 417,265.090 425,384.235 430,263.507 473,156.256 547,464.265 582,523.384
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.058266 $2.256177 $1.620011 $1.358840 $1.539371 $1.148229 $0.714642 $1.198237 $1.188363 $1.066994	$1.986287 $2.058266 $2.256177 $1.620011 $1.358840 $1.539371 $1.148229 $0.714642 $1.198237 $1.188363	204,406.937 241,328.512 305,405.537 372,808.943 515,883.015 652,116.529 828,197.553 605,509.035 293,437.859 284,614.838
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.729374 $1.620152 $1.383572 $1.264757 $1.262412 $1.167604 $1.005703 $1.312887 $1.280957 $1.163589	$1.695613 $1.729374 $1.620152 $1.383572 $1.264757 $1.262412 $1.167604 $1.005703 $1.312887 $1.280957	667,822.405 782,096.180 838,654.695 939,166.636 1,095,714.392 1,349,909.394 1,076,513.265 1,147,997.921 1,223,088.993 1,543,163.905
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.991916 $1.131799 $0.933266 $0.800445 $0.908216 $0.849508 $0.628565 $1.069077 $1.000000	$0.914705 $0.991916 $1.131799 $0.933266 $0.800445 $0.908216 $0.849508 $0.628565 $1.069077	728,522.231 812,725.770 1,035,099.262 1,198,167.626 1,389,457.964 1,643,067.862 1,579,289.277 697,921.043 550,915.390

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.655467 $1.590224 $1.504417 $1.437321 $1.431436 $1.328102 $1.025677 $1.647615 $1.408357 $1.287698	$1.631372 $1.655467 $1.590224 $1.504417 $1.437321 $1.431436 $1.328102 $1.025677 $1.647615 $1.408357	492,604.223 509,812.698 573,373.164 878,454.550 945,525.468 942,208.394 1,008,425.388 1,106,099.713 1,072,626.840 988,666.962
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.052329 $2.001464 $1.903896 $1.644974 $1.592018 $1.435735 $0.988767 $1.340423 $1.334548 $1.219659	$1.938534 $2.052329 $2.001464 $1.903896 $1.644974 $1.592018 $1.435735 $0.988767 $1.340423 $1.334548	2,081,255.376 2,177,442.531 2,456,032.492 2,834,051.928 3,177,342.123 3,152,682.214 3,372,781.616 3,464,659.433 4,301,288.251 5,442,545.652
TA Aegon Government Money Market - Initial Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.365957 $1.384989 $1.404323 $1.424033 $1.443835 $1.463956 $1.482566 $1.468242 $1.417616 $1.372479	$1.347167 $1.365957 $1.384989 $1.404323 $1.424033 $1.443835 $1.463956 $1.482566 $1.468242 $1.417616	5,312,332.627 5,803,467.439 6,553,501.562 6,522,077.004 8,237,146.762 8,248,211.347 10,004,040.280 13,554,516.740 12,254,198.760 12,870,649.080
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.020976 $1.958114 $2.030943 $1.958786 $1.845743 $1.792649 $1.740018 $1.638874 $1.567147 $1.538696	$1.995040 $2.020976 $1.958114 $2.030943 $1.958786 $1.845743 $1.792649 $1.740018 $1.638874 $1.567147	3,271,722.119 3,492,072.044 3,997,275.067 5,011,222.035 5,573,586.900 6,811,157.520 7,234,033.846 8,357,609.566 8,953,603.231 11,240,369.687
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.325777 $1.287416 $1.338732 $1.294588 $1.223523 $1.190380 $1.158420 $1.093594 $1.048367 $1.031447	$1.305180 $1.325777 $1.287416 $1.338732 $1.294588 $1.223523 $1.190380 $1.158420 $1.093594 $1.048367	24,609.943 21,169.559 20,295.365 20,491.808 35,027.809 17,647.775 30,146.753 123,244.888 0.000 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.661765 $1.648938 $1.528836 $1.442720 $1.425031 $1.326496 $1.074117 $1.381913 $1.317265 $1.220383	$1.606754 $1.661765 $1.648938 $1.528836 $1.442720 $1.425031 $1.326496 $1.074117 $1.381913 $1.317265	2,678,840.533 3,201,944.306 3,333,357.024 4,136,342.933 4,450,855.988 4,588,907.539 4,562,527.250 4,133,585.058 3,948,873.211 3,419,725.545

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.778910 $1.755888 $1.404033 $1.264501 $1.355615 $1.195798 $0.934025 $1.569060 $1.476629 $1.294993	$1.720483 $1.778910 $1.755888 $1.404033 $1.264501 $1.355615 $1.195798 $0.934025 $1.569060 $1.476629	2,649,556.572 2,872,171.733 3,241,789.545 3,265,176.816 3,824,200.710 3,793,897.159 4,244,659.141 4,449,728.531 5,094,102.056 6,278,577.331
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.753065 $1.729756 $1.545347 $1.431983 $1.443528 $1.326130 $1.063828 $1.457116 $1.368733 $1.244946	$1.690350 $1.753065 $1.729756 $1.545347 $1.431983 $1.443528 $1.326130 $1.063828 $1.457116 $1.368733	4,845,350.072 5,525,624.406 6,582,381.089 6,433,354.797 6,925,236.216 7,684,200.997 7,457,633.762 7,774,676.624 8,098,229.082 7,622,795.972
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.785308 $1.764902 $1.499056 $1.373886 $1.421687 $1.278814 $1.011811 $1.526006 $1.435364 $1.278529	$1.721340 $1.785308 $1.764902 $1.499056 $1.373886 $1.421687 $1.278814 $1.011811 $1.526006 $1.435364	3,933,754.645 4,321,908.298 4,302,530.778 5,443,398.983 6,663,040.221 7,013,369.259 7,060,340.141 7,733,952.977 9,730,888.369 9,532,074.554
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.280411 $2.061466 $1.604940 $1.456743 $1.437773 $1.320019 $1.174217 $1.801104 $1.745501 $1.513729	$2.168093 $2.280411 $2.061466 $1.604940 $1.456743 $1.437773 $1.320019 $1.174217 $1.801104 $1.745501	22,301,546.290 25,787,496.785 29,166,515.809 33,422,698.240 39,204,255.339 45,565,914.596 20,784,592.785 2,184,246.852 2,362,995.997 2,612,543.126
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.402594 $1.353599 $1.221728 $1.126149 $1.100689 $1.003303 $0.993367	$1.381506 $1.402594 $1.353599 $1.221728 $1.126149 $1.100689 $1.003303	771,109.596 910,831.351 958,245.509 1,234,604.642 1,090,877.782 690,269.269 103,766.411
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.648444 $2.364755 $2.307934 $1.868540 $2.009964 $1.762024 $1.339169 $2.356813 $2.561764 $1.825716	$2.596169 $2.648444 $2.364755 $2.307934 $1.868540 $2.009964 $1.762024 $1.339169 $2.356813 $2.561764	719,223.552 895,060.469 889,007.376 924,422.692 1,124,926.075 1,250,627.099 1,415,132.812 1,582,150.817 1,769,910.269 2,401,286.773

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class Subaccount Inception Date May 1,2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.054808 $1.078076 $0.972012 $0.876311 $0.960974 $0.883896 $0.693018 $1.103520 $1.031445 $1.000000	$1.020629 $1.054808 $1.078076 $0.972012 $0.876311 $0.960974 $0.883896 $0.693018 $1.103520 $1.031445	228,820.697 285,325.122 288,004.748 176,369.109 157,065.838 170,261.077 118,787.234 165,816.767 190,766.108 73,421.972
TA Janus Mid-Cap Growth - Initial Class(6) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.464469 $1.484756 $1.082014 $1.005894 $1.093306 $0.827922 $0.522860 $0.987189 $0.816984 $0.753727	$1.371566 $1.464469 $1.484756 $1.082014 $1.005894 $1.093306 $0.827922 $0.522860 $0.987189 $0.816984	1,126,123.398 1,217,091.011 1,605,484.234 1,895,813.058 2,391,949.939 1,634,298.148 1,557,250.291 1,447,535.824 513,459.269 439,548.832
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.585675 $1.462273 $1.076768 $0.943185 $0.962411 $0.869294 $0.625130 $1.006325 $0.915116 $0.910023	$1.742092 $1.585675 $1.462273 $1.076768 $0.943185 $0.962411 $0.869294 $0.625130 $1.006325 $0.915116	17,897,898.354 21,006,553.964 23,654,547.157 26,525,019.462 29,907,267.590 33,176,693.389 3,862,502.777 4,297,491.595 5,084,968.349 6,265,239.244
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.612185 $2.319704 $1.774989 $1.547016 $1.557120 $1.370867 $1.072662 $1.736224 $1.684237 $1.480999	$2.574211 $2.612185 $2.319704 $1.774989 $1.547016 $1.557120 $1.370867 $1.072662 $1.736224 $1.684237	4,026,858.479 4,574,077.645 4,881,339.622 5,366,681.611 6,277,601.940 6,697,496.728 6,894,886.783 7,179,508.071 8,534,527.928 10,011,002.407
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.181515 $1.923740 $1.483777 $1.251416 $1.247323 $1.029767 $0.985161	$2.088181 $2.181515 $1.923740 $1.483777 $1.251416 $1.247323 $1.029767	573,502.007 659,171.023 708,999.586 389,669.850 320,452.121 293,688.042 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009	$1.318147 $1.278439 $1.163345 $1.088338 $1.087596 $0.996289 $0.991646	$1.276944 $1.318147 $1.278439 $1.163345 $1.088338 $1.087596 $0.996289	608,991.415 494,294.089 325,438.360 163,386.389 72,853.339 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.267846 $1.221569 $1.152583 $1.096261 $1.077372 $0.998364 $0.999962	$1.241745 $1.267846 $1.221569 $1.152583 $1.096261 $1.077372 $0.998364	373,980.395 383,712.411 249,311.744 189,856.993 7,150.688 7,182.873 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009	$1.435032 $1.399545 $1.194752 $1.086069 $1.113867 $0.999483 $0.988776	$1.365472 $1.435032 $1.399545 $1.194752 $1.086069 $1.113867 $0.999483	535,619.247 663,515.407 343,941.286 75,097.475 100,081.135 62,377.985 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.374775 $1.470090 $1.262298 $1.047888 $1.181344 $1.084084 $0.828492 $1.298322 $1.206202 $0.993791	$1.356820 $1.374775 $1.470090 $1.262298 $1.047888 $1.181344 $1.084084 $0.828492 $1.298322 $1.206202	1,512,826.269 1,528,378.042 1,859,348.175 1,727,100.976 1,887,071.714 1,386,403.845 1,394,947.327 1,536,193.825 1,865,662.326 2,054,157.754
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.131016 $2.038460 $1.394255 $1.223626 $1.317216 $1.048083 $0.830857 $1.324021 $1.328898 $1.136546	$2.349325 $2.131016 $2.038460 $1.394255 $1.223626 $1.317216 $1.048083 $0.830857 $1.324021 $1.328898	1,554,631.099 1,695,276.290 1,905,009.622 2,184,404.919 2,433,611.411 1,995,474.266 2,243,307.369 2,555,330.125 3,128,876.437 3,583,485.629
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.189471 $2.003550 $1.720340 $1.549757 $1.510448 $1.233952 $0.990695 $1.486147 $1.326575 $1.232622	$2.163870 $2.189471 $2.003550 $1.720340 $1.549757 $1.510448 $1.233952 $0.990695 $1.486147 $1.326575	893,259.194 1,010,304.422 1,082,424.334 1,080,796.020 645,762.772 564,443.388 522,107.535 391,721.575 385,306.598 463,377.407
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.598537 $1.548550 $1.611259 $1.519235 $1.449581 $1.371221 $1.198265 $1.249982 $1.163454 $1.132042	$1.587343 $1.598537 $1.548550 $1.611259 $1.519235 $1.449581 $1.371221 $1.198265 $1.249982 $1.163454	4,713,618.454 5,201,887.813 5,806,070.807 7,163,955.813 7,783,485.518 8,715,554.840 8,129,237.918 7,431,706.868 6,170,427.327 6,593,664.567
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$10.668525 $10.280692 $7.647247 $6.663030 $6.940581 $5.396438 $3.820872 $6.552295 $5.326698 $4.575107	$10.256879 $10.668525 $10.280692 $7.647247 $6.663030 $6.940581 $5.396438 $3.820872 $6.552295 $5.326698	3,498,221.789 3,963,322.930 4,455,698.860 5,157,941.121 6,042,755.946 6,976,760.074 7,926,847.518 9,095,142.691 10,906,081.360 13,564,029.821

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.928918 $1.835694 $1.291996 $1.132477 $1.129182 $0.851754 $0.622691 $0.990536 $0.916411 $0.897026	$1.948576 $1.928918 $1.835694 $1.291996 $1.132477 $1.129182 $0.851754 $0.622691 $0.990536 $0.916411	1,770,532.824 1,887,081.276 2,179,406.824 2,094,579.967 2,340,674.995 2,326,057.744 2,191,490.584 2,306,402.700 2,368,637.184 2,965,980.909
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$5.680499 $5.236599 $3.989387 $3.453866 $3.583343 $3.048951 $2.126141 $3.722594 $3.455380 $3.175486	$5.513901 $5.680499 $5.236599 $3.989387 $3.453866 $3.583343 $3.048951 $2.126141 $3.722594 $3.455380	5,729,549.945 6,539,519.464 7,377,802.376 8,635,776.614 10,007,245.067 11,520,112.968 13,227,358.924 14,289,118.980 17,279,574.399 22,094,037.950
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.095199 $2.240705 $1.827259 $1.587105 $1.877702 $1.755151 $1.413790 $2.343832 $2.056012 $1.687937	$2.093467 $2.095199 $2.240705 $1.827259 $1.587105 $1.877702 $1.755151 $1.413790 $2.343832 $2.056012	6,409,559.787 7,062,096.485 7,663,433.963 8,551,871.566 9,901,353.400 11,539,750.219 12,873,999.163 14,696,282.662 18,058,552.002 21,744,301.963
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.291938 $1.179104 $0.902570 $0.808764 $0.851858 $0.733184 $0.575444 $1.080758 $0.942483 $0.879044	$1.361352 $1.291938 $1.179104 $0.902570 $0.808764 $0.851858 $0.733184 $0.575444 $1.080758 $0.942483	36,378,500.532 41,417,621.219 46,076,857.875 51,957,567.362 59,331,848.303 59,398,807.132 65,225,513.298 71,304,107.852 82,865,065.911 100,246,006.638

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273 $1.000000	$1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273	15,097,893.411 14,490,465.851 13,849,741.522 12,360,697.011 11,117,756.377 7,118,347.462 4,221,944.017 148,500.199

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.875968 $1.738808 $1.308696 $1.130799 $1.079926 $0.969833 $0.816323 $1.394446 $1.347197 $1.166530	$1.878317 $1.875968 $1.738808 $1.308696 $1.130799 $1.079926 $0.969833 $0.816323 $1.394446 $1.347197	12,243,849.778 13,509,070.583 13,878,122.835 10,813,561.714 7,901,921.077 5,362,385.038 4,965,377.972 5,052,612.187 6,312,245.275 7,213,805.049
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.845350 $1.642083 $1.214190 $1.054017 $1.109325 $1.023151 $0.755948 $1.272565 $1.134725 $1.156857	$2.019415 $1.845350 $1.642083 $1.214190 $1.054017 $1.109325 $1.023151 $0.755948 $1.272565 $1.134725	2,193,864.287 2,468,986.558 2,770,003.056 3,054,765.710 4,503,243.886 3,058,788.053 1,992,785.972 1,843,198.617 2,073,887.876 2,138,371.008
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398 $0.989787	$1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398	56,232,278.726 58,764,126.600 58,837,799.222 44,987,411.630 35,818,173.784 17,641,226.158 269,768.174
American Funds - Bond FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105 $1.000908	$1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105	27,708,047.790 29,747,278.718 31,564,280.949 31,908,333.652 15,650,416.354 6,112,073.587 256,270.891
American Funds - Growth FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254 $0.986490	$1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254	21,613,289.062 21,067,167.983 21,029,944.801 17,653,279.337 11,383,837.203 5,623,638.427 191,615.659
American Funds - Growth-Income FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648 $0.986811	$1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648	13,225,169.837 15,334,525.559 13,715,447.737 11,027,296.204 7,572,546.852 3,671,938.882 58,438.637
American Funds - International FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758 $0.982921	$1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758	14,701,580.231 14,518,107.269 14,789,256.910 12,009,211.677 9,921,386.510 5,094,393.650 30,877.106

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486 $1.000000	$1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486	46,892,843.252 43,505,478.469 36,709,763.231 35,675,727.144 25,046,461.605 16,383,988.542 11,521,877.756 4,250,046.051
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.495393 $2.263981 $1.751320 $1.527631 $1.591765 $1.379022 $1.031203 $1.822872 $1.574294 $1.431098	$2.473594 $2.495393 $2.263981 $1.751320 $1.527631 $1.591765 $1.379022 $1.031203 $1.822872 $1.574294	24,722,322.631 29,720,438.651 29,865,129.534 29,233,650.150 28,084,487.200 27,043,375.459 24,451,878.411 24,614,927.369 27,505,994.164 27,156,105.571
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.814489 $1.694403 $1.342765 $1.162115 $1.169536 $1.030945 $0.804068 $1.424382 $1.424871 $1.203501	$1.715280 $1.814489 $1.694403 $1.342765 $1.162115 $1.169536 $1.030945 $0.804068 $1.424382 $1.424871	3,679,523.163 4,591,401.914 5,378,641.638 6,378,990.297 8,669,082.383 8,349,290.962 7,678,062.704 8,876,574.766 10,293,023.392 11,482,372.441
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.790430 $1.633781 $1.216905 $1.077600 $1.091941 $0.893030 $0.706947 $1.359202 $1.087133 $1.033325	$1.889475 $1.790430 $1.633781 $1.216905 $1.077600 $1.091941 $0.893030 $0.706947 $1.359202 $1.087133	3,470,127.809 4,396,453.726 4,923,641.496 5,715,365.089 7,356,618.414 6,998,925.046 5,384,954.426 5,811,903.962 6,438,109.837 5,647,323.921
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.093779 $2.955724 $2.203677 $1.948696 $2.214293 $1.744598 $1.264573 $2.121232 $1.863182 $1.679083	$3.004336 $3.093779 $2.955724 $2.203677 $1.948696 $2.214293 $1.744598 $1.264573 $2.121232 $1.863182	12,874,225.116 15,350,357.545 17,212,575.080 16,730,842.113 17,568,000.261 18,208,258.418 17,477,081.788 19,408,109.781 23,044,181.609 26,618,079.253
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.232022 $2.122792 $1.651800 $1.316950 $1.466580 $1.175913 $0.757994 $1.576332 $1.514528 $1.322459	$2.133073 $2.232022 $2.122792 $1.651800 $1.316950 $1.466580 $1.175913 $0.757994 $1.576332 $1.514528	9,404,097.563 10,639,934.870 12,119,403.385 11,018,289.324 9,932,387.258 10,718,887.942 10,628,631.887 10,938,477.475 13,499,528.044 13,985,545.180

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582 $1.000000	$1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582	20,513,059.773 23,298,356.539 25,519,298.294 27,368,016.351 28,579,799.079 21,414,797.830 10,488,197.085 220,501.472
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535 $0.674255 $0.971026 $1.000000	$1.202518 $1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535 $0.674255 $0.971026	19,007,294.818 23,304,127.295 25,835,534.349 29,787,996.038 26,491,187.668 15,936,754.744 7,116,425.353 3,765,983.340 1,368,292.398
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.207066 $1.141472 $0.901525 $0.799440 $0.818330 $0.745500 $0.599127 $0.965072 $1.000000	$1.132756 $1.207066 $1.141472 $0.901525 $0.799440 $0.818330 $0.745500 $0.599127 $0.965072	3,727,200.999 4,780,145.278 5,328,757.836 5,689,439.012 7,683,401.832 5,976,010.023 2,692,336.081 1,827,473.255 1,167,861.306
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036 $0.988819	$1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036	10,440,664.417 11,429,382.743 11,169,243.218 11,239,489.518 9,477,051.195 4,397,140.944 109,575.284
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.421529 $1.331264 $0.964665 $1.000000	$1.469940 $1.421529 $1.331264 $0.964665	1,048,408.945 1,271,323.560 1,819,713.886 1,973,909.978
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.418876 $1.351052 $1.026935 $0.884240 $0.927187 $0.878240 $0.602185 $1.268385 $1.267676 $1.136976	$1.251415 $1.418876 $1.351052 $1.026935 $0.884240 $0.927187 $0.878240 $0.602185 $1.268385 $1.267676	2,827,468.307 3,786,540.057 4,366,900.942 4,812,331.531 6,183,109.510 6,983,709.224 7,519,795.423 7,499,450.980 8,786,429.648 10,118,934.734
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.973442 $2.683577 $2.058824 $1.782863 $1.836327 $1.481994 $1.039335 $1.875424 $1.560633 $1.395231	$3.045864 $2.973442 $2.683577 $2.058824 $1.782863 $1.836327 $1.481994 $1.039335 $1.875424 $1.560633	996,503.155 1,143,636.668 1,326,870.505 1,447,234.741 2,099,850.799 2,119,676.228 2,096,105.807 2,733,611.075 2,635,987.725 2,263,975.375

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.459787 $1.379692 $1.091246 $0.922333 $1.086242 $0.952525 $0.702245 $1.288974 $1.194022 $1.025549	$1.404556 $1.459787 $1.379692 $1.091246 $0.922333 $1.086242 $0.952525 $0.702245 $1.288974 $1.194022	3,786,739.478 4,603,533.971 5,340,318.301 6,034,701.489 8,133,425.465 7,616,340.725 5,817,755.811 4,673,405.507 6,165,727.921 5,835,042.204
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.084189 $2.282350 $1.637182 $1.371883 $1.552619 $1.156972 $0.719371 $1.204962 $1.193842 $1.070861	$2.013286 $2.084189 $2.282350 $1.637182 $1.371883 $1.552619 $1.156972 $0.719371 $1.204962 $1.193842	5,336,171.888 6,746,018.225 8,074,597.280 9,297,228.260 11,148,156.060 7,792,122.193 4,175,843.644 3,049,809.212 3,776,005.975 4,667,626.939
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.751164 $1.638943 $1.398243 $1.276894 $1.273275 $1.176500 $1.012358 $1.320266 $1.286878 $1.167818	$1.718667 $1.751164 $1.638943 $1.398243 $1.276894 $1.273275 $1.176500 $1.012358 $1.320266 $1.286878	5,793,140.452 8,032,121.565 8,952,593.326 10,259,523.617 12,625,982.983 10,421,983.742 10,354,170.872 11,012,129.048 13,999,467.548 16,903,039.796
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.999475 $1.139286 $0.938505 $0.804149 $0.911517 $0.851754 $0.629608 $1.069777 $1.000000	$0.922583 $0.999475 $1.139286 $0.938505 $0.804149 $0.911517 $0.851754 $0.629608 $1.069777	7,872,161.656 9,352,562.453 11,155,361.205 12,954,546.953 14,046,543.640 10,464,732.391 5,617,088.560 2,037,897.266 2,122,060.123
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.676319 $1.608668 $1.520365 $1.451112 $1.443750 $1.338197 $1.032458 $1.656873 $1.414865 $1.292368	$1.653554 $1.676319 $1.608668 $1.520365 $1.451112 $1.443750 $1.338197 $1.032458 $1.656873 $1.414865	2,020,193.860 2,121,444.542 2,169,852.054 2,235,770.044 2,807,047.567 2,957,651.585 3,548,764.380 4,082,376.311 4,911,544.021 4,703,039.626
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255 $1.045137 $1.680554 $1.439300 $1.317623	$1.648662 $1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255 $1.045137 $1.680554 $1.439300	57,798,336.901 61,575,858.802 66,571,507.496 66,078,811.717 47,493,227.607 7,485,119.057 1,564,842.545 993,869.551 1,739,190.289 1,845,912.689

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 2, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.126945 $2.072178 $1.969227 $1.699740 $1.643398 $1.480603 $1.018657 $1.379583 $1.372181 $1.252826	$2.010987 $2.126945 $2.072178 $1.969227 $1.699740 $1.643398 $1.480603 $1.018657 $1.379583 $1.372181	4,586,408.154 4,911,020.248 5,168,361.950 5,306,608.079 5,481,299.209 6,700,417.384 7,788,419.684 6,218,703.232 7,721,488.366 10,873,753.481
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898 $0.949767 $1.290857 $1.285516 $1.177206	$1.844453 $1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898 $0.949767 $1.290857 $1.285516	11,698,955.177 14,181,948.541 16,042,211.790 14,559,317.424 9,749,138.416 6,432,135.391 2,928,900.930 892,933.206 1,203,677.394 951,140.270
TA Aegon Government Money Market - Initial Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.010661 $1.023775 $1.036989 $1.050533 $1.064042 $1.077875 $1.090459 $1.078853 $1.040621 $1.006491	$0.997764 $1.010661 $1.023775 $1.036989 $1.050533 $1.064042 $1.077875 $1.090459 $1.078853 $1.040621	8,433,857.166 9,477,642.842 11,399,353.966 13,764,546.495 14,180,279.472 14,871,632.196 24,877,409.404 39,025,471.512 18,656,502.983 16,222,443.124
TA Aegon Government Money Market - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264 $1.078019 $1.068957 $1.033653 $1.002241	$0.985199 $0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264 $1.078019 $1.068957 $1.033653	60,280,147.910 60,755,365.655 59,899,687.311 73,672,072.695 64,796,472.804 42,745,167.171 37,051,237.111 37,873,525.060 13,919,900.533 5,800,411.285
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 9, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.445352 $1.399015 $1.449604 $1.396710 $1.314814 $1.275736 $1.237053 $1.163996 $1.111955 $1.090697	$1.428215 $1.445352 $1.399015 $1.449604 $1.396710 $1.314814 $1.275736 $1.237053 $1.163996 $1.111955	3,978,881.322 4,630,427.898 4,532,530.677 6,101,184.798 6,858,757.025 8,751,397.919 9,441,322.483 9,826,093.272 8,446,089.093 8,392,560.059
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 9, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718 $1.019980	$1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718	31,102,818.693 29,721,037.364 37,000,030.115 81,698,445.103 58,416,500.497 38,299,084.600 19,729,524.018 7,672,233.957 2,550,917.315 1,952,440.877

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718 $1.019980	$1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718	8,254,789.196 6,028,698.341 7,303,668.247 28,668,646.172 44,388,668.303 26,806,779.631 40,956,880.424 66,111,191.274 2,617,119.068 163.816
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2015	$9.999646	$9.536912	521,302.075
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.682639 $1.668008 $1.544993 $1.456515 $1.437238 $1.336542 $1.081182 $1.389635 $1.323313 $1.224786	$1.628543 $1.682639 $1.668008 $1.544993 $1.456515 $1.437238 $1.336542 $1.081182 $1.389635 $1.323313	11,836,511.502 14,479,154.574 18,311,075.926 21,859,359.569 23,316,442.694 26,990,492.756 33,285,129.742 38,311,729.083 35,353,030.814 33,568,769.961
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.742852 $1.731760 $1.608077 $1.519752 $1.504008 $1.401527 $1.136669 $1.465065 $1.398275 $1.297758	$1.683598 $1.742852 $1.731760 $1.608077 $1.519752 $1.504008 $1.401527 $1.136669 $1.465065 $1.398275	136,204,489.321 158,109,434.465 180,976,403.922 197,716,439.585 172,276,251.373 142,529,167.672 105,203,621.119 56,099,568.348 35,665,868.194 25,407,168.189
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.801306 $1.776232 $1.418904 $1.276631 $1.367260 $1.204883 $0.940202 $1.577851 $1.483425 $1.299672	$1.743847 $1.801306 $1.776232 $1.418904 $1.276631 $1.367260 $1.204883 $0.940202 $1.577851 $1.483425	17,310,200.045 21,855,603.911 23,273,941.362 24,490,417.308 26,523,509.067 28,290,306.950 32,904,624.667 35,094,527.217 37,071,971.303 38,593,858.260
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.102166 $2.078828 $1.666162 $1.501835 $1.613207 $1.425371 $1.114610 $1.874319 $1.765771 $1.551604	$2.031253 $2.102166 $2.078828 $1.666162 $1.501835 $1.613207 $1.425371 $1.114610 $1.874319 $1.765771	18,805,807.145 21,300,856.238 24,221,017.836 22,911,968.985 22,861,926.976 26,134,707.802 24,137,341.323 21,611,084.390 30,287,070.770 29,023,896.097

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.775158 $1.749828 $1.561728 $1.445722 $1.455947 $1.336224 $1.070860 $1.465301 $1.375068 $1.249478	$1.713344 $1.775158 $1.749828 $1.561728 $1.445722 $1.455947 $1.336224 $1.070860 $1.465301 $1.375068	25,811,701.270 34,481,518.093 38,227,174.263 40,790,825.106 44,943,037.378 50,939,712.596 60,752,838.246 69,575,753.680 80,249,022.691 83,524,651.950
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.905368 $1.881047 $1.682810 $1.562448 $1.578099 $1.451473 $1.165104 $1.599207 $1.503812 $1.369719	$1.834331 $1.905368 $1.881047 $1.682810 $1.562448 $1.578099 $1.451473 $1.165104 $1.599207 $1.503812	459,389,589.951 504,091,055.904 542,357,098.157 488,786,272.025 396,196,624.586 278,166,320.727 233,399,400.346 165,032,358.451 140,336,296.752 100,975,687.992
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.807722 $1.785307 $1.514897 $1.387033 $1.433899 $1.288538 $1.018489 $1.534546 $1.441971 $1.283146	$1.744674 $1.807722 $1.785307 $1.514897 $1.387033 $1.433899 $1.288538 $1.018489 $1.534546 $1.441971	26,536,429.839 36,194,881.868 40,006,644.537 44,774,326.604 49,437,800.564 55,000,176.235 61,833,926.968 71,844,448.277 85,213,786.524 91,934,977.451
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.014370 $1.991807 $1.694938 $1.555706 $1.612582 $1.453283 $1.151311 $1.738795 $1.637730 $1.461149	$1.938414 $2.014370 $1.991807 $1.694938 $1.555706 $1.612582 $1.453283 $1.151311 $1.738795 $1.637730	347,508,177.021 388,111,518.192 434,703,202.587 435,511,189.634 424,586,346.626 418,587,645.991 386,670,361.200 294,536,528.920 236,639,154.510 148,725,541.889
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.108228 $1.903932 $1.480831 $1.342761 $1.323972 $1.214338 $1.079149 $1.653630 $1.600985 $1.387034	$2.006353 $2.108228 $1.903932 $1.480831 $1.342761 $1.323972 $1.214338 $1.079149 $1.653630 $1.600985	12,860,301.490 18,172,905.101 19,772,604.617 21,711,499.905 25,083,765.439 28,832,641.347 16,697,064.979 7,097,851.402 8,102,373.576 9,839,016.275
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604 $1.294918 $1.989530 $1.931542 $1.677743	$2.366784 $2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604 $1.294918 $1.989530 $1.931542	14,201,721.564 16,303,356.159 16,928,956.899 14,825,565.722 12,644,819.239 10,621,465.179 4,662,567.878 1,300,645.944 1,311,281.887 918,899.862

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759 $1.000000	$1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759	206,727,799.736 223,626,839.358 235,269,989.567 239,596,177.397 231,786,847.207 130,137,736.134 28,085,032.124
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.911029 $9.998938	$9.448792 $9.911029	948,334.319 69,428.852
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.871102 $9.998938	$9.251716 $9.871102	524,114.948 32,881.653
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532 $1.000000	$1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532	194,390,634.831 212,487,390.016 189,489,988.105 154,172,279.152 77,738,165.206 38,165,945.429 6,901,863.972
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.681759 $2.392138 $2.332372 $1.886448 $2.027218 $1.775400 $1.348011 $2.370020 $2.573569 $1.832327	$2.631408 $2.681759 $2.392138 $2.332372 $1.886448 $2.027218 $1.775400 $1.348011 $2.370020 $2.573569	2,192,371.735 2,770,343.640 2,871,804.740 3,084,616.731 3,470,081.012 3,818,803.854 4,710,271.599 5,217,285.173 6,444,733.551 9,212,607.517
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042 $1.355727 $2.388425 $2.599171 $1.855246	$2.598477 $2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042 $1.355727 $2.388425 $2.599171	7,354,032.448 8,340,919.784 8,221,974.104 7,301,756.211 5,364,263.928 3,222,869.342 1,362,330.196 981,806.749 1,439,084.822 1,729,479.161
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.063889 $1.086276 $0.978437 $0.881220 $0.965399 $0.887090 $0.694837 $1.105324 $1.032112 $1.000000	$1.030422 $1.063889 $1.086276 $0.978437 $0.881220 $0.965399 $0.887090 $0.694837 $1.105324 $1.032112	98,493,261.723 104,211,116.936 113,336,884.876 101,182,670.823 93,856,625.698 88,125,051.101 76,356,604.593 50,337,313.770 29,749,404.612 7,593,204.952
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069 $0.986580	$1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069	50,164,077.952 46,273,695.594 43,834,772.822 26,290,673.522 18,432,986.595 11,511,404.941 1,111,447.302

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Initial Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.016138 $2.042045 $1.486673 $1.380711 $1.499222 $1.134188 $0.715572 $1.349671 $1.115871 $1.028462	$1.890106 $2.016138 $2.042045 $1.486673 $1.380711 $1.499222 $1.134188 $0.715572 $1.349671 $1.115871	3,712,251.486 4,944,332.287 5,404,533.072 5,820,382.482 6,455,153.892 3,551,435.851 3,845,902.437 4,266,939.392 5,083,737.724 5,887,913.652
TA Janus Mid-Cap Growth - Service Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041 $0.919274 $1.738726 $1.441000 $1.331937	$2.385641 $2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041 $0.919274 $1.738726 $1.441000	6,607,895.305 7,047,614.272 7,504,370.518 7,161,427.507 6,738,478.184 2,958,351.397 1,042,276.981 462,241.581 546,676.476 422,391.546
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.037477 $1.877059 $1.380840 $1.208329 $1.231751 $1.111472 $0.798516 $1.284175 $1.166632 $1.159008	$2.240674 $2.037477 $1.877059 $1.380840 $1.208329 $1.231751 $1.111472 $0.798516 $1.284175 $1.166632	6,746,285.111 8,699,607.060 9,114,251.630 9,936,626.772 10,585,396.337 12,447,056.047 1,930,170.088 1,570,022.402 1,807,781.324 2,327,618.058
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.498313 $2.305146 $1.700742 $1.492912 $1.524040 $1.378751 $0.992743 $1.599086 $1.455795 $1.451445	$2.740290 $2.498313 $2.305146 $1.700742 $1.492912 $1.524040 $1.378751 $0.992743 $1.599086 $1.455795	6,934,854.280 5,657,106.512 5,987,683.800 5,609,779.454 4,676,532.924 4,290,415.798 454,071.915 171,590.562 235,632.921 264,510.414
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.083475 $1.044282 $1.080866 $1.045293 $1.000000	$1.073151 $1.083475 $1.044282 $1.080866 $1.045293	19,028,471.072 18,818,823.807 17,716,187.183 19,390,373.001 6,474,217.227
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.035443 $1.805751 $1.380371 $1.201886 $1.208546 $1.062934 $0.830889 $1.343558 $1.302033 $1.143780	$2.007843 $2.035443 $1.805751 $1.380371 $1.201886 $1.208546 $1.062934 $0.830889 $1.343558 $1.302033	3,584,584.486 3,544,814.077 3,156,634.088 2,922,701.209 2,883,947.705 3,864,769.316 5,749,342.506 5,164,152.216 6,131,938.115 7,716,571.499

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.358738 $2.096535 $1.607288 $1.402552 $1.414049 $1.247187 $0.976983 $1.584114 $1.538626 $1.355718	$2.320211 $2.358738 $2.096535 $1.607288 $1.402552 $1.414049 $1.247187 $0.976983 $1.584114 $1.538626	3,918,126.585 4,776,694.536 4,144,285.722 1,319,771.486 770,397.510 917,768.372 661,930.502 589,517.154 1,188,941.207 1,092,939.958
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886 $0.985164	$2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886	9,378,472.013 9,416,393.548 8,849,552.459 6,140,156.668 3,806,868.483 1,561,054.288 61,107.107
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.152670 $1.098662 $1.057019 $0.996413 $1.000000	$1.133311 $1.152670 $1.098662 $1.057019 $0.996413	86,664,223.864 89,358,850.455 96,997,069.816 79,004,787.431 19,534,006.319
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.168109 $1.090765 $1.010238 $1.000000	$1.129178 $1.168109 $1.090765 $1.010238	68,063,912.471 61,223,972.470 53,250,380.237 20,940,665.672
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.225180 $1.147282 $1.005291 $1.000000	$1.173783 $1.225180 $1.147282 $1.005291	33,067,656.304 23,950,394.928 18,807,072.324 6,998,971.252
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886 $1.000000	$1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886	365,725,827.705 398,299,558.289 396,509,995.868 281,236,662.561 166,191,826.366 53,621,897.786 27,060,609.813 4,835,684.816
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480 $0.999965	$1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480	80,176,102.240 82,510,870.986 82,442,688.734 71,277,483.882 40,276,868.415 14,449,210.437 176,781.532
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717 $1.000000	$1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717	265,545,979.824 284,995,383.516 268,852,091.285 183,622,151.066 149,621,938.475 115,926,222.590 67,710,656.191 11,937,845.877
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.191751 $1.117353 $0.990317 $1.000000	$1.138325 $1.191751 $1.117353 $0.990317	25,570,516.567 22,503,790.576 19,007,729.758 3,616,340.916

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.718813 $1.836166 $1.575082 $1.306244 $1.471150 $1.348706 $1.029702 $1.612043 $1.496170 $1.231481	$1.698048 $1.718813 $1.836166 $1.575082 $1.306244 $1.471150 $1.348706 $1.029702 $1.612043 $1.496170	5,808,215.153 6,781,543.698 6,548,908.483 6,022,690.005 6,925,481.027 8,013,822.994 8,987,606.149 10,366,394.522 12,684,436.918 14,053,534.480
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145 $1.305453 $2.051695 $1.909198 $1.573346	$2.115178 $2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145 $1.305453 $2.051695 $1.909198	7,023,946.836 6,495,813.368 6,855,803.887 4,418,209.220 2,720,553.951 2,244,866.019 1,189,781.598 818,822.845 1,201,922.514 1,015,352.398
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.147652 $2.052367 $1.402391 $1.229552 $1.322299 $1.051095 $0.832433 $1.325226 $1.328787 $1.135338	$2.369998 $2.147652 $2.052367 $1.402391 $1.229552 $1.322299 $1.051095 $0.832433 $1.325226 $1.328787	2,994,845.500 3,840,108.542 4,137,634.761 4,486,377.710 4,726,297.484 6,092,160.403 7,615,461.148 8,395,666.187 9,787,922.493 11,358,368.261
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.603070 $2.492645 $1.707422 $1.501448 $1.617809 $1.289546 $1.024022 $1.634710 $1.643512 $1.407373	$2.863899 $2.603070 $2.492645 $1.707422 $1.501448 $1.617809 $1.289546 $1.024022 $1.634710 $1.643512	3,905,290.243 3,392,947.116 3,135,242.048 2,942,818.635 1,653,088.090 585,962.574 379,992.303 352,330.547 524,882.026 544,542.379
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.216994 $2.026737 $1.738528 $1.564589 $1.523399 $1.243310 $0.997234 $1.494481 $1.332696 $1.237092	$2.193233 $2.216994 $2.026737 $1.738528 $1.564589 $1.523399 $1.243310 $0.997234 $1.494481 $1.332696	4,577,261.863 5,016,424.976 4,367,207.865 3,840,637.001 3,627,281.647 3,458,012.268 3,717,824.184 3,982,852.592 4,593,517.105 5,115,987.831
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.243738 $2.056974 $1.769538 $1.594938 $1.557207 $1.273336 $1.024219 $1.538844 $1.375028 $1.280899	$2.213544 $2.243738 $2.056974 $1.769538 $1.594938 $1.557207 $1.273336 $1.024219 $1.538844 $1.375028	35,817,216.432 32,019,297.807 25,078,081.068 23,855,479.418 19,775,895.624 17,171,888.059 8,947,670.520 4,160,633.612 2,599,370.159 1,680,526.905

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908 $0.998168	$1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908	49,536,623.880 52,779,263.365 52,114,477.689 27,326,552.404 24,904,583.672 21,408,646.788 835,274.537
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659 $0.997274	$1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659	28,401,055.632 25,182,844.578 24,964,184.853 17,344,261.865 15,190,228.823 11,520,759.710 359,995.981
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578 $0.996406	$1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578	28,740,131.508 25,100,883.681 23,162,639.053 14,278,484.235 12,621,113.392 10,243,894.069 361,705.450
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.618659 $1.566484 $1.628308 $1.533791 $1.462038 $1.381646 $1.206188 $1.257002 $1.168829 $1.136148	$1.608915 $1.618659 $1.566484 $1.628308 $1.533791 $1.462038 $1.381646 $1.206188 $1.257002 $1.168829	10,198,177.887 15,125,343.166 17,004,125.871 22,100,523.344 24,703,406.520 27,980,795.089 32,214,383.308 26,140,138.638 27,436,676.954 28,043,393.292
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615 $1.104986 $1.154883 $1.075309 $1.048392	$1.448832 $1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615 $1.104986 $1.154883 $1.075309	135,639,822.498 151,260,369.525 170,312,050.923 174,536,788.027 114,519,901.172 73,736,840.516 33,058,967.579 7,533,375.024 4,006,131.574 3,355,927.224
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.020959 $1.000432 $1.120422 $1.067818 $1.000000	$0.978956 $1.020959 $1.000432 $1.120422 $1.067818	35,972,684.044 40,970,894.201 44,282,772.806 45,169,195.946 13,949,664.906
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085 $1.000000	$0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085	146,528,442.126 74,462,651.661 58,343,755.583 128,495,293.926 136,459,502.220 11,667,751.424 355,021.819
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.118419 $1.093530 $1.034599 $0.981563 $1.000000	$1.077997 $1.118419 $1.093530 $1.034599 $0.981563	63,066,425.065 71,722,922.636 75,090,889.280 70,169,462.017 32,630,582.822

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.153485 $1.127698 $1.028090 $0.961731 $1.000000	$1.089976 $1.153485 $1.127698 $1.028090 $0.961731	128,614,864.725 143,834,496.701 145,846,668.165 81,079,399.095 7,245,447.742
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.182270 $1.160229 $1.008787 $0.921070 $1.000000	$1.090831 $1.182270 $1.160229 $1.008787 $0.921070	84,581,921.590 93,118,462.865 89,554,305.374 55,009,944.265 34,994,570.348
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.565343 $3.432355 $2.550630 $2.220162 $2.310370 $1.794580 $1.269378 $2.174658 $1.766142 $1.515446	$3.431152 $3.565343 $3.432355 $2.550630 $2.220162 $2.310370 $1.794580 $1.269378 $2.174658 $1.766142	190,068.523 350,185.730 389,854.800 498,601.657 590,693.935 636,916.575 735,668.019 926,558.244 1,112,463.422 1,378,002.325
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008	$1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838 $0.662697 $1.000000	$1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838 $0.662697	12,266,888.121 13,745,727.422 14,316,611.874 12,494,272.214 12,395,396.272 8,424,409.957 1,889,738.740 735,659.054
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.661504 $2.530385 $1.779173 $1.557956 $1.551893 $1.169467 $0.854110 $1.357315 $1.254498 $1.226760	$2.691282 $2.661504 $2.530385 $1.779173 $1.557956 $1.551893 $1.169467 $0.854110 $1.357315 $1.254498	4,515,744.778 5,704,602.791 6,307,902.523 6,375,635.716 7,008,873.702 9,190,415.842 9,886,226.010 10,413,685.113 12,176,230.071 14,935,659.313
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012 $1.091873 $1.739305 $1.612498 $1.580617	$3.379834 $3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012 $1.091873 $1.739305 $1.612498	9,068,463.589 9,258,077.195 10,080,264.519 8,249,874.646 6,590,742.942 4,136,813.642 1,943,334.850 1,120,769.163 1,572,388.900 1,542,968.085
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.266805 $2.087607 $1.588828 $1.374186 $1.424304 $1.210691 $0.843426 $1.475270 $1.368013 $1.255965	$2.202499 $2.266805 $2.087607 $1.588828 $1.374186 $1.424304 $1.210691 $0.843426 $1.475270 $1.368013	3,171,298.892 4,019,627.982 4,603,404.552 5,192,962.876 5,722,095.039 6,422,022.904 8,048,674.440 2,191,967.370 2,509,060.337 2,973,607.779

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.434568 $2.247181 $1.714040 $1.486352 $1.544789 $1.316406 $0.919121 $1.611051 $1.498128 $1.378817	$2.359196 $2.434568 $2.247181 $1.714040 $1.486352 $1.544789 $1.316406 $0.919121 $1.611051 $1.498128	2,776,753.868 3,309,597.512 3,712,634.229 3,427,920.055 3,392,263.192 3,007,539.072 2,334,552.269 189,874.668 308,237.551 262,350.090
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.741063 $1.860148 $1.515432 $1.314957 $1.554192 $1.451334 $1.167904 $1.934279 $1.695068 $1.390238	$1.741348 $1.741063 $1.860148 $1.515432 $1.314957 $1.554192 $1.451334 $1.167904 $1.934279 $1.695068	3,593,362.873 4,386,318.511 4,685,821.173 5,001,623.711 5,856,136.524 6,544,921.681 7,419,352.001 7,454,721.700 9,524,973.415 8,760,868.777
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389 $1.402810 $2.331513 $2.049025 $1.684932	$2.056223 $2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389 $1.402810 $2.331513 $2.049025	3,423,200.445 3,761,197.837 4,021,843.432 3,423,898.156 2,204,902.485 2,064,099.051 1,398,385.819 1,374,057.971 1,448,884.282 1,143,499.212
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.129478 $1.941581 $1.484781 $1.329149 $1.398595 $1.202573 $0.942915 $1.769136 $1.541267 $1.436101	$2.246092 $2.129478 $1.941581 $1.484781 $1.329149 $1.398595 $1.202573 $0.942915 $1.769136 $1.541267	7,689,488.791 10,864,585.050 12,576,275.264 13,889,143.981 16,501,401.208 10,472,563.619 12,156,718.618 13,655,065.789 15,791,920.383 18,941,437.202
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.301749 $2.103766 $1.612851 $1.447720 $1.526478 $1.316212 $1.034414 $1.946886 $1.699640 $1.588512	$2.422417 $2.301749 $2.103766 $1.612851 $1.447720 $1.526478 $1.316212 $1.034414 $1.946886 $1.699640	6,975,170.214 7,557,783.456 7,888,829.713 7,458,334.092 7,364,669.736 2,519,024.801 2,018,876.949 1,671,364.877 2,760,474.333 3,169,790.211

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833 $1.261449 $1.218097 $1.054234	$1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833 $1.261449 $1.218097	2,130,884.029 3,062,432.261 3,282,853.098 3,132,005.311 3,245,096.115 3,684,679.822 4,603,028.921 5,407,181.083 6,409,585.889 7,637,407.419
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961 $0.952272 $0.952275 $0.848701	$1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961 $0.952272 $0.952275	563,874.416 741,479.067 784,504.887 867,482.395 1,026,076.563 1,323,526.990 1,601,860.798 1,994,600.263 2,646,196.524 3,063,741.873
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451 $1.788832 $1.544135 $1.402996	$2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451 $1.788832 $1.544135	2,555,371.437 3,558,470.008 4,035,728.449 3,940,964.007 4,334,157.245 5,237,823.042 6,017,677.711 6,724,110.989 7,587,193.743 8,528,279.893
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259 $1.337242 $1.337042 $1.128753	$1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259 $1.337242 $1.337042	583,820.799 906,580.525 1,187,062.981 1,394,513.361 1,745,547.555 2,076,464.423 2,473,212.069 2,976,039.412 3,794,507.268 4,301,024.576
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269 $1.093944 $0.874541 $0.830834	$1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269 $1.093944 $0.874541	801,137.027 1,113,633.577 1,252,360.563 1,507,300.770 2,094,438.697 2,248,242.558 2,186,092.760 2,476,344.383 2,642,246.891 2,559,636.002
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927 $1.284076 $1.057895 $1.018922	$1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927 $1.284076 $1.057895	106,707.899 125,915.900 144,552.046 178,376.922 192,081.364 247,592.928 277,453.762 416,758.974 469,443.284 673,040.1507

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755 $2.266360 $1.989658 $1.792176	$3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755 $2.266360 $1.989658	1,668,195.142 2,358,356.382 2,836,601.484 2,889,672.287 3,912,415.682 4,975,285.834 5,354,900.713 6,099,947.258 7,300,277.425 8,965,159.106
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482 $1.580730 $1.517999 $1.324841	$2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482 $1.580730 $1.517999	988,787.690 1,231,808.019 1,338,281.609 1,288,931.146 1,409,051.847 1,600,219.581 1,568,415.562 1,812,943.766 2,225,317.908 2,384,962.628
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353 $1.000000	$1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353	455,369.541 788,777.324 916,596.332 1,239,436.961 1,428,336.891 877,267.691 605,023.639 276,995.967 61,689.050
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.965403 $1.000000	$1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.965403	332,515.502 375,890.984 417,861.058 529,967.918 712,962.881 831,977.650 488,924.122 439,704.091 370,243.674
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.423414 $1.332374 $0.964999 $1.000000	$1.472636 $1.423414 $1.332374 $0.964999	93,555.448 175,941.297 177,398.688 178,951.010
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.427806 $1.358879 $1.032385 $0.888489 $0.931187 $0.881600 $0.604186 $1.271980 $1.270636 $1.139065	$1.259917 $1.427806 $1.358879 $1.032385 $0.888489 $0.931187 $0.881600 $0.604186 $1.271980 $1.270636	457,715.964 781,435.417 815,511.954 983,247.525 1,132,694.505 1,231,664.405 1,348,192.328 1,248,208.190 1,377,622.440 1,751,370.632

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794 $1.289164 $1.072245 $0.958132	$2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794 $1.289164 $1.072245	403,960.653 517,730.828 647,899.865 719,356.176 833,109.173 1,248,941.609 1,569,166.390 1,946,421.855 2,241,519.411 2,246,620.051
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819 $1.016044 $0.940727 $0.807605	$1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819 $1.016044 $0.940727	910,020.446 1,302,627.133 1,462,983.894 1,573,432.159 2,153,324.564 2,462,188.664 2,547,712.342 2,711,937.288 3,571,752.083 3,404,232.320
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702 $1.454423 $1.374155 $1.209131	$2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702 $1.454423 $1.374155	100,381.674 229,607.578 244,605.861 269,337.706 289,109.351 359,445.496 443,893.860 536,701.699 632,621.645 784,540.751
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754 $1.208354 $1.196609 $1.072810	$2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754 $1.208354 $1.196609	120,481.167 215,955.785 240,206.363 282,645.552 451,103.348 516,185.363 478,997.423 231,040.647 313,704.415 491,278.724
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691 $1.323958 $1.289840 $1.169929	$1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691 $1.323958 $1.289840	430,889.891 555,485.157 866,396.781 1,106,481.510 1,236,601.400 1,112,259.629 1,148,186.066 1,251,214.981 2,090,560.795 2,602,682.739
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130 $1.000000	$0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130	745,369.253 920,744.345 969,406.017 1,061,115.444 1,141,510.336 1,277,324.777 1,348,728.179 569,440.994 706,858.811

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882 $1.661544 $1.418146 $1.294720	$1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882 $1.661544 $1.418146	303,070.419 462,958.289 440,462.830 555,722.059 711,143.955 896,481.799 762,827.737 733,236.260 1,159,886.289 799,188.121
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431 $1.381306 $1.373205 $1.253150	$2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431 $1.381306 $1.373205	1,473,706.258 2,003,469.747 2,157,044.067 2,512,914.847 2,781,053.381 3,541,121.197 4,092,068.506 3,833,075.651 4,894,549.627 6,077,620.515
TA Aegon Government Money Market - Initial Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014 $1.094695 $1.055380 $1.020274	$1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014 $1.094695 $1.055380	3,550,948.734 3,465,737.866 4,172,598.900 4,705,081.936 5,190,240.954 5,481,088.281 8,420,583.580 14,363,188.138 8,511,854.762 6,589,430.242
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925 $1.188702 $1.134988 $1.112738	$1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925 $1.188702 $1.134988	1,931,809.944 2,423,362.835 2,716,413.767 3,939,528.945 3,106,858.807 4,203,179.351 6,011,581.969 8,037,043.832 8,787,346.304 10,295,986.028
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.347865 $1.306923 $1.356996 $1.310298 $1.236541 $1.201264 $1.167287 $1.100331 $1.053261 $1.034732	$1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541 $1.201264 $1.167287 $1.100331 $1.053261	0.000 0.000 0.000 0.000 98,173.352 88,336.654 105,907.878 113,960.656 0.000 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764 $1.393535 $1.326374 $1.227011	$1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764 $1.393535 $1.326374	3,797,585.727 4,145,316.154 4,410,032.260 6,961,840.689 7,773,681.802 7,255,665.870 7,543,940.535 8,647,551.535 6,358,499.510 4,017,609.120

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.812649 $1.786542 $1.426436 $1.282768 $1.373148 $1.209469 $0.943304 $1.582269 $1.486851 $1.302034	$1.755703 $1.812649 $1.786542 $1.426436 $1.282768 $1.373148 $1.209469 $0.943304 $1.582269 $1.486851	4,517,856.555 5,163,087.764 5,331,317.924 5,084,523.138 5,189,871.862 5,571,386.808 6,537,539.009 7,558,510.553 8,571,362.778 8,544,356.121
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425 $1.469438 $1.378257 $1.251752	$1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425 $1.469438 $1.378257	6,075,191.335 8,017,898.360 8,707,592.314 8,605,379.219 10,082,704.394 12,203,170.432 12,727,172.376 13,595,291.737 11,238,815.145 10,919,291.356
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885 $1.538888 $1.445324 $1.285492	$1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885 $1.538888 $1.445324	7,272,320.332 8,472,443.776 9,632,866.383 10,385,000.361 12,327,287.481 13,470,158.065 14,986,491.047 15,673,930.650 21,741,455.856 21,707,876.799
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125 $1.638984 $1.586029 $1.373411	$1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125 $1.638984 $1.586029	5,836,674.609 7,813,115.084 8,828,821.350 9,916,418.402 11,227,151.017 13,436,880.158 7,623,927.116 3,328,197.582 3,833,718.200 4,798,823.360
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480 $0.993371	$1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480	1,627,072.474 1,599,420.931 1,916,312.091 1,881,232.603 2,122,948.693 1,113,300.535 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468 $2.376670 $2.579503 $1.835653	$2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468 $2.376670 $2.579503	613,328.142 827,415.947 860,837.824 845,902.484 928,814.007 1,072,986.989 1,223,920.007 1,352,498.432 1,937,967.231 2,357,160.739

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717 $0.695766 $1.106246 $1.032458 $1.000000	$1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717 $0.695766 $1.106246 $1.032458	454,232.151 476,852.325 507,255.397 499,803.738 641,124.330 597,980.014 568,218.571 589,076.816 456,514,352 300,618.870
TA Janus Mid-Cap Growth - Initial Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867 $0.997022 $0.823890 $0.758974	$1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867 $0.997022 $0.823890	2,657,882.697 3,660,850.648 4,153,241.453 4,575,233.057 4,915,991.861 3,195,530.367 2,995,825.830 3,179,743.189 4,066,803.665 4,592,341.896
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782 $1.020357 $0.926507 $0.919997	$1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782 $1.020357 $0.926507	3,317,204.905 3,904,561.550 4,428,310.623 4,719,090.936 5,520,662.954 6,603,343.901 1,262,749.349 1,354,610.758 1,416,143.274 1,711,857.746
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084 $1.123403 $1.088148 $0.955422	$1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084 $1.123403 $1.088148	2,306,277.560 2,845,273.043 3,488,138.802 3,605,581.649 4,087,855.463 5,287,496.656 5,783,261.087 6,758,552.569 8,238,516.810 9,104,814.749
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949 $0.985165	$2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949	640,479.579 770,941.439 752,225.347 318,565.728 128,646.544 116,896.182 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009	$1.328200 $1.286277 $1.168742 $1.091750 $1.089393 $0.996462 $0.991650	$1.288589 $1.328200 $1.286277 $1.168742 $1.091750 $1.089393 $0.996462	704,784.310 1,134,576.862 1,157,108.366 1,628,654.773 832,039.221 32,517.907 16,969.516
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540 $0.999966	$1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540	100,103.045 70,523.875 65,403.293 14,189.680 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009	$1.445955 $1.408111 $1.200284 $1.089474 $1.115713 $0.999658 $0.988780	$1.377915 $1.445955 $1.408111 $1.200284 $1.089474 $1.115713 $0.999658	416,244.216 526,523.482 705,504.095 633,081.539 626,958.824 163,793.436 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955 $1.311199 $1.216347 $1.000666	$1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955 $1.311199 $1.216347	1,442,162.300 1,951,206.293 2,279,685.441 2,123,557.972 2,367,558.278 2,753,021.903 2,941,447.496 3,521,199.814 4,747,399.718 6,251,646.869
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045 $1.215742 $1.218398 $1.040511	$2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045 $1.215742 $1.218398	1,767,693.093 2,359,540.326 2,721,531.565 2,856,287.206 3,179,066.179 3,604,608.387 4,294,821.382 5,525,735.050 6,640,710.672 8,196,089.851
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543 $1.498683 $1.335781 $1.239342	$2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543 $1.498683 $1.335781	2,567,927.410 2,633,946.065 1,815,297.350 715,686.017 488,161.706 386,559.268 344,599.806 415,036.780 387,058.651 410,168.435
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180 $1.260541 $1.171534 $1.138214	$1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180 $1.260541 $1.171534	2,272,738.034 3,239,538.086 3,904,026.854 5,895,168.241 6,865,629.700 6,873,397.385 6,904,300.326 5,333,905.533 4,524,612.035 4,927,679.130
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.359635 $3.232715 $2.401091 $2.088952 $2.172744 $1.686857 $1.192595 $2.042093 $1.657650 $1.421656	$3.234792 $3.359635 $3.232715 $2.401091 $2.088952 $2.172744 $1.686857 $1.192595 $2.042093 $1.657650	2,831,054.265 3,745,888.126 4,167,131.807 4,533,245.783 5,197,234.850 6,463,490.436 7,634,988.171 9,476,904.457 11,349,372.381 14,465,154.968

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781 $1.254462 $1.158869 $1.132689	$2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781 $1.254462 $1.158869	1,321,390.361 1,757,169.203 2,036,888.601 2,075,115.142 2,572,491.839 2,956,117.592 3,408,196.303 4,124,402.825 5,069,996.039 6,090,222.616
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208 $1.348278 $1.249638 $1.146722	$2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208 $1.348278 $1.249638	2,811,862.513 3,779,336.249 4,209,651.757 4,698,469.723 5,025,568.348 5,624,209.627 6,625,940.817 3,988,563.769 4,688,483.877 5,553,274.298
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802 $1.602061 $1.403238 $1.150322	$1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802 $1.602061 $1.403238	1,304,495.842 1,710,277.248 1,985,390.575 2,034,778.016 2,718,904.965 3,224,918.077 3,639,852.715 4,675,082.851 5,883,226.534 5,406,989.603
TA WMC US Growth - Initial Class Subaccount Inception Date May 2, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847 $1.409942 $1.227724 $1.143396	$1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847 $1.409942 $1.227724	4,831,240.774 6,359,593.171 7,553,724.567 8,210,029.399 10,087,038.327 7,425,505.637 9,406,811.699 10,646,505.830 12,801,773.320 15,355,936.855
(1)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective May 1, 2016, TA Aegon Money Market was renamed TA Aegon Government Money Market.
(5)	Formerly known as TA Vanguard ETF - Balanced.
(6)	Formerly known as TA Vanguard ETF - Conservative.
(7)	Formerly known as TA Vanguard ETF – Growth.
(8)	Formerly known as TA Aegon Tactical Vanguard ETF – Conservative.
(9)	Effective May 1, 2016, TA Morgan Stanley Mid Cap Growth was renamed Janus Mid-Cap Growth.
(10)	Formerly known as TA Aegon Tactical Vanguard ETF – Balanced.
(11)	Formerly known as TA Aegon Tactical Vanguard ETF – Growth.

CONDENSED FINANCIAL INFORMATION — (Continued)
The TA BlackRock Equity Smart Beta 100, TA BlackRock Smart Beta 50 and TA BlackRock Smart Beta 75 had not commenced operation as of December 31, 2015, therefore, comparable data is not available.

APPENDIX
MERRIL LYNCH CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2015.
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675 $1.000000	$1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062 $0.989756	$1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791 $1.000877	$1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459 $1.000000	$1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022 $1.000000	$1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704 $0.988788	$1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date August 16, 2010	2015 2014 2013 2012 2011 2010	$1.149531 $1.117818 $1.071415 $1.037662 $1.045621 $1.000000	$1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621	0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008	$0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216 $1.000000	$0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008	$1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589 $1.000000	$1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1,2015	2015	$9.999337	$9.464876	0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338 $1.000000	$1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131 $1.000000	$1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762 $1.000000	$1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.894477 $9.998010	$9.327076 $9.894477	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.854616 $9.998010	$9.132530 $9.854616	0.000 0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008	$0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505 $1.000000	$0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728 $1.000000	$1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153 $0.999934	$1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267 $1.000000	$1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646 $1.000000	$1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723 $1.000000	$1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date December 9, 2011	2015 2014 2013 2012 2011	$1.106600 $1.094258 $1.047037 $1.004699 $1.000000	$1.054634 $1.106600 $1.094258 $1.047037 $1.004699	0.000 0.000 0.000 0.000 0.000

Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.639311 $1.568765 $1.382939 $1.250439 $1.322043 $1.228584 $1.011883 $1.000000	$1.620021 $1.639311 $1.568765 $1.382939 $1.250439 $1.322043 $1.228584 $1.011883	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.001565 $1.873544 $1.424018 $1.242655 $1.198425 $1.086865 $0.923875 $1.593839 $1.555119 $1.359832	$1.984479 $2.001565 $1.873544 $1.424018 $1.242655 $1.198425 $1.086865 $0.923875 $1.593839 $1.555119	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.985297 $1.784039 $1.332167 $1.167896 $1.241295 $1.156159 $0.862649 $1.466605 $1.320728 $1.359749	$2.151315 $1.985297 $1.784039 $1.332167 $1.167896 $1.241295 $1.156159 $0.862649 $1.466605 $1.320728	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.529203 $1.488655 $1.234823 $1.090524 $1.104500 $1.007237 $0.989760	$1.511299 $1.529203 $1.488655 $1.234823 $1.090524 $1.104500 $1.007237	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.070554 $1.043320 $1.094065 $1.065422 $1.030171 $0.992961 $1.000881	$1.046286 $1.070554 $1.043320 $1.094065 $1.065422 $1.030171 $0.992961	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.666380 $1.575642 $1.242561 $1.081537 $1.159181 $1.002101 $0.986463	$1.735531 $1.666380 $1.575642 $1.242561 $1.081537 $1.159181 $1.002101	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.681866 $1.559727 $1.198698 $1.046994 $1.094182 $1.007487 $0.986784	$1.663084 $1.681866 $1.559727 $1.198698 $1.046994 $1.094182 $1.007487	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.109707 $1.169604 $0.986570 $0.858603 $1.023881 $0.979627 $0.982894	$1.032616 $1.109707 $1.169604 $0.986570 $0.858603 $1.023881 $0.979627	0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.255752 $2.099210 $1.555283 $1.395230 $1.463114 $1.326857 $1.035076 $1.674800 $1.682936 $1.412661	$2.073788 $2.255752 $2.099210 $1.555283 $1.395230 $1.463114 $1.326857 $1.035076 $1.674800 $1.682936	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.643681 $2.648624 $2.361100 $2.190491 $2.321873 $2.158253 $1.821581 $2.312755 $2.022247 $1.775166	$2.565868 $2.643681 $2.648624 $2.361100 $2.190491 $2.321873 $2.158253 $1.821581 $2.312755 $2.022247	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.913018 $1.902054 $1.779585 $1.574187 $1.558390 $1.381950 $0.902644 $1.303926 $1.302599 $1.217348	$1.803150 $1.913018 $1.902054 $1.779585 $1.574187 $1.558390 $1.381950 $0.902644 $1.303926 $1.302599	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.363495 $1.267830 $1.087314 $0.968862 $1.030532 $0.895254 $0.662108 $1.000000	$1.337636 $1.363495 $1.267830 $1.087314 $0.968862 $1.030532 $0.895254 $0.662108	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.525471 $2.313883 $1.807584 $1.592351 $1.675557 $1.465942 $1.107020 $1.976331 $1.723765 $1.582402	$2.478934 $2.525471 $2.313883 $1.807584 $1.592351 $1.675557 $1.465942 $1.107020 $1.976331 $1.723765	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 48,555.443 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.937846 $1.827469 $1.462504 $1.278295 $1.299135 $1.156483 $0.910891 $1.629640 $1.364637 $1.404275	$1.813985 $1.937846 $1.827469 $1.462504 $1.278295 $1.299135 $1.156483 $0.910891 $1.629640 $1.364637	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.042045 $1.881770 $1.415464 $1.265864 $1.295339 $1.069823 $0.855264 $1.660687 $1.341444 $1.287588	$2.133949 $2.042045 $1.881770 $1.415464 $1.265864 $1.295339 $1.069823 $0.855264 $1.660687 $1.341444	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.284679 $3.169095 $2.386072 $2.130925 $2.445238 $1.945547 $1.424159 $2.412649 $2.140177 $1.947702	$3.158516 $3.284679 $3.169095 $2.386072 $2.130925 $2.445238 $1.945547 $1.424159 $2.412649 $2.140177	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 33,015.401 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.530873 $2.430770 $1.910105 $1.537997 $1.729625 $1.400499 $0.911671 $1.914774 $1.857970 $1.638305	$2.395023 $2.530873 $2.430770 $1.910105 $1.537997 $1.729625 $1.400499 $0.911671 $1.914774 $1.857970	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,943.353 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.765263 $1.760102 $1.457955 $1.297074 $1.351386 $1.255873 $0.989224 $1.000000	$1.615525 $1.765263 $1.760102 $1.457955 $1.297074 $1.351386 $1.255873 $0.989224	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.215441 $1.188548 $1.067114 $0.969150 $0.968305 $0.879150 $0.663267 $0.964667 $1.000000	$1.104290 $1.215441 $1.188548 $1.067114 $0.969150 $0.968305 $0.879150 $0.663267 $0.964667	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.119412 $1.069028 $0.852636 $0.763581 $0.789334 $0.726181 $0.589359 $0.958762 $1.000000	$1.040215 $1.119412 $1.069028 $0.852636 $0.763581 $0.789334 $0.726181 $0.589359 $0.958762	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.270108 $1.239002 $1.107778 $1.011666 $1.070072 $1.002880 $0.988792	$1.222482 $1.270108 $1.239002 $1.107778 $1.011666 $1.070072 $1.002880	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.384617 $1.309495 $0.958251 $1.000000	$1.417771 $1.384617 $1.309495 $0.958251	0.000 0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.637302 $1.574418 $1.208522 $1.050917 $1.112831 $1.064489 $0.737098 $1.568020 $1.582701 $1.433493	$1.429941 $1.637302 $1.574418 $1.208522 $1.050917 $1.112831 $1.064489 $0.737098 $1.568020 $1.582701	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.143878 $2.865403 $2.220014 $1.941523 $2.019455 $1.645849 $1.165644 $2.124234 $1.785215 $1.611720	$3.188970 $3.143878 $2.865403 $2.220014 $1.941523 $2.019455 $1.645849 $1.165644 $2.124234 $1.785215	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.694469 $1.617301 $1.291791 $1.102661 $1.311428 $1.161339 $0.864644 $1.602829 $1.499500 $1.300600	$1.614416 $1.694469 $1.617301 $1.291791 $1.102661 $1.311428 $1.161339 $0.864644 $1.602829 $1.499500	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.405182 $2.659871 $1.926801 $1.630592 $1.863598 $1.402387 $0.880564 $1.489611 $1.490522 $1.350138	$2.300639 $2.405182 $2.659871 $1.926801 $1.630592 $1.863598 $1.402387 $0.880564 $1.489611 $1.490522	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.670814 $1.579182 $1.360551 $1.254804 $1.263576 $1.179051 $1.024574 $1.349448 $1.328377 $1.217344	$1.623780 $1.670814 $1.579182 $1.360551 $1.254804 $1.263576 $1.179051 $1.024574 $1.349448 $1.328377	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.926856 $1.066958 $0.887602 $0.768076 $0.879228 $0.829687 $0.619343 $1.062783 $1.000000	$0.847185 $0.926856 $1.066958 $0.887602 $0.768076 $0.879228 $0.829687 $0.619343 $1.062783	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.495389 $1.452017 $1.389691 $1.343934 $1.352264 $1.267372 $0.988465 $1.605198 $1.388395 $1.283534	$1.455640 $1.495389 $1.452017 $1.389691 $1.343934 $1.352264 $1.267372 $0.988465 $1.605198 $1.388395	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 6,199.485 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.740860 $1.718925 $1.653817 $1.444951 $1.413954 $1.289545 $0.898274 $1.232969 $1.240057 $1.146748	$1.628547 $1.740860 $1.718925 $1.653817 $1.444951 $1.413954 $1.289545 $0.898274 $1.232969 $1.240057	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.889784 $0.910199 $0.931098 $0.952583 $0.974377 $0.996753 $1.019563 $1.020986 $0.997075 $0.976290	$0.869828 $0.889784 $0.910199 $0.931098 $0.952583 $0.974377 $0.996753 $1.019563 $1.020986 $0.997075	0.000 0.000 0.000 0.000 0.000 0.000 0.000 73,898.297 138,242.297 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.179353 $1.155393 $1.212121 $1.182621 $1.127596 $1.106788 $1.086641 $1.034970 $1.001021 $0.993588	$1.150816 $1.179353 $1.155393 $1.212121 $1.182621 $1.127596 $1.106788 $1.086641 $1.034970 $1.001021	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.553973 $1.559331 $1.462256 $1.395644 $1.394793 $1.312585 $1.075040 $1.399371 $1.348817 $1.264181	$1.486461 $1.553973 $1.559331 $1.462256 $1.395644 $1.394793 $1.312585 $1.075040 $1.399371 $1.348817	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.874302 $1.871797 $1.515039 $1.379172 $1.496046 $1.334892 $1.054162 $1.790255 $1.703320 $1.511459	$1.793371 $1.874302 $1.871797 $1.515039 $1.379172 $1.496046 $1.334892 $1.054162 $1.790255 $1.703320	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.698897 $1.693769 $1.530219 $1.434869 $1.463531 $1.359372 $1.101950 $1.527528 $1.450650 $1.334304	$1.619565 $1.698897 $1.693769 $1.530219 $1.434869 $1.463531 $1.359372 $1.101950 $1.527528 $1.450650	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.796096 $1.793512 $1.541252 $1.428688 $1.495519 $1.361057 $1.088890 $1.660836 $1.579837 $1.423364	$1.711475 $1.796096 $1.793512 $1.541252 $1.428688 $1.495519 $1.361057 $1.088890 $1.660836 $1.579837	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.222953 $2.031580 $1.599576 $1.468172 $1.465861 $1.361363 $1.224724 $1.900351 $1.863272 $1.634379	$2.089701 $2.222953 $2.031580 $1.599576 $1.468172 $1.465861 $1.361363 $1.224724 $1.900351 $1.863272	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.437166 $1.446249 $1.294176 $1.205154 $1.283132 $1.196900 $1.000000	$1.387600 $1.437166 $1.446249 $1.294176 $1.205154 $1.283132 $1.196900	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.605901 $1.563566 $1.423761 $1.324086 $1.305597 $1.200632 $1.000000	$1.567834 $1.605901 $1.563566 $1.423761 $1.324086 $1.305597 $1.200632	0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.367672 $2.137899 $2.108886 $1.726413 $1.878958 $1.667079 $1.282223 $2.281359 $2.507320 $1.807285	$2.294250 $2.367672 $2.137899 $2.108886 $1.726413 $1.878958 $1.667079 $1.282223 $2.281359 $2.507320	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.976952 $1.007379 $0.916325 $0.833473 $0.922095 $0.855654 $0.676831 $1.087356 $1.025414 $1.000000	$0.936975 $0.976952 $1.007379 $0.916325 $0.833473 $0.922095 $0.855654 $0.676831 $1.087356 $1.025414	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.167028 $1.107184 $0.951641 $0.865458 $0.992650 $0.984931 $0.986553	$1.142186 $1.167028 $1.107184 $0.951641 $0.865458 $0.992650 $0.984931	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.274442 $2.332856 $1.719024 $1.616887 $1.776941 $1.360817 $0.869420 $1.660767 $1.390044 $1.297496	$2.106282 $2.274442 $2.332856 $1.719024 $1.616887 $1.776941 $1.360817 $0.869420 $1.660767 $1.390044	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.227584 $2.075641 $1.546518 $1.370999 $1.413373 $1.291243 $0.938904 $1.527393 $1.404338 $1.413934	$2.419446 $2.227584 $2.075641 $1.546518 $1.370999 $1.413373 $1.291243 $0.938904 $1.527393 $1.404338	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.045141 $1.017272 $1.063310 $1.038517 $1.000000	$1.025062 $1.045141 $1.017272 $1.063310 $1.038517	0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.103156 $1.887821 $1.461560 $1.288043 $1.311394 $1.168051 $0.924036 $1.513129 $1.484265 $1.320678	$2.048581 $2.103156 $1.887821 $1.461560 $1.288043 $1.311394 $1.168051 $0.924036 $1.513129 $1.484265	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.085045 $1.854985 $1.443428 $1.228247 $1.235071 $1.028698 $0.985137	$1.978259 $2.085045 $1.854985 $1.443428 $1.228247 $1.235071 $1.028698	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.111874 $1.070239 $1.039838 $0.989952 $1.000000	$1.082501 $1.111874 $1.070239 $1.039838 $0.989952	0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.173021 $1.147789 $1.053722 $0.994571 $1.002699 $0.926675 $0.813516 $1.000000	$1.126348 $1.173021 $1.147789 $1.053722 $0.994571 $1.002699 $0.926675 $0.813516	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.211762 $1.177890 $1.121227 $1.075961 $1.066785 $0.997328 $0.999938	$1.176375 $1.211762 $1.177890 $1.121227 $1.075961 $1.066785 $0.997328	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.187601 $1.168512 $1.006375 $0.922983 $0.954989 $0.864525 $0.717974 $1.000000	$1.120091 $1.187601 $1.168512 $1.006375 $0.922983 $0.954989 $0.864525 $0.717974	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.915116 $2.071239 $1.799183 $1.510396 $1.720944 $1.596014 $1.234692 $1.959722 $1.841701 $1.532659	$1.867512 $1.915116 $2.071239 $1.799183 $1.510396 $1.720944 $1.596014 $1.234692 $1.959722 $1.841701	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.320988 $2.244466 $1.552587 $1.378839 $1.500331 $1.207689 $0.968496 $1.561428 $1.585424 $1.370990	$2.528603 $2.320988 $2.244466 $1.552587 $1.378839 $1.500331 $1.207689 $0.968496 $1.561428 $1.585424	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.000566 $1.852143 $1.609055 $1.464675 $1.444108 $1.192487 $0.968657 $1.469806 $1.326386 $1.247750	$1.954357 $2.000566 $1.852143 $1.609055 $1.464675 $1.444108 $1.192487 $0.968657 $1.469806 $1.326386	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.033548 $0.980531 $0.896845 $0.908646 $0.962297 $1.019726 $0.998141	$0.984578 $1.033548 $0.980531 $0.896845 $0.908646 $0.962297 $1.019726	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$0.985808 $0.927567 $0.877347 $0.884163 $0.977377 $1.021477 $0.997247	$0.943622 $0.985808 $0.927567 $0.877347 $0.884163 $0.977377 $1.021477	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.000062 $0.961585 $0.842170 $0.855730 $0.990425 $1.020396 $0.996379	$0.943786 $1.000062 $0.961585 $0.842170 $0.855730 $0.990425 $1.020396	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.301875 $1.276440 $1.342931 $1.280234 $1.236068 $1.182481 $1.045059 $1.103076 $1.037254 $1.021247	$1.279185 $1.301875 $1.276440 $1.342931 $1.280234 $1.236068 $1.182481 $1.045059 $1.103076 $1.037254	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$0.984829 $0.974558 $1.102224 $1.060897 $1.000000	$0.935083 $0.984829 $0.974558 $1.102224 $1.060897	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.078850 $1.065248 $1.017785 $0.975186 $1.000000	$1.029692 $1.078850 $1.065248 $1.017785 $0.975186	0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.112644 $1.098513 $1.011360 $0.955474 $1.000000	$1.041113 $1.112644 $1.098513 $1.011360 $0.955474	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.140424 $1.130212 $0.992384 $0.915081 $1.000000	$1.041928 $1.140424 $1.130212 $0.992384 $0.915081	0.000 0.000 0.000 0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008	$1.712929 $1.669951 $1.255790 $1.107211 $1.165962 $0.917145 $0.656576 $1.000000	$1.628628 $1.712929 $1.669951 $1.255790 $1.107211 $1.165962 $0.917145 $0.656576	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 3, 1995	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.988381 $2.877453 $2.048453 $1.815936 $1.829933 $1.396380 $1.032666 $1.661318 $1.555483 $1.539750	$2.984127 $2.988381 $2.877453 $2.048453 $1.815936 $1.829933 $1.396380 $1.032666 $1.661318 $1.555483	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.170722 $2.023424 $1.558600 $1.364972 $1.432608 $1.232849 $0.869283 $1.538823 $1.445169 $1.343168	$2.082953 $2.170722 $2.023424 $1.558600 $1.364972 $1.432608 $1.232849 $0.869283 $1.538823 $1.445169	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.838103 $1.987309 $1.638577 $1.439800 $1.724012 $1.629936 $1.326757 $2.226969 $1.976560 $1.641334	$1.815439 $1.838103 $1.987309 $1.638577 $1.439800 $1.724012 $1.629936 $1.326757 $2.226969 $1.976560	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount Inception Date	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.292297 $1.189904 $0.918933 $0.830774 $0.882800 $0.766561 $0.606982 $1.150156 $1.011954 $1.000000	$1.349747 $1.292297 $1.189904 $0.918933 $0.830774 $0.882800 $0.766561 $0.606982 $1.150156 $1.011954	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.052245 $1.894252 $1.466552 $1.329459 $1.415605 $1.232655 $0.978314 $1.859593 $1.639549 $1.547439	$2.138718 $2.052245 $1.894252 $1.466552 $1.329459 $1.415605 $1.232655 $0.978314 $1.859593 $1.639549	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,658.253 0.000

Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.708430 $1.595250 $1.209535 $1.052896 $1.012949 $0.916404 $0.777073 $1.337293 $1.301597 $1.135370	$1.698000 $1.708430 $1.595250 $1.209535 $1.052896 $1.012949 $0.916404 $0.777073 $1.337293 $1.301597	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 309,700.147
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.680625 $1.506565 $1.122223 $0.981427 $1.040564 $0.966825 $0.719623 $1.220440 $1.096343 $1.125973	$1.825631 $1.680625 $1.506565 $1.122223 $0.981427 $1.040564 $0.966825 $0.719623 $1.220440 $1.096343	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 9,378.141
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.875483 $1.741064 $1.286786 $1.151525 $1.204600 $1.089754 $0.848035 $1.368781 $1.372044 $1.148888	$1.728421 $1.875483 $1.741064 $1.286786 $1.151525 $1.204600 $1.089754 $0.848035 $1.368781 $1.372044	0.000 11,352.406 0.000 0.000 0.000 0.000 0.000 0.000 0.000 337,618.063
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.205332 $2.204057 $1.959985 $1.813885 $1.917983 $1.778471 $1.497371 $1.896471 $1.654168 $1.448520	$2.145670 $2.205332 $2.204057 $1.959985 $1.813885 $1.917983 $1.778471 $1.497371 $1.896471 $1.654168	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 136,366.419

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.082870 $2.065869 $1.928126 $1.701390 $1.680202 $1.486339 $0.968454 $1.395557 $1.390712 $1.296528	$1.968064 $2.082870 $2.065869 $1.928126 $1.701390 $1.680202 $1.486339 $0.968454 $1.395557 $1.390712	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 55,836.712
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.385935 $1.285542 $1.099827 $0.977605 $1.037290 $0.898925 $0.663198 $1.000000	$1.362975 $1.385935 $1.285542 $1.099827 $0.977605 $1.037290 $0.898925 $0.663198	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.272578 $2.077095 $1.618641 $1.422407 $1.493081 $1.303097 $0.981635 $1.748171 $1.521016 $1.392877	$2.236170 $2.272578 $2.077095 $1.618641 $1.422407 $1.493081 $1.303097 $0.981635 $1.748171 $1.521016	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 170,698.666
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.652532 $1.554594 $1.241082 $1.082104 $1.097058 $0.974207 $0.765437 $1.366054 $1.376703 $1.171382	$1.550695 $1.652532 $1.554594 $1.241082 $1.082104 $1.097058 $0.974207 $0.765437 $1.366054 $1.376703	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 176,708.250
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.630606 $1.498951 $1.124757 $1.003412 $1.024276 $0.843890 $0.672988 $1.303547 $1.050384 $1.005752	$1.708161 $1.630606 $1.498951 $1.124757 $1.003412 $1.024276 $0.843890 $0.672988 $1.303547 $1.050384	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 21,387.716
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.817555 $2.711766 $2.036752 $1.814490 $2.077047 $1.648564 $1.203812 $2.034339 $1.800162 $1.634275	$2.715974 $2.817555 $2.711766 $2.036752 $1.814490 $2.077047 $1.648564 $1.203812 $2.034339 $1.800162	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 112,701.595

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.032676 $1.947523 $1.526626 $1.226212 $1.375631 $1.111150 $0.721555 $1.511759 $1.463296 $1.287159	$1.928277 $2.032676 $1.947523 $1.526626 $1.226212 $1.375631 $1.111150 $0.721555 $1.511759 $1.463296	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 103,791.729
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.238452 $1.208086 $1.082009 $0.980277 $0.977035 $0.884913 $0.665990 $0.966259 $1.000000	$1.127955 $1.238452 $1.208086 $1.082009 $0.980277 $0.977035 $0.884913 $0.665990 $0.966259	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.140620 $1.086619 $0.864540 $0.772338 $0.796441 $0.730930 $0.591768 $0.960326 $1.000000	$1.062523 $1.140620 $1.086619 $0.864540 $0.772338 $0.796441 $0.730930 $0.591768 $0.960326	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.393695 $1.314867 $0.959848 $1.000000	$1.430572 $1.393695 $1.314867 $0.959848	0.000 0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.292129 $1.239466 $0.949092 $0.823287 $0.869657 $0.829842 $0.573217 $1.216392 $1.224776 $1.106608	$1.131244 $1.292129 $1.239466 $0.949092 $0.823287 $0.869657 $0.829842 $0.573217 $1.216392 $1.224776	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 32,733.508
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.707991 $2.462098 $1.902897 $1.660099 $1.722514 $1.400411 $0.989399 $1.798630 $1.507857 $1.358004	$2.753564 $2.707991 $2.462098 $1.902897 $1.660099 $1.722514 $1.400411 $0.989399 $1.798630 $1.507857	0.000 11,024.312 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.329455 $1.265807 $1.008569 $0.858793 $1.018901 $0.900081 $0.668488 $1.236153 $1.153613 $0.998152	$1.269745 $1.329455 $1.265807 $1.008569 $0.858793 $1.018901 $0.900081 $0.668488 $1.236153 $1.153613	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 70,912.293
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.898059 $2.093911 $1.513125 $1.277365 $1.456348 $1.093260 $0.684789 $1.155587 $1.153454 $1.042272	$1.820010 $1.898059 $2.093911 $1.513125 $1.277365 $1.456348 $1.093260 $0.684789 $1.155587 $1.153454	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 230,964.648
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.594824 $1.503672 $1.292335 $1.188962 $1.194347 $1.111728 $0.963708 $1.266160 $1.243331 $1.136630	$1.553726 $1.594824 $1.503672 $1.292335 $1.188962 $1.194347 $1.111728 $0.963708 $1.266160 $1.243331	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 138,948.885
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.944425 $1.084523 $0.900007 $0.776893 $0.887144 $0.835113 $0.621878 $1.064515 $1.000000	$0.865360 $0.944425 $1.084523 $0.900007 $0.776893 $0.887144 $0.835113 $0.621878 $1.064515	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.526644 $1.475883 $1.405201 $1.351179 $1.354248 $1.264538 $0.982847 $1.588997 $1.367001 $1.257866	$1.494842 $1.526644 $1.475883 $1.405201 $1.351179 $1.354248 $1.264538 $0.982847 $1.588997 $1.367001	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 128,883.576
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 2, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.937086 $1.901173 $1.820088 $1.582695 $1.541541 $1.399117 $0.969712 $1.323057 $1.325749 $1.219367	$1.818015 $1.937086 $1.901173 $1.820088 $1.582695 $1.541541 $1.399117 $0.969712 $1.323057 $1.325749	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 85,713.431

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Initial Class(4) Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.920422 $0.939244 $0.958448 $0.978153 $0.998096 $1.018499 $1.038057 $1.034631 $1.005394 $0.979599	$0.901979 $0.920422 $0.939244 $0.958448 $0.978153 $0.998096 $1.018499 $1.038057 $1.034631 $1.005394	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 88,151.175
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.316279 $1.283510 $1.339783 $1.300515 $1.233305 $1.205510 $1.177615 $1.116295 $1.074313 $1.061562	$1.291117 $1.316279 $1.283510 $1.339783 $1.300515 $1.233305 $1.205510 $1.177615 $1.116295 $1.074313	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.532427 $1.530345 $1.427973 $1.356219 $1.348157 $1.262981 $1.029244 $1.332706 $1.278547 $1.192085	$1.472254 $1.532427 $1.530345 $1.427973 $1.356219 $1.348157 $1.262981 $1.029244 $1.332706 $1.278547	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 569,986.990
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.640491 $1.629646 $1.311439 $1.188718 $1.282529 $1.138575 $0.895031 $1.513235 $1.433274 $1.264999	$1.576501 $1.640491 $1.629646 $1.311439 $1.188718 $1.282529 $1.138575 $0.895031 $1.513235 $1.433274	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 263,492.324
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.616712 $1.605444 $1.443478 $1.346197 $1.365731 $1.262698 $1.019424 $1.405279 $1.328550 $1.216120	$1.548949 $1.616712 $1.605444 $1.443478 $1.346197 $1.365731 $1.262698 $1.019424 $1.405279 $1.328550	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,634,144.114
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.646394 $1.638016 $1.400187 $1.291539 $1.345027 $1.217615 $0.969554 $1.471687 $1.393195 $1.248898	$1.577292 $1.646394 $1.638016 $1.400187 $1.291539 $1.345027 $1.217615 $0.969554 $1.471687 $1.393195	0.000 11,322.434 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,366,405.117

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.919946 $1.746736 $1.368617 $1.250246 $1.241859 $1.147457 $1.027267 $1.585851 $1.546799 $1.349983	$1.813749 $1.919946 $1.746736 $1.368617 $1.250246 $1.241859 $1.147457 $1.027267 $1.585851 $1.546799	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 51,023.147
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.457201 $1.462843 $1.305835 $1.213027 $1.288367 $1.198851 $1.000000	$1.410398 $1.457201 $1.462843 $1.305835 $1.213027 $1.288367 $1.198851	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.357460 $1.318454 $1.197634 $1.111050 $1.092869 $1.002548 $0.993349	$1.328529 $1.357460 $1.318454 $1.197634 $1.111050 $1.092869 $1.002548	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.442350 $2.194708 $2.155723 $1.756553 $1.901584 $1.677684 $1.283243 $2.272956 $2.486548 $1.783433	$2.378873 $2.442350 $2.194708 $2.155723 $1.756553 $1.901584 $1.677684 $1.283243 $2.272956 $2.486548	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 83,173.081
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.997921 $1.026472 $0.931412 $0.845113 $0.932693 $0.863371 $0.681270 $1.091801 $1.027079 $1.000000	$0.959431 $0.997921 $1.026472 $0.931412 $0.845113 $0.932693 $0.863371 $0.681270 $1.091801 $1.027079	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.836082 $1.873452 $1.374025 $1.285608 $1.406270 $1.071732 $0.681183 $1.294385 $1.078130 $1.001015	$1.708653 $1.836082 $1.873452 $1.374025 $1.285608 $1.406270 $1.071732 $0.681183 $1.294385 $1.078130	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 20,640.076

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Initial Class Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.855570 $1.722138 $1.276252 $1.125127 $1.155416 $1.050300 $0.760145 $1.231562 $1.127164 $1.128060	$2.025627 $1.855570 $1.722138 $1.276252 $1.125127 $1.155416 $1.050300 $0.760145 $1.231562 $1.127164	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 41,664.743
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.853665 $1.656664 $1.275757 $1.119062 $1.133581 $1.004383 $0.790935 $1.288469 $1.257952 $1.113224	$1.815084 $1.853665 $1.656664 $1.275757 $1.119062 $1.133581 $1.004383 $0.790935 $1.288469 $1.257952	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 141,289.389
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.111290 $1.873752 $1.454481 $1.234613 $1.238443 $1.028991 $0.985143	$2.008067 $2.111290 $1.873752 $1.454481 $1.234613 $1.238443 $1.028991	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.145346 $1.077432 $1.005271 $1.000000	$1.099032 $1.145346 $1.077432 $1.005271	0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.201301 $1.133250 $1.000348 $1.000000	$1.142441 $1.201301 $1.133250 $1.000348	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.192365 $1.163861 $1.065864 $1.003566 $1.009293 $0.930482 $0.814860 $1.000000	$1.147733 $1.192365 $1.163861 $1.065864 $1.003566 $1.009293 $0.930482 $0.814860	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.227044 $1.189834 $1.129832 $1.081544 $1.069707 $0.997612 $0.999944	$1.194129 $1.227044 $1.189834 $1.129832 $1.081544 $1.069707 $0.997612	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.207106 $1.184799 $1.017919 $0.931286 $0.961242 $0.868056 $0.719152 $1.000000	$1.141286 $1.207106 $1.184799 $1.017919 $0.931286 $0.961242 $0.868056 $0.719152	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.565387 $1.684650 $1.455806 $1.216304 $1.379994 $1.274485 $0.980238 $1.546026 $1.445581 $1.198628	$1.535100 $1.565387 $1.684650 $1.455806 $1.216304 $1.379994 $1.274485 $0.980238 $1.546026 $1.445581	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 105,296.286
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.955974 $1.883015 $1.296183 $1.144880 $1.240333 $0.993235 $0.792432 $1.270934 $1.283834 $1.105017	$2.142621 $1.955974 $1.883015 $1.296183 $1.144880 $1.240333 $0.993235 $0.792432 $1.270934 $1.283834	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 255,192.051
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.019130 $1.859526 $1.606907 $1.456897 $1.429019 $1.174907 $0.949337 $1.433277 $1.287627 $1.204080	$1.982814 $2.019130 $1.859526 $1.606907 $1.456897 $1.429019 $1.174907 $0.949337 $1.433277 $1.287627	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 10,862.854
TA Multi-Managed Balanced - Service Class Subaccount Inception Date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.572689 $1.452455 $1.258732 $1.142985 $1.124192 $1.000000	$1.540121 $1.572689 $1.452455 $1.258732 $1.142985 $1.124192	0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.474146 $1.437198 $1.504982 $1.428177 $1.371400 $1.305589 $1.148224 $1.205487 $1.129276 $1.105810	$1.454497 $1.474146 $1.437198 $1.504982 $1.428177 $1.371400 $1.305589 $1.148224 $1.205487 $1.129276	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 300,120.061
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.080623 $1.064394 $1.014482 $1.000000	$1.033908 $1.080623 $1.064394 $1.014482	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.123243 $1.106265 $1.016011 $1.000000	$1.053592 $1.123243 $1.106265 $1.016011	0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.177840 $1.164433 $1.019941 $1.000000	$1.078749 $1.177840 $1.164433 $1.019941	0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.247100 $3.149129 $2.357463 $2.067284 $2.167177 $1.695816 $1.208389 $2.085599 $1.726024 $1.475004	$3.101911 $3.247100 $3.149129 $2.357463 $2.067284 $2.167177 $1.695816 $1.208389 $2.085599 $1.726024	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.423880 $2.321531 $1.644388 $1.450644 $1.455682 $1.105063 $0.813043 $1.301679 $1.212035 $1.193999	$2.432983 $2.423880 $2.321531 $1.644388 $1.450644 $1.455682 $1.105063 $0.813043 $1.301679 $1.212035	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 287,923.462
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.064457 $1.915332 $1.468496 $1.279556 $1.336019 $1.144053 $0.802895 $1.414830 $1.321746 $1.222445	$1.991143 $2.064457 $1.915332 $1.468496 $1.279556 $1.336019 $1.144053 $0.802895 $1.414830 $1.321746	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.585601 $1.706594 $1.400618 $1.224370 $1.457831 $1.371410 $1.111759 $1.854990 $1.637677 $1.353085	$1.574197 $1.585601 $1.706594 $1.400618 $1.224370 $1.457831 $1.371410 $1.111759 $1.854990 $1.637677	0.000 11,129.975 0.000 0.000 0.000 0.000 0.000 0.000 0.000 87,345.703
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.939259 $1.781237 $1.372240 $1.237543 $1.311824 $1.136308 $0.897561 $1.696592 $1.489071 $1.397725	$2.030433 $1.939259 $1.781237 $1.372240 $1.237543 $1.311824 $1.136308 $0.897561 $1.696592 $1.489071	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 203,150.587

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.669132 $1.592625 $1.399856 $1.262014 $1.330376 $1.232706 $1.012300 $1.000000	$1.654327 $1.669132 $1.592625 $1.399856 $1.262014 $1.330376 $1.232706 $1.012300	0.000 0.000 27,932.517 29,337.456 29,700.512 30,056.948 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.071465 $1.933294 $1.465123 $1.274754 $1.225782 $1.108421 $0.939422 $1.615870 $1.571957 $1.370533	$2.059804 $2.071465 $1.933294 $1.465123 $1.274754 $1.225782 $1.108421 $0.939422 $1.615870 $1.571957	12,412.512 13,136.057 13,327.571 12,481.231 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.054540 $1.840855 $1.370558 $1.198015 $1.269578 $1.179043 $0.877151 $1.486858 $1.335013 $1.370428	$2.232891 $2.054540 $1.840855 $1.370558 $1.198015 $1.269578 $1.179043 $0.877151 $1.486858 $1.335013	0.000 0.000 0.000 0.000 0.000 0.000 7,395.549 7,371.451 12,948.430 13,056.800
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.552319 $1.506733 $1.246157 $1.097305 $1.108122 $1.007586 $0.989768	$1.538650 $1.552319 $1.506733 $1.246157 $1.097305 $1.108122 $1.007586	0.000 48.906 35,666.748 27,001.052 28,759.054 30,181.112 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.086716 $1.055974 $1.104093 $1.072026 $1.033538 $0.993302 $1.000889	$1.065205 $1.086716 $1.055974 $1.104093 $1.072026 $1.033538 $0.993302	18,815.971 42,250.545 42,804.290 42,255.001 22,961.165 0.000 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.691580 $1.594788 $1.253982 $1.088270 $1.162985 $1.002444 $0.986471	$1.766943 $1.691580 $1.594788 $1.253982 $1.088270 $1.162985 $1.002444	0.000 8,520.443 8,682.746 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.707247 $1.578646 $1.209692 $1.053486 $1.097757 $1.007829 $0.986792	$1.693134 $1.707247 $1.578646 $1.209692 $1.053486 $1.097757 $1.007829	0.000 8,989.394 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.126493 $1.183816 $0.995631 $0.863939 $1.027239 $0.979961 $0.982902	$1.051313 $1.126493 $1.183816 $0.995631 $0.863939 $1.027239 $0.979961	0.000 8,856.370 13,673.356 0.000 0.000 0.000 0.000
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.334463 $2.166088 $1.600131 $1.431236 $1.496482 $1.353147 $1.052489 $1.697953 $1.701163 $1.423778	$2.152468 $2.334463 $2.166088 $1.600131 $1.431236 $1.496482 $1.353147 $1.052489 $1.697953 $1.701163	0.000 8,770.492 0.000 0.000 0.000 0.000 0.000 0.000 68,455.695 110,127.254
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.735892 $2.732964 $2.429133 $2.246966 $2.374759 $2.200946 $1.852161 $2.344666 $2.044101 $1.789107	$2.663181 $2.735892 $2.732964 $2.429133 $2.246966 $2.374759 $2.200946 $1.852161 $2.344666 $2.044101	0.000 0.000 0.000 0.000 0.000 0.000 0.000 12,004.149 11,381.829 19,295.043
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.979814 $1.962693 $1.830935 $1.614828 $1.593933 $1.409319 $0.917825 $1.321947 $1.316716 $1.226947	$1.871599 $1.979814 $1.962693 $1.830935 $1.614828 $1.593933 $1.409319 $0.917825 $1.321947 $1.316716	0.000 4,938.978 15,120.203 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.390498 $1.289153 $1.102363 $0.979368 $1.038655 $0.899667 $0.663418 $1.000000	$1.368136 $1.390498 $1.289153 $1.102363 $0.979368 $1.038655 $0.899667 $0.663418	0.000 0.000 0.000 82,807.723 83,670.376 84,440.499 85,199.566 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.613586 $2.387601 $1.859698 $1.633434 $1.713753 $1.494952 $1.125627 $2.003619 $1.742412 $1.594841	$2.572972 $2.613586 $2.387601 $1.859698 $1.633434 $1.713753 $1.494952 $1.125627 $2.003619 $1.742412	0.000 9,812.290 14,202.005 0.000 0.000 0.000 6,057.904 6,038.232 16,418.899 38,284.385

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.005473 $1.885699 $1.504685 $1.311282 $1.328759 $1.179385 $0.926193 $1.652131 $1.664181 $1.415316	$1.882810 $2.005473 $1.885699 $1.504685 $1.311282 $1.328759 $1.179385 $0.926193 $1.652131 $1.664181	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 86,080.886 91,850.937
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.113239 $1.941679 $1.456242 $1.298500 $1.324847 $1.090989 $0.869615 $1.683580 $1.355936 $1.297697	$2.214842 $2.113239 $1.941679 $1.456242 $1.298500 $1.324847 $1.090989 $0.869615 $1.683580 $1.355936	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.399346 $3.270105 $2.454908 $2.185936 $2.501006 $1.984089 $1.448116 $2.445989 $2.163353 $1.963029	$3.278395 $3.399346 $3.270105 $2.454908 $2.185936 $2.501006 $1.984089 $1.448116 $2.445989 $2.163353	0.000 0.000 0.000 0.000 0.000 0.000 4,734.801 4,719.315 18,846.536 32,942.236
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.619123 $2.508153 $1.965138 $1.577656 $1.769039 $1.428212 $0.926986 $1.941190 $1.878038 $1.651177	$2.485829 $2.619123 $2.508153 $1.965138 $1.577656 $1.769039 $1.428212 $0.926986 $1.941190 $1.878038	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 7,630.162 20,039.151
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.797323 $1.786825 $1.475758 $1.309051 $1.359873 $1.260066 $0.989628 $1.000000	$1.649699 $1.797323 $1.786825 $1.475758 $1.309051 $1.359873 $1.260066 $0.989628	0.000 11,422.984 29,136.832 65,333.371 68,676.942 54,728.060 39,581.406 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.243139 $1.212049 $1.085023 $0.982521 $0.978794 $0.886076 $0.666535 $0.966569 $1.000000	$1.132780 $1.243139 $1.212049 $1.085023 $0.982521 $0.978794 $0.886076 $0.666535 $0.966569	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.144910 $1.090162 $0.866941 $0.774108 $0.797876 $0.731897 $0.592261 $0.960642 $1.000000	$1.067040 $1.144910 $1.090162 $0.866941 $0.774108 $0.797876 $0.731897 $0.592261 $0.960642	0.000 9,874.868 9,948.250 10,021.336 10,103.555 0.000 0.000 0.000 7,478.037
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.289313 $1.254053 $1.117951 $1.017960 $1.073573 $1.003223 $0.988800	$1.244607 $1.289313 $1.254053 $1.117951 $1.017960 $1.073573 $1.003223	0.000 50,960.180 85,889.332 80,702.800 83,125.629 31,141.397 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.395539 $1.315956 $0.960163 $1.000000	$1.433164 $1.395539 $1.315956 $0.960163	0.000 0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.694452 $1.624606 $1.243394 $1.078055 $1.138226 $1.085592 $0.749502 $1.589682 $1.599838 $1.444778	$1.484206 $1.694452 $1.624606 $1.243394 $1.078055 $1.138226 $1.085592 $0.749502 $1.589682 $1.599838	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 71,044.521 92,240.781
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.253573 $2.956683 $2.284024 $1.991619 $2.065498 $1.678444 $1.185241 $2.153572 $1.804538 $1.624397	$3.309946 $3.253573 $2.956683 $2.284024 $1.991619 $2.065498 $1.678444 $1.185241 $2.153572 $1.804538	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.753606 $1.668837 $1.329046 $1.131125 $1.341342 $1.184350 $0.879183 $1.624967 $1.515715 $1.310830	$1.675672 $1.753606 $1.668837 $1.329046 $1.131125 $1.341342 $1.184350 $0.879183 $1.624967 $1.515715	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.489036 $2.744527 $1.982307 $1.672619 $1.906034 $1.430124 $0.895355 $1.510170 $1.506637 $1.360745	$2.387860 $2.489036 $2.744527 $1.982307 $1.672619 $1.906034 $1.430124 $0.895355 $1.510170 $1.506637	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.729125 $1.629499 $1.399786 $1.287179 $1.292390 $1.202404 $1.041800 $1.368091 $1.342760 $1.226918	$1.685388 $1.729125 $1.629499 $1.399786 $1.287179 $1.292390 $1.202404 $1.041800 $1.368091 $1.342760	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.947986 $1.088080 $0.902519 $0.778682 $0.888745 $0.836210 $0.622392 $1.064874 $1.000000	$0.869050 $0.947986 $1.088080 $0.902519 $0.778682 $0.888745 $0.836210 $0.622392 $1.064874	0.000 3,066.864 3,089.655 3,112.352 3,137.885 0.000 0.000 0.000 17,015.555
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.547539 $1.498245 $1.429746 $1.378584 $1.383060 $1.292440 $1.005059 $1.627346 $1.403407 $1.293626	$1.510827 $1.547539 $1.498245 $1.429746 $1.378584 $1.383060 $1.292440 $1.005059 $1.627346 $1.403407	9,586.106 189,895.151 292,837.835 291,361.686 222,282.536 20,741.218 0.000 0.000 1,565.283 1,573.772
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.801578 $1.773664 $1.701475 $1.482204 $1.446171 $1.315063 $0.913370 $1.249994 $1.253484 $1.155773	$1.690307 $1.801578 $1.773664 $1.701475 $1.482204 $1.446171 $1.315063 $0.913370 $1.249994 $1.253484	0.000 0.000 0.000 11,637.691 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.920859 $0.939231 $0.957970 $0.977190 $0.996632 $1.016514 $1.036718 $1.035117 $1.007888 $0.983994	$0.902849 $0.920859 $0.939231 $0.957970 $0.977190 $0.996632 $1.016514 $1.036718 $1.035117 $1.007888	0.000 0.000 0.000 0.000 16,502.040 235,643.390 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725 $1.104917 $1.049269 $1.011863 $1.001405	$1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725 $1.104917 $1.049269 $1.011863	0.000 0.000 0.000 17,401.232 454,343.992 182,055.852 98,561.663 0.000 103,254.657 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725 $1.104917 $1.049269 $1.011863 $1.001405	$1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725 $1.104917 $1.049269 $1.011863	0.000 0.000 0.000 0.000 0.000 0.000 25,345.362 268,618.869 103,254.657 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2015	$9.999457	$9.492901	0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.608221 $1.609026 $1.504440 $1.431668 $1.426614 $1.338595 $1.093129 $1.418718 $1.363426 $1.274130	$1.542866 $1.608221 $1.609026 $1.504440 $1.431668 $1.426614 $1.338595 $1.093129 $1.418718 $1.363426	10,159.978 43,205.551 61,943.358 218,245.527 275,086.197 178,609.716 171,768.883 340,270.923 443,442.168 353,805.187
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.939695 $1.931415 $1.558709 $1.414746 $1.530148 $1.361319 $1.071875 $1.814984 $1.721757 $1.523349	$1.861397 $1.939695 $1.931415 $1.558709 $1.414746 $1.530148 $1.361319 $1.071875 $1.814984 $1.721757	0.000 0.000 0.000 0.000 0.000 0.000 188,538.236 205,326.175 633,882.852 449,976.160
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.758135 $1.747696 $1.574321 $1.471873 $1.496877 $1.386267 $1.120464 $1.548620 $1.466346 $1.344798	$1.680974 $1.758135 $1.747696 $1.574321 $1.471873 $1.496877 $1.386267 $1.120464 $1.548620 $1.466346	140,928.197 860,539.427 970,212.007 1,554,329.064 1,521,530.042 679,577.424 1,215,639.778 828,735.695 536,394.170 587,612.154
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.858813 $1.850702 $1.585737 $1.465576 $1.529645 $1.388041 $1.107219 $1.683809 $1.596951 $1.434575	$1.776448 $1.858813 $1.850702 $1.585737 $1.465576 $1.529645 $1.388041 $1.107219 $1.683809 $1.596951	0.000 56,257.064 181,796.436 797,853.772 1,129,029.835 1,143,630.336 1,590,197.997 1,352,322.926 2,895,502.314 2,953,597.032

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.300497 $2.096289 $1.645690 $1.506038 $1.499261 $1.388309 $1.245302 $1.926592 $1.883431 $1.647225	$2.168963 $2.300497 $2.096289 $1.645690 $1.506038 $1.499261 $1.388309 $1.245302 $1.926592 $1.883431	0.000 0.000 0.000 0.000 0.000 0.000 5,753.954 5,735.344 21,023.860 21,529.145
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.900929 $9.998372	$9.374353 $9.900929	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.861041 $9.998372	$9.178822 $9.861041	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.461294 $1.466217 $1.308202 $1.214619 $1.289421 $1.199247 $1.000000	$1.415050 $1.461294 $1.466217 $1.308202 $1.214619 $1.289421 $1.199247	6,644.548 530,237.387 1,118,113.642 1,284,112.489 1,172,490.319 582,534.882 224,063.697
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.632886 $1.585178 $1.439207 $1.334505 $1.312019 $1.202998 $1.000000	$1.598882 $1.632886 $1.585178 $1.439207 $1.334505 $1.312019 $1.202998	30,830.292 287,341.904 389,396.931 404,915.823 377,202.253 109,496.068 14,799.727
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.450251 $2.205984 $2.169653 $1.770920 $1.921752 $1.700055 $1.303760 $2.312845 $2.534421 $1.821483	$2.381251 $2.450251 $2.205984 $2.169653 $1.770920 $1.921752 $1.700055 $1.303760 $2.312845 $2.534421	0.000 887.581 3,179.641 12,491.084 0.000 0.000 0.000 0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.002193 $1.030359 $0.934481 $0.847472 $0.934834 $0.864938 $0.682168 $1.092699 $1.027415 $1.000000	$0.964004 $1.002193 $1.030359 $0.934481 $0.847472 $0.934834 $0.864938 $0.682168 $1.092699 $1.027415	0.000 91,943.189 183,016.042 395,410.292 402,760.132 312,416.754 256,349.992 22,988.119 51,948.173 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.184710 $1.120658 $0.960410 $0.870855 $0.995916 $0.985270 $0.986561	$1.162899 $1.184710 $1.120658 $0.960410 $0.870855 $0.995916 $0.985270	0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.353824 $2.407199 $1.768610 $1.658628 $1.817472 $1.387778 $0.884047 $1.683721 $1.405104 $1.307712	$2.186205 $2.353824 $2.407199 $1.768610 $1.658628 $1.817472 $1.387778 $0.884047 $1.683721 $1.405104	0.000 4,088.444 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.305283 $2.141727 $1.591079 $1.406351 $1.445577 $1.316798 $0.954687 $1.548476 $1.419516 $1.425030	$2.511209 $2.305283 $2.141727 $1.591079 $1.406351 $1.445577 $1.316798 $0.954687 $1.548476 $1.419516	0.000 11,722.667 7,009.633 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.056467 $1.025286 $1.068543 $1.040550 $1.000000	$1.039212 $1.056467 $1.025286 $1.068543 $1.040550	19,416.783 43,518.459 44,151.689 43,635.008 23,655.744
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date July 2, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.176543 $1.947962 $1.503707 $1.321284 $1.341301 $1.191179 $0.939564 $1.534022 $1.500317 $1.331059	$2.126300 $2.176543 $1.947962 $1.503707 $1.321284 $1.341301 $1.191179 $0.939564 $1.534022 $1.500317	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.116612 $1.877556 $1.456707 $1.235895 $1.239127 $1.029054 $0.985145	$2.014122 $2.116612 $1.877556 $1.456707 $1.235895 $1.239127 $1.029054	0.000 5,256.770 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.123925 $1.078660 $1.044944 $0.991877 $1.000000	$1.097460 $1.123925 $1.078660 $1.044944 $0.991877	60,112.749 95,445.424 105,393.597 376,446.635 166,398.869
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.146831 $1.078303 $1.005607 $1.000000	$1.100996 $1.146831 $1.078303 $1.005607	0.000 116,800.835 146,982.939 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.202879 $1.134178 $1.000675 $1.000000	$1.144511 $1.202879 $1.134178 $1.000675	0.000 26,005.323 26,500.718 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.196238 $1.167073 $1.068293 $1.005354 $1.010594 $0.931235 $0.815125 $1.000000	$1.152020 $1.196238 $1.167073 $1.068293 $1.005354 $1.010594 $0.931235 $0.815125	0.000 626,538.671 741,094.821 656,076.046 522,188.532 12,532.098 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.230120 $1.192236 $1.131562 $1.082666 $1.070290 $0.997673 $0.999946	$1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290 $0.997673	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.211068 $1.188116 $1.020265 $0.932973 $0.962507 $0.868778 $0.719388 $1.000000	$1.145591 $1.211068 $1.188116 $1.020265 $0.932973 $0.962507 $0.868778 $0.719388	0.000 15,757.093 224,343.262 0.000 0.000 0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.173114 $1.107483 $0.988353 $1.000000	$1.112824 $1.173114 $1.107483 $0.988353	0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.981898 $2.137183 $1.851021 $1.549329 $1.760129 $1.627585 $1.255425 $1.986760 $1.861607 $1.544702	$1.938312 $1.981898 $2.137183 $1.851021 $1.549329 $1.760129 $1.627585 $1.255425 $1.986760 $1.861607	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 14,525.801 5,986.554
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.401937 $2.315949 $1.597346 $1.414403 $1.534525 $1.231606 $0.984780 $1.582990 $1.602581 $1.381774	$2.624488 $2.401937 $2.315949 $1.597346 $1.414403 $1.534525 $1.231606 $0.984780 $1.582990 $1.602581	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.070399 $1.911167 $1.655462 $1.502471 $1.477040 $1.216116 $0.984952 $1.490120 $1.340751 $1.257570	$2.028513 $2.070399 $1.911167 $1.655462 $1.502471 $1.477040 $1.216116 $0.984952 $1.490120 $1.340751	10,910.235 11,546.213 28,104.676 41,389.714 30,770.368 67,122.535 52,034.250 52,651.620 53,078.143 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.049202 $0.992468 $0.905090 $0.914306 $0.965451 $1.020080 $0.998149	$1.002433 $1.049202 $0.992468 $0.905090 $0.914306 $0.965451 $1.020080	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.000787 $0.938893 $0.885453 $0.889689 $0.980601 $1.021832 $0.997255	$0.960778 $1.000787 $0.938893 $0.885453 $0.889689 $0.980601 $1.021832	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.015226 $0.973304 $0.849935 $0.861075 $0.993687 $1.020750 $0.996387	$0.960915 $1.015226 $0.973304 $0.849935 $0.861075 $0.993687 $1.020750	0.000 30,748.867 16,010.048 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.347303 $1.317099 $1.381645 $1.313249 $1.264241 $1.205885 $1.062622 $1.118307 $1.048482 $1.029279	$1.327721 $1.347303 $1.317099 $1.381645 $1.313249 $1.264241 $1.205885 $1.062622 $1.118307 $1.048482	52,990.305 613,024.811 669,726.037 790,965.105 742,815.004 75,489.106 50,492.265 0.000 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$0.995490 $0.982216 $1.107636 $1.062964 $1.000000	$0.947987 $0.995490 $0.982216 $1.107636 $1.062964	51,958.242 53,032.662 54,084.370 40,389.092 0.000
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.085784 $0.117575 $0.218481 $0.315837 $0.402430 $0.560486 $1.000000	$0.077974 $0.085784 $0.117575 $0.218481 $0.315837 $0.402430 $0.560486	0.000 105,190.749 107,194.482 148,419.816 111,140.120 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.090531 $1.073625 $1.022771 $0.977077 $1.000000	$1.043900 $1.090531 $1.073625 $1.022771 $0.977077	0.000 88,610.542 92,082.786 97,229.348 103,065.257
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.124692 $1.107151 $1.016336 $0.957342 $1.000000	$1.055470 $1.124692 $1.107151 $1.016336 $0.957342	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.152771 $1.139099 $0.997255 $0.916867 $1.000000	$1.056306 $1.152771 $1.139099 $0.997255 $0.916867	0.000 13,302.601 13,556.008 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008	$1.748240 $1.699370 $1.274168 $1.120100 $1.176077 $0.922394 $0.658398 $1.000000	$1.667100 $1.748240 $1.699370 $1.274168 $1.120100 $1.176077 $0.922394 $0.658398	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.092612 $2.969090 $2.107490 $1.862762 $1.871617 $1.424005 $1.050007 $1.684240 $1.572309 $1.551860	$3.097301 $3.092612 $2.969090 $2.107490 $1.862762 $1.871617 $1.424005 $1.050007 $1.684240 $1.572309	0.000 3,407.285 2,664.207 0.000 0.000 0.000 0.000 0.000 5,866.443 2,711.429
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.246441 $2.087867 $1.603525 $1.400171 $1.465249 $1.257249 $0.883883 $1.560058 $1.460796 $1.353720	$2.161945 $2.246441 $2.087867 $1.603525 $1.400171 $1.465249 $1.257249 $0.883883 $1.560058 $1.460796	0.000 2,828.658 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.902282 $2.050674 $1.685868 $1.476982 $1.763333 $1.662230 $1.349067 $2.257740 $1.997959 $1.654255	$1.884357 $1.902282 $2.050674 $1.685868 $1.476982 $1.763333 $1.662230 $1.349067 $2.257740 $1.997959	0.000 61.374 8,060.406 0.000 0.000 0.000 0.000 0.000 4,935.055 5,545.198
TA WMC US Growth - Initial Class Subaccount Inception Date	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.323759 $1.215296 $0.935799 $0.843534 $0.893727 $0.773764 $0.610890 $1.154157 $1.012481 $1.000000	$1.386672 $1.323759 $1.215296 $0.935799 $0.843534 $0.893727 $0.773764 $0.610890 $1.154157 $1.012481	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.123824 $1.954562 $1.508818 $1.363745 $1.447850 $1.257040 $0.994743 $1.885253 $1.657273 $1.559602	$2.219824 $2.123824 $1.954562 $1.508818 $1.363745 $1.447850 $1.257040 $0.994743 $1.885253 $1.657273	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367 $1.000000	$1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367	27,429.005 47,195.029 47,195.029 49,390.290 50,536.682 26,744.458 63,727.345 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640 $0.989770	$1.543249 $1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640	1,201,574.452 1,216,928.007 1,216,928.007 1,218,633.207 1,219,804.416 1,201,574.452 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361 $1.000891	$1.068415 $1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638 $1.000000	$1.373291 $1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638	331,154.398 333,967.695 338,591.500 349,110.020 329,250.655 330,164.316 181,968.857 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698 $1.000000	$1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698	26,399.867 44,705.918 44,705.918 46,739.029 26,247.751 26,201.141 510,576.825 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281 $0.988801	$1.248333 $1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date August 16, 2010	2015 2014 2013 2012 2011 2010	$1.174412 $1.136447 $1.083955 $1.044657 $1.047539 $1.000000	$1.147118 $1.174412 $1.136447 $1.083955 $1.044657 $1.047539	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008	$0.891605 $0.908945 $0.926620 $0.944739 $0.963061 $0.981792 $1.000804 $1.000000	$0.874591 $0.891605 $0.908945 $0.926620 $0.944739 $0.963061 $0.981792 $1.000804	192,882.733 18,472.781 17,977.768 18,598.955 82,642.283 207,637.729 2,131,405.253 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008	$1.141522 $1.114497 $1.165209 $1.132940 $1.076537 $1.053056 $1.030339 $1.000000	$1.117720 $1.141522 $1.114497 $1.165209 $1.132940 $1.076537 $1.053056 $1.030339	12,455.427 12,453.457 12,114.117 16,692.902 16,244.901 16,812.371 13,025.572 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2015	$9.999471	$9.496038	0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.171569 $1.171584 $1.094890 $1.041413 $1.037227 $0.972755 $0.793990 $1.000000	$1.124515 $1.171569 $1.171584 $1.094890 $1.041413 $1.037227 $0.972755 $0.793990	139,581.819 139,581.819 203,416.368 203,576.352 417,342.590 586,838.867 420,033.768 64,638.500
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.203395 $1.195664 $1.076523 $1.005964 $1.022550 $0.946527 $0.764658 $1.000000	$1.151140 $1.203395 $1.195664 $1.076523 $1.005964 $1.022550 $0.946527 $0.764658	489,909.470 490,773.661 567,738.444 567,740.158 683,984.222 685,433.405 817,897.028 154,109.907
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.205678 $1.199825 $1.027546 $0.949221 $0.990224 $0.898123 $0.716069 $1.000000	$1.152819 $1.205678 $1.199825 $1.027546 $0.949221 $0.990224 $0.898123 $0.716069	5,626,149.605 6,600,972.000 6,940,529.509 6,920,182.893 6,857,511.448 7,126,145.167 6,655,850.072 2,498,539.513
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.901652 $9.998413	$9.379647 $9.901652	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.861758 $9.998413	$9.184016 $9.861758	0.000 0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008	$1.008782 $1.036633 $0.939715 $0.851811 $0.939166 $0.868514 $0.684650 $1.000000	$0.970829 $1.008782 $1.036633 $0.939715 $0.851811 $0.939166 $0.868514 $0.684650	542,445.360 545,856.395 651,719.759 651,515.322 661,954.106 449,486.403 447,997.049 183,574.315
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389 $1.000000	$1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389	29,813.282 30,008.389 30,204.230 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727 $0.999947	$1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630 $1.000000	$1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630	206,540.103 204,854.299 204,867.372 156,744.627 156,744.627 147,071.307 147,110.726 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.545393 $1.425843 $1.234467 $1.119835 $1.100340 $0.905514 $0.733029 $1.000000	$1.514870 $1.545393 $1.425843 $1.234467 $1.119835 $1.100340 $0.905514 $0.733029	56,633.947 57,442.447 59,098.291 66,383.597 68,879.326 72,380.240 52,216.120 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.167274 $1.140554 $1.195869 $1.136107 $1.093181 $1.042214 $0.917950 $1.000000	$1.150872 $1.167274 $1.140554 $1.195869 $1.136107 $1.093181 $1.042214 $0.917950	203,397.845 204,633.677 244,708.326 249,799.255 229,313.514 230,031.466 234,004.071 39,511.282
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date December 9, 2011	2015 2014 2013 2012 2011	$1.092476 $1.075010 $1.023603 $0.977398 $1.000000	$1.046280 $1.092476 $1.075010 $1.023603 $0.977398	0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456 $1.012578 $1.000000	$1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456 $1.012578	0.000 0.000 8,360.139 30,334.769 37,886.129 16,389.050 8,028.917 0.000
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.762414 $1.641621 $1.241644 $1.078183 $1.034740 $0.933832 $0.789906 $1.356010 $1.316563 $1.145620	$1.755936 $1.762414 $1.641621 $1.241644 $1.078183 $1.034740 $0.933832 $0.789906 $1.356010 $1.316563	0.000 47,279.201 47,831.738 45,790.758 46,663.088 0.000 0.000 0.000 0.000 8,462.198

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.733656 $1.550310 $1.151979 $1.004963 $1.062913 $0.985173 $0.731485 $1.237498 $1.108921 $1.136120	$1.887853 $1.733656 $1.550310 $1.151979 $1.004963 $1.062913 $0.985173 $0.731485 $1.237498 $1.108921	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 22,856.873 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.567931 $1.518910 $1.253785 $1.101851 $1.110539 $1.007817 $0.989774	$1.557171 $1.567931 $1.518910 $1.253785 $1.101851 $1.110539 $1.007817	0.000 37,593.533 363,460.169 374,998.367 385,024.482 331,432.622 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.097698 $1.064558 $1.110897 $1.076491 $1.035813 $0.993531 $1.000895	$1.078059 $1.097698 $1.064558 $1.110897 $1.076491 $1.035813 $0.993531	4,061.725 45,275.255 75,209.609 72,316.357 75,747.238 66,039.212 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.708576 $1.607663 $1.261635 $1.092758 $1.165523 $1.002679 $0.986477	$1.788188 $1.708576 $1.607663 $1.261635 $1.092758 $1.165523 $1.002679	0.000 73,168.820 74,154.665 75,423.105 75,495.002 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.724459 $1.591427 $1.217099 $1.057856 $1.100155 $1.008062 $0.986798	$1.713557 $1.724459 $1.591427 $1.217099 $1.057856 $1.100155 $1.008062	112,390.905 185,078.360 165,285.968 34,688.154 34,196.237 0.000 0.000
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.137826 $1.193390 $1.001726 $0.867527 $1.029486 $0.980191 $0.982907	$1.063980 $1.137826 $1.193390 $1.001726 $0.867527 $1.029486 $0.980191	0.000 33,932.579 34,329.085 32,867.869 33,488.278 0.000 0.000
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.934796 $1.791722 $1.320981 $1.179211 $1.230539 $1.110497 $0.862057 $1.387998 $1.387875 $1.159303	$1.787474 $1.934796 $1.791722 $1.320981 $1.179211 $1.230539 $1.110497 $0.862057 $1.387998 $1.387875	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 42,774.264 71,240.627

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.274936 $2.268051 $2.011950 $1.857390 $1.959188 $1.812235 $1.522053 $1.922993 $1.673181 $1.461597	$2.218821 $2.274936 $2.268051 $2.011950 $1.857390 $1.959188 $1.812235 $1.522053 $1.922993 $1.673181	0.000 0.000 0.000 0.000 0.000 0.000 2,497.246 20,745.825 84,035.515 71,321.179
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.148630 $2.125871 $1.979273 $1.742218 $1.716320 $1.514573 $0.984438 $1.415102 $1.406716 $1.308245	$2.035183 $2.148630 $2.125871 $1.979273 $1.742218 $1.716320 $1.514573 $0.984438 $1.415102 $1.406716	0.000 3,628.082 3,870.644 3,938.544 27,251.823 23,261.642 23,261.642 0.000 0.000 15,532.237
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.408805 $1.303562 $1.112499 $0.986432 $1.044104 $0.902620 $0.664291 $1.000000	$1.388876 $1.408805 $1.303562 $1.112499 $0.986432 $1.044104 $0.902620 $0.664291	0.000 9,648.069 18,432.299 207,553.204 209,751.284 190,745.207 192,782.722 32,032.159
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.344362 $2.137450 $1.661602 $1.456560 $1.525190 $1.327858 $0.997835 $1.772645 $1.538520 $1.405466	$2.312472 $2.344362 $2.137450 $1.661602 $1.456560 $1.525190 $1.327858 $0.997835 $1.772645 $1.538520	83,414.882 160,476.195 145,091.456 44,209.062 44,802.594 47,798.346 48,273.391 66,628.995 87,488.781 24,700.100
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.704706 $1.599737 $1.273999 $1.108069 $1.120632 $0.992706 $0.778067 $1.385163 $1.392518 $1.181956	$1.603578 $1.704706 $1.599737 $1.273999 $1.108069 $1.120632 $0.992706 $0.778067 $1.385163 $1.392518	0.000 0.000 0.000 0.000 0.000 0.000 9,588.897 9,519.386 17,069.626 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.682108 $1.542513 $1.154603 $1.027506 $1.046301 $0.859926 $0.684095 $1.321792 $1.062459 $1.014833	$1.766452 $1.682108 $1.542513 $1.154603 $1.027506 $1.046301 $0.859926 $0.684095 $1.321792 $1.062459	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.906484 $2.790496 $2.090762 $1.858017 $2.121670 $1.679865 $1.223665 $2.062803 $1.820851 $1.649015	$2.808578 $2.906484 $2.790496 $2.090762 $1.858017 $2.121670 $1.679865 $1.223665 $2.062803 $1.820851	0.000 0.000 0.000 0.000 0.000 0.000 1,370.910 1,361.329 33,446.695 65,596.864
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.096921 $2.004139 $1.567161 $1.255672 $1.405243 $1.132287 $0.733474 $1.532933 $1.480144 $1.298798	$1.994112 $2.096921 $2.004139 $1.567161 $1.255672 $1.405243 $1.132287 $0.733474 $1.532933 $1.480144	0.000 74,678.880 75,770.615 23,673.846 24,114.146 0.000 1,806.971 1,794.088 7,380.949 16,141.955
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890 $0.989903 $1.000000	$1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890 $0.989903	0.000 9,205.132 83,350.231 99,357.727 114,280.168 58,888.515 19,094.079 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.262024 $1.228050 $1.097186 $0.991582 $0.985890 $0.890743 $0.668732 $0.967845 $1.000000	$1.152255 $1.262024 $1.228050 $1.097186 $0.991582 $0.985890 $0.890743 $0.668732 $0.967845	0.000 19,093.924 19,368.317 19,640.847 15,852.545 11,522.347 12,447.164 12,447.164 12,447.164
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.162295 $1.104552 $0.876671 $0.781246 $0.803660 $0.735749 $0.594212 $0.961906 $1.000000	$1.085375 $1.162295 $1.104552 $0.876671 $0.781246 $0.803660 $0.735749 $0.594212 $0.961906	0.000 13,108.657 13,985.079 14,616.399 14,808.005 0.000 3,957.098 3,928.828 7,021.547
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.302286 $1.264203 $1.124799 $1.022183 $1.075922 $1.003453 $0.988806	$1.259611 $1.302286 $1.264203 $1.124799 $1.022183 $1.075922 $1.003453	0.000 24,883.988 109,357.391 104,777.043 124,182.409 53,402.782 12,456.986
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.402898 $1.320309 $0.961445 $1.000000	$1.443552 $1.402898 $1.320309 $0.961445	0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.333001 $1.275552 $0.974332 $0.843097 $0.888410 $0.845657 $0.582704 $1.233469 $1.238907 $1.116640	$1.169892 $1.333001 $1.275552 $0.974332 $0.843097 $0.888410 $0.845657 $0.582704 $1.233469 $1.238907	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 6,907.463
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.793515 $2.533632 $1.953385 $1.699947 $1.759544 $1.427028 $1.005732 $1.823801 $1.525205 $1.370267	$2.847495 $2.793515 $2.533632 $1.953385 $1.699947 $1.759544 $1.427028 $1.005732 $1.823801 $1.525205	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 15,584.055 3,601.066
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.371451 $1.302599 $1.035342 $0.879417 $1.040797 $0.917171 $0.679515 $1.253455 $1.166880 $1.007177	$1.313077 $1.371451 $1.302599 $1.035342 $0.879417 $1.040797 $0.917171 $0.679515 $1.253455 $1.166880	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 37,433.964
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.958025 $2.154771 $1.553292 $1.308045 $1.487677 $1.114037 $0.696096 $1.171768 $1.166718 $1.051684	$1.882127 $1.958025 $2.154771 $1.553292 $1.308045 $1.487677 $1.114037 $0.696096 $1.171768 $1.166718	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 43,159.015
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.645188 $1.547360 $1.326630 $1.217509 $1.220033 $1.132857 $0.979621 $1.283895 $1.257638 $1.146906	$1.606727 $1.645188 $1.547360 $1.326630 $1.217509 $1.220033 $1.132857 $0.979621 $1.283895 $1.257638	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 73,440.496
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.962368 $1.102413 $0.912612 $0.785838 $0.895164 $0.840606 $0.624431 $1.066262 $1.000000	$0.883960 $0.962368 $1.102413 $0.912612 $0.785838 $0.895164 $0.840606 $0.624431 $1.066262	0.000 9,522.888 10,159.560 10,618.178 10,757.373 0.000 9,018.126 8,953.833 15,977.033

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.574863 $1.518776 $1.442494 $1.383625 $1.383377 $1.288567 $0.999077 $1.611254 $1.382738 $1.269236	$1.545843 $1.574863 $1.518776 $1.442494 $1.383625 $1.383377 $1.288567 $0.999077 $1.611254 $1.382738	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 10,075.475
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.583423 $1.529972 $1.457166 $1.402252 $1.404061 $1.309504 $1.016333 $1.642351 $1.413552 $1.300420	$1.548906 $1.583423 $1.529972 $1.457166 $1.402252 $1.404061 $1.309504 $1.016333 $1.642351 $1.413552	15,292.406 850,852.261 989,507.276 949,552.079 929,933.490 50,700.613 0.000 0.000 2,074.293 2,084.918
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.998259 $1.956418 $1.868386 $1.620695 $1.574694 $1.425705 $0.985729 $1.341611 $1.341031 $1.230410	$1.880031 $1.998259 $1.956418 $1.868386 $1.620695 $1.574694 $1.425705 $0.985729 $1.341611 $1.341031	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 17,867.651
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.843355 $1.811243 $1.734128 $1.507691 $1.468157 $1.332433 $0.923616 $1.261535 $1.262547 $1.161857	$1.732901 $1.843355 $1.811243 $1.734128 $1.507691 $1.468157 $1.332433 $0.923616 $1.261535 $1.262547	0.000 1,633.468 1,979.204 1,922.844 1,914.488 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Initial Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.949515 $0.966565 $0.983914 $1.001668 $1.019591 $1.037883 $1.055212 $1.049155 $1.017004 $0.988484	$0.932754 $0.949515 $0.966565 $0.983914 $1.001668 $1.019591 $1.037883 $1.055212 $1.049155 $1.017004	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 215,064.552
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.942212 $0.959117 $0.976319 $0.993936 $1.011740 $1.029906 $1.048328 $1.044644 $1.015159 $0.989153	$0.925596 $0.942212 $0.959117 $0.976319 $0.993936 $1.011740 $1.029906 $1.048328 $1.044644 $1.015159	0.000 0.000 370,239.346 105,679.540 63,539.649 398,059.063 8,394.417 102,127.536 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.357900 $1.320848 $1.375383 $1.331776 $1.259858 $1.228445 $1.197073 $1.131946 $1.086692 $1.071159	$1.335195 $1.357900 $1.320848 $1.375383 $1.331776 $1.259858 $1.228445 $1.197073 $1.131946 $1.086692	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 30,777.326
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.058956 $1.019177 $1.006674	$1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.058956 $1.019177	0.000 44,299.456 26,831.902 48,987.851 206,527.705 136,652.067 24,586.443 23,913.154 36,804.443 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.058956 $1.019177 $1.006674	$1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.058956 $1.019177	0.000 0.000 0.000 0.000 0.000 30,985.556 156,980.896 200,661.259 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2015	$9.999511	$9.505430	0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.580804 $1.574803 $1.465859 $1.388767 $1.377141 $1.286970 $1.046217 $1.351352 $1.293240 $1.202844	$1.522459 $1.580804 $1.574803 $1.465859 $1.388767 $1.377141 $1.286970 $1.046217 $1.351352 $1.293240	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 504,307.235
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.645501 $1.643102 $1.533280 $1.456240 $1.448252 $1.356226 $1.105362 $1.431771 $1.373273 $1.280824	$1.581726 $1.645501 $1.643102 $1.533280 $1.456240 $1.448252 $1.356226 $1.105362 $1.431771 $1.373273	207,770.812 872,546.886 1,052,504.997 1,462,925.058 1,390,411.612 642,059.029 479,146.755 316,733.905 214,126.184 82,791.642

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.692280 $1.676970 $1.346223 $1.217246 $1.310081 $1.160190 $0.909787 $1.534391 $1.449726 $1.276402	$1.630257 $1.692280 $1.676970 $1.346223 $1.217246 $1.310081 $1.160190 $0.909787 $1.534391 $1.449726	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.984722 $1.972381 $1.588650 $1.439076 $1.553408 $1.379306 $1.083908 $1.831726 $1.734202 $1.531359	$1.908353 $1.984722 $1.972381 $1.588650 $1.439076 $1.553408 $1.379306 $1.083908 $1.831726 $1.734202	0.000 0.000 0.000 0.000 166,087.433 166,087.433 166,087.433 166,087.433 4,402.056 74,147.510
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.667707 $1.652027 $1.481721 $1.378467 $1.395050 $1.286654 $1.036230 $1.424937 $1.343815 $1.227090	$1.601730 $1.667707 $1.652027 $1.481721 $1.378467 $1.395050 $1.286654 $1.036230 $1.424937 $1.343815	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,000,460.922
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.798877 $1.784689 $1.604492 $1.497127 $1.519577 $1.404545 $1.133012 $1.562871 $1.476927 $1.351853	$1.723312 $1.798877 $1.784689 $1.604492 $1.497127 $1.519577 $1.404545 $1.133012 $1.562871 $1.476927	696,420.975 3,003,695.732 4,015,501.530 3,989,524.368 4,035,529.834 1,519,389.463 1,155,574.690 761,185.063 658,939.489 583,092.883
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.698384 $1.685606 $1.437351 $1.322564 $1.373976 $1.240775 $0.985584 $1.492329 $1.409255 $1.260212	$1.631085 $1.698384 $1.685606 $1.437351 $1.322564 $1.373976 $1.240775 $0.985584 $1.492329 $1.409255	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 465,090.985
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.901848 $1.889829 $1.616089 $1.490698 $1.552816 $1.406322 $1.119595 $1.699284 $1.608453 $1.442088	$1.821144 $1.901848 $1.889829 $1.616089 $1.490698 $1.552816 $1.406322 $1.119595 $1.699284 $1.608453	0.000 374,186.606 557,161.033 2,157,604.869 2,539,634.867 2,818,638.699 4,797,561.409 3,777,940.203 3,625,069.354 3,038,371.068

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.980626 $1.797527 $1.404961 $1.280286 $1.268583 $1.169286 $1.044240 $1.608082 $1.564629 $1.362205	$1.875662 $1.980626 $1.797527 $1.404961 $1.280286 $1.268583 $1.169286 $1.044240 $1.608082 $1.564629	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.353796 $2.140654 $1.677234 $1.531880 $1.522005 $1.406606 $1.259233 $1.944314 $1.897007 $1.655859	$2.223573 $2.353796 $2.140654 $1.677234 $1.531880 $1.522005 $1.406606 $1.259233 $1.944314 $1.897007	0.000 6,929.060 7,392.326 7,516.264 7,614.800 84,711.251 43,022.991 6,575.175 34,991.636 48,280.986
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.903806 $9.998534	$9.395511 $9.903806	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.863908 $9.998534	$9.199535 $9.863908	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.477608 $1.479690 $1.317636 $1.220978 $1.293642 $1.200822 $1.000000	$1.433665 $1.477608 $1.479690 $1.317636 $1.220978 $1.293642 $1.200822	155,684.323 2,113,418.815 4,508,171.347 4,851,653.380 4,920,778.203 2,509,430.647 329,123.084
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.651132 $1.599752 $1.449592 $1.341484 $1.316306 $1.204569 $1.000000	$1.619910 $1.651132 $1.599752 $1.449592 $1.341484 $1.316306 $1.204569	87,420.603 453,042.666 555,920.279 542,557.983 451,178.901 100,482.327 4,150.862
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.519433 $2.258442 $2.212882 $1.798690 $1.942441 $1.709535 $1.304410 $2.304749 $2.515119 $1.799524	$2.459987 $2.519433 $2.258442 $2.212882 $1.798690 $1.942441 $1.709535 $1.304410 $2.304749 $2.515119	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 9,472.819
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.507069 $2.252712 $2.211273 $1.801333 $1.950932 $1.722493 $1.318381 $2.334170 $2.552750 $1.831065	$2.441262 $2.507069 $2.252712 $2.211273 $1.801333 $1.950932 $1.722493 $1.318381 $2.334170 $2.552750	0.000 12,838.680 13,221.426 12,929.918 13,142.175 0.000 0.000 0.000 6,036.768 6,050.635

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.019382 $1.045988 $0.946795 $0.856962 $0.943458 $0.871200 $0.685764 $1.096293 $1.028754 $1.000000	$0.982472 $1.019382 $1.045988 $0.946795 $0.856962 $0.943458 $0.871200 $0.685764 $1.096293 $1.028754	0.000 69,347.377 104,393.427 215,490.378 413,116.394 450,242.097 1,232,088.909 1,234,845.793 986,828.043 149,404.243
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496 $0.986567	$1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496	0.000 19,744.623 24,420.563 27,559.317 28,276.107 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.894113 $1.927933 $1.410517 $1.316497 $1.436545 $1.092131 $0.692441 $1.312530 $1.090551 $1.010076	$1.766983 $1.894113 $1.927933 $1.410517 $1.316497 $1.436545 $1.092131 $0.692441 $1.312530 $1.090551	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.408449 $2.458228 $1.802560 $1.687128 $1.845080 $1.406099 $0.893953 $1.699228 $1.415249 $1.314576	$2.241343 $2.408449 $2.458228 $1.802560 $1.687128 $1.845080 $1.406099 $0.893953 $1.699228 $1.415249	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.914192 $1.772192 $1.310124 $1.152141 $1.180264 $1.070273 $0.772700 $1.248820 $1.140144 $1.138277	$2.094749 $1.914192 $1.772192 $1.310124 $1.152141 $1.180264 $1.070273 $0.772700 $1.248820 $1.140144	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 12,851.858
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.358715 $2.187072 $1.621594 $1.430495 $1.467518 $1.334166 $0.965373 $1.562727 $1.429758 $1.432514	$2.574459 $2.358715 $2.187072 $1.621594 $1.430495 $1.467518 $1.334166 $0.965373 $1.562727 $1.429758	0.000 5,097.573 5,438.389 5,542.167 5,614.823 51,783.276 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.064092 $1.030658 $1.072035 $1.041900 $1.000000	$1.048770 $1.064092 $1.030658 $1.072035 $1.041900	22,416.240 29,000.311 30,637.883 31,460.581 39,765.449
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.912244 $1.704831 $1.309645 $1.145963 $1.157996 $1.023504 $0.804014 $1.306535 $1.272441 $1.123296	$1.877039 $1.912244 $1.704831 $1.309645 $1.145963 $1.157996 $1.023504 $0.804014 $1.306535 $1.272441	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.226990 $1.989207 $1.532527 $1.343951 $1.361635 $1.206866 $0.950074 $1.548137 $1.511147 $1.338044	$2.179852 $2.226990 $1.989207 $1.532527 $1.343951 $1.361635 $1.206866 $0.950074 $1.548137 $1.511147	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.138000 $1.892795 $1.465660 $1.241043 $1.241848 $1.029290 $0.985150	$2.038479 $2.138000 $1.892795 $1.465660 $1.241043 $1.241848 $1.029290	12,010.102 12,713.690 12,903.594 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.132050 $1.084328 $1.048376 $0.993167 $1.000000	$1.107570 $1.132050 $1.084328 $1.048376 $0.993167	649,811.483 1,562,743.435 1,731,750.813 1,570,235.919 1,019,436.446
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.152857 $1.081846 $1.006923 $1.000000	$1.108963 $1.152857 $1.081846 $1.006923	238,718.417 284,919.626 300,424.072 243,371.146
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.209192 $1.137899 $1.001982 $1.000000	$1.152775 $1.209192 $1.137899 $1.001982	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286 $0.816191 $1.000000	$1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286 $0.816191	929,536.946 1,457,154.460 1,701.228.688 1,478,715.193 991,746.200 523,300.802 428,511.404 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901 $0.999951	$1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901	25,607.456 89,314.337 120,536.700 121,320.498 64,459.130 31,248.854 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619 $0.720336 $1.000000	$1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619 $0.720336	42,675.901 422,795.257 530,309.162 554,724.841 417,867.472 199,546.838 38,496.677 0.000
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.178397 $1.110286 $0.988910 $1.000000	$1.120037 $1.178397 $1.110286 $0.988910	197,726.172 657,586.921 183,567.041 80,643.930
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.614836 $1.733620 $1.494444 $1.245517 $1.409677 $1.298712 $0.996430 $1.567689 $1.462224 $1.209466	$1.587482 $1.614836 $1.733620 $1.494444 $1.245517 $1.409677 $1.298712 $0.996430 $1.567689 $1.462224	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.027842 $2.182426 $1.886504 $1.575925 $1.786830 $1.649029 $1.269470 $2.005032 $1.875035 $1.552796	$1.987147 $2.027842 $2.182426 $1.886504 $1.575925 $1.786830 $1.649029 $1.269470 $2.005032 $1.875035	36,168.534 34,782.902 33,930.685 0.000 0.000 0.000 4,773.296 4,738.798 8,405.138 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.017767 $1.937758 $1.330605 $1.172387 $1.267018 $1.012124 $0.805520 $1.288745 $1.298625 $1.115022	$2.215735 $2.017767 $1.937758 $1.330605 $1.172387 $1.267018 $1.012124 $0.805520 $1.288745 $1.298625	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.457615 $2.364977 $1.627962 $1.438676 $1.557811 $1.247848 $0.995802 $1.597549 $1.614131 $1.389017	$2.690595 $2.457615 $2.364977 $1.627962 $1.438676 $1.557811 $1.247848 $0.995802 $1.597549 $1.614131	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 30,985.653

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.082857 $1.913500 $1.649495 $1.491839 $1.459709 $1.197206 $0.964991 $1.453333 $1.302425 $1.214951	$2.050411 $2.082857 $1.913500 $1.649495 $1.491839 $1.459709 $1.197206 $0.964991 $1.453333 $1.302425	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.118340 $1.951598 $1.687164 $1.528234 $1.499432 $1.232127 $0.995965 $1.503827 $1.350408 $1.264158	$2.079569 $2.118340 $1.951598 $1.687164 $1.528234 $1.499432 $1.232127 $0.995965 $1.503827 $1.350408	0.000 130,736.406 168,036.301 148,104.419 187,042.023 36,855.958 25,360.941 49,904.397 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318 $0.998154	$1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318	310,667.526 321,533.069 335,183.838 192,153.525 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067 $0.997261	$0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987 $0.996392	$0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.520743 $1.478995 $1.544955 $1.462495 $1.400929 $1.330428 $1.167202 $1.222403 $1.142296 $1.115824	$1.504156 $1.520743 $1.478995 $1.544955 $1.462495 $1.400929 $1.330428 $1.167202 $1.222403 $1.142296	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 12,041.868
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.378556 $1.345012 $1.408160 $1.335805 $1.283433 $1.221804 $1.074549 $1.128642 $1.056081 $1.034705	$1.361177 $1.378556 $1.345012 $1.408160 $1.335805 $1.283433 $1.221804 $1.074549 $1.128642 $1.056081	269,875.558 531,521.246 717,634.147 987,772.481 1,094,332.710 626,939.281 354,748.368 126,990.968 60,754.715 20,711.531

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.002677 $0.987371 $1.111260 $1.064340 $1.000000	$0.956708 $1.002677 $0.987371 $1.111260 $1.064340	123,008.128 166,405.321 202,966.337 206,154.591 37,534.136
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.086744 $0.118656 $0.220060 $0.317488 $0.403747 $0.561223 $1.000000	$0.078994 $0.086744 $0.118656 $0.220060 $0.317488 $0.403747 $0.561223	0.000 73,811.066 64,779.831 353,544.427 408,835.485 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.098391 $1.079252 $1.026124 $0.978354 $1.000000	$1.053501 $1.098391 $1.079252 $1.026124 $0.978354	0.000 167,374.816 420,583.623 487,641.524 441,867.292
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.132814 $1.112966 $1.019665 $0.958587 $1.000000	$1.065181 $1.132814 $1.112966 $1.019665 $0.958587	896,705.199 1,103,594.005 989,870.995 385,688.106 108,916.216
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.161109 $1.145081 $1.000532 $0.918066 $1.000000	$1.066043 $1.161109 $1.145081 $1.000532 $0.918066	22,690.328 33,933.819 35,364.581 45,712.780 12,302.604
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.349588 $3.240572 $2.419989 $2.116896 $2.213754 $1.728017 $1.228326 $2.114769 $1.726024 $1.488323	$3.207683 $3.349588 $3.240572 $2.419989 $2.116896 $2.213754 $1.728017 $1.228326 $2.114769 $1.726024	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008	$1.772248 $1.719330 $1.286608 $1.128808 $1.182908 $0.925936 $0.659621 $1.000000	$1.693315 $1.772248 $1.719330 $1.286608 $1.128808 $1.182908 $0.925936 $0.659621	14,285.478 77,026.911 78,910.042 2,389.680 2,876.597 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.500430 $2.388972 $1.688023 $1.485472 $1.486982 $1.126075 $0.826476 $1.319913 $1.225996 $1.177805	$2.515985 $2.500430 $2.388972 $1.688023 $1.485472 $1.486982 $1.126075 $0.826476 $1.319913 $1.225996	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 28,005.748 5,983.298

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.164286 $3.031938 $2.147901 $1.894745 $1.900032 $1.442802 $1.061784 $1.699765 $1.583665 $1.559996	$3.175305 $3.164286 $3.031938 $2.147901 $1.894745 $1.900032 $1.442802 $1.061784 $1.699765 $1.583665	0.000 3,524.005 3,759.613 3,825.558 3,875.708 0.000 1,665,.891 1,654.046 23,886.070 29,724.128
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.129636 $1.970963 $1.507453 $1.310268 $1.364748 $1.165796 $0.816158 $1.434654 $1.336957 $1.233494	$2.059052 $2.129636 $1.970963 $1.507453 $1.310268 $1.364748 $1.165796 $0.816158 $1.434654 $1.336957	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 13,652.391
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.298568 $2.132121 $1.634299 $1.424230 $1.487513 $1.273847 $0.893804 $1.574465 $1.471367 $1.360851	$2.216467 $2.298568 $2.132121 $1.634299 $1.424230 $1.487513 $1.273847 $0.893804 $1.574465 $1.471367	32,974.129 34,871.344 36,341.678 0.000 0.000 47,130.807 49,221.949 52,346.622 48,776.277 0.000
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.635677 $1.756187 $1.437792 $1.253779 $1.489191 $1.397487 $1.130128 $1.880996 $1.656541 $1.204790	$1.627899 $1.635677 $1.756187 $1.437792 $1.253779 $1.489191 $1.397487 $1.130128 $1.880996 $1.656541	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,665.903
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.946365 $2.094079 $1.718178 $1.502319 $1.790060 $1.684119 $1.364159 $2.278505 $2.012367 $1.662924	$1.931816 $1.946365 $2.094079 $1.718178 $1.502319 $1.790060 $1.684119 $1.364159 $2.278505 $2.012367	0.000 0.000 0.000 0.000 0.000 12,310.277 11,999.643 12,671.094 11,363.858 8,254.258
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.000540 $1.833024 $1.408682 $1.267286 $1.340066 $1.157925 $0.912395 $1.720380 $1.506227 $1.410366	$2.099729 $2.000540 $1.833024 $1.408682 $1.267286 $1.340066 $1.157925 $0.912395 $1.720380 $1.506227	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 4,389.478

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.173134 $1.996020 $1.537808 $1.387204 $1.469877 $1.273661 $1.005909 $1.902647 $1.669256 $1.567795	$2.275825 $2.173134 $1.996020 $1.537808 $1.387204 $1.469877 $1.273661 $1.005909 $1.902647 $1.669256	0.000 10,970.142 11,703.584 11,909.319 12,065.453 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B(2) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.635443 $1.519616 $1.146547 $0.993144 $0.950792 $0.855967 $0.722264 $1.236841 $1.197896 $1.039808	$1.633456 $1.635443 $1.519616 $1.146547 $0.993144 $0.950792 $0.855967 $0.722264 $1.236841 $1.197896	1,373,301.680 1,688,988.414 1,856,868.991 1,757,989.773 1,700,473.585 1,861,372.354 2,122,408.122 2,171,260.972 2,551,626.402 3,289,390.373
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.330745 $1.187087 $0.879919 $0.765726 $0.807891 $0.746965 $0.553250 $0.933656 $0.834587 $0.852963	$1.452676 $1.330745 $1.187087 $0.879919 $0.765726 $0.807891 $0.746965 $0.553250 $0.933656 $0.834587	897,151.244 1,002,710.012 1,248,802.910 1,423,374.074 2,034,000.483 2,295,332.573 2,179,227.634 2,003,522.399 2,436,112.393 2,806,593.797
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.074981 $2.840605 $2.089154 $1.860343 $1.936582 $1.743381 $1.350022 $2.168287 $2.162738 $1.802129	$2.847834 $3.074981 $2.840605 $2.089154 $1.860343 $1.936582 $1.743381 $1.350022 $2.168287 $2.162738	2,535,333.814 3,551,640.042 4,225,254.986 4,572,229.792 5,281,191.429 5,745,328.726 6,262,873.823 6,973,120.937 8,869,508.645 13,625,309.689
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.594145 $1.585420 $1.402951 $1.291978 $1.359440 $1.254385 $1.050950 $1.324512 $1.149609 $1.001774	$1.558655 $1.594145 $1.585420 $1.402951 $1.291978 $1.359440 $1.254385 $1.050950 $1.324512 $1.149609	3,500,857.158 4,529,923.755 5,039,841.505 5,271,910.667 5,992,438.852 6,677,682.714 6,747,432.913 6,928,247.505 4,984,558.590 5,615,536.487

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.189572 $2.161063 $2.007092 $1.762348 $1.731892 $1.524554 $0.988496 $1.417432 $1.405554 $1.303966	$2.079072 $2.189572 $2.161063 $2.007092 $1.762348 $1.731892 $1.524554 $0.988496 $1.417432 $1.405554	526,010.214 760,305.094 872,580.536 1,390,416.298 1,012,224.083 1,475,595.470 1,330,553.052 1,189,910.278 1,588,535.326 2,245,702.076
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.432111 $1.321867 $1.125360 $0.995374 $1.050978 $0.906333 $0.665388 $1.000000	$1.415330 $1.432111 $1.321867 $1.125360 $0.995374 $1.050978 $0.906333 $0.665388	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.982886 $1.803440 $1.398505 $1.222909 $1.277401 $1.109404 $0.831633 $1.473743 $1.275926 $1.162724	$1.960735 $1.982886 $1.803440 $1.398505 $1.222909 $1.277401 $1.109404 $0.831633 $1.473743 $1.275926	4,058,851.055 4,639,353.435 4,807,095.572 5,311,677.779 5,407,209.433 6,211,481.160 6,514,540.755 7,320,153.868 7,803,463.099 10,687,429.963
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.773105 $1.659832 $1.318619 $1.144045 $1.154180 $1.019922 $0.797426 $1.416129 $1.420132 $1.202448	$1.672038 $1.773105 $1.659832 $1.318619 $1.144045 $1.154180 $1.019922 $0.797426 $1.416129 $1.420132	1,556,742.834 1,942,436.531 2,140,509.640 2,347,817.852 2,860,028.480 2,972,119.345 3,073,775.832 3,464,818.574 4,022,756.031 5,420,393.323
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.388663 $1.270284 $0.948503 $0.842013 $0.855314 $0.701231 $0.556480 $1.072563 $0.860003 $0.819443	$1.461882 $1.388663 $1.270284 $0.948503 $0.842013 $0.855314 $0.701231 $0.556480 $1.072563 $0.860003	556,621.971 849,368.741 1,149,733.375 1,468,758.337 1,989,109.472 2,010,067.107 2,074,648.360 3,106,263.961 3,701,161.263 2,654,888.976
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.333280 $1.209447 $0.892974 $0.760017 $0.756872 $0.622473 $0.434570 $0.983762 $0.812890 $0.785264	$1.383086 $1.333280 $1.209447 $0.892974 $0.760017 $0.756872 $0.622473 $0.434570 $0.983762 $0.812890	88,412.992 103,370.551 112,289.721 112,696,189 147,345.670 238,573.653 260,184.237 330,377.630 376,867.456 462,424.581

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.280512 $3.141854 $2.348232 $2.081674 $2.371228 $1.872854 $1.360897 $2.288481 $2.015076 $1.820440	$3.177820 $3.280512 $3.141854 $2.348232 $2.081674 $2.371228 $1.872854 $1.360897 $2.288481 $2.015076	1,922,463.398 2,793,051.437 3,344,982.891 3,694,807.816 4,101,222.583 4,654,611.092 5,030,714.301 5,604,380.075 7,345,990.107 10,387,207.099
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.163329 $2.062537 $1.608870 $1.285903 $1.435540 $1.153874 $0.745622 $1.554448 $1.497211 $1.310560	$2.062340 $2.163329 $2.062537 $1.608870 $1.285903 $1.435540 $1.153874 $0.745622 $1.554448 $1.497211	957,156.867 1,145,355.689 1,423,881.231 1,474,844.851 1,672,248.384 2,012,944.419 2,098,125.549 2,408,691.543 2,966,634.394 4,034,878.720
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.286048 $1.248360 $1.112603 $1.003030 $0.994830 $0.896617 $0.671488 $0.969437 $1.000000	$1.177078 $1.286048 $1.248360 $1.112603 $1.003030 $0.994830 $0.896617 $0.671488 $0.969437	392,135.684 866,945.379 1,139,663.068 1,521,671.720 1,494,342.217 1,546,752.708 1,172,505.510 492,294.004 265,846.750
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.184412 $1.122806 $0.888968 $0.790262 $0.810942 $0.740603 $0.596665 $0.963492 $1.000000	$1.108754 $1.184412 $1.122806 $0.888968 $0.790262 $0.810942 $0.740603 $0.596665 $0.963492	70,556.395 98,459.987 129,387.559 162,445.651 176,590.191 275,207.510 233,028.197 329,528.318 161,055.483
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.412186 $1.325774 $0.963057 $1.000000	$1.456690 $1.412186 $1.325774 $0.963057	195,647.628 301,090.121 426,222.785 438,674.766
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.375210 $1.312695 $1.000243 $0.863392 $0.907557 $0.861770 $0.592358 $1.250803 $1.253207 $1.126766	$1.209917 $1.375210 $1.312695 $1.000243 $0.863392 $0.907557 $0.861770 $0.592358 $1.250803 $1.253207	665,170.935 781,847.151 809,078.945 903,302.264 1,254,096.023 1,396,663.258 1,476,482.363 1,283,818.421 1,545,466.435 2,168,198.869

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.125125 $1.017953 $0.782899 $0.679643 $0.701749 $0.567737 $0.399149 $0.722030 $0.602328 $0.539817	$1.149687 $1.125125 $1.017953 $0.782899 $0.679643 $0.701749 $0.567737 $0.399149 $0.722030 $0.602328	328,517.873 562,288.097 876,386.446 1,296,347.998 1,387,652.354 1,463,003.181 1,846,665.535 1,958,373.044 2,225,609.783 2,328,943.827
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.897588 $0.850431 $0.674291 $0.571330 $0.674525 $0.592948 $0.438223 $0.806356 $0.748812 $0.644742	$0.861504 $0.897588 $0.850431 $0.674291 $0.571330 $0.674525 $0.592948 $0.438223 $0.806356 $0.748812	1,267,106.218 1,503,352.904 1,698,547.902 2,061,462.636 2,967,431.124 3,576,750.919 3,596,813.241 3,312,119.320 4,157,407.081 5,032,561.935
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.066364 $1.935092 $1.561949 $1.431772 $1.498603 $1.319144 $1.007811 $1.419475 $1.345127 $1.187087	$1.959720 $2.066364 $1.935092 $1.561949 $1.431772 $1.498603 $1.319144 $1.007811 $1.419475 $1.345127	130,962.915 140,620.011 148,496.476 238,913.299 260,067.667 267,857.509 306,188.003 346,092.828 364,308.232 520,730.248
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.020010 $2.217519 $1.594598 $1.339509 $1.519723 $1.135251 $0.707617 $1.188222 $1.180187 $1.061215	$1.946490 $2.020010 $2.217519 $1.594598 $1.339509 $1.519723 $1.135251 $0.707617 $1.188222 $1.180187	575,723.430 624,599.624 953,058.687 1,240,556.285 1,335,678.966 1,278,669.795 1,105,295.850 404,096.195 766,536.722 1,077,439.805
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.697276 $1.592426 $1.361906 $1.246795 $1.246334 $1.154449 $0.995840 $1.301938 $1.272166 $1.157309	$1.661689 $1.697276 $1.592426 $1.361906 $1.246795 $1.246334 $1.154449 $0.995840 $1.301938 $1.272166	1,057,742.591 1,272,865.634 1,372,566.597 1,517,775.179 1,797,129.014 1,969,853.215 2,070,128.670 1,943,318.047 2,172,923.406 2,899,033.911
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.980718 $1.120673 $0.925467 $0.794945 $0.903305 $0.846164 $0.627021 $1.068021 $1.000000	$0.903045 $0.980718 $1.120673 $0.925467 $0.794945 $0.903305 $0.846164 $0.627021 $1.068021	524,366.948 610,259.933 763,274.077 1,044,081.843 1,146,458.518 1,179,806.597 1,202,403.682 801,988.459 687,013.161

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.624746 $1.563014 $1.480866 $1.416913 $1.413194 $1.313104 $1.015596 $1.633852 $1.398675 $1.280730	$1.598736 $1.624746 $1.563014 $1.480866 $1.416913 $1.413194 $1.313104 $1.015596 $1.633852 $1.398675	655,098.160 739,990.059 720,627.639 808,433.346 886,725.188 1,167,701.953 1,254,415.304 1,284,436.440 1,790,635.131 1,891,198.305
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.002596 $1.955855 $1.863261 $1.612266 $1.562668 $1.411341 $0.973401 $1.321554 $1.317726 $1.206061	$1.888754 $2.002596 $1.955855 $1.863261 $1.612266 $1.562668 $1.411341 $0.973401 $1.321554 $1.317726	1,015,356.129 1,329,485.418 1,547,587.594 1,660,998.545 1,748,863.132 2,047,782.263 2,266,604.654 2,445,999.993 3,544,923.139 5,358,938.262
TA Aegon Government Money Market - Initial Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.331114 $1.351674 $1.372548 $1.393856 $1.415331 $1.437207 $1.457617 $1.445685 $1.397915 $1.355388	$1.310854 $1.331114 $1.351674 $1.372548 $1.393856 $1.415331 $1.437207 $1.457617 $1.445685 $1.397915	5,318,054.373 2,468,938.255 3,235,104.331 3,406,337.102 3,725,450.399 3,718,178.795 4,685,968.758 7,449,066.356 4,314,818.521 6,571,575.520
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.972563 $1.914038 $1.988155 $1.920374 $1.812219 $1.762695 $1.713467 $1.616269 $1.547823 $1.521960	$1.944377 $1.972563 $1.914038 $1.988155 $1.920374 $1.812219 $1.762695 $1.713467 $1.616269 $1.547823	1,699,738.893 2,109,164.514 2,292,867.093 2,728,821.687 2,770,039.375 3,521,605.838 4,627,975.789 5,776,293.986 4,339,183.442 6,096,309.392
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.304063 $1.268199 $1.320708 $1.279064 $1.210634 $1.179574 $1.149598 $1.086878 $1.043482 $1.028154	$1.281906 $1.304063 $1.268199 $1.320708 $1.279064 $1.210634 $1.179574 $1.149598 $1.086878 $1.043482	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.630876 $1.620689 $1.504875 $1.422211 $1.406840 $1.311504 $1.063539 $1.370333 $1.308178 $1.213762	$1.574557 $1.630876 $1.620689 $1.504875 $1.422211 $1.406840 $1.311504 $1.063539 $1.370333 $1.308178	6,734,424.545 8,136,905.584 9,734,885.171 11,917,072.171 14,606,781.757 13,742,101.520 15,040,899.409 15,567,910.314 13,422,928.561 14,185,630.162

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.745847 $1.725805 $1.382019 $1.246526 $1.338317 $1.182285 $0.924844 $1.555945 $1.466466 $1.287977	$1.686002 $1.745847 $1.725805 $1.382019 $1.246526 $1.338317 $1.182285 $0.924844 $1.555945 $1.466466	7,188,316.934 7,538,663.178 8,503,758.024 9,304,281.371 11,881,563.276 12,915,360.212 12,561,671.486 13,691,709.559 16,252,271.377 18,742,854.517
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.720559 $1.700197 $1.521178 $1.411685 $1.425170 $1.311197 $1.053395 $1.444964 $1.359333 $1.238214	$1.656562 $1.720559 $1.700197 $1.521178 $1.411685 $1.425170 $1.311197 $1.053395 $1.444964 $1.359333	14,399,982.318 19,553,237.501 20,140,143.244 21,457,844.935 24,587,764.407 27,790,913.868 29,577,667.104 33,230,966.408 39,120,921.038 44,620,000.122
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.752190 $1.734724 $1.475604 $1.354407 $1.403599 $1.264418 $1.001893 $1.513286 $1.425519 $1.271629	$1.686911 $1.752190 $1.734724 $1.475604 $1.354407 $1.403599 $1.264418 $1.001893 $1.513286 $1.425519	11,910,013.497 16,445,793.106 18,671,561.527 20,299,044.263 23,179,903.337 26,813,288.877 28,468,057.645 34,506,226.220 40,992,805.054 46,222,481.116
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.231428 $2.020167 $1.575106 $1.431801 $1.415251 $1.301266 $1.159255 $1.780789 $1.728379 $1.501085	$2.118380 $2.231428 $2.020167 $1.575106 $1.431801 $1.415251 $1.301266 $1.159255 $1.780789 $1.728379	5,199,974.059 6,476,109.401 7,182,310.976 7,966,609.001 8,938,409.803 10,211,734.893 5,458,999.070 2,771,413.991 3,550,983.857 4,668,452.155
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.498334 $1.496765 $1.329572 $1.229001 $1.298946 $1.202788 $1.000000	$1.457359 $1.498334 $1.496765 $1.329572 $1.229001 $1.298946 $1.202788	7,190,548.608 7,847,729.842 8,033,386.498 7,585,863.942 7,841,971.823 7,196,893.882 6,259,351.681
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.392054 $1.345425 $1.216138 $1.122662 $1.098884 $1.003130 $0.993363	$1.369106 $1.392054 $1.345425 $1.216138 $1.122662 $1.098884 $1.003130	308,344.575 194,147.438 230,550.189 198,176.307 273,179.837 151,965.695 1,271.874

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.599253 $2.324264 $2.271788 $1.842018 $1.984355 $1.742145 $1.326025 $2.337148 $2.544168 $1.815856	$2.544176 $2.599253 $2.324264 $2.271788 $1.842018 $1.984355 $1.742145 $1.326025 $2.337148 $2.544168	972,449.339 932,899.285 1,033,471.331 1,081,236.704 1,124,552.294 1,158,668.867 1,327,206.411 1,478,343.484 1,648,326.557 3,005,385.064
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.041384 $1.065927 $0.962486 $0.869011 $0.954359 $0.879106 $0.690284 $1.100802 $1.030435 $1.000000	$1.006151 $1.041384 $1.065927 $0.962486 $0.869011 $0.954359 $0.879106 $0.690284 $1.100802 $1.030435	298,662.807 329,874.037 402,069.877 397,123.936 428,810.360 553,566.560 440,331.056 304,845.955 564,290.748 13,476.689
TA Janus Mid-Cap Growth - Initial Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.435162 $1.457195 $1.063501 $0.990155 $1.077792 $0.817385 $0.516977 $0.977513 $0.810185 $0.748559	$1.342143 $1.435162 $1.457195 $1.063501 $0.990155 $1.077792 $0.817385 $0.516977 $0.977513 $0.810185	2,710,725.485 3,091,298.109 3,504,979.253 4,281,548.667 4,967,079.211 2,012,757.310 2,382,182.992 2,435,360.172 2,874,410.302 2,905,077.358
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.545022 $1.426888 $1.052271 $0.923096 $0.943307 $0.853301 $0.614547 $0.990767 $0.902320 $0.898633	$1.694922 $1.545022 $1.426888 $1.052271 $0.923096 $0.943307 $0.853301 $0.614547 $0.990767 $0.902320	5,331,641.753 7,438,052.351 8,214,700.167 9,049,179.976 10,326,379.411 11,765,307.227 946,294.570 658,625.800 507,888.006 1,089,140.548
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.545469 $2.263797 $1.734769 $1.514214 $1.526348 $1.345756 $1.054565 $1.709461 $1.660747 $1.462496	$2.504757 $2.545469 $2.263797 $1.734769 $1.514214 $1.526348 $1.345756 $1.054565 $1.709461 $1.660747	1,472,050.849 1,531,558.277 1,577,565.319 1,806,413.251 2,048,313.716 2,228,936.635 2,257,964.166 2,435,265.545 2,840,765.615 5,402,881.650
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.165064 $1.912054 $1.476936 $1.247505 $1.245265 $1.029587 $0.985157	$2.069369 $2.165064 $1.912054 $1.476936 $1.247505 $1.245265 $1.029587	132,753.001 162,374.939 226,911.822 245,196.885 132,035.488 86,260.691 1,264.976
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.160456 $1.086300 $1.008581 $1.000000	$1.119013 $1.160456 $1.086300 $1.008581	116,905.677 131,555.993 150,107.752 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.217153 $1.142576 $1.003629 $1.000000	$1.163222 $1.217153 $1.142576 $1.003629	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.232078 $1.196729 $1.090599 $1.021799 $1.022598 $0.938137 $0.817541 $1.000000	$1.191804 $1.232078 $1.196729 $1.090599 $1.021799 $1.022598 $0.938137 $0.817541	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.258309 $1.214174 $1.147291 $1.092843 $1.075590 $0.998190 $0.999958	$1.230576 $1.258309 $1.214174 $1.147291 $1.092843 $1.075590 $0.998190	334,766.946 385,262.173 343,580.024 96,183.730 175,723.595 85,461.584 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.247349 $1.218305 $1.041556 $0.948214 $0.973918 $0.875203 $0.721522 $1.000000	$1.185152 $1.247349 $1.218305 $1.041556 $0.948214 $0.973918 $0.875203 $0.721522	471,926.595 509,383.430 0.000 0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.347272 $1.442818 $1.240712 $1.031495 $1.164590 $1.070292 $0.819162 $1.285611 $1.196166 $0.986968	$1.327723 $1.347272 $1.442818 $1.240712 $1.031495 $1.164590 $1.070292 $0.819162 $1.285611 $1.196166	1,914,465.751 2,246,878.086 2,211,077.834 2,317,565.806 2,761,764.696 2,660,038.559 2,607,734.333 2,709,058.347 3,469,114.808 4,551,472.204
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.085175 $1.997569 $1.368303 $1.202638 $1.296542 $1.033151 $0.820246 $1.309050 $1.315813 $1.127017	$2.295389 $2.085175 $1.997569 $1.368303 $1.202638 $1.296542 $1.033151 $0.820246 $1.309050 $1.315813	1,979,018.326 2,376,039.481 2,772,164.276 3,087,620.936 3,219,809.065 3,540,897.929 3,867,565.545 4,194,947.792 5,338,179.952 7,966,700.998
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.148813 $1.969262 $1.693398 $1.527762 $1.491197 $1.220025 $0.980965 $1.473732 $1.317444 $1.225959	$2.120558 $2.148813 $1.969262 $1.693398 $1.527762 $1.491197 $1.220025 $0.980965 $1.473732 $1.317444	1,187,311.580 1,242,364.475 794,222.176 668,415.213 567,200.231 542,253.110 574,592.539 522,090.058 536,452.447 779,022.999

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class Subaccount Inception Date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.609223 $1.478906 $1.275378 $1.152398 $1.127907 $1.000000	$1.583661 $1.609223 $1.478906 $1.275378 $1.152398 $1.127907	8,407.823 8,777.969 313,387.741 334,838.440 16,981.697 9,711.289
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.568870 $1.522055 $1.586028 $1.497669 $1.431103 $1.355748 $1.186501 $1.239554 $1.155465 $1.125921	$1.555582 $1.568870 $1.522055 $1.586028 $1.497669 $1.431103 $1.355748 $1.186501 $1.239554 $1.155465	6,665,989.341 9,310,794.847 10,543,686.171 12,422,408.451 13,337,857.115 14,641,906.053 15,270,689.091 12,276,340.118 12,733,746.766 16,358,378.061
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 1 2012	2015 2014 2013 2012	$1.094892 $1.073158 $1.017816 $1.000000	$1.052728 $1.094892 $1.073158 $1.017816	91,688.292 104,975.148 71,606.620 13,229.826
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 1 2012	2015 2014 2013 2012	$1.138069 $1.115373 $1.019352 $1.000000	$1.072760 $1.138069 $1.115373 $1.019352	125,062.485 152,305.152 172,112.504 53,537.540
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 1 2012	2015 2014 2013 2012	$1.193369 $1.173998 $1.023287 $1.000000	$1.098356 $1.193369 $1.173998 $1.023287	304,821.776 419,471.483 304,005.984 37,400.560
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$10.395898 $10.032821 $7.473906 $6.521686 $6.803386 $5.297572 $3.756418 $6.451355 $5.252437 $4.517970	$9.979998 $10.395898 $10.032821 $7.473906 $6.521686 $6.803386 $5.297572 $3.756418 $6.451355 $5.252437	320,767.873 446,209.818 502,888.858 541,989.026 636,878.737 737,945.900 837,110.316 953,374.966 1,228,409.404 2,840,837.137
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.887462 $1.798902 $1.267967 $1.113058 $1.111455 $0.839620 $0.614725 $0.979320 $0.907388 $0.889508	$1.903885 $1.887462 $1.798902 $1.267967 $1.113058 $1.111455 $0.839620 $0.614725 $0.979320 $0.907388	2,522,770.460 2,960,564.911 3,271,491.058 3,416,358.503 3,655,973.198 3,982,648.012 4,541,528.679 5,034,266.028 6,278,776.700 8,637,987.183
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$5.535345 $5.110340 $3.898954 $3.380587 $3.512499 $2.993078 $2.090260 $3.665209 $3.407182 $3.135811	$5.365073 $5.535345 $5.110340 $3.898954 $3.380587 $3.512499 $2.993078 $2.090260 $3.665209 $3.407182	965,013.912 1,118,071.123 1,267,908.510 1,403,245.864 1,574,907.358 1,782,397.216 2,030,235.915 909,559.562 1,144,643.573 2,222,088.501

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.041637 $2.186659 $1.785829 $1.553426 $1.840568 $1.722988 $1.389928 $2.307695 $2.027316 $1.666825	$2.036944 $2.041637 $2.186659 $1.785829 $1.553426 $1.840568 $1.722988 $1.389928 $2.307695 $2.027316	1,399,776.707 1,483,391.258 1,469,363.854 1,679,447.214 1,866,215.885 2,040,372.325 2,304,287.513 3,256,334.620 4,273,467.489 6,914,375.543
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.264269 $1.155555 $0.885855 $0.794965 $0.838555 $0.722797 $0.568132 $1.068609 $0.933273 $0.871749	$1.330223 $1.264269 $1.155555 $0.885855 $0.794965 $0.838555 $0.722797 $0.568132 $1.068609 $0.933273	7,861,696.394 9,970,654.940 11,134,549.250 12,412,981.949 14,356,433.175 9,392,431.626 10,358,560.405 11,160,474.354 13,630,299.889 25,643,798.778

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991 $1.000000	$1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991	133,703.144 178,147.099 1,614,032.533 1,605,561.448 1,614,981.558 15,912.070 15,061.478 0.000
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.646494 $1.529132 $1.153153 $0.998373 $0.955329 $0.859625 $0.724993 $1.240900 $1.201232 $1.042190	$1.645299 $1.646494 $1.529132 $1.153153 $0.998373 $0.955329 $0.859625 $0.724993 $1.240900 $1.201232	2,384,226.929 2,987,276.645 3,477,410.366 3,634,420.367 3,759,625.547 4,174,226.670 4,710,332.859 5,532,566.570 6,613,881.437 8,195,325.789
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.339730 $1.194513 $0.884994 $0.769766 $0.811761 $0.750174 $0.555356 $0.936742 $0.836930 $0.854933	$1.463217 $1.339730 $1.194513 $0.884994 $0.769766 $0.811761 $0.750174 $0.555356 $0.936742 $0.836930	1,134,379.347 1,466,058.667 1,724,208.055 1,907,286.677 2,317,891.891 3,103,267.422 3,481,196.973 4,167,733.546 4,835,999.451 5,451,366.126
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165 $0.989782	$1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165	836,329.018 814,516.598 807,630.888 797,735.351 609,163.758 169,017.748 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876 $1.000903	$1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876	336,237.325 362,605.971 362,002.244 491,085.886 251,691.998 204,791.571 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415 $0.986806	$1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415	862,412.238 868,222.194 840,315.263 766,964.704 426,414.869 384,249.809 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022 $0.986485	$1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022	358,608.613 365,719.469 354,071.309 201,985.251 194,143.272 195,026.335 0.000
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.155097 $1.207941 $1.010962 $0.872941 $1.032876 $0.980531 $0.982915	$1.083310 $1.155097 $1.207941 $1.010962 $0.872941 $1.032876 $0.980531	241,163.910 230,078.169 249,639.484 248,380.705 221,720.076 222,946.286 0.000
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.970641 $1.819546 $1.337552 $1.190476 $1.238656 $1.114532 $0.862646 $1.384816 $1.380586 $1.149824	$1.825970 $1.970641 $1.819546 $1.337552 $1.190476 $1.238656 $1.114532 $0.862646 $1.384816 $1.380586	3,173,871.329 3,970,436.850 4,433,530.939 4,750,040.425 5,980,457.316 6,755,078.318 7,494,055.454 8,990,938.340 11,218,642.940 13,817,032.780
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.547015 $2.531818 $2.239319 $2.061177 $2.167746 $1.999243 $1.674181 $2.108943 $1.829535 $1.593480	$2.491536 $2.547015 $2.531818 $2.239319 $2.061177 $2.167746 $1.999243 $1.674181 $2.108943 $1.829535	1,243,224.176 1,648,365.819 1,810,421.288 1,880,219.398 2,072,169.371 2,668,120.478 2,834,212.165 3,041,423.440 2,487,311.496 2,433,463.325
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.223703 $2.193663 $2.036365 $1.787166 $1.755413 $1.544499 $1.000935 $1.434560 $1.421834 $1.318414	$2.112516 $2.223703 $2.193663 $2.036365 $1.787166 $1.755413 $1.544499 $1.000935 $1.434560 $1.421834	717,797.270 947,962.171 1,085,029.656 1,162,876.596 1,212,498.016 1,391,695.380 1,484,358.831 1,931,837.250 2,377,209.203 3,156,968.970

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606 $1.000000	$1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606	732,574.689 913,241.885 781,743.571 507,780.887 411,961.190 217,226.673 105,870.318 6,903.621
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.375776 $2.159711 $1.673956 $1.463049 $1.527482 $1.325944 $0.993465 $1.759659 $1.522722 $1.386943	$2.350388 $2.375776 $2.159711 $1.673956 $1.463049 $1.527482 $1.325944 $0.993465 $1.759659 $1.522722	1,835,532.723 2,345,423.859 2,374,707.175 2,381,988.783 2,824,938.006 3,000,649.359 3,473,488.254 3,843,996.047 4,668,122.751 5,779,146.625
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.652718 $1.546381 $1.227884 $1.064793 $1.073705 $0.948336 $0.741092 $1.315429 $1.318490 $1.115838	$1.559278 $1.652718 $1.546381 $1.227884 $1.064793 $1.073705 $0.948336 $0.741092 $1.315429 $1.318490	921,351.704 1,150,134.879 1,474,512.978 1,559,097.449 1,963,188.551 1,739,988.752 1,833,860.412 2,013,520.599 2,579,804.883 2,979,615.610
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.398090 $1.278281 $0.954001 $0.846465 $0.859417 $0.704251 $0.558594 $1.076102 $0.862415 $0.821333	$1.472532 $1.398090 $1.278281 $0.954001 $0.846465 $0.859417 $0.704251 $0.558594 $1.076102 $0.862415	402,409.969 579,787.206 695,457.134 836,343.150 1,028,982.005 1,069,290.337 995,030.466 1,203,375.750 1,260,798.978 1,083,781.721
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.717833 $1.557508 $1.149391 $0.977781 $0.973264 $0.800043 $0.558254 $1.263124 $1.043217 $1.007259	$1.782883 $1.717833 $1.557508 $1.149391 $0.977781 $0.973264 $0.800043 $0.558254 $1.263124 $1.043217	69,216.101 102,875.673 130,052.071 132,584.616 158,621.914 178,271.647 308,528.299 364,753.348 466,766.065 677,373.807
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.206887 $3.069829 $2.293268 $2.031945 $2.313438 $1.826305 $1.326417 $2.229383 $1.962071 $1.771680	$3.108034 $3.206887 $3.069829 $2.293268 $2.031945 $2.313438 $1.826305 $1.326417 $2.229383 $1.962071	1,351,927.823 1,786,073.870 1,984,503.290 2,210,019.988 2,501,685.094 3,143,431.955 3,523,499.957 3,900,856.348 4,744,079.230 6,616,262.107

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.176892 $2.074441 $1.617356 $1.292052 $1.441694 $1.158245 $0.748075 $1.558794 $1.500649 $1.312926	$2.076295 $2.176892 $2.074441 $1.617356 $1.292052 $1.441694 $1.158245 $0.748075 $1.558794 $1.500649	394,106.706 445,592.933 471,545.838 480,863.370 467,222.482 490,103.326 500,757.274 523,138.822 587,179.555 720,656.240
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.852360 $1.832517 $1.506093 $1.329378 $1.374241 $1.267151 $0.990309 $1.000000	$1.708574 $1.852360 $1.832517 $1.506093 $1.329378 $1.374241 $1.267151 $0.990309	487,834.264 492,577.438 485,163.357 457,740.552 404,318.530 214,991.163 175,139.013 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.290946 $1.252502 $1.115734 $1.005351 $0.996636 $0.897800 $0.672044 $0.969756 $1.000000	$1.182143 $1.290946 $1.252502 $1.115734 $1.005351 $0.996636 $0.897800 $0.672044 $0.969756	478,562.071 794,650.202 850,503.864 954,739.294 926,297.304 890,064.315 464,491.624 284,185.099 59,338.323
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.188922 $1.126523 $0.891475 $0.792094 $0.812424 $0.741580 $0.597154 $0.963806 $1.000000	$1.113519 $1.188922 $1.126523 $0.891475 $0.792094 $0.812424 $0.741580 $0.597154 $0.963806	46,298.000 49,434.351 55,530.059 99,856.044 111,649.022 99,421.868 64,168.906 62,267.782 44,291.616
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804 $0.988814	$1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804	759,368.599 777,354.712 776,521.084 741,763.831 728,680.382 31,181.884 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.414030 $1.326854 $0.963374 $1.000000	$1.459309 $1.414030 $1.326854 $0.963374	35,125.043 36,784.811 38,489.231 40,393.351
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.383838 $1.320284 $1.005530 $0.867529 $0.911460 $0.865048 $0.594311 $1.254298 $1.256087 $1.128805	$1.218110 $1.383838 $1.320284 $1.005530 $0.867529 $0.911460 $0.865048 $0.594311 $1.254298 $1.256087	25,886.926 27,086.744 30,160.603 44,639.689 109,805.625 73,814.945 100,219.982 85,233.588 106,352.586 209,230.453

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.983007 $1.793227 $1.378468 $1.196068 $1.234365 $0.998153 $0.701396 $1.268144 $1.057376 $0.947165	$2.027298 $1.983007 $1.793227 $1.378468 $1.196068 $1.234365 $0.998153 $0.701396 $1.268144 $1.057376	323,088.178 365,069.287 393,145.911 433,963.231 436,620.785 562,924.937 739,292.816 746,676.132 894,630.849 782,403.259
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.116413 $1.057240 $0.837856 $0.709560 $0.837304 $0.735679 $0.543445 $0.999477 $0.927683 $0.798359	$1.072054 $1.116413 $1.057240 $0.837856 $0.709560 $0.837304 $0.735679 $0.543445 $0.999477 $0.927683	749,270.870 877,114.618 927,541.111 960,052.837 1,157,521.578 1,644,546.565 1,758,572.080 1,968,477.364 2,574,377.456 3,073,924.420
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.089872 $1.956141 $1.578171 $1.445927 $1.512686 $1.330883 $1.016285 $1.430694 $1.355083 $1.195287	$1.983001 $2.089872 $1.956141 $1.578171 $1.445927 $1.512686 $1.330883 $1.016285 $1.430694 $1.355083	116,549.971 151,400.140 152,079.451 214,550.600 249,983.073 255,888.061 270,691.442 287,418.362 381,006.023 436,303.269
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.032692 $2.230349 $1.603039 $1.345938 $1.526253 $1.139562 $0.709950 $1.191553 $1.182905 $1.063134	$1.959687 $2.032692 $2.230349 $1.603039 $1.345938 $1.526253 $1.139562 $0.709950 $1.191553 $1.182905	127,071.248 152,361.912 197,277.007 314,362.876 268,091.733 244,969.021 198,781.102 218,68.461 249,730.902 248,382.048
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.707944 $1.601644 $1.369109 $1.252772 $1.251683 $1.158823 $0.999117 $1.305576 $1.275094 $1.159404	$1.672954 $1.707944 $1.601644 $1.369109 $1.252772 $1.251683 $1.158823 $0.999117 $1.305576 $1.275094	247,627.413 467,104.552 505,711.822 532,273.361 678,861.506 600,796.904 559,663.797 511,326.152 752,412.654 854,774.613
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.984435 $1.124370 $0.928048 $0.796770 $0.904935 $0.847271 $0.627531 $1.068371 $1.000000	$0.906912 $0.984435 $1.124370 $0.928048 $0.796770 $0.904935 $0.847271 $0.627531 $1.068371	417,673.189 494,605.213 641,768.493 813,434.676 975,896.490 714,375.258 370,650.298 289,651.599 270,031.224

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.634956 $1.572065 $1.488696 $1.423702 $1.419261 $1.318102 $1.018964 $1.638459 $1.401918 $1.283056	$1.609577 $1.634956 $1.572065 $1.488696 $1.423702 $1.419261 $1.318102 $1.018964 $1.638459 $1.401918	174,567.930 234,497.845 242,883.650 397,529.139 412,521.193 535,988.454 543,850.632 548,946.932 605,229.014 533,653.113
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.638943 $1.578948 $1.499370 $1.438604 $1.436219 $1.335549 $1.033496 $1.665133 $1.428939 $1.310709	$1.607957 $1.638943 $1.578948 $1.499370 $1.438604 $1.436219 $1.335549 $1.033496 $1.665133 $1.428939	1,222,508.651 1,132,901.569 1,137,733.695 1,267,651.275 1,248,906.465 357,049.151 3,911.383 6,188.561 5,795.851 0.000
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.066151 $2.016924 $1.920489 $1.660953 $1.609061 $1.452521 $1.001309 $1.358779 $1.354161 $1.238819	$1.949661 $2.066151 $2.016924 $1.920489 $1.660953 $1.609061 $1.452521 $1.001309 $1.358779 $1.354161	594,186.265 744,736.774 846,586.853 880,631.395 1,077,888.464 1,187,293.716 1,399,866.031 1,441,658.577 1,683,220.955 1,988,687.849
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.907954 $1.869187 $1.784325 $1.546734 $1.501747 $1.358908 $0.939196 $1.279014 $1.276255 $1.171024	$1.798931 $1.907954 $1.869187 $1.784325 $1.546734 $1.501747 $1.358908 $0.939196 $1.279014 $1.276255	103,566.963 103,206.070 99,287.356 88,835.493 17,913.082 8,716.682 3,098.118 5,068.304 12,706.468 5,837.551
TA Aegon Government Money Market - Initial Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.994891 $1.009799 $1.024875 $1.040284 $1.055804 $1.071558 $1.086255 $1.076827 $1.040732 $1.008571	$0.980263 $0.994891 $1.009799 $1.024875 $1.040284 $1.055804 $1.071558 $1.086255 $1.076827 $1.040732	1,166,529.318 1,394,591.898 1,226,861.737 1,074,409.382 1,677,655.484 2,227,947.014 2,123,099.205 4,595,766.036 2,264,561.925 3,098,139.028
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.975221 $0.989809 $1.004609 $1.019683 $1.034921 $1.050379 $1.066018 $1.059141 $1.026204 $0.996971	$0.960881 $0.975221 $0.989809 $1.004609 $1.019683 $1.034921 $1.050379 $1.066018 $1.059141 $1.026204	406,772.880 486,299.212 845,669.799 910,258.892 956,971.681 646,367.714 974,815.223 493,516.776 449,997.368 181,545.838

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13,1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.432024 $1.388848 $1.441919 $1.392059 $1.313015 $1.276501 $1.240250 $1.169318 $1.119249 $1.100013	$1.412253 $1.432024 $1.388848 $1.441919 $1.392059 $1.313015 $1.276501 $1.240250 $1.169318 $1.119249	2,150,647.660 2,714,890.640 2,964,283.385 3,346,874.840 4,361,325.416 4,647,781.996 5,545,491.014 6,347,977.236 5,851,883.207 6,860,701.851
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.292629 $1.256459 $1.307883 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263 $1.014639	$1.271297 $1.292629 $1.256459 $1.307883 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263	762,486.909 583,678.315 612,558.940 848,295.025 924,610.916 453,218.737 327,021.484 245,291.841 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263 $1.014639	$1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263	520,483.484 489,114.185 381,270.355 1,216,399.795 1,629,313.174 1,260,900.453 1,380,784.750 2,584,013.084 289,988.760 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2015	$9.999592	$9.524294	0.000
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.641068 $1.630007 $1.512767 $1.428953 $1.412819 $1.316426 $1.067017 $1.374142 $1.311160 $1.215924	$1.585174 $1.641068 $1.630007 $1.512767 $1.428953 $1.412819 $1.316426 $1.067017 $1.374142 $1.311160	3,181,964.889 3,804,118.305 5,104,725.401 5,637,549.311 5,614,703.828 6,280,443.002 6,925,793.497 6,080,714.872 3,377,650.452 4,729,272.658
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.703198 $1.695703 $1.577709 $1.493988 $1.481436 $1.383227 $1.124040 $1.451655 $1.388212 $1.290949	$1.642046 $1.703198 $1.695703 $1.577709 $1.493988 $1.481436 $1.383227 $1.124040 $1.451655 $1.388212	2,783,265.624 2,907,154.951 3,179,252.067 3,951,358.412 2,907,540.246 2,930,639.869 2,624,131.818 2,061,585.749 1,062,471.970 610,214.608

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.756820 $1.735793 $1.389338 $1.252508 $1.344067 $1.186779 $0.927903 $1.560311 $1.469855 $1.290319	$1.697443 $1.756820 $1.735793 $1.389338 $1.252508 $1.344067 $1.186779 $0.927903 $1.560311 $1.469855	3,699,167.536 4,975,437.106 5,247,076.552 5,424,916.435 5,579,410.352 6,276,321.747 6,853,529.061 7,213,728.325 8,288,659.044 7,976,396.943
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.054290 $2.035490 $1.634649 $1.476365 $1.588963 $1.406723 $1.102193 $1.857109 $1.753024 $1.543443	$1.981080 $2.054290 $2.035490 $1.634649 $1.476365 $1.588963 $1.406723 $1.102193 $1.857109 $1.753024	750,725.762 810,002.501 892,894.083 838,994.825 1,000,047.953 916,228.458 988,652.257 1,292,830.578 1,291,252.831 967,124.989
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.731296 $1.709964 $1.529176 $1.418402 $1.431255 $1.316161 $1.056864 $1.449009 $1.362474 $1.240469	$1.667720 $1.731296 $1.709964 $1.529176 $1.418402 $1.431255 $1.316161 $1.056864 $1.449009 $1.362474	5,314,904.075 6,419,689.905 7,318,887.714 7,655,261.220 8,933,168.535 9,966,418.351 9,984,457.528 9,619,220.147 10,947,456.868 11,110,576.909
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.861964 $1.841824 $1.650977 $1.535934 $1.554379 $1.432464 $1.152124 $1.584543 $1.492972 $1.362531	$1.789020 $1.861964 $1.841824 $1.650977 $1.535934 $1.554379 $1.432464 $1.152124 $1.584543 $1.492972	12,953,023.215 13,787,808.887 14,577,659.002 11,633,948.091 9,974,543.915 5,424,597.720 4,184,422.810 2,532,345.456 1,968,150.312 2,232,428.793
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.763099 $1.744674 $1.483329 $1.360826 $1.409570 $1.269176 $1.005174 $1.517482 $1.428769 $1.273905	$1.698247 $1.763099 $1.744674 $1.483329 $1.360826 $1.409570 $1.269176 $1.005174 $1.517482 $1.428769	8,948,025.361 11,120,782.343 11,497,747.147 11,542,374.826 13,003,328.210 14,063,418.746 13,903,826.398 15,686,853.222 17,739,046.680 18,411,405.374
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.968581 $1.950369 $1.662940 $1.529364 $1.588408 $1.434311 $1.138519 $1.722889 $1.625969 $1.453499	$1.890619 $1.968581 $1.950369 $1.662940 $1.529364 $1.588408 $1.434311 $1.138519 $1.722889 $1.625969	13,929,639.128 15,011,111.703 16,737,844.670 16,498,862.430 16,372,682.244 14,715,311.526 12,160,747.467 8,988,995.3051 6,595,066.326 5,394,494.751

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.027311 $1.834468 $1.429616 $1.298898 $1.283245 $1.179303 $1.050083 $1.612282 $1.564059 $1.357712	$1.925554 $2.027311 $1.834468 $1.429616 $1.298898 $1.283245 $1.179303 $1.050083 $1.612282 $1.564059	5,320,972.715 6,670,648.136 7,237,015.648 7,699,227.387 8,537,442.676 9,991,992.107 4,443,852.375 1,684,331.895 2,405,769.569 2,847,303.045
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.436357 $2.209209 $1.725844 $1.571597 $1.556876 $1.434601 $1.280515 $1.971298 $1.917627 $1.668938	$2.308371 $2.436357 $2.209209 $1.725844 $1.571597 $1.556876 $1.434601 $1.280515 $1.971298 $1.917627	409,966.047 428,570.136 453,439.624 347,499.170 273,048.658 173,447.388 101,250.868 37,754.028 45,315.321 45,574.213
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.908136 $9.998776	$9.427425 $9.908136	2,545.702 2,569.045
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.868224 $9.998776	$9.230789 $9.868224	0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183 $1.000000	$1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183	12,879,764.299 13,302,174.283 13,567,397.651 12,981,756.773 12,331,494.186 8,028,328.842 3,215,956.546
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946 $1.000000	$1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946	2,664,302.598 2,424,334.955 2,568,715.509 1,820,281.367 1,256,977.670 585,586.209 184,223.139
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.615523 $2.337664 $2.283753 $1.850796 $1.992826 $1.748721 $1.330377 $2.343666 $2.550004 $1.819127	$2.561364 $2.615523 $2.337664 $2.283753 $1.850796 $1.992826 $1.748721 $1.330377 $2.343666 $2.550004	250,087.370 297,233.469 316,864.619 223,109.835 217,783.429 218,555.902 233,005.695 323,180.844 395,557.511 774,915.562
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.594954 $2.324820 $2.275322 $1.848023 $1.995615 $1.756760 $1.340633 $2.366536 $2.580481 $1.845522	$2.534309 $2.594954 $2.324820 $2.275322 $1.848023 $1.995615 $1.756760 $1.340633 $2.366536 $2.580481	49,991.274 51,455.130 51,861.037 56,800.744 36,840.607 10,619.259 11,894.652 11,894.652 11,894.652 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.045818 $1.069947 $0.965634 $0.871423 $0.956557 $0.880687 $0.691190 $1.101698 $1.030768 $1.000000	$1.010925 $1.045818 $1.069947 $0.965634 $0.871423 $0.956557 $0.880687 $0.691190 $1.101698 $1.030768	3,486,486.910 3,553,162.398 3,679,446.264 2,972,644.825 3,018,639.559 2,775,434.826 2,710,250.999 2,058,899.639 1,124,199.364 180,169.605
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842 $0.986575	$1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842	208,437.833 179,384.188 176,620.904 227,353.715 38,352.643 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.444861 $1.466320 $1.069631 $0.995363 $1.082927 $0.820868 $0.518920 $0.980707 $0.812430 $0.750266	$1.351877 $1.444861 $1.466320 $1.069631 $0.995363 $1.082927 $0.820868 $0.518920 $0.980707 $0.812430	1,950,550.411 2,560,372.235 2,784,312.552 2,949,236.736 3,440,064.198 2,147,351.979 2,227,234.886 2,453,311.802 2,882,898.695 3,554,495.767
TA Janus Mid-Cap Growth - Service Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.492841 $2.536859 $1.854746 $1.730832 $1.887300 $1.434038 $0.909040 $1.722779 $1.430616 $1.324940	$2.326738 $2.492841 $2.536859 $1.854746 $1.730832 $1.887300 $1.434038 $0.909040 $1.722779 $1.430616	49,731.109 28,170.106 24,790.835 40,744.235 39,498.255 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.570661 $1.449854 $1.068677 $0.937031 $0.957074 $0.865311 $0.622889 $1.003725 $0.913667 $0.909482	$1.723901 $1.570661 $1.449854 $1.068677 $0.937031 $0.957074 $0.865311 $0.622889 $1.003725 $0.913667	4,085,287.999 4,850,391.020 5,375,513.112 5,647,477.262 6,555,990.414 8,349,858.999 857,184.270 869,534.517 961,413.284 792,830.394
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.441455 $2.257126 $1.668593 $1.467598 $1.501147 $1.360709 $0.981677 $1.584415 $1.445312 $1.443829	$2.672640 $2.441455 $2.257126 $1.668593 $1.467598 $1.501147 $1.360709 $0.981677 $1.584415 $1.445312	190,859.122 180,240.821 170,320.958 170,174.655 124,150.408 61,974.021 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.075685 $1.038815 $1.077338 $1.043947 $1.000000	$1.063340 $1.075685 $1.038815 $1.077338 $1.043947	388,703.549 404,328.470 457,935.662 437,107.998 335,842.314
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.651184 $1.467747 $1.124191 $0.980778 $0.988148 $0.870805 $0.682042 $1.105064 $1.073033 $0.944481	$1.625577 $1.651184 $1.467747 $1.124191 $0.980778 $0.988148 $0.870805 $0.682042 $1.105064 $1.073033	773,415.277 881,674.343 1,056,914.532 1,266,381.494 1,446,566.135 1,623,014.681 1,757,942.545 2,081,691.064 2,328,198.579 2,858,834.381
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.305105 $2.052898 $1.576937 $1.378801 $1.392839 $1.230896 $0.966132 $1.569625 $1.527577 $1.348625	$2.262981 $2.305105 $2.052898 $1.576937 $1.378801 $1.392839 $1.230896 $0.966132 $1.569625 $1.527577	0.000 0.000 0.000 0.000 0.000 144,534.896 144,561.619 115,690.538 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.170551 $1.915958 $1.479221 $1.248810 $1.245950 $1.029652 $0.985158	$2.075636 $2.170551 $1.915958 $1.479221 $1.248810 $1.245950 $1.029652	267,714.069 268,437.435 192,764.337 115,305.795 123,456.048 30,955.169 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.144360 $1.092888 $1.053540 $0.995114 $1.000000	$1.122920 $1.144360 $1.092888 $1.053540 $0.995114	1,964,402.291 2,108,173.725 2,127,842.538 1,843,429.341 338,865.339
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.161974 $1.087191 $1.008908 $1.000000	$1.121033 $1.161974 $1.087191 $1.008908	1,940,106.095 440,280.455 452,095.693 247,909.497
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.218749 $1.143507 $1.003956 $1.000000	$1.165325 $1.218749 $1.143507 $1.003956	429,673.872 412,263.372 418,332.455 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803 $1.000000	$1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803	5,776,009.703 5,692,643.460 4,944,594.904 2,603,105.615 1,539,711.974 353,158.021 180,842.122 50,455.114
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250 $0.999959	$1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250	636,616.200 643,344.074 649,594.428 388,059.878 339,995.079 297,927.343 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758 $1.000000	$1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758	6,793,827.389 6,999,032.765 5,525,645.175 4,147,470.062 1,911,246.833 1,481,645.983 984,132.741 47,021.140
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.186379 $1.114515 $0.989747 $1.000000	$1.130959 $1.186379 $1.114515 $0.989747	291,716.178 292,212.209 230,746.871 163,535.672
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.356328 $1.451799 $1.247826 $1.036898 $1.170113 $1.074829 $0.822222 $1.289772 $1.199432 $0.989186	$1.337305 $1.356328 $1.451799 $1.247826 $1.036898 $1.170113 $1.074829 $0.822222 $1.289772 $1.199432	1,348,587.142 1,416,718.567 1,624,005.982 1,555,405.237 1,655,237.760 2,447,601.814 2,778,264.734 3,117,946.535 3,537,634.873 3,875,307.519
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.098956 $2.252306 $1.941176 $1.616793 $1.827773 $1.681853 $1.290929 $2.032875 $1.895435 $1.565082	$2.062913 $2.098956 $2.252306 $1.941176 $1.616793 $1.827773 $1.681853 $1.290929 $2.032875 $1.895435	157,503.383 157,702.527 152,357.524 76,137.494 47,683.848 25,016.970 29,939.324 29,966.762 67,587.113 35,739.937
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.911596 $1.830377 $1.253160 $1.100883 $1.186252 $0.944805 $0.749723 $1.195923 $1.201509 $1.028611	$2.105354 $1.911596 $1.830377 $1.253160 $1.100883 $1.186252 $0.944805 $0.749723 $1.195923 $1.201509	2,098,692.316 2,473,499.611 2,837,315.773 3,104,534.493 3,344,120.411 3,687,908.041 3,983,502.581 4,480,864.692 5,458,188.707 6,920,290.400
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.543767 $2.440664 $1.675125 $1.475975 $1.593493 $1.272672 $1.012622 $1.619720 $1.631685 $1.399998	$2.793143 $2.543767 $2.440664 $1.675125 $1.475975 $1.593493 $1.272672 $1.012622 $1.619720 $1.631685	0.000 0.000 0.000 0.000 14,716.394 0.000 0.000 1,035.979 2,671.498 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.162256 $1.980601 $1.702306 $1.535039 $1.497561 $1.224632 $0.984186 $1.477848 $1.320483 $1.228162	$2.134873 $2.162256 $1.980601 $1.702306 $1.535039 $1.497561 $1.224632 $0.984186 $1.477848 $1.320483	105,816.647 90,970.649 82,763.500 83,106.992 79,490.368 59,763.435 123,076.777 149,459.848 86,329.489 104,467.603
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.192635 $2.014092 $1.736065 $1.567872 $1.533791 $1.256654 $1.012797 $1.524707 $1.365103 $1.274168	$2.158875 $2.192635 $2.014092 $1.736065 $1.567872 $1.533791 $1.256654 $1.012797 $1.524707 $1.365103	473,472.650 566,136.491 556,859.140 590,437.252 711,629.805 349,539.732 143,067.708 48,440.168 44,531.437 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.075969 $1.012797 $0.919103 $0.923880 $0.970792 $1.020671 $0.998162	$1.033083 $1.075969 $1.012797 $0.919103 $0.923880 $0.970792 $1.020671	446,172.422 454,697.325 463,083.715 194,583.784 23,900.676 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.026253 $0.958074 $0.899120 $0.898985 $0.986000 $1.022422 $0.997269	$0.990093 $1.026253 $0.958074 $0.899120 $0.898985 $0.986000 $1.022422	237,535.886 238,849.555 240,170.488 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.041082 $0.993201 $0.863059 $0.870065 $0.999152 $1.021338 $0.996400	$0.990242 $1.041082 $0.993201 $0.863059 $0.870065 $0.999152 $1.021338	100,565.924 21,097.870 14,129.704 31,855.175 17,266.757 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.578717 $1.530847 $1.594413 $1.504848 $1.437263 $1.360914 $1.190434 $1.243039 $1.158142 $1.127971	$1.566127 $1.578717 $1.530847 $1.594413 $1.504848 $1.437263 $1.360914 $1.190434 $1.243039 $1.158142	3,458,340.769 4,578,992.118 5,417,305.109 6,718,467.888 6,814,270.562 7,380,461.081 7,737,509.485 6,288,883.684 5,235,416.103 5,394,025.145
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.426917 $1.388085 $1.448972 $1.370456 $1.312870 $1.246128 $1.092698 $1.144309 $1.067572 $1.042889	$1.413105 $1.426917 $1.388085 $1.448972 $1.370456 $1.312870 $1.246128 $1.092698 $1.144309 $1.067572	2,456,157.473 2,113,099.024 2,406,388.227 2,675,021.207 1,743,323.764 1,109,138.278 358,669.657 18,847.894 18,084.427 9,891.539

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.013587 $0.995180 $1.116750 $1.066426 $1.000000	$0.969976 $1.013587 $0.995180 $1.116750 $1.066426	893,874.597 895,055.339 713,686.857 879,606.325 375,035.353
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345 $1.000000	$0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345	954,497.349 440,505.177 186,970.520 793,602.181 500,947.106 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.110358 $1.087784 $1.031189 $0.980272 $1.000000	$1.068120 $1.110358 $1.087784 $1.031189 $0.980272	529,340.283 470,995.455 514,660.404 497,261.743 140,723.627
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.145176 $1.121783 $1.024706 $0.960465 $1.000000	$1.079998 $1.145176 $1.121783 $1.024706 $0.960465	1,747,030.640 1,933,107.632 1,911,473.492 975.396.672 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.173747 $1.154131 $1.005469 $0.919864 $1.000000	$1.080833 $1.173747 $1.154131 $1.005469 $0.919864	1,060,019.509 1,076,533.440 943,875.290 661,202.060 53,195.054
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.248260 $3.133265 $2.332960 $2.034727 $2.121571 $1.651190 $1.170249 $2.008812 $1.634690 $1.405416	$3.119845 $3.248260 $3.133265 $2.332960 $2.034727 $2.121571 $1.651190 $1.170249 $2.008812 $1.634690	2,334,962.888 3,047,826.037 3,382,205.154 3,886,617.297 4,424,717.054 5,060,894.910 5,844,942.032 6,775,933.114 8,115,613.254 10,955,768.426
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008	$1.808991 $1.749794 $1.305548 $1.142030 $1.193232 $0.931271 $0.661472 $1.000000	$1.733541 $1.808991 $1.749794 $1.305548 $1.142030 $1.193232 $0.931271 $0.661472	114,432.052 95,735.687 218,809.957 198,188.611 211,884.015 165,426.183 165,426.183 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.386574 $2.273471 $1.601682 $1.405318 $1.402607 $1.059041 $0.774981 $1.234015 $1.142815 $1.119752	$2.408523 $2.386574 $2.273471 $1.601682 $1.405318 $1.402607 $1.059041 $0.774981 $1.234015 $1.142815	1,038,869.132 1,374,915.531 1,451,609.353 1,659,894.033 1,852,385.881 2,213,786.727 2,552,564.798 3,042,830.335 3,409,740.837 4,614,904.471

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.275219 $3.128977 $2.210107 $1.943843 $1.943542 $1.471490 $1.079705 $1.723339 $1.600870 $1.572316	$3.296353 $3.275219 $3.128977 $2.210107 $1.943843 $1.943542 $1.471490 $1.079705 $1.723339 $1.600870	84,009.981 84,034.549 81,711.306 50,774.971 40,950.500 10,191.523 11,794.704 12,008.672 43,748.929 44,020.026
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.009931 $1.854696 $1.414354 $1.225706 $1.272903 $1.084134 $0.756748 $1.326278 $1.232298 $1.133597	$1.949069 $2.009931 $1.854696 $1.414354 $1.225706 $1.272903 $1.084134 $0.756748 $1.326278 $1.232298	1,867,000.359 2,688,909.863 3,190,304.650 3,388,038.468 3,915,442.285 4,252,897.750 4,971,205.622 4,017,111.082 4,397,965.030 5,257,684.703
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.379174 $2.200387 $1.681660 $1.461177 $1.521607 $1.299201 $0.908899 $1.596299 $1.487354 $1.371602	$2.300979 $2.379174 $2.200387 $1.681660 $1.461177 $1.521607 $1.299201 $0.908899 $1.596299 $1.487354	39,813.755 23,489.622 26,306.594 56,971.150 52,889.493 52,891.180 52,893.195 0.000 0.000 0.000
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8,1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.399048 $1.497693 $1.222547 $1.062925 $1.258782 $1.177791 $0.949656 $1.575932 $1.383773 $1.137156	$1.396518 $1.399048 $1.497693 $1.222547 $1.062925 $1.258782 $1.177791 $0.949656 $1.575932 $1.383773	992,843.717 1,282,392.389 1,384,132.902 1,545,294.690 1,873,092.703 2,427,269.368 2,762,393.826 3,052,859.508 4,393,893.498 4,471,565.425
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.014574 $2.161065 $1.767918 $1.541241 $1.831042 $1.717602 $1.387180 $2.310106 $2.034237 $1.676063	$2.005435 $2.014574 $2.161065 $1.767918 $1.541241 $1.831042 $1.717602 $1.387180 $2.310106 $2.034237	132,642.601 136,660.275 134,095.696 88,875.080 95,006.937 104,159.386 108,294.523 108,309.969 144,343.441 84,270.117
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.646502 $1.504184 $1.152560 $1.033797 $1.089949 $0.939041 $0.737735 $1.386928 $1.210684 $1.130303	$1.733247 $1.646502 $1.504184 $1.152560 $1.033797 $1.089949 $0.939041 $0.737735 $1.386928 $1.210684	3,253,788.107 3,857,214.056 4,336,792.156 5,270,878.157 6,076,540.999 4,594,476.867 5,178,358.881 5,886,901.498 6,751,735.113 8,017,334.545

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.249285 $2.059879 $1.582325 $1.423142 $1.503523 $1.298972 $1.022880 $1.929018 $1.687384 $1.580157	$2.362526 $2.249285 $2.059879 $1.582325 $1.423142 $1.503523 $1.298972 $1.022880 $1.929018 $1.687384	234,133.296 407,787.931 430,797.194 419,796.943 431,284.402 360,718.946 270,753.172 271,489.935 144,770.017 79,227.550

Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.668825 $1.548343 $1.166494 $1.008920 $0.964479 $0.867005 $0.730495 $1.249071 $1.207946 $1.046993	$1.669260 $1.668825 $1.548343 $1.166494 $1.008920 $0.964479 $0.867005 $0.730495 $1.249071 $1.207946	271,196.409 319,963.098 333,565.353 329,391.243 367,664.397 381,109.209 409,151.109 459,784.999 490,843.630 437,508.667
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.357955 $1.209558 $0.895253 $0.777914 $0.819539 $0.756619 $0.559572 $0.942925 $0.841626 $0.858880	$1.484577 $1.357955 $1.209558 $0.895253 $0.777914 $0.819539 $0.756619 $0.559572 $0.942925 $0.841626	143,488.180 147,623.824 180,875.193 199,019.114 267,848.462 279,175.214 372,591.904 308,836.388 371,658.355 291,587.041
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.155559 $2.910736 $2.137580 $1.900641 $1.975611 $1.775888 $1.373173 $2.202196 $2.193294 $1.824902	$2.926794 $3.155559 $2.910736 $2.137580 $1.900641 $1.975611 $1.775888 $1.373173 $2.202196 $2.193294	1,884,795.008 2,094,033.999 2,483,962.148 3,001,816.272 3,409,914.084 3,654,915.019 4,137,757.821 4,629,438.598 5,784,183.207 5,471,806.793
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.635973 $1.624605 $1.435508 $1.319994 $1.386872 $1.277807 $1.068980 $1.345252 $1.165870 $1.014440	$1.601917 $1.635973 $1.624605 $1.435508 $1.319994 $1.386872 $1.277807 $1.068980 $1.345252 $1.165870	1,920,263.344 2,085,453.574 2,370,875.571 2,298,751.523 2,834,696.909 3,001,510.778 3,345,937.541 3,514,370.435 3,524,772.409 2,579,371.903

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.246935 $2.214400 $2.053593 $1.800501 $1.766779 $1.552970 $1.005430 $1.439571 $1.425388 $1.320409	$2.136689 $2.246935 $2.214400 $2.053593 $1.800501 $1.766779 $1.552970 $1.005430 $1.439571 $1.425388	762,977.536 862,052.243 1,089,395.908 1,283,867.069 1,441,614.092 1,560,642.444 1,553,576.479 1,809,443.343 2,151,291.778 2,286,017.153
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.446312 $1.333014 $1.133170 $1.000796 $1.055143 $0.908581 $0.666047 $1.000000	$1.431488 $1.446312 $1.333014 $1.133170 $1.000796 $1.055143 $0.908581 $0.666047	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.026392 $1.840279 $1.424962 $1.244196 $1.297713 $1.125366 $0.842351 $1.490512 $1.288533 $1.172486	$2.006716 $2.026392 $1.840279 $1.424962 $1.244196 $1.297713 $1.125366 $0.842351 $1.490512 $1.288533	1,527,021.734 1,617,899.627 1,640,026.579 1,757,632.563 2,002,521.467 2,145,435.511 2,056,714.078 2,405,376.427 2,383,883.130 1,906,492.672
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.812038 $1.693777 $1.343597 $1.163980 $1.172556 $1.034630 $0.807737 $1.432302 $1.434215 $1.212580	$1.711280 $1.812038 $1.693777 $1.343597 $1.163980 $1.172556 $1.034630 $0.807737 $1.432302 $1.434215	231,098.740 275,212.093 285,754.852 305,422.657 409,502.380 347,152.514 389,020.966 546,951.557 687,419.385 737,661.535
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.417026 $1.294325 $0.965031 $0.855411 $0.867643 $0.710288 $0.562844 $1.083210 $0.867250 $0.825131	$1.493940 $1.417026 $1.294325 $0.965031 $0.855411 $0.867643 $0.710288 $0.562844 $1.083210 $0.867250	293,088.124 311,192.370 327,518.495 366,827.016 391,437.778 376,324.216 469,911.027 547,860.455 361,380.996 184,369.015
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.362584 $1.234212 $0.909910 $0.773278 $0.768942 $0.631473 $0.994989 $0.994989 $0.820943 $0.791876	$1.415575 $1.362584 $1.234212 $0.909910 $0.773278 $0.768942 $0.631473 $0.440186 $0.994989 $0.820943	73,488.371 84,967.208 86,425.015 89,093.526 91,056.305 92,859.423 94,396.847 94,445.812 97,919.595 128,187.178

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.352574 $3.206127 $2.392732 $2.117979 $2.409019 $1.899892 $1.378498 $2.314639 $2.035076 $1.835788	$3.252434 $3.352574 $3.206127 $2.392732 $2.117979 $2.409019 $1.899892 $1.378498 $2.314639 $2.035076	1,064,442.708 1,242,025.219 1,368,659.080 1,478,479.513 1,664,407.876 1,849,968.413 1,820,582.982 1,957,314.993 2,346,268.102 2,234,591.913
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.204293 $2.098481 $1.634493 $1.304448 $1.454089 $1.167052 $0.753024 $1.567541 $1.507568 $1.317677	$2.104508 $2.204293 $2.098481 $1.634493 $1.304448 $1.454089 $1.167052 $0.753024 $1.567541 $1.507568	208,631.705 235,591.138 243,200.234 258,224.932 291,123.880 324,757.038 297,835.132 316,371.947 530,516.239 508,292.982
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.300718 $1.260729 $1.121956 $1.009965 $1.000224 $0.900151 $0.673149 $0.970390 $1.000000	$1.192271 $1.300718 $1.260729 $1.121956 $1.009965 $1.000224 $0.900151 $0.673149 $0.970390	262,690.337 374,070.183 402,683.326 435,282.055 484,284.938 522,432.907 441,537.212 317,349.805 58,007.293
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.197944 $1.133954 $0.896470 $0.795747 $0.815369 $0.743536 $0.598140 $0.964440 $1.000000	$1.123082 $1.197944 $1.133954 $0.896470 $0.795747 $0.815369 $0.743536 $0.598140 $0.964440	49,164.352 50,400.033 59,017.962 83,053.332 109,658.585 115,679.621 115,188.846 49,513.812 29,183.831
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.417786 $1.329079 $0.964032 $1.000000	$1.464627 $1.417786 $1.329079 $0.964032	27,411.622 33,034.396 34,597.656 37,965.207
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.401226 $1.335564 $1.016170 $0.875841 $0.919289 $0.871620 $0.598231 $1.261330 $1.261880 $1.132885	$1.234626 $1.401226 $1.335564 $1.016170 $0.875841 $0.919289 $0.871620 $0.598231 $1.261330 $1.261880	76,302.205 83,466.412 111,725.756 116,463.843 122,090.081 103,060.574 212,769.713 220,330.577 288,504.858 288,011.782

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.048619 $0.947333 $0.727505 $0.630620 $0.650168 $0.525230 $0.368713 $0.665981 $0.554748 $0.496441	$1.073099 $1.048619 $0.947333 $0.727505 $0.630620 $0.650168 $0.525230 $0.368713 $0.665981 $0.554748	138,351.679 150,952.632 157,319.292 164,500.348 179,018.916 164,470.170 146,980.894 154,335.965 141,725.995 161,657.113
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.825554 $0.781013 $0.618340 $0.523148 $0.616725 $0.541340 $0.399491 $0.733990 $0.680590 $0.585137	$0.793538 $0.825554 $0.781013 $0.618340 $0.523148 $0.616725 $0.541340 $0.399491 $0.733990 $0.680590	298,038.814 358,018.742 385,014.898 417,262.870 475,875.156 530,380.370 362,438.814 381,303.053 488,167.704 368,512.466
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.110232 $1.973249 $1.590394 $1.455683 $1.521387 $1.337220 $1.020116 $1.434668 $1.357503 $1.196244	$2.004293 $2.110232 $1.973249 $1.590394 $1.455683 $1.521387 $1.337220 $1.020116 $1.434668 $1.357503	61,961.876 69,719.054 78,036.105 85,062.057 93,448.103 102,120.109 112,547.355 125,924.761 217,362.596 199,140.693
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.058266 $2.256177 $1.620011 $1.358840 $1.539371 $1.148229 $0.714642 $1.198237 $1.188363 $1.066994	$1.986287 $2.058266 $2.256177 $1.620011 $1.358840 $1.539371 $1.148229 $0.714642 $1.198237 $1.188363	158,663.471 166,689.036 174,267.205 213,712.713 243,904.631 191,671.966 161,234.803 131,073.282 177,155.531 86,850.831
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.729374 $1.620152 $1.383572 $1.264757 $1.262412 $1.167604 $1.005703 $1.312887 $1.280957 $1.163589	$1.695613 $1.729374 $1.620152 $1.383572 $1.264757 $1.262412 $1.167604 $1.005703 $1.312887 $1.280957	200,345.390 239,588.106 263,448.902 274,927.432 372,908.467 361,857.133 328,881.147 348,640.074 519,571.732 383,392.774
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.991916 $1.131799 $0.933266 $0.800445 $0.908216 $0.849508 $0.628565 $1.069077 $1.000000	$0.914705 $0.991916 $1.131799 $0.933266 $0.800445 $0.908216 $0.849508 $0.628565 $1.069077	278,336.286 371,699.803 438,510.640 506,366.073 632,758.917 667,859.204 510,659.087 271,646.589 268,805.675

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.052329 $2.001464 $1.903896 $1.644974 $1.592018 $1.435735 $0.988767 $1.340423 $1.334548 $1.219659	$1.938534 $2.052329 $2.001464 $1.903896 $1.644974 $1.592018 $1.435735 $0.988767 $1.340423 $1.334548	504,777.983 614,326.235 697,790.126 755,885.366 817,274.004 931,917.979 1,012,050.720 1,145,148.382 1,421,847.505 1,416,497.613
TA Aegon Government Money Market - Initial Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.365957 $1.384989 $1.404323 $1.424033 $1.443835 $1.463956 $1.482566 $1.468242 $1.417616 $1.372479	$1.347167 $1.365957 $1.384989 $1.404323 $1.424033 $1.443835 $1.463956 $1.482566 $1.468242 $1.417616	1,737,465.516 1,977,047.305 2,576,523.386 2,195,015.845 2,718,859.661 3,517,568.155 3,078.096.210 3,540,344.143 3,338,997.333 2,779,611.765
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.020976 $1.958114 $2.030943 $1.958786 $1.845743 $1.792649 $1.740018 $1.638874 $1.567147 $1.538696	$1.995040 $2.020976 $1.958114 $2.030943 $1.958786 $1.845743 $1.792649 $1.740018 $1.638874 $1.567147	1,340,523.041 1,708,849.699 1,769,679.933 2,120,593.977 2,257,581.602 2,626,780.708 2,668,465.578 2,423,276.533 2,371,508.665 2,238,936.459
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.325777 $1.287416 $1.338732 $1.294588 $1.223523 $1.190380 $1.158420 $1.093594 $1.048367 $1.031447	$1.305180 $1.325777 $1.287416 $1.338732 $1.294588 $1.223523 $1.190380 $1.158420 $1.093594 $1.048367	0.000 0.000 0.000 10,645.516 10,724.426 8,706.897 9,715.008 9,752.928 0.000 0.000
TA AB Dynamic Allocation - Initial Class(5) Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.655467 $1.590224 $1.504417 $1.437321 $1.431436 $1.328102 $1.025677 $1.647615 $1.408357 $1.287698	$1.631372 $1.655467 $1.590224 $1.504417 $1.437321 $1.431436 $1.328102 $1.025677 $1.647615 $1.408357	250,496.278 264,725.794 304,429.015 319,098.188 328,666.265 344,494.972 354,185.810 348,328.744 352,608.197 365,045.805
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.661765 $1.648938 $1.528836 $1.442720 $1.425031 $1.326496 $1.074117 $1.381913 $1.317265 $1.220383	$1.606754 $1.661765 $1.648938 $1.528836 $1.442720 $1.425031 $1.326496 $1.074117 $1.381913 $1.317265	1,364,400.546 1,259,890.987 1,364,339.859 1,673,380.893 1,852,744.971 2,652,875.442 2,501,460.962 2,312,131.447 902,413.974 678,660.449

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.778910 $1.755888 $1.404033 $1.264501 $1.355615 $1.195798 $0.934025 $1.569060 $1.476629 $1.294993	$1.720483 $1.778910 $1.755888 $1.404033 $1.264501 $1.355615 $1.195798 $0.934025 $1.569060 $1.476629	3,597,841.267 4,010,983.152 4,361,964.820 4,904,843.257 4,962,931.609 4,846,990.224 4,956,584.794 4,965,914.904 5,233,468.121 4,495,555.162
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.753065 $1.729756 $1.545347 $1.431983 $1.443528 $1.326130 $1.063828 $1.457116 $1.368733 $1.244946	$1.690350 $1.753065 $1.729756 $1.545347 $1.431983 $1.443528 $1.326130 $1.063828 $1.457116 $1.368733	2,433,581.175 2,968,810.539 3,437,939.053 3,835,522.584 3,705,371.143 3,953,356.832 3,853,227.627 4,059,172.433 4,546,835.569 3,214,671.940
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.785308 $1.764902 $1.499056 $1.373886 $1.421687 $1.278814 $1.011811 $1.526006 $1.435364 $1.278529	$1.721340 $1.785308 $1.764902 $1.499056 $1.373886 $1.421687 $1.278814 $1.011811 $1.526006 $1.435364	3,055,707.527 3,872,956.824 3,839,338.614 4,313,622.259 5,196,168.491 4,885,136.762 5,078,719.466 5,132,335.078 6,408,855.929 5,426,854.030
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.280411 $2.061466 $1.604940 $1.456743 $1.437773 $1.320019 $1.174217 $1.801104 $1.745501 $1.513729	$2.168093 $2.280411 $2.061466 $1.604940 $1.456743 $1.437773 $1.320019 $1.174217 $1.801104 $1.745501	4,371,860.632 5,307,134.606 5,883,266.918 6,350,301.800 7,382,495.173 8,200,977.056 3,044,228.719 892,719.178 994,406.305 820,763.770
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.510916 $1.507099 $1.336776 $1.233828 $1.302136 $1.203969 $1.000000	$1.471763 $1.510916 $1.507099 $1.336776 $1.233828 $1.302136 $1.203969	2,349,895.259 2,589,014.333 2,312,702.413 2,424,842.397 2,749,647.585 1,599,918.929 708,205.113
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.402594 $1.353599 $1.221728 $1.126149 $1.100689 $1.003303 $0.993367	$1.381506 $1.402594 $1.353599 $1.221728 $1.126149 $1.100689 $1.003303	179,893.649 157,794.034 181,649.693 332,589.922 214,678.813 122,002.568 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.648444 $2.364755 $2.307934 $1.868540 $2.009964 $1.762024 $1.339169 $2.356813 $2.561764 $1.825716	$2.596169 $2.648444 $2.364755 $2.307934 $1.868540 $2.009964 $1.762024 $1.339169 $2.356813 $2.561764	178,425.665 205,934.944 248,748.246 190,927.730 221,041.025 204,891.130 206,237.116 226,338.791 361,359.348 339,221.434
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.054808 $1.078076 $0.972012 $0.876311 $0.960974 $0.883896 $0.693018 $1.103520 $1.031445 $1.000000	$1.020629 $1.054808 $1.078076 $0.972012 $0.876311 $0.960974 $0.883896 $0.693018 $1.103520 $1.031445	78,894.602 35,122.746 35,196.449 43,020.281 43,318.099 91,196.732 77,970.577 78,058.815 34,646.684 94,175.434
TA Janus Mid-Cap Growth - Initial Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.464469 $1.484756 $1.082014 $1.005894 $1.093306 $0.827922 $0.522860 $0.987189 $0.816984 $0.753727	$1.371566 $1.464469 $1.484756 $1.082014 $1.005894 $1.093306 $0.827922 $0.522860 $0.987189 $0.816984	483,773.702 516,970.112 512,902.105 677,985.419 765,899.224 101,928.872 95,182.932 129,488.095 131,554.363 159,691.120
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.585675 $1.462273 $1.076768 $0.943185 $0.962411 $0.869294 $0.625130 $1.006325 $0.915116 $0.910023	$1.742092 $1.585675 $1.462273 $1.076768 $0.943185 $0.962411 $0.869294 $0.625130 $1.006325 $0.915116	6,441,174.596 7,341,459.665 8,159,776.524 9,302,789.190 10,310,494.684 11,142,728.019 2,051,071.106 2,078,752.273 2,226,373.970 2,251,668.880
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.612185 $2.319704 $1.774989 $1.547016 $1.557120 $1.370867 $1.072662 $1.736224 $1.684237 $1.480999	$2.574211 $2.612185 $2.319704 $1.774989 $1.547016 $1.557120 $1.370867 $1.072662 $1.736224 $1.684237	2,196,625.373 2,674,035.923 3,144,246.480 3,394,481.895 3,971,674.763 4,231,098.425 4,794,379.991 5,262,273.354 6,002,505.863 5,763,390.084
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.181515 $1.923740 $1.483777 $1.251416 $1.247323 $1.029767 $0.985161	$2.088181 $2.181515 $1.923740 $1.483777 $1.251416 $1.247323 $1.029767	130,232.732 117,373.663 103,992.963 79,774.641 89,184.622 72,711.611 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.374775 $1.470090 $1.262298 $1.047888 $1.181344 $1.084084 $0.828492 $1.298322 $1.206202 $0.993791	$1.356820 $1.374775 $1.470090 $1.262298 $1.047888 $1.181344 $1.084084 $0.828492 $1.298322 $1.206202	660,387.086 630,609.679 691,107.848 730,877.450 863,056.457 947,109.447 899,383.022 840,998.843 1,080,513.906 752,716.311
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.244287 $1.206806 $1.098161 $1.027339 $1.026637 $0.940448 $0.818345 $1.000000	$1.205397 $1.244287 $1.206806 $1.098161 $1.027339 $1.026637 $0.940448 $0.818345	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.267846 $1.221569 $1.152583 $1.096261 $1.077372 $0.998364 $0.999962	$1.241745 $1.267846 $1.221569 $1.152583 $1.096261 $1.077372 $0.998364	44,609.758 0.000 4,817.736 4,887.848 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.259696 $1.228546 $1.048774 $0.953385 $0.977792 $0.877381 $0.722243 $1.000000	$1.198641 $1.259696 $1.228546 $1.048774 $0.953385 $0.977792 $0.877381 $0.722243	181,216.007 191,288.342 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.131016 $2.038460 $1.394255 $1.223626 $1.317216 $1.048083 $0.830857 $1.324021 $1.328898 $1.136546	$2.349325 $2.131016 $2.038460 $1.394255 $1.223626 $1.317216 $1.048083 $0.830857 $1.324021 $1.328898	240,714.091 260,627.383 242,402.458 278,112.048 425,573.529 457,075.829 618,945.517 724,272.368 940,865.805 916,153.845
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.189471 $2.003550 $1.720340 $1.549757 $1.510448 $1.233952 $0.990695 $1.486147 $1.326575 $1.232622	$2.163870 $2.189471 $2.003550 $1.720340 $1.549757 $1.510448 $1.233952 $0.990695 $1.486147 $1.326575	129,810.524 160,361.732 116,000.476 175,227.883 64,667.093 61,500.591 106,270.010 37,186.755 79,737.490 29,095.389
TA Multi-Managed Balanced - Service Class Subaccount Inception Date April 29. 2010	2015 2014 2013 2012 2011 2010	$1.620403 $1.486983 $1.280456 $1.155257 $1.129037 $1.000000	$1.597024 $1.620403 $1.486983 $1.280456 $1.155257 $1.129037	67,287.993 60,262.963 38,935.035 11,270.133 5,185.256 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.598537 $1.548550 $1.611259 $1.519235 $1.449581 $1.371221 $1.198265 $1.249982 $1.163454 $1.132042	$1.587343 $1.598537 $1.548550 $1.611259 $1.519235 $1.449581 $1.371221 $1.198265 $1.249982 $1.163454	2,311,226.521 2,685,537.911 2,728,240.011 3,129,682.945 3,174,633.832 3,599,315.337 3,296,819.621 2,908,625.119 2,912,389.759 1,713,072.241
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$10.668525 $10.280692 $7.647247 $6.663030 $6.940581 $5.396438 $3.820872 $6.552295 $5.326698 $4.575107	$10.256879 $10.668525 $10.280692 $7.647247 $6.663030 $6.940581 $5.396438 $3.820872 $6.552295 $5.326698	852,322.099 966,790.140 1,082,926.806 1,204,093.297 1,376,631.504 1,617,241.183 1,885,082.319 2,126,188.632 2,732,082.835 2,860,344.804
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.928918 $1.835694 $1.291996 $1.132477 $1.129182 $0.851754 $0.622691 $0.990536 $0.916411 $0.897026	$1.948576 $1.928918 $1.835694 $1.291996 $1.132477 $1.129182 $0.851754 $0.622691 $0.990536 $0.916411	775,832.634 811,513.146 849,762.005 974,775.004 1,067,583.519 1,137,578.073 957,571.141 1,047,329.895 1,221,579.823 1,160,090.996
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$5.680499 $5.236599 $3.989387 $3.453866 $3.583343 $3.048951 $2.126141 $3.722594 $3.455380 $3.175486	$5.513901 $5.680499 $5.236599 $3.989387 $3.453866 $3.583343 $3.048951 $2.126141 $3.722594 $3.455380	920,542.937 1,141,587.289 1,305,222.787 1,731,364.122 1,972,253.340 2,134,346.845 2,233,824.646 1,518,231.808 1,865,984.378 1,853,445.498
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8,1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.095199 $2.240705 $1.827259 $1.587105 $1.877702 $1.755151 $1.413790 $2.343832 $2.056012 $1.687937	$2.093467 $2.095199 $2.240705 $1.827259 $1.587105 $1.877702 $1.755151 $1.413790 $2.343832 $2.056012	1,699,416.186 1,856,822.561 1,989,894.293 2,225,277.534 2,530,274.280 2,784,821.944 3,193,538.526 3,525,932.338 4,160,567.033 3,279,109.176
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.291938 $1.179104 $0.902570 $0.808764 $0.851858 $0.733184 $0.575444 $1.080758 $0.942483 $0.879044	$1.361352 $1.291938 $1.179104 $0.902570 $0.808764 $0.851858 $0.733184 $0.575444 $1.080758 $0.942483	10,744,122.784 12,765,863.024 13,781,219.750 15,827,410.641 18,041,358.089 15,414,266.249 14,398,155.023 16,094,928.306 19,179,279.680 17,877,765.952

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273 $1.000000	$1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273	814,928.473 838,519.045 962,747.698 729,401.430 739,429.087 147,274.400 127,718.867 0.000
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.875968 $1.738808 $1.308696 $1.130799 $1.079926 $0.969833 $0.816323 $1.394446 $1.347197 $1.166530	$1.878317 $1.875968 $1.738808 $1.308696 $1.130799 $1.079926 $0.969833 $0.816323 $1.394446 $1.347197	703,461.815 761,069.713 807,859.297 828,047.487 745,778.142 332,246.843 382,750.199 401,564.078 434,288.805 632,782.229
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.845350 $1.642083 $1.214190 $1.054017 $1.109325 $1.023151 $0.755948 $1.272565 $1.134725 $1.156857	$2.019415 $1.845350 $1.642083 $1.214190 $1.054017 $1.109325 $1.023151 $0.755948 $1.272565 $1.134725	331,458.830 392,386.479 538,723.857 559,724.307 633,847.168 670,003.143 637,984.447 692,656.017 496,877.158 447,009.324
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398 $0.989787	$1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398	4,954,325.745 4,923,822.298 4,980,270.198 5,739,566.478 5,457,608.113 3,296,560.608 6,721.451
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105 $1.000908	$1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105	1,064,676.512 1,199,165.434 1,572,105.989 1,638,608.543 1,057,055.964 430,836.907 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254 $0.986490	$1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254	710,557.648 670,761.375 683,647.297 541,517.978 333,346.114 13,156.025 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648 $0.986811	$1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648	377,474.957 313,360.071 327,948.055 174,700.359 85,630.480 24,722.354 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758 $0.982921	$1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758	529,752.663 500,226.363 490,478.385 431,102.318 354,794.770 10,714.306 0.000
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.059349 $1.897696 $1.392250 $1.236708 $1.284217 $1.153248 $0.890856 $1.427262 $1.420094 $1.180417	$1.911936 $2.059349 $1.897696 $1.392250 $1.236708 $1.284217 $1.153248 $0.890856 $1.427262 $1.420094	511,807.611 650,715.510 692,197.027 787,478.976 929,691.471 1,015,891.980 1,336,923.027 1,656,987.464 2,105,701.597 2,648,655.884
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.421503 $2.402306 $2.120581 $1.948016 $2.044707 $1.882054 $1.572932 $1.977480 $1.712096 $1.488268	$2.373440 $2.421503 $2.402306 $2.120581 $1.948016 $2.044707 $1.882054 $1.572932 $1.977480 $1.712096	731,218.754 1,355,600.434 1,918,701.432 2,091,771.093 2,466,641.160 2,928,706.439 3,869,355.085 3,945,088.667 1,735,941.631 787,572.076
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.287031 $2.251689 $2.086122 $1.827203 $1.791215 $1.572902 $1.017336 $1.455193 $1.439422 $1.332101	$2.176976 $2.287031 $2.251689 $2.086122 $1.827203 $1.791215 $1.572902 $1.017336 $1.455193 $1.439422	314,728.106 331,027.909 352,702.597 402,697.846 344,564.275 398,843.395 836,429.053 748,523.925 454,940.454 501,415.546
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486 $1.000000	$1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486	3,475,338.007 3,082,575.881 3,082,310.283 2,567,618.408 2,412,160.716 1,943,332.470 1,267,104.031 347,054.311
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.495393 $2.263981 $1.751320 $1.527631 $1.591765 $1.379022 $1.031203 $1.822872 $1.574294 $1.431098	$2.473594 $2.495393 $2.263981 $1.751320 $1.527631 $1.591765 $1.379022 $1.031203 $1.822872 $1.574294	1,531,519.674 1,916,531.305 2,016,183.610 1,891,018.317 1,576,566.221 1,386,820.357 1,808,449.795 2,102,042.061 1,871,035.174 1,264,575.302

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.814489 $1.694403 $1.342765 $1.162115 $1.169536 $1.030945 $0.804068 $1.424382 $1.424871 $1.203501	$1.715280 $1.814489 $1.694403 $1.342765 $1.162115 $1.169536 $1.030945 $0.804068 $1.424382 $1.424871	266,615.325 280,166.322 315,684.517 368,248.959 624,462.500 375,440.224 486,168.042 441,332.883 399,848.247 371,448.076
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.790430 $1.633781 $1.216905 $1.077600 $1.091941 $0.893030 $0.706947 $1.359202 $1.087133 $1.033325	$1.889475 $1.790430 $1.633781 $1.216905 $1.077600 $1.091941 $0.893030 $0.706947 $1.359202 $1.087133	179,435.963 304,199.539 308,257.613 353,915.330 490,304.339 420,666.596 440,768.830 428,664.014 364,962.258 310,526.836
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.093779 $2.955724 $2.203677 $1.948696 $2.214293 $1.744598 $1.264573 $2.121232 $1.863182 $1.679083	$3.004336 $3.093779 $2.955724 $2.203677 $1.948696 $2.214293 $1.744598 $1.264573 $2.121232 $1.863182	282,637.444 301,284.612 308,248.048 385,906.818 412,535.591 607,219.229 844,962.534 973,512.007 1,226,936.269 1,093,006.091
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.232022 $2.122792 $1.651800 $1.316950 $1.466580 $1.175913 $0.757994 $1.576332 $1.514528 $1.322459	$2.133073 $2.232022 $2.122792 $1.651800 $1.316950 $1.466580 $1.175913 $0.757994 $1.576332 $1.514528	319,324.580 282,315.758 298,854.512 342,111.110 337,886.500 393,433.501 515,058.744 625,536.154 776,405.916 782,501.272
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582 $1.000000	$1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582	1,689,864.780 1,807,243.387 1,832,337.457 1,901,457.438 2,019,176.174 921,236.033 380,394.155 52,310.940
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535 $0.674255 $0.971026 $1.000000	$1.202518 $1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535 $0.674255 $0.971026	599,765.861 650,815.257 778,612.199 1,106,855.433 1,291,097.086 877,277.517 879,637.426 760,314.777 166,048.041

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.207066 $1.141472 $0.901525 $0.799440 $0.818330 $0.745500 $0.599127 $0.965072 $1.000000	$1.132756 $1.207066 $1.141472 $0.901525 $0.799440 $0.818330 $0.745500 $0.599127 $0.965072	129,731.114 146,147.292 209,427.797 209,630.219 209,841.826 219,705.288 216,135.191 315,509.652 174,412.970
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036 $0.988819	$1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036	1,721,173.824 1,765,744.305 1,678,266.393 1,773,868.972 1,844,050.315 564,495.930 522.844
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.421529 $1.331264 $0.964665 $1.000000	$1.469940 $1.421529 $1.331264 $0.964665	0.000 0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.418876 $1.351052 $1.026935 $0.884240 $0.927187 $0.878240 $0.602185 $1.268385 $1.267676 $1.136976	$1.251415 $1.418876 $1.351052 $1.026935 $0.884240 $0.927187 $0.878240 $0.602185 $1.268385 $1.267676	109,537.693 144,844.970 150,701.288 228,380.929 310,437.858 370,125.768 468,956.402 513,394.109 505,873.079 512,366.564
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.973442 $2.683577 $2.058824 $1.782863 $1.836327 $1.481994 $1.039335 $1.875424 $1.560633 $1.395231	$3.045864 $2.973442 $2.683577 $2.058824 $1.782863 $1.836327 $1.481994 $1.039335 $1.875424 $1.560633	8,852.474 11,808.400 17,585.518 26,189.351 30,803.924 48,025.387 325,885.714 326,377.238 15,347.795 15,072.461
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.459787 $1.379692 $1.091246 $0.922333 $1.086242 $0.952525 $0.702245 $1.288974 $1.194022 $1.025549	$1.404556 $1.459787 $1.379692 $1.091246 $0.922333 $1.086242 $0.952525 $0.702245 $1.288974 $1.194022	179,646.775 196,484.472 222,611.510 245,832.954 301,124.662 307,908.772 437,079.852 449,773.727 521,646.526 460,374.057
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.084189 $2.282350 $1.637182 $1.371883 $1.552619 $1.156972 $0.719371 $1.204962 $1.193842 $1.070861	$2.013286 $2.084189 $2.282350 $1.637182 $1.371883 $1.552619 $1.156972 $0.719371 $1.204962 $1.193842	75,454.789 77,931.272 137,104.251 193,918.861 196,390.815 275,856.287 269,974.117 261,611.454 354,652.217 325,379.535

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.751164 $1.638943 $1.398243 $1.276894 $1.273275 $1.176500 $1.012358 $1.320266 $1.286878 $1.167818	$1.718667 $1.751164 $1.638943 $1.398243 $1.276894 $1.273275 $1.176500 $1.012358 $1.320266 $1.286878	219,940.093 241,469.264 368,644.590 414,453.706 451,580.891 492,565.715 598,236.876 620,812.127 836,584.310 744,289.126
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.069777 $1.139286 $0.938505 $0.804149 $0.911517 $0.851754 $0.629608 $1.069777 $1.000000	$0.922583 $0.999475 $1.139286 $0.938505 $0.804149 $0.911517 $0.851754 $0.629608 $1.069777	230,693.011 287,967.884 299,517.150 359,179.321 280,908.328 262,335.009 346,786.411 196,218.258 31,734.287
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.676319 $1.608668 $1.520365 $1.451112 $1.443750 $1.338197 $1.032458 $1.656873 $1.414865 $1.292368	$1.653554 $1.676319 $1.608668 $1.520365 $1.451112 $1.443750 $1.338197 $1.032458 $1.656873 $1.414865	122,041.180 143,137.684 146,703.200 161,604.129 172,714.745 238,921.824 271,642.775 293,781.521 435,614.028 511,587.210
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255 $1.045137 $1.680554 $1.439300 $1.317623	$1.648662 $1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255 $1.045137 $1.680554 $1.439300	6,099,751.292 5,601,069.416 5,815,483.563 6,134,764.739 5,543,019.285 563,973.113 80,063.842 146,437.800 157,635.350 106,058.671
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.126945 $2.072178 $1.969227 $1.699740 $1.643398 $1.480603 $1.018657 $1.379583 $1.372181 $1.252826	$2.010987 $2.126945 $2.072178 $1.969227 $1.699740 $1.643398 $1.480603 $1.018657 $1.379583 $1.372181	125,388.573 166,155.619 170,805.454 224,523.764 246,702.873 286,368.230 405,787.534 439,123.821 517,161.200 658,632.668
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898 $0.949767 $1.290857 $1.285516 $1.177206	$1.844453 $1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898 $0.949767 $1.290857 $1.285516	183,372.738 188,711.316 192,566.401 193,373.358 202,005.613 222,166.854 243,534.079 81,816.417 76,140.317 34,996.964

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Initial Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.010661 $1.023775 $1.036989 $1.050533 $1.064042 $1.077875 $1.090459 $1.078853 $1.040621 $1.006491	$0.997764 $1.010661 $1.023775 $1.036989 $1.050533 $1.064042 $1.077875 $1.090459 $1.078853 $1.040621	408,319.096 495,892.715 1,627,715.277 1,464,841.168 2,546,518.578 1,907,065.195 2,289,303.600 3,523,405.337 1,245,589.671 1,670,999.939
TA Aegon Government Money Market - Service Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264 $1.078019 $1.068957 $1.033653 $1.002241	$0.985199 $0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264 $1.078019 $1.068957 $1.033653	2,280,724.167 2,999,559.376 4,302,329.122 3,567,891.132 4,855,372.383 3,624,745.462 2,903,374.982 2,906,437.834 1,533,353.384 735,478.334
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.445352 $1.399015 $1.449604 $1.396710 $1.314814 $1.275736 $1.237053 $1.163996 $1.111955 $1.090697	$1.428215 $1.445352 $1.399015 $1.449604 $1.396710 $1.314814 $1.275736 $1.237053 $1.163996 $1.111955	273,552.678 293,427.070 313,366.921 359,065.340 500,588.655 888,544.428 1,161,095.539 1,121,301.279 1,681,954.015 1,749,934.021
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718 $1.019980	$1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718	1,204,926.378 1,249,220.608 1,572,857.700 3,513,372.489 3,649,966.027 1,941,844.743 997,124.850 766,450.214 391,454.526 113,369.453
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718 $1.019980	$1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718	34,589.177 8,374.165 33,584.463 915,204.650 1,444,604.136 1,064,482.678 1,306,625.912 2,967,249.933 72,247.919 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2015	$9.999646	$9.536912	27,998.876

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.682639 $1.668008 $1.544993 $1.456515 $1.437238 $1.336542 $1.081182 $1.389635 $1.323313 $1.224786	$1.628543 $1.682639 $1.668008 $1.544993 $1.456515 $1.437238 $1.336542 $1.081182 $1.389635 $1.323313	262,539.845 523,223.842 591,928.032 713,701.393 845,867.126 1,326,399.793 1,488,307.815 1,846,424.506 1,639,295.371 3,309,182.671
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.742852 $1.731760 $1.608077 $1.519752 $1.504008 $1.401527 $1.136669 $1.465065 $1.398275 $1.297758	$1.683598 $1.742852 $1.731760 $1.608077 $1.519752 $1.504008 $1.401527 $1.136669 $1.465065 $1.398275	13,192,925.235 14,110,752.092 16,433,838.749 18,881,346.243 17,677,498.763 14,314,804.405 12,315,637.838 9,178,382.453 5,216,196.100 3,886,872.531
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.801306 $1.776232 $1.418904 $1.276631 $1.367260 $1.204883 $0.940202 $1.577851 $1.483425 $1.299672	$1.743847 $1.801306 $1.776232 $1.418904 $1.276631 $1.367260 $1.204883 $0.940202 $1.577851 $1.483425	400,949.493 510,650.895 539,238.268 666,948.369 677,820.576 778,859.286 992,684.491 1,190,789.598 1,142,235.347 1,695,508.291
TA Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.102166 $2.078828 $1.666162 $1.501835 $1.613207 $1.425371 $1.114610 $1.874319 $1.765771 $1.551604	$2.031253 $2.102166 $2.078828 $1.666162 $1.501835 $1.613207 $1.425371 $1.114610 $1.874319 $1.765771	3,297,295.678 3,705,354.652 3,924,165.708 4,298,785.597 3,406,721.868 3,348,225.870 3,285,472.688 2,911,661.123 2,163,899.673 938,513.095
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.775158 $1.749828 $1.561728 $1.445722 $1.455947 $1.336224 $1.070860 $1.465301 $1.375068 $1.249478	$1.713344 $1.775158 $1.749828 $1.561728 $1.445722 $1.455947 $1.336224 $1.070860 $1.465301 $1.375068	2,594,559.631 3,218,293.910 3,390,662.147 3,882,960.538 4,293,542.656 4,977,380.770 6,166,576.513 6,539,200.245 7,058,685.729 8,086,436.726
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.905368 $1.881047 $1.682810 $1.562448 $1.578099 $1.451473 $1.165104 $1.599207 $1.503812 $1.369719	$1.834331 $1.905368 $1.881047 $1.682810 $1.562448 $1.578099 $1.451473 $1.165104 $1.599207 $1.503812	63,369,771.652 68,996,102.727 73,344,004.016 71,923,177.642 56,627,587.676 29,308,159.328 24,929,817.147 21,289,212.860 14,163,935.493 7,909,362.255

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.807722 $1.785307 $1.514897 $1.387033 $1.433899 $1.288538 $1.018489 $1.534546 $1.441971 $1.283146	$1.744674 $1.807722 $1.785307 $1.514897 $1.387033 $1.433899 $1.288538 $1.018489 $1.534546 $1.441971	1,075,080.256 1,368,636.495 1,415,699.468 1,536,242.668 1,811,429.761 2,596,002.182 2,695,850.034 3,325,120.268 5,236,914.626 5,592,495.323
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.014370 $1.991807 $1.694938 $1.555706 $1.612582 $1.453283 $1.151311 $1.738795 $1.637730 $1.461149	$1.938414 $2.014370 $1.991807 $1.694938 $1.555706 $1.612582 $1.453283 $1.151311 $1.738795 $1.637730	39,293,030.726 42,732,197.436 45,333,786.219 46,400,274.857 46,043,913.118 44,952,443.388 42,233,699.200 38,294,954.078 24,872,688.743 13,522,017.467
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.108228 $1.903932 $1.480831 $1.342761 $1.323972 $1.214338 $1.079149 $1.653630 $1.600985 $1.387034	$2.006353 $2.108228 $1.903932 $1.480831 $1.342761 $1.323972 $1.214338 $1.079149 $1.653630 $1.600985	578,509.157 715,609.962 767,462.033 933,643.161 1,270,384.065 1,555,265.523 914,758.965 175,524.616 408,040.581 356,729.526
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604 $1.294918 $1.989530 $1.931542 $1.677743	$2.366784 $2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604 $1.294918 $1.989530 $1.931542	825,411.014 815,454.575 911,298.381 721,840.416 572,281.356 756,461.681 997,495.819 900,401.451 893,047.675 187,897.814
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.911029 $9.998938	$9.448792 $9.911029	81,016.952 7,339.053
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.871102 $9.998938	$9.251716 $9.871102	56,271.534 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759 $1.000000	$1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759	43,915,535.139 44,970,147.108 45,862,811.210 48,480,671.742 47,586,559.221 22,295,198.563 4,449,760.276
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532 $1.000000	$1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532	13,283,828.633 13,891,160.932 14,766,401.930 13,938,681.325 8,752,537.721 2,301,921.883 384,164.955

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.681759 $2.392138 $2.332372 $1.886448 $2.027218 $1.775400 $1.348011 $2.370020 $2.573569 $1.832327	$2.631408 $2.681759 $2.392138 $2.332372 $1.886448 $2.027218 $1.775400 $1.348011 $2.370020 $2.573569	37,508.531 48,087.859 70,461.613 90,879.351 117,503.704 161,142.937 202,556.310 231,077.941 332,688.121 470,126.875
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042 $1.355727 $2.388425 $2.599171 $1.855246	$2.598477 $2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042 $1.355727 $2.388425 $2.599171	370,146.150 363,745.695 367,076.560 309,761.994 154,046.128 75,818.500 98,463.588 123,666.558 115,786.449 32,510.516
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.063889 $1.086276 $0.978437 $0.881220 $0.965399 $0.887090 $0.694837 $1.105324 $1.032112 $1.000000	$1.030422 $1.063889 $1.086276 $0.978437 $0.881220 $0.965399 $0.887090 $0.694837 $1.105324 $1.032112	9,809,466.874 11,075,331.153 11,812,118.266 11,543,734.775 13,311,784.572 11,810,604.631 9,546,101.793 8,966,236.179 4,349,362.747 579,214.515
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069 $0.986580	$1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069	1,051,459.916 1,048,758.482 1,053,547.859 863,145.147 269,918.172 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.016138 $2.042045 $1.486673 $1.380711 $1.499222 $1.134188 $0.715572 $1.349671 $1.115871 $1.028462	$1.890106 $2.016138 $2.042045 $1.486673 $1.380711 $1.499222 $1.134188 $0.715572 $1.349671 $1.115871	240,999.470 281,783.839 408,732.103 470,599.655 580,409.017 213,252.633 151,173.931 226,341.177 359,870.597 469,414.663
TA Janus Mid-Cap Growth - Service Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041 $0.919274 $1.738726 $1.441000 $1.331937	$2.385641 $2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041 $0.919274 $1.738726 $1.441000	115,774.347 122,128.795 145,299.837 138,549.606 77,571.969 87,595.160 38,908.596 33,863.059 46,604.257 22,163.613

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.037477 $1.877059 $1.380840 $1.208329 $1.231751 $1.111472 $0.798516 $1.284175 $1.166632 $1.159008	$2.240674 $2.037477 $1.877059 $1.380840 $1.208329 $1.231751 $1.111472 $0.798516 $1.284175 $1.166632	434,797.073 388,434.274 494,696.703 652,896.899 765,301.475 1,257,970.129 220,190.385 62,442.099 187,353.130 174,247.336
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.498313 $2.305146 $1.700742 $1.492912 $1.524040 $1.378751 $0.992743 $1.599086 $1.455795 $1.451445	$2.740290 $2.498313 $2.305146 $1.700742 $1.492912 $1.524040 $1.378751 $0.992743 $1.599086 $1.455795	243,259.240 236,496.744 304,886.256 375,353.313 425,837.999 673,450.134 49,337.534 29,113.929 29,005.868 18,190.551
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.083475 $1.044282 $1.080866 $1.045293 $1.000000	$1.073151 $1.083475 $1.044282 $1.080866 $1.045293	1,818,608.010 2,190,118.230 2,557,781.665 2,741,576.753 1,491,955.231
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date July 2, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.035443 $1.805751 $1.380371 $1.201886 $1.208546 $1.062934 $0.830889 $1.343558 $1.302033 $1.143780	$2.007843 $2.035443 $1.805751 $1.380371 $1.201886 $1.208546 $1.062934 $0.830889 $1.343558 $1.302033	473,665.176 230,673.281 159,961.290 185,920.948 188,142.639 220,713.552 309,923.342 304,256.400 355,020.538 398,254.033
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.358738 $2.096535 $1.607288 $1.402552 $1.414049 $1.247187 $0.976983 $1.584114 $1.538626 $1.355718	$2.320211 $2.358738 $2.096535 $1.607288 $1.402552 $1.414049 $1.247187 $0.976983 $1.584114 $1.538626	56,436.082 59,442.667 44,868.081 45,895.086 50,329.621 76,312.631 201,576.955 178,650.906 282,253.450 161,462.875
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886 $0.985164	$2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886	163,284.831 108,777.344 132,923.722 95,508.021 34,455.114 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.152670 $1.098662 $1.057019 $0.996413 $1.000000	$1.133311 $1.152670 $1.098662 $1.057019 $0.996413	12,165,144.416 12,455,760.935 13,318,116.679 11,960,519.823 4,729,031.527
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.168109 $1.090765 $1.010238 $1.000000	$1.129178 $1.168109 $1.090765 $1.010238	7,880,624.109 7,595,198.816 7,778,595.823 3,780,792.917

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.225180 $1.147282 $1.005291 $1.000000	$1.173783 $1.225180 $1.147282 $1.005291	1,615,221.372 1,305,590.671 1,313,855.548 392,481.472
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886 $1.000000	$1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886	38,006,534.377 39,265,014.422 38,868,031.199 27,963,095.008 15,779,168.929 3,494,376.081 950,901.242 194,613.550
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480 $0.999965	$1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480	3,830,501.677 4,368,471.837 4,990,578.251 4,815,381.780 2,880,126.446 1,016,920.128 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717 $1.000000	$1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717	24,681,536.276 25,852,992.439 25,132,460.094 19,990,316.759 11,577,810.988 7,528,559.200 2,657,019.616 582,618.062
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.191751 $1.117353 $0.990317 $1.000000	$1.138325 $1.191751 $1.117353 $0.990317	2,828,751.685 2,424,195.006 2,296,385.724 798,608.009
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.718813 $1.836166 $1.575082 $1.306244 $1.471150 $1.348706 $1.029702 $1.612043 $1.496170 $1.231481	$1.698048 $1.718813 $1.836166 $1.575082 $1.306244 $1.471150 $1.348706 $1.029702 $1.612043 $1.496170	78,469.889 111,176.532 111,733.361 163,263.194 219,686.947 214,405.004 217,290.086 270,529.149 398,119.837 442,854.473
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145 $1.305453 $2.051695 $1.909198 $1.573346	$2.115178 $2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145 $1.305453 $2.051695 $1.909198	346,730.147 365,145.538 368,267.717 297,178.693 151,227.747 172,103.598 191,488.561 223,404.632 339,178.588 111,225.153
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.147652 $2.052367 $1.402391 $1.229552 $1.322299 $1.051095 $0.832433 $1.325226 $1.328787 $1.135338	$2.369998 $2.147652 $2.052367 $1.402391 $1.229552 $1.322299 $1.051095 $0.832433 $1.325226 $1.328787	249,157.154 254,727.018 307,117.794 383,424.455 424,718.507 429,296.543 572,202.855 658,511.648 781,485.367 943,616.981

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.603070 $2.492645 $1.707422 $1.501448 $1.617809 $1.289546 $1.024022 $1.634710 $1.643512 $1.407373	$2.863899 $2.603070 $2.492645 $1.707422 $1.501448 $1.617809 $1.289546 $1.024022 $1.634710 $1.643512	110,319.333 110,917.791 103,508.284 119,783.409 115,075.821 162,882.219 238,008.044 198,918.796 301,674.907 305,464.369
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.216994 $2.026737 $1.738528 $1.564589 $1.523399 $1.243310 $0.997234 $1.579962 $1.332696 $1.237092	$2.193233 $2.216994 $2.026737 $1.738528 $1.564589 $1.523399 $1.243310 $0.997234 $1.579962 $1.332696	77,818.396 80,374.900 56,128.699 40,016.357 122,778.132 107,755.703 103,480.291 55,203.381 95,765.538 73,801.759
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.243738 $2.056974 $1.769538 $1.594938 $1.557207 $1.273336 $1.024219 $1.538844 $1.375028 $1.280899	$2.213544 $2.243738 $2.056974 $1.769538 $1.594938 $1.557207 $1.273336 $1.024219 $1.538844 $1.375028	2,210,090.964 2,252,588.203 2,682,764.066 2,587,096.350 2,120,628.896 1,457,360.336 473,859.131 317,835.050 269,461.838 78,317.905
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908 $0.998168	$1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908	2,535,624.706 2,607,863.654 2,297,319.091 893,750.271 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659 $0.997274	$1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659	699,119.531 655,525.278 529,477.130 83,085.397 20,223.814 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578 $0.996406	$1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578	272,560.893 257,745.053 219,389.438 109,788.660 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.618659 $1.566484 $1.628308 $1.533791 $1.462038 $1.381646 $1.206188 $1.257002 $1.168829 $1.136148	$1.608915 $1.618659 $1.566484 $1.628308 $1.533791 $1.462038 $1.381646 $1.206188 $1.257002 $1.168829	917,930.684 1,109,561.554 1,130,549.219 1,438,183.406 1,814,797.982 2,417,106.173 2,775,488.472 3,427,838.485 3,485,248.199 3,620,587.833

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615 $1.104986 $1.154883 $1.075309 $1.048392	$1.448832 $1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615 $1.104986 $1.154883 $1.075309	11,233,062.611 12,206,605.332 13,838,318.263 15,119,216.559 12,995,664.816 10,237,561.095 4,468,163.679 2,023,097.862 770,347.472 289,909.893
TA PineBridge Inflation Opportunities- Service Class Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.020959 $1.000432 $1.120422 $1.067818 $1.000000	$0.978956 $1.020959 $1.000432 $1.120422 $1.067818	2,875,438.376 3,159,663.146 3,290,232.707 3,603,775.701 1,845,111.188
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085 $1.000000	$0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085	6,258,013.629 1,966,022.990 1,157,798.445 5,438,426.332 3,772,223.748 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.118419 $1.093530 $1.034599 $0.981563 $1.000000	$1.077997 $1.118419 $1.093530 $1.034599 $0.981563	4,240,246.470 4,447,833.223 4,515,972.167 4,038,656.292 2,534,981.135
TA QS Investors Active Asset Allocation - Moderate - Service Class(10) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.153485 $1.127698 $1.028090 $0.961731 $1.000000	$1.089976 $1.153485 $1.127698 $1.028090 $0.961731	9,099,089.713 9,557,722.584 9,482,295.498 6,123,957.705 208,900.488
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(11) Subaccount inception date May 2, 2011	2015 2014 2013 2012 2011	$1.182270 $1.160229 $1.008787 $0.921070 $1.000000	$1.090831 $1.182270 $1.160229 $1.008787 $0.921070	4,394,695.057 4,761,573.669 4,976,891.637 3,144,734.787 411,906.943
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.565343 $3.432355 $2.550630 $2.220162 $2.310370 $1.794580 $1.269378 $2.174658 $1.766142 $1.515446	$3.431152 $3.565343 $3.432355 $2.550630 $2.220162 $2.310370 $1.794580 $1.269378 $2.174658 $1.766142	30,849.758 39,860.677 43,912.947 52,092.637 58,021.509 58,786.685 63,758.628 65,668.731 84,426.601 154,140.280
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008	$1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838 $0.662697 $1.000000	$1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838 $0.662697	149,187.940 89,690.392 99,240.622 98,961.962 77,923.657 11,121.654 26,022.308 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.661504 $2.530385 $1.779173 $1.557956 $1.551893 $1.169467 $0.854110 $1.357315 $1.254498 $1.226760	$2.691282 $2.661504 $2.530385 $1.779173 $1.557956 $1.551893 $1.169467 $0.854110 $1.357315 $1.254498	169,121.661 141,610.512 188,639.867 239,676.572 385,766.410 449,566.931 518,102.371 602,802.024 617,950.246 719,982.672
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012 $1.091873 $1.739305 $1.612498 $1.580617	$3.379834 $3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012 $1.091873 $1.739305 $1.612498	302,173.956 308,978.397 321,091.853 383,408.642 226,832.253 231,990.601 258,568.930 210,065.455 307,509.698 273,536.450
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.266805 $2.087607 $1.588828 $1.374186 $1.424304 $1.210691 $0.843426 $1.475270 $1.368013 $1.255965	$2.202499 $2.266805 $2.087607 $1.588828 $1.374186 $1.424304 $1.210691 $0.843426 $1.475270 $1.368013	176,031.885 253,985.632 314,352.778 390,092.677 394,265.661 580,143.841 1,013,444.760 209,226.049 198,240.312 264,793.921
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.434568 $2.247181 $1.714040 $1.486352 $1.544789 $1.316406 $0.919121 $1.611051 $1.498128 $1.378817	$2.359196 $2.434568 $2.247181 $1.714040 $1.486352 $1.544789 $1.316406 $0.919121 $1.611051 $1.498128	169,801.366 185,406.891 190,333.604 219,007.601 141,883.789 177,995.907 619,828.967 523,097.106 96,075.454 5,267.910
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.741063 $1.860148 $1.515432 $1.314957 $1.554192 $1.451334 $1.167904 $1.934279 $1.695068 $1.390238	$1.741348 $1.741063 $1.860148 $1.515432 $1.314957 $1.554192 $1.451334 $1.167904 $1.934279 $1.695068	146,251.001 215,005.522 212,813.410 237,823.061 382,882.497 528,344.397 587,236.463 699,208.482 826,628.424 675,580.718
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389 $1.402810 $2.331513 $2.049025 $1.684932	$2.056223 $2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389 $1.402810 $2.331513 $2.049025	97,748.488 104,872.465 120,032.899 220,920.132 163,840.459 152,576.784 496,589.693 469,127.932 429,124.061 263,302.727

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.129478 $1.941581 $1.484781 $1.329149 $1.398595 $1.202573 $0.942915 $1.769136 $1.541267 $1.436101	$2.246092 $2.129478 $1.941581 $1.484781 $1.329149 $1.398595 $1.202573 $0.942915 $1.769136 $1.541267	373,962.850 408,781.546 443,815.306 511,223.364 643,622.796 327,274.834 498,549.182 536,048.562 596,898.693 744,910.617
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.301749 $2.103766 $1.612851 $1.447720 $1.526478 $1.316212 $1.034414 $1.946886 $1.699640 $1.588512	$2.422417 $2.301749 $2.103766 $1.612851 $1.447720 $1.526478 $1.316212 $1.034414 $1.946886 $1.699640	601,912.312 624,744.164 660,914.065 463,454.765 399,969.691 5,020.155 54,886.368 87,380.666 76,010.101 76,768.881

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833 $1.261449 $1.218097 $1.054234	$1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833 $1.261449 $1.218097	320,469.535 536,749.904 569,030.033 661,915.647 692,530.979 747,775.364 936,857.924 1,172,393.699 1,297,791.879 1,939,418.245
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961 $0.952272 $0.848701 $0.864830	$1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961 $0.952272 $0.848701	96,996.104 149,217.583 167,717.617 190,771.498 311,362.263 430,732.011 499,795.115 524,187.246 545,112.699 721,876.332
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.038292 $1.877358 $1.376640 $1.222237 $1.268565 $1.138637 $0.879129 $1.407785 $1.400005 $1.163140	$1.893322 $2.038292 $1.877358 $1.376640 $1.222237 $1.268565 $1.138637 $0.879129 $1.407785 $1.400005	711,433.421 881,662.312 946,122.529 1,154,833.042 1,565,413.192 1,891,321.926 2,233,939.965 2,524,431.179 3,035,057.257 3,728,949.550

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.634440 $2.612261 $2.304786 $2.116184 $2.220125 $2.042513 $1.706191 $2.143933 $1.855294 $1.611945	$2.583423 $2.634440 $2.612261 $2.304786 $2.116184 $2.220125 $2.042513 $1.706191 $2.143933 $1.855294	446,999.610 505,986.114 516,974.542 514,763.829 591,506.699 884,397.190 939,953.055 959,108.789 562,020.445 511,552.667
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.299911 $2.263255 $2.095794 $1.834768 $1.797749 $1.577858 $1.020041 $1.458323 $1.441806 $1.333658	$2.190313 $2.299911 $2.263255 $2.095794 $1.834768 $1.797749 $1.577858 $1.020041 $1.458323 $1.441806	120,317.194 277,369.539 290,997.174 323,553.833 486,644.697 562,291.975 610,674.208 697,152.591 755,671.699 1,269,285.254
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.460673 $1.344251 $1.141029 $1.006238 $1.059328 $0.910832 $0.666709 $1.000000	$1.447839 $1.460673 $1.344251 $1.141029 $1.006238 $1.059328 $0.910832 $0.666709	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451 $1.788832 $1.544135 $1.402996	$2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451 $1.788832 $1.544135	292,998.601 378,816.109 397,028.773 416,578.380 533,649.418 865,328.271 904,593.534 1,029,474.045 1,070,600.013 1,122,649.002
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259 $1.337242 $1.337042 $1.128753	$1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259 $1.337242 $1.337042	63,911.980 73,476.282 74,836.283 94,217.820 110,218.527 134,074.657 217,880.547 235,226.956 464,400.119 523,756.167
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269 $1.093944 $0.874541 $0.830834	$1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269 $1.093944 $0.874541	64,135.564 68,954.632 232,384.128 254,418.200 281,842.453 94,945.390 132,761.289 146,307.048 188,850.859 142,663.614

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927 $1.284076 $1.057895 $1.018922	$1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927 $1.284076 $1.057895	25,941.927 67,601.756 69,582.551 71,819.921 74,345.368 76,993.905 79,981.861 83,609.299 89,261.563 97,305.365
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755 $2.266360 $1.989658 $1.792176	$3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755 $2.266360 $1.989658	145,905.610 275,393.558 297,413.332 350,692.017 398,414.752 505,851.059 668,937.173 790,282.522 1,173,932.387 1,370,846.387
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482 $1.580730 $1.517999 $1.324841	$2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482 $1.580730 $1.517999	28,082.269 32,122.167 36,632.192 56,021.502 84,920.191 98,909.768 103,853.710 75,247.601 99,911.916 149,505.663
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353 $1.000000	$1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813 $0.971353	20,496.961 35,699.382 39,681.350 45,665.931 18,252.063 22,135.901 22,231.264 17,585.053 16,083.832
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.965403 $1.000000	$1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635 $0.965403	0.000 0.000 0.000 0.000 11,897.797 11,901.854 1,999.116 10,487.064 6,441.419
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.423414 $1.332374 $0.964999 $1.000000	$1.472636 $1.423414 $1.332374 $0.964999	2,347.921 2,821.173 3,328.550 3,930.708

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.427806 $1.358879 $1.032385 $0.888489 $0.931187 $0.881600 $0.604186 $1.271980 $1.270636 $1.139065	$1.259917 $1.427806 $1.358879 $1.032385 $0.888489 $0.931187 $0.881600 $0.604186 $1.271980 $1.270636	2,909.997 2,940.813 2,969.666 2,998.143 38,142.935 38,175.064 47,108.729 27,498.162 28,590.780 14,194.928
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794 $1.289164 $1.072245 $0.958132	$2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794 $1.289164 $1.072245	85,271.119 90,580.141 96,501.229 102,481.306 124,665.918 127,398.871 116,367.952 112,921.382 93,422.659 118,849.217
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819 $1.016044 $0.940727 $0.807605	$1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819 $1.016044 $0.940727	190,869.235 245,045.863 280,054.197 334,020.858 368,740.705 569,954.555 597,619.981 589,800.246 662,169.098 960,049.097
Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702 $1.454423 $1.374155 $1.209131	$2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702 $1.454423 $1.374155	0.000 0.000 0.000 0.000 14,024.655 17,253.438 21,455.255 55,289.121 62,054.922 45,552.006
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754 $1.208354 $1.196609 $1.072810	$2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754 $1.208354 $1.196609	29,988.283 34,857.197 39,360.042 42,074.375 74,228.446 93,045.640 67,440.194 30,858.037 54,618.434 44,606.892
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691 $1.323958 $1.289840 $1.169929	$1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691 $1.323958 $1.289840	85,508.439 114,066.879 124,533.091 135,979.342 148,350.175 116,873.434 141,530.681 92,227.844 78,651.717 85,305.983

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130 $1.000000	$0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121 $1.070130	92,828.200 98,050.843 115,879.655 155,346.803 188,137.036 197,081.488 213,131.202 138,612.156 5,622.834
TA AB Dynamic Allocation - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882 $1.661544 $1.418146 $1.294720	$1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882 $1.661544 $1.418146	42,318.304 44,789.164 45,999.785 67,544.985 76,275.856 79,284.999 69,506.930 80,909.298 146,887.385 142,024.649
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431 $1.381306 $1.373205 $1.253150	$2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431 $1.381306 $1.373205	134,661.491 185,223.184 205,693.603 271,753.265 326,626.398 381,135.740 440,838.189 558,452.319 669,170.988 945,006.421
TA Aegon Government Money Market - Initial Class(4) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014 $1.094695 $1.055380 $1.020274	$1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014 $1.094695 $1.055380	577,424.418 844,475.880 1,032,273.754 1,214,235.499 1,863,339.712 1,771,139.564 1,269,698.817 1,973,968.957 2,803,113.582 1,244,578.705
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925 $1.188702 $1.134988 $1.112738	$1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925 $1.188702 $1.134988	515,464.565 932,548.223 1,002,460.714 1,099,507.259 1,281,984.189 1,491,853.748 1,941,604.581 2,156,806.883 1,974,917.722 2,992,316.908
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.347865 $1.306923 $1.356996 $1.310298 $1.236541 $1.201264 $1.167287 $1.100331 $1.053261 $1.034732	$1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541 $1.201264 $1.167287 $1.100331 $1.053261	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764 $1.393535 $1.326374 $1.227011	$1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764 $1.393535 $1.326374	116,456.912 164,140.435 181,615.061 241,789.932 400,704.812 551,615.394 512,429.517 1,010,343.201 950,354.248 1,465,658.037
TA Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.812649 $1.786542 $1.426436 $1,282768 $1.373148 $1.209469 $0.943304 $1.582269 $1.486851 $1.302034	$1.755703 $1.812649 $1.786542 $1.426436 $1,282768 $1.373148 $1.209469 $0.943304 $1.582269 $1.486851	1,443,098.430 1,513,978.271 1,548,505.887 1,594,197.901 1,687,393.878 1,510,307.161 1,655,466.961 1,436,715.533 1,689,550.428 855,030.567
TA Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425 $1.469438 $1.378257 $1.251752	$1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425 $1.469438 $1.378257	1,150,525.625 1,455,266.949 1,563,880.316 1,771,393.115 1,988,401.406 2,052,466.584 2,157,194.866 2,314,753.319 2,654,848.642 2,207,404.606
TA Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885 $1.538888 $1.445324 $1.285492	$1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885 $1.538888 $1.445324	1,345,680.474 1,646,704.550 1,733,863.912 1,940,435.641 1,854,760.822 2,058,687.626 2,237,224.015 2,430,210.057 3,013,977.224 2,338,315.700
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125 $1.638984 $1.586029 $1.373411	$1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125 $1.638984 $1.586029	1,099,353.889 1,414,092.617 1,654,938.250 1,923,481.361 2,040,309.088 2,668,464.893 1,256,954.507 334,965.728 474,844.629 530,359.376
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.523667 $1.517572 $1.344073 $1.238713 $1.305361 $1.205169 $1.000000	$1.486386 $1.523667 $1.517572 $1.344073 $1.238713 $1.305361 $1.205169	371,117.407 631,889.237 425,528.048 376,228.793 374,967.964 318,755.851 107,314.253

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480 $0.993371	$1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480	29,865.122 110,263.785 113,936.691 115,385.624 80,113.779 80,415.700 0.000
TA Clarion Global Real Estate Securities - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468 $2.376670 $2.579503 $1.835653	$2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468 $2.376670 $2.579503	31,432.168 44,685.758 51,252.845 53,782.352 68,924.695 85,598.679 77,337.559 101,628.784 106,626.809 150,952.407
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717 $0.695766 $1.106246 $1.032458 $1.000000	$1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717 $0.695766 $1.106246 $1.032458	17,264.043 0.000 0.000 0.000 0.000 2,470.866 2,488.746 2,509.326 2,524.099 0.000
TA Janus Mid-Cap Growth - Initial Class(9) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867 $0.997022 $0.823890 $0.758974	$1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867 $0.997022 $0.823890	557,558.959 796,999.526 847,350.541 966,157.506 1,056,810.076 683,290.702 669,637.329 723,116.582 785,548.220 1,035,665.029
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782 $1.020357 $0.926507 $0.919997	$1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782 $1.020357 $0.926507	1,194,311.281 1,495,107.875 1,836.852.949 1,983,969.406 2,295,673.738 2,663,229.920 138,566.563 169,826.389 253,549.549 225,598.003
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084 $1.123403 $1.088148 $0.955422	$1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084 $1.123403 $1.088148	326,364.957 383,920.860 433,403.815 621,130.852 676,371.806 775,684.824 773,179.078 801,775.645 1,175,938.319 1,490,599.505

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949 $0.985165	$2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949	4,079.467 892.690 893.956 895.327 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.256629 $1.216975 $1.105780 $1.032943 $1.030714 $0.942791 $0.819159 $1.000000	$1.219154 $1.256629 $1.216975 $1.105780 $1.032943 $1.030714 $0.942791 $0.819159	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540 $0.999966	$1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540	0.000 0.000 0.000 47,946.359 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.272182 $1.238886 $1.056043 $0.958559 $0.981646 $0.879543 $0.722951 $1.000000	$1.212317 $1.272182 $1.238886 $1.056043 $0.958559 $0.981646 $0.879543 $0.722951	32,651.688 2,754.273 0.000 0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Initial Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955 $1.311199 $1.216347 $1.000666	$1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955 $1.311199 $1.216347	166,292.475 245,168.291 260,634.194 282,685.836 283,234.340 352,063.468 382,307.487 381,599.482 662,417.253 991,642.666
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045 $1.215742 $1.218398 $1.040511	$2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045 $1.215742 $1.218398	125,044.034 235,685.829 248,035.947 320,702.875 382,649.084 464,676.791 541,117.098 678,338.336 771,914.948 1,110,594.711
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543 $1.498683 $1.335781 $1.239342	$2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543 $1.498683 $1.335781	28,199.414 42,425.183 35,318.927 45,178.717 29,697.661 29,766.351 44,713.021 40,793.472 25,852.406 38,754.249

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class Subaccount Inception Date April 29, 2010	2015 2014 2013 2012 2011 2010	$1.631643 $1.495088 $1.285530 $1.158110 $1.130153 $1.000000	$1.610487 $1.631643 $1.495088 $1.285530 $1.158110 $1.130153	10,746.800 0.000 12,967.749 11,104.371 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180 $1.260541 $1.171534 $1.138214	$1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180 $1.260541 $1.171534	531,313.726 649,135.192 729,763.179 871,202.021 1,018,827.453 1,256,702.466 1,276,639.241 1,233,307.719 1,255,653.034 1,593,652.349
TA Systematic Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.359635 $3.232715 $2.401901 $2.088952 $2.172744 $1.686857 $1.192595 $2.042093 $1.657650 $1.421656	$3.234792 $3.359635 $3.232715 $2.401901 $2.088952 $2.172744 $1.686857 $1.192595 $2.042093 $1.657650	681,085.738 894,016.015 1,033,616.438 1,120,653.326 1,262,971.038 1,547,738.181 1,794,312.791 2,174,820.233 2,637,797.361 2,979,134.782
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781 $1.254462 $1.158869 $1.132689	$2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781 $1.254462 $1.158869	132,590.818 136,709.506 140,942.217 171,449.956 215,748.046 362,042.810 421,278.627 451,851.691 578,877.332 740,864.123
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208 $1.348278 $1.249638 $1.146722	$2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208 $1.348278 $1.249638	425,768.145 605,664.677 700,744.103 820,231.226 1,016,010.759 1,448,051.369 2,104,906.366 1,578,030.299 1,894,776.828 2,065,596.044
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802 $1.602061 $1.403238 $1.150322	$1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802 $1.602061 $1.403238	330,504.344 395,919.348 482,968.417 565,312.108 747,561.420 953,004.670 1,020,585.859 1,297,411.450 1,552,208.978 1,464,376.841

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847 $1.409942 $1.227724 $1.143396	$1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847 $1.409942 $1.227724	1,005,540.750 1,215,764.694 1,477,111.681 1,661,598.353 1,897,556.111 1,694,037.159 1,817,051.238 2,215,682.819 2,668,723.448 2,403,831.317
(1)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective May 1, 2016, TA Aegon Money Market was renamed TA Aegon Government Money Market.
(5)	Formerly known as TA Vanguard ETF - Balanced.
(6)	Formerly known as TA Vanguard ETF - Conservative.
(7)	Formerly known as TA Vanguard ETF – Growth.
(8)	Formerly known as TA Aegon Tactical Vanguard ETF – Conservative.
(9)	Effective May 1, 2016, TA Morgan Stanley Mid Cap Growth was renamed Janus Mid-Cap Growth.
(10)	Formerly known as TA Aegon Tactical Vanguard ETF – Balanced.
(11)	Formerly known as TA Aegon Tactical Vanguard ETF – Growth.
The TA BlackRock Equity Smart Beta 100, TA BlackRock Smart Beta 50 and TA BlackRock Smart Beta 75 had not commenced operation as of December 31, 2015, therefore, comparable data is not available.

APPENDIX
HUNTINGTON CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2015.
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675 $1.000000	$1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062 $0.989756	$1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791 $1.000877	$1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459 $1.000000	$1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022 $1.000000	$1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704 $0.988788	$1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date August 16, 2010	2015 2014 2013 2012 2011 2010	$1.149531 $1.117818 $1.071415 $1.037662 $1.045621 $1.000000	$1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621	0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon Government Money Market - Service Class(6) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008	$0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216 $1.000000	$0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216	0.000 0.000 0.000 0.000 0.000 0.000 29,874.135 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008	$1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589 $1.000000	$1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2015	$9.999337	$9.464876	0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338 $1.000000	$1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131 $1.000000	$1.108857 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762 $1.000000	$1.107212 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.894477 $9.998010	$9.327076 $9.894477	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.854616 $9.998010	$9.132530 $9.854616	0.000 0.000
TA International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2015 2014 2013 2012 2011 2010 2009 2008	$0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505 $1.000000	$0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728 $1.000000	$1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(8) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153 $0.999934	$1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(10) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267 $1.000000	$1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267	0.000 0.000 0.000 37,609.858 37,609.858 37,609.858 17,585.995 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646 $1.000000	$1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008	$1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723 $1.000000	$1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.106600 $1.094258 $1.047037 $1.004699 $1.000000	$1.054634 $1.106600 $1.094258 $1.047037 $1.004699	0.000 0.000 0.000 0.000 0.000

Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.639311 $1.568765 $1.382939 $1.250439 $1.322043 $1.228584 $1.011883 $1.000000	$1.620021 $1.639311 $1.568765 $1.382939 $1.250439 $1.322043 $1.228584 $1.011883	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio – Class B Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.273489 $1.192035 $0.906020 $0.790629 $0.762481 $0.691504 $0.587796 $1.014050 $1.000000	$1.262614 $1.273489 $1.192035 $0.906020 $0.790629 $0.762481 $0.691504 $0.587796 $1.014050	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.448120 $1.301330 $0.971730 $0.851909 $0.905457 $0.843356 $0.629255 $1.069811 $1.000000	$1.569219 $1.448120 $1.301330 $0.971730 $0.851909 $0.905457 $0.843356 $0.629255 $1.069811	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.529203 $1.488655 $1.234823 $1.090524 $1.104500 $1.007237 $0.989760	$1.511299 $1.529203 $1.488655 $1.234823 $1.090524 $1.104500 $1.007237	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.070554 $1.043320 $1.094065 $1.065422 $1.030171 $0.992961 $1.000881	$1.046286 $1.070554 $1.043320 $1.094065 $1.065422 $1.030171 $0.992961	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.666380 $1.575642 $1.242561 $1.081537 $1.159181 $1.002101 $0.986463	$1.735531 $1.666380 $1.575642 $1.242561 $1.081537 $1.159181 $1.002101	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.681866 $1.559727 $1.198698 $1.046994 $1.094182 $1.007487 $0.986784	$1.663084 $1.681866 $1.559727 $1.198698 $1.046994 $1.094182 $1.007487	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.109707 $1.169604 $0.986570 $0.858603 $1.023881 $0.979627 $0.982894	$1.032616 $1.109707 $1.169604 $0.986570 $0.858603 $1.023881 $0.979627	0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Catalyst Dividend Capture VA Fund(4) Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.316224 $1.222306 $1.042331 $0.956731 $0.914045 $0.812222 $0.664167 $0.944865 $1.000000	$1.247295 $1.316224 $1.222306 $1.042331 $0.956731 $0.914045 $0.812222 $0.664167 $0.944865	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Catalyst Insider Buying VA Fund(5) Subaccount Inception Date September 10, 2997	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.361327 $1.421998 $1.102700 $0.920020 $0.949791 $0.749637 $0.576816 $1.004142 $1.000000	$1.235343 $1.361327 $1.421998 $1.102700 $0.920020 $0.949791 $0.749637 $0.576816 $1.000000	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.363495 $1.267830 $1.087314 $0.968862 $1.030532 $0.895254 $0.662108 $1.000000	$1.337636 $1.363495 $1.267830 $1.087314 $0.968862 $1.030532 $0.895254 $0.662108	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.363297 $1.249078 $0.975767 $0.859582 $0.904497 $0.791336 $0.597585 $1.066840 $1.000000	$1.338175 $1.363297 $1.249078 $0.975767 $0.859582 $0.904497 $0.791336 $0.597585 $1.066840	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.159990 $1.093913 $0.875445 $0.765185 $0.777656 $0.692262 $0.545247 $0.975486 $1.000000	$1.085841 $1.159990 $1.093913 $0.875445 $0.765185 $0.777656 $0.692262 $0.545247 $0.975486	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.335842 $1.230995 $0.925948 $0.828090 $0.847369 $0.699841 $0.559483 $1.086361 $1.000000	$1.395966 $1.335842 $1.230995 $0.925948 $0.828090 $0.847369 $0.699841 $0.559483 $1.086361	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.407113 $1.357599 $1.022164 $0.912867 $1.047517 $0.833463 $0.610092 $1.033547 $1.000000	$1.353069 $1.407113 $1.357599 $1.022164 $0.912867 $1.047517 $0.833463 $0.610092 $1.033547	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.300632 $1.249196 $0.981619 $0.790383 $0.888860 $0.719724 $0.468512 $0.984009 $1.000000	$1.230819 $1.300632 $1.249196 $0.981619 $0.790383 $0.888860 $0.719724 $0.468512 $0.984009	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.765263 $1.760102 $1.457955 $1.297074 $1.351386 $1.255873 $0.989224 $1.000000	$1.615525 $1.765263 $1.760102 $1.457955 $1.297074 $1.351386 $1.255873 $0.989224	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.258451 $1.230594 $1.104865 $1.003447 $1.002566 $0.910267 $0.686750 $0.998819 $1.000000	$1.143374 $1.258451 $1.230594 $1.104865 $1.003447 $1.002566 $0.910267 $0.686750 $0.998819	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.176918 $1.123942 $0.896444 $0.802812 $0.829895 $0.763493 $0.619642 $1.008020 $1.000000	$1.093654 $1.176918 $1.123942 $0.896444 $0.802812 $0.829895 $0.763493 $0.619642 $1.008020	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.270108 $1.239002 $1.107778 $1.011666 $1.070072 $1.002880 $0.988792	$1.222482 $1.270108 $1.239002 $1.107778 $1.011666 $1.070072 $1.002880	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.384617 $1.309495 $0.958251 $1.000000	$1.417771 $1.384617 $1.309495 $0.958251	0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.036202 $0.996405 $0.764838 $0.665100 $0.704283 $0.673685 $0.466485 $0.992340 $1.000000	$0.904962 $1.036202 $0.996405 $0.764838 $0.665100 $0.704283 $0.673685 $0.466485 $0.992340	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.598112 $1.456560 $1.128494 $0.986925 $1.026545 $0.836635 $0.592539 $1.079821 $1.000000	$1.621034 $1.598112 $1.456560 $1.128494 $0.986925 $1.026545 $0.836635 $0.592539 $1.079821	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.059549 $1.011292 $0.807750 $0.689490 $0.820034 $0.726179 $0.540650 $1.002231 $1.000000	$1.009494 $1.059549 $1.011292 $0.807750 $0.689490 $0.820034 $0.726179 $0.540650 $1.002231	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.570624 $1.736932 $1.258230 $1.064795 $1.216950 $0.915783 $0.575033 $0.972757 $1.000000	$1.502360 $1.570624 $1.736932 $1.258230 $1.064795 $1.216950 $0.915783 $0.575033 $0.972757	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.245208 $1.176910 $1.013971 $0.935170 $0.941710 $0.878717 $0.763584 $1.005707 $1.000000	$1.210156 $1.245208 $1.176910 $1.013971 $0.935170 $0.941710 $0.878717 $0.763584 $1.005707	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.953607 $1.097753 $0.913219 $0.790250 $0.904612 $0.853633 $0.637230 $1.093480 $1.000000	$0.871629 $0.953607 $1.097753 $0.913219 $0.790250 $0.904612 $0.853633 $0.637230 $1.093480	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.009656 $0.980378 $0.938308 $0.907410 $0.913034 $0.855712 $0.667396 $1.083798 $1.000000	$0.982814 $1.009656 $0.980378 $0.938308 $0.907410 $0.913034 $0.855712 $0.667396 $1.083798	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.419771 $1.401890 $1.348787 $1.178448 $1.153170 $1.051706 $0.732601 $1.005573 $1.000000	$1.328164 $1.419771 $1.401890 $1.348787 $1.178448 $1.153170 $1.051706 $0.732601 $1.005573	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(6) Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.877430 $0.897580 $0.918183 $0.939360 $0.960863 $0.982920 $1.005408 $1.006817 $1.000000	$0.857752 $0.877430 $0.897580 $0.918183 $0.939360 $0.960863 $0.982920 $1.005408 $1.006817	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.153311 $1.129871 $1.185341 $1.156495 $1.102682 $1.082334 $1.062619 $1.012081 $1.000000	$1.125403 $1.153311 $1.129871 $1.185341 $1.156495 $1.102682 $1.082334 $1.062619 $1.012081	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.134512 $1.138413 $1.067543 $1.018913 $1.018298 $0.958275 $0.784850 $1.021621 $1.000000	$1.085219 $1.134512 $1.138413 $1.067543 $1.018913 $1.018298 $0.958275 $0.784850 $1.021621	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.073443 $1.072010 $0.867689 $0.789876 $0.856811 $0.764509 $0.603728 $1.025291 $1.000000	$1.027088 $1.073443 $1.072010 $0.867689 $0.789876 $0.856811 $0.764509 $0.603728 $1.025291	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.142773 $1.139328 $1.029315 $0.965181 $0.984443 $0.914377 $0.741224 $1.027483 $1.000000	$1.089403 $1.142773 $1.139328 $1.029315 $0.965181 $0.984443 $0.914377 $0.741224 $1.027483	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.110475 $1.108877 $0.952913 $0.883309 $0.924637 $0.841516 $0.673235 $1.026855 $1.000000	$1.058155 $1.110475 $1.108877 $0.952913 $0.883309 $0.924637 $0.841516 $0.673235 $1.026855	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.188199 $1.085917 $0.855008 $0.784772 $.0783526 $0.727673 $0.654637 $1.015775 $1.000000	$1.116973 $1.188199 $1.085917 $0.855008 $0.784772 $.0783526 $0.727673 $0.654637 $1.015775	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.437166 $1.446249 $1.294176 $1.205154 $1.283132 $1.196900 $1.000000	$1.387600 $1.437166 $1.446249 $1.294176 $1.205154 $1.283132 $1.196900	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.605901 $1.563566 $1.423761 $1.324086 $1.305597 $1.200632 $1.000000	$1.567834 $1.605901 $1.563566 $1.423761 $1.324086 $1.305597 $1.200632	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.031424 $0.931330 $0.918700 $0.752080 $0.818536 $0.726229 $0.558576 $0.993844 $1.000000	$0.999442 $1.031424 $0.931330 $0.918700 $0.752080 $0.818536 $0.726229 $0.558576 $0.993844	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.928253 $0.957150 $0.870646 $0.791920 $0.876124 $0.812994 $0.643084 $1.033136 $1.000000	$0.890270 $0.928253 $0.957150 $0.870646 $0.791920 $0.876124 $0.812994 $0.643084 $1.033136	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.167028 $1.107184 $0.951641 $0.865458 $0.992650 $0.984931 $0.986553	$1.142186 $1.167028 $1.107184 $0.951641 $0.865458 $0.992650 $0.984931	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class(11) Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.488054 $1.526284 $1.124677 $1.057860 $1.162568 $0.890324 $0.568826 $1.086567 $1.000000	$1.378036 $1.488054 $1.526284 $1.124677 $1.057860 $1.162568 $0.890324 $0.568826 $1.086567	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.540803 $1.435705 $1.069713 $0.948315 $0.977625 $0.893146 $0.649438 $1.056481 $1.000000	$1.673514 $1.540803 $1.435705 $1.069713 $0.948315 $0.977625 $0.893146 $0.649438 $1.056481	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.045141 $1.017272 $1.063310 $1.038517 $1.000000	$1.025062 $1.045141 $1.017272 $1.063310 $1.038517	0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.392127 $1.249584 $0.967437 $0.852588 $0.868049 $0.773149 $0.611631 $1.001564 $1.000000	$1.355996 $1.392127 $1.249584 $0.967437 $0.852588 $0.868049 $0.773149 $0.611631 $1.001564	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.085045 $1.854985 $1.443428 $1.228247 $1.235071 $1.028698 $0.985137	$1.978259 $2.085045 $1.854985 $1.443428 $1.228247 $1.235071 $1.028698	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.111874 $1.070239 $1.039838 $0.989952 $1.000000	$1.082501 $1.111874 $1.070239 $1.039838 $0.989952	0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.173021 $1.147789 $1.053722 $0.994571 $1.002699 $0.926675 $0.813516 $1.000000	$1.126348 $1.173021 $1.147789 $1.053722 $0.994571 $1.002699 $0.926675 $0.813516	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class(8) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.211762 $1.177890 $1.121227 $1.075961 $1.066785 $0.997328 $0.999938	$1.176375 $1.211762 $1.177890 $1.121227 $1.075961 $1.066785 $0.997328	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(9) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.187601 $1.168512 $1.006375 $0.922983 $0.954989 $0.864525 $0.717974 $1.000000	$1.120091 $1.187601 $1.168512 $1.006375 $0.922983 $0.954989 $0.864525 $0.717974	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.013038 $1.095621 $0.951709 $0.798944 $0.910318 $0.844243 $0.653111 $1.036627 $1.000000	$0.987852 $1.013038 $1.095621 $0.951709 $0.798944 $0.910318 $0.844243 $0.653111 $1.036627	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.481499 $1.432654 $0.991017 $0.880110 $0.957660 $0.770871 $0.618184 $0.996641 $1.000000	$1.614028 $1.481499 $1.432654 $0.991017 $0.880110 $0.957660 $0.770871 $0.618184 $0.996641	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.444828 $1.337644 $1.162072 $1.057809 $1.042957 $0.861242 $0.699582 $1.061527 $1.000000	$1.411452 $1.444828 $1.337644 $1.162072 $1.057809 $1.042957 $0.861242 $0.699582 $1.061527	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.033548 $0.980531 $0.896845 $0.908646 $0.962297 $1.019726 $0.998141	$0.984578 $1.033548 $0.980531 $0.896845 $0.908646 $0.962297 $1.019726	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$0.985808 $0.927567 $0.877347 $0.884163 $0.977377 $1.021477 $0.997247	$0.943622 $0.985808 $0.927567 $0.877347 $0.884163 $0.977377 $1.021477	0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.000062 $0.961585 $0.842170 $0.855730 $0.990425 $1.020396 $0.996379	$0.943786 $1.000062 $0.961585 $0.842170 $0.855730 $0.990425 $1.020396	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.220110 $1.196257 $1.258582 $1.199822 $1.158440 $1.108221 $0.979433 $1.033798 $1.000000	$1.198848 $1.220110 $1.196257 $1.258582 $1.199822 $1.158440 $1.108221 $0.979433 $1.033798	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PineBridge Inflation Opportunities- Service Class Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$0.984829 $0.974558 $1.102224 $1.060897 $1.000000	$0.935083 $0.984829 $0.974558 $1.102224 $1.060897	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(10) Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.078850 $1.065248 $1.017785 $0.975186 $1.000000	$1.029692 $1.078850 $1.065248 $1.017785 $0.975186	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(12) Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.112644 $1.098513 $1.011360 $0.955474 $1.000000	$1.041113 $1.112644 $1.098513 $1.011360 $0.955474	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(13) Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.140424 $1.130212 $0.992384 $0.915081 $1.000000	$1.041928 $1.140424 $1.130212 $0.992384 $0.915081	0.000 0.000 0.000 0.000 0.000
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.712929 $1.669951 $1.255790 $1.107211 $1.165962 $0.917145 $0.656576 $1.000000	$1.628628 $1.712929 $1.669951 $1.255790 $1.107211 $1.165962 $0.917145 $0.656576	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.818569 $1.751063 $1.246577 $1.105074 $1.113589 $0.849760 $0.628422 $1.010982 $1.000000	$1.815979 $1.818569 $1.751063 $1.246577 $1.105074 $1.113589 $0.849760 $0.628422 $1.010982	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.451037 $1.352577 $1.041861 $0.912428 $0.957640 $0.824114 $0.581078 $1.028636 $1.000000	$1.392364 $1.451037 $1.352577 $1.041861 $0.912428 $0.957640 $0.824114 $0.581078 $1.028636	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.884198 $0.955975 $0.788222 $0.692600 $0.829303 $0.784048 $0.638216 $1.071258 $1.000000	$0.873299 $0.884198 $0.955975 $0.788222 $0.692600 $0.829303 $0.784048 $0.638216 $1.071258	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.207922 $1.114929 $0.863185 $0.782494 $0.833186 $0.725501 $0.575800 $1.094491 $1.000000	$1.258819 $1.207922 $1.114929 $0.863185 $0.782494 $0.833186 $0.725501 $0.575800 $1.094491	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.669132 $1.592625 $1.399856 $1.262014 $1.330376 $1.232706 $1.012300 $1.000000	$1.654327 $1.669132 $1.592625 $1.399856 $1.262014 $1.330376 $1.232706 $1.012300	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.301099 $1.214304 $0.920244 $0.800676 $0.769920 $0.696212 $0.590070 $1.014961 $1.000000	$1.293782 $1.301099 $1.214304 $0.920244 $0.800676 $0.769920 $0.696212 $0.590070 $1.014961	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.479654 $1.325757 $0.987050 $0.862777 $0.914308 $0.849100 $0.631694 $1.070778 $1.000000	$1.608104 $1.479654 $1.325757 $0.987050 $0.862777 $0.914308 $0.849100 $0.631694 $1.070778	0.000 0.000 0.000 0.000 15,706.210 17,173.604 18,399.236 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.552319 $1.506733 $1.246157 $1.097305 $1.108122 $1.007586 $0.989768	$1.538650 $1.552319 $1.506733 $1.246157 $1.097305 $1.108122 $1.007586	0.000 0.000 2,626.622 2,775.611 2,928.420 3,091.126 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.086716 $1.055974 $1.104093 $1.072026 $1.033538 $0.993302 $1.000889	$1.065205 $1.086716 $1.055974 $1.104093 $1.072026 $1.033538 $0.993302	0.000 0.000 3,809.146 4,025.221 4,246.800 4,482.778 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.691580 $1.594788 $1.253982 $1.088270 $1.162985 $1.002444 $0.986471	$1.766943 $1.691580 $1.594788 $1.253982 $1.088270 $1.162985 $1.002444	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.707247 $1.578646 $1.209692 $1.053486 $1.097757 $1.007829 $0.986792	$1.693134 $1.707247 $1.578646 $1.209692 $1.053486 $1.097757 $1.007829	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.126493 $1.183816 $0.995631 $0.863939 $1.027239 $0.979961 $0.982902	$1.051313 $1.126493 $1.183816 $0.995631 $0.863939 $1.027239 $0.979961	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Catalyst Dividend Capture VA Fund(4) Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.344818 $1.245204 $1.058752 $0.968933 $0.922991 $0.817770 $0.666738 $0.945718 $1.000000	$1.278138 $1.344818 $1.245204 $1.058752 $0.968933 $0.922991 $0.817770 $0.666738 $0.945718	0.000 0.000 0.000 0.000 20,844.999 20,044.952 28,776.879 21,232.698 2,387.890
Catalyst Insider Buying VA Fund(5) Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.390887 $1.448619 $1.120051 $0.931748 $0.959073 $0.754753 $0.579051 $1.005055 $1.000000	$1.265878 $1.390887 $1.448619 $1.120051 $0.931748 $0.959073 $0.754753 $0.579051 $1.005055	0.000 0.000 3,272.110 3,427.083 3,381.130 45,714.468 44,312.766 44,557.836 4,465.792
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.390498 $1.289153 $1.102363 $0.979368 $1.038655 $0.899667 $0.663418 $1.000000	$1.368136 $1.390498 $1.289153 $1.102363 $0.979368 $1.038655 $0.899667 $0.663418	0.000 0.000 56,140.002 57,802.626 59,066.035 54,517.819 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.392865 $1.272430 $0.991099 $0.870520 $0.913324 $0.796717 $0.599889 $1.067807 $1.000000	$1.371221 $1.392865 $1.272430 $0.991099 $0.870520 $0.913324 $0.796717 $0.599889 $1.067807	0.000 0.000 0.000 0.000 0.000 39,148.576 41,240.206 41,468.276 4,245.451
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.185163 $1.114376 $0.889212 $0.774927 $0.785253 $0.696980 $0.547358 $0.976364 $1.000000	$1.112678 $1.185163 $1.114376 $0.889212 $0.774927 $0.785253 $0.696980 $0.547358 $0.976364	0.000 0.000 0.000 0.000 0.000 42,034.564 44,280.392 44,525.279 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.364852 $1.254040 $0.940520 $0.838635 $0.855650 $0.704615 $0.561641 $1.087339 $1.000000	$1.430477 $1.364852 $1.254040 $0.940520 $0.838635 $0.855650 $0.704615 $0.561641 $1.087339	0.000 0.000 0.000 0.000 0.000 19,441.960 20,480.704 20,593.978 2,095.388
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.437635 $1.382983 $1.038231 $0.924479 $1.057738 $0.839130 $0.612447 $1.034477 $1.000000	$1.386481 $1.437635 $1.382983 $1.038231 $0.924479 $1.057738 $0.839130 $0.612447 $1.034477	0.000 0.000 0.000 0.000 16,269.395 37,663.275 39,994.658 21,051.488 2,196.690
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.328859 $1.272560 $0.997044 $0.800444 $0.897540 $0.724622 $0.470320 $0.984893 $1.000000	$1.261228 $1.328859 $1.272560 $0.997044 $0.800444 $0.897540 $0.724622 $0.470320 $0.984893	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.797323 $1.786825 $1.475758 $1.309051 $1.359873 $1.260066 $0.989628 $1.000000	$1.649699 $1.797323 $1.786825 $1.475758 $1.309051 $1.359873 $1.260066 $0.989628	0.000 0.000 9,763.540 10,256.736 10,422.425 6,223.682 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.285771 $1.253626 $1.122238 $1.016231 $1.012379 $0.916469 $0.689402 $0.999719 $1.000000	$1.171623 $1.285771 $1.253626 $1.122238 $1.016231 $1.012379 $0.916469 $0.689402 $0.999719	0.000 0.000 1,382.969 1,461.411 30,447.244 33,233.454 33,861.540 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.202480 $1.144982 $0.910543 $0.813039 $0.837998 $0.768699 $0.622031 $1.008925 $1.000000	$1.120692 $1.202480 $1.144982 $0.910543 $0.813039 $0.837998 $0.768699 $0.622031 $1.008925	0.000 0.000 0.000 0.000 0.000 20,400.562 21,490.527 21,609.383 2,257.656
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.289313 $1.254053 $1.117951 $1.017960 $1.073573 $1.003223 $0.988800	$1.244607 $1.289313 $1.254053 $1.117951 $1.017960 $1.073573 $1.003223	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.395539 $1.315956 $0.960163 $1.000000	$1.433164 $1.395539 $1.315956 $0.960163	0.000 0.000 0.000 0.000
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.058692 $1.015057 $0.776873 $0.643571 $0.711169 $0.678280 $0.468290 $0.993240 $1.000000	$0.927325 $1.058692 $1.015057 $0.776873 $0.673571 $0.711169 $0.678280 $0.468290 $0.993240	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.632835 $1.483839 $1.146264 $0.999514 $1.036588 $0.842337 $0.594830 $1.080794 $1.000000	$1.661123 $1.632835 $1.483839 $1.146264 $0.999514 $1.036588 $0.842337 $0.594830 $1.080794	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.082547 $1.030218 $0.820458 $0.698269 $0.828040 $0.731122 $0.542740 $1.003133 $1.000000	$1.034437 $1.082547 $1.030218 $0.820458 $0.698269 $0.828040 $0.731122 $0.542740 $1.003133	0.000 0.000 0.000 0.000 0.000 0.000 43,753.895 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.604753 $1.769471 $1.278043 $1.078374 $1.228863 $0.922038 $0.577252 $0.973634 $1.000000	$1.539517 $1.604753 $1.769471 $1.278043 $1.078374 $1.228863 $0.922038 $0.577252 $0.973634	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.272262 $1.198957 $1.029931 $0.947083 $0.950909 $0.884700 $0.766539 $1.006614 $1.000000	$1.240088 $1.272262 $1.198957 $1.029931 $0.947083 $0.950909 $0.884700 $0.766539 $1.006614	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.974350 $1.118347 $0.927626 $0.800339 $0.913465 $0.859465 $0.639692 $1.094471 $1.000000	$0.893210 $0.974350 $1.118347 $0.927626 $0.800339 $0.913465 $0.859465 $0.639692 $1.094471	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.031564 $0.998714 $0.953055 $0.918951 $0.921931 $0.861537 $0.669972 $1.084772 $1.000000	$1.007099 $1.031564 $0.998714 $0.953055 $0.918951 $0.921931 $0.861537 $0.669972 $1.084772	0.000 58,752.197 61,541.439 88,121.072 117,374.930 35,436.769 83,123.114 66,266.172 6,950.595
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.450608 $1.428138 $1.370005 $1.193454 $1.164440 $1.058868 $0.735431 $1.006477 $1.000000	$1.361006 $1.450608 $1.428138 $1.370005 $1.193454 $1.164440 $1.058868 $0.735431 $1.006477	0.000 0.000 1,181.394 1,248.420 18,940.879 85,295.499 83,019.749 68,464.800 7,617.114
TA Aegon Government Money Market - Service Class(6) Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.896481 $0.914365 $0.932610 $0.951319 $0.970245 $0.989604 $1.009279 $1.007727 $1.000000	$0.878952 $0.896481 $0.914365 $0.932610 $0.951319 $0.970245 $0.989604 $1.009279 $1.007727	0.000 0.000 0.000 0.000 0.000 87,104.153 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.178350 $1.151026 $1.203984 $1.171214 $1.113456 $1.089701 $1.066715 $1.012993 $1.000000	$1.153217 $1.178350 $1.151026 $1.203984 $1.171214 $1.113456 $1.089701 $1.066715 $1.012993	0.000 0.000 1,184.302 1,251.491 1,320.386 1,393.755 0.000 0.000 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.178350 $1.151026 $1.203984 $1.171214 $1.113456 $1.089701 $1.066715 $1.012993 $1.000000	$1.153217 $1.178350 $1.151026 $1.203984 $1.171214 $1.113456 $1.089701 $1.066715 $1.012993	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2015	$9.999457	$9.492901	0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.159138 $1.159716 $1.084334 $1.031887 $1.028240 $0.964801 $0.787872 $1.022542 $1.000000	$1.112039 $1.159138 $1.159716 $1.084334 $1.031887 $1.028240 $0.964801 $0.787872 $1.022542	0.000 0.000 0.000 0.000 0.000 0.000 22,797.739 501,281.569 0.000
TA Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.096730 $1.092053 $0.881311 $0.799909 $0.865161 $0.769705 $0.606051 $1.026215 $1.000000	$1.052458 $1.096730 $1.092053 $0.881311 $0.799909 $0.865161 $0.769705 $0.606051 $1.026215	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.167551 $1.160613 $1.045472 $0.977439 $0.994046 $0.920598 $0.744078 $1.028406 $1.000000	$1.116298 $1.167551 $1.160613 $1.045472 $0.977439 $0.994046 $0.920598 $0.744078 $1.028406	0.000 0.000 2,823.295 2,983.462 75,713.011 89,088.717 91,760.665 98,629.561 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.134596 $1.129643 $0.967917 $0.894571 $0.933681 $0.847250 $0.675836 $1.027781 $1.000000	$1.084318 $1.134596 $1.129643 $0.967917 $0.894571 $0.933681 $0.847250 $0.675836 $1.027781	0.000 55,912.156 56,552.052 231,232.031 263,102.336 122,090.610 400,093.250 28,217.646 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.214010 $1.106248 $0.868461 $0.794763 $0.791192 $0.732638 $0.657170 $1.016693 $1.000000	$1.144587 $1.214010 $1.106248 $0.868461 $0.794763 $0.791192 $0.732638 $0.657170 $1.016693	0.000 0.000 0.000 0.000 18,915.467 61,277.553 42,763.755 43,000.253 4,444.681
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.461294 $1.466217 $1.308202 $1.214619 $1.289421 $1.199247 $1.000000	$1.415050 $1.461294 $1.466217 $1.308202 $1.214619 $1.289421 $1.199247	0.000 0.000 45,842.115 52,352.455 53,308.168 50,236.869 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.900929 $9.998372	$9.374353 $9.900929	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.861041 $9.998372	$9.178822 $9.861041	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.632886 $1.585178 $1.439207 $1.334505 $1.312019 $1.202998 $1.000000	$1.598882 $1.632886 $1.585178 $1.439207 $1.334505 $1.312019 $1.202998	0.000 14,947.871 17,252.575 17,547.097 17,839.182 2,510.973 0.000
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.053840 $0.948781 $0.933163 $0.761670 $0.826541 $0.731187 $0.560738 $0.994744 $1.000000	$1.024170 $1.053840 $0.948781 $0.933163 $0.761670 $0.826541 $0.731187 $0.560738 $0.994744	0.000 0.000 2,078.341 2,091.886 19,307.147 20,928.047 0.000 0.000 0.000
TA International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.948401 $0.975057 $0.884335 $0.802002 $0.884680 $0.818535 $0.645567 $1.034067 $1.000000	$0.912262 $0.948401 $0.975057 $0.884335 $0.802002 $0.884680 $0.818535 $0.645567 $1.034067	0.000 0.000 45,617.343 65,549.568 89,509.101 78,410.263 44,091.280 6,418.072 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.184710 $1.120658 $0.960410 $0.870855 $0.995916 $0.985270 $0.986561	$1.162899 $1.184710 $1.120658 $0.960410 $0.870855 $0.995916 $0.985270	0.000 0.000 2,774.430 2,901.956 8,253.021 8,981.751 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class(11) Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.520390 $1.554867 $1.142389 $1.071339 $1.173932 $0.896384 $0.571014 $1.087538 $1.000000	$1.412130 $1.520390 $1.554867 $1.142389 $1.071339 $1.173932 $0.896384 $0.571014 $1.087538	0.000 0.000 0.000 0.000 0.000 19,187.522 20,212.671 20,324.450 2,085.540
TA Jennison Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.574268 $1.462578 $1.086546 $0.960392 $0.987170 $0.899221 $0.651937 $1.057436 $1.000000	$1.714888 $1.574268 $1.462578 $1.086546 $0.960392 $0.987170 $0.899221 $0.651937 $1.057436	0.000 0.000 0.000 0.000 14,929.435 16,324.250 17,489.269 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.056467 $1.025286 $1.068543 $1.040550 $1.000000	$1.039212 $1.056467 $1.025286 $1.068543 $1.040550	0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.422395 $1.273001 $0.982678 $0.863458 $0.876536 $0.778434 $0.614000 $1.002465 $1.000000	$1.389561 $1.422395 $1.273001 $0.982678 $0.863458 $0.876536 $0.778434 $0.614000 $1.002465	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.116612 $1.877556 $1.456707 $1.235895 $1.239127 $1.029054 $0.985145	$2.014122 $2.116612 $1.877556 $1.456707 $1.235895 $1.239127 $1.029054	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.123925 $1.078660 $1.044944 $0.991877 $1.000000	$1.097460 $1.123925 $1.078660 $1.044944 $0.991877	0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.146831 $1.078303 $1.005607 $1.000000	$1.100996 $1.146831 $1.078303 $1.005607	0.000 9,261.761 9,701.467 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.202879 $1.134178 $1.000675 $1.000000	$1.144511 $1.202879 $1.134178 $1.000675	0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.196238 $1.167073 $1.068293 $1.005354 $1.010594 $0.931235 $0.815125 $1.000000	$1.152020 $1.196238 $1.167073 $1.068293 $1.005354 $1.010594 $0.931235 $0.815125	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class(8) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.230120 $1.192236 $1.131562 $1.082666 $1.070290 $0.997673 $0.999946	$1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290 $0.997673	0.000 0.000 2,561.603 2,706.912 2,855.942 3,014.632 0.000
TA Managed Risk - Growth ETF - Service Class(9) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.211068 $1.188116 $1.020265 $0.932973 $0.962507 $0.868778 $0.719388 $1.000000	$1.145591 $1.211068 $1.188116 $1.020265 $0.932973 $0.962507 $0.868778 $0.719388	0.000 22,905.336 11,000.258 11,126.486 11,248.683 0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.173114 $1.107483 $0.988353 $1.000000	$1.112824 $1.173114 $1.107483 $0.988353	0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.035044 $1.116131 $0.966683 $0.809123 $0.919216 $0.849994 $0.655636 $1.037565 $1.000000	$1.012282 $1.035044 $1.116131 $0.966683 $0.809123 $0.919216 $0.849994 $0.655636 $1.037565	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.513646 $1.459455 $1.006602 $0.891316 $0.967013 $0.776120 $0.620571 $0.997541 $1.000000	$1.653887 $1.513646 $1.459455 $1.006602 $0.891316 $0.967013 $0.776120 $0.620571 $0.997541	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.476204 $1.362684 $1.180366 $1.071293 $1.053161 $0.867110 $0.702286 $1.062483 $1.000000	$1.446342 $1.476204 $1.362684 $1.180366 $1.071293 $1.053161 $0.867110 $0.702286 $1.062483	0.000 0.000 22,520.687 23,044.250 49,134.111 50,578.195 27,161.953 27,288.029 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.049202 $0.992468 $0.905090 $0.914306 $0.965451 $1.020080 $0.998149	$1.002433 $1.049202 $0.992468 $0.905090 $0.914306 $0.965451 $1.020080	0.000 15,424.553 16,156.817 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.000787 $0.938893 $0.885453 $0.889689 $0.980601 $1.021832 $0.997255	$0.960778 $1.000787 $0.938893 $0.885453 $0.889689 $0.980601 $1.021832	0.000 0.000 0.000 0.000 85,132.848 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.015226 $0.973304 $0.849935 $0.861075 $0.993687 $1.020750 $0.996387	$0.960915 $1.015226 $0.973304 $0.849935 $0.861075 $0.993687 $1.020750	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.246590 $1.218649 $1.278371 $1.215089 $1.169738 $1.115752 $0.983201 $1.034733 $1.000000	$1.228468 $1.246590 $1.218649 $1.278371 $1.215089 $1.169738 $1.115752 $0.983201 $1.034733	0.000 0.000 2,231.068 9,860.768 30,186.545 154,184.544 151,275.608 129,233.231 14,990.195
TA PineBridge Inflation Opportunities- Service Class Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$0.995490 $0.982216 $1.107636 $1.062964 $1.000000	$0.947987 $0.995490 $0.982216 $1.107636 $1.062964	0.000 3,780.223 3,959.682 3,999.922 4,075.717
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.085784 $0.117575 $0.218481 $0.315837 $0.402430 $0.560486 $1.000000	$0.077974 $0.085784 $0.117575 $0.218481 $0.315837 $0.402430 $0.560486	0.000 0.000 0.000 12,359.432 131,078.387 58,804.151 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class(10) Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.090531 $1.073625 $1.022771 $0.977077 $1.000000	$1.043900 $1.090531 $1.073625 $1.022771 $0.977077	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class(12) Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.124692 $1.107151 $1.016336 $0.957342 $1.000000	$1.055470 $1.124692 $1.107151 $1.016336 $0.957342	0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(13) Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.152771 $1.139099 $0.997255 $0.916867 $1.000000	$1.056306 $1.152771 $1.139099 $0.997255 $0.916867	0.000 0.000 24,784.790 24,671.421 36,431.813
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.748240 $1.699370 $1.274168 $1.120100 $1.176077 $0.922394 $0.658398 $1.000000	$1.667100 $1.748240 $1.699370 $1.274168 $1.120100 $1.176077 $0.922394 $0.658398	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.858041 $1.783828 $1.266176 $1.119148 $1.124463 $0.855539 $0.630841 $1.011893 $1.000000	$1.860849 $1.858041 $1.783828 $1.266176 $1.119148 $1.124463 $0.855539 $0.630841 $1.011893	0.000 9,636.450 9,746.742 9,858.588 9,966.870 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.482557 $1.377904 $1.058254 $0.924047 $0.967005 $0.829731 $0.583323 $1.029566 $1.000000	$1.426798 $1.482557 $1.377904 $1.058254 $0.924047 $0.967005 $0.829731 $0.583323 $1.029566	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.903387 $0.973872 $0.800621 $0.701422 $0.837413 $0.789402 $0.640688 $1.072230 $1.000000	$0.894871 $0.903387 $0.973872 $0.800621 $0.701422 $0.837413 $0.789402 $0.640688 $1.072230	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.234112 $1.135759 $0.876741 $0.792446 $0.841316 $0.730442 $0.578024 $1.095479 $1.000000	$1.289906 $1.234112 $1.135759 $0.876741 $0.792446 $0.841316 $0.730442 $0.578024 $1.095479	0.000 0.000 2,784.503 2,942.204 2,884.954 0.000 0.000 0.000 0.000

Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367 $1.000000	$1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640 $0.989770	$1.543249 $1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640	0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361 $1.000891	$1.068415 $1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638 $1.000000	$1.373291 $1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698 $1.000000	$1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281 $0.988801	$1.248333 $1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA AB Dynamic Allocation - Service Class Subaccount Inception Date August 16, 2010	2015 2014 2013 2012 2011 2010	$1.174412 $1.136447 $1.083955 $1.044657 $1.047539 $1.000000	$1.147118 $1.174412 $1.136447 $1.083955 $1.044657 $1.047539	0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(6) Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$0.891605 $0.908945 $0.926620 $0.944739 $0.963061 $0.981792 $1.000804 $1.000000	$0.874591 $0.891605 $0.908945 $0.926620 $0.944739 $0.963061 $0.981792 $1.000804	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.141522 $1.114497 $1.165209 $1.132940 $1.076537 $1.053056 $1.030339 $1.000000	$1.117720 $1.141522 $1.114497 $1.165209 $1.132940 $1.076537 $1.053056 $1.030339	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2015	$9.999471	$9.496038	0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.171569 $1.171584 $1.094890 $1.041413 $1.037227 $0.972755 $0.793990 $1.000000	$1.124515 $1.171569 $1.171584 $1.094890 $1.041413 $1.037227 $0.972755 $0.793990	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.203395 $1.195664 $1.076523 $1.005964 $1.022550 $0.946527 $0.764658 $1.000000	$1.151140 $1.203395 $1.195664 $1.076523 $1.005964 $1.022550 $0.946527 $0.764658	73,441.926 278,532.619 224,415.375 282,263.204 246,284.024 247,749.590 249,345.779 125,368.003

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.205678 $1.199825 $1.027546 $0.949221 $0.990224 $0.898123 $0.716069 $1.000000	$1.152819 $1.205678 $1.199825 $1.027546 $0.949221 $0.990224 $0.898123 $0.716069	59,118.251 59,828.717 64,156.819 64,698.371 66,098.086 66,426.534 67,545.593 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.901652 $9.998413	$9.379647 $9.901652	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.861758 $9.998413	$9.184016 $9.861758	0.000 0.000
TA International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.008782 $1.036633 $0.939715 $0.851811 $0.939166 $0.868514 $0.684650 $1.000000	$0.970829 $1.008782 $1.036633 $0.939715 $0.851811 $0.939166 $0.868514 $0.684650	17,546.529 17,188.253 21,297.951 21,695.862 20,791.138 21,247.767 21,201.971 0.000
TA Managed Risk - Balanced ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389 $1.000000	$1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389	8,343.625 8,983.588 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class(8) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727 $0.999947	$1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(9) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630 $1.000000	$1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10. 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.545393 $1.425843 $1.234467 $1.119835 $1.100340 $0.905514 $0.733029 $1.000000	$1.514870 $1.545393 $1.425843 $1.234467 $1.119835 $1.100340 $0.905514 $0.733029	0.000 0.000 3,178.976 3,438.449 3,810.019 4,438.257 4,748.204 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008	$1.167274 $1.140554 $1.195869 $1.136107 $1.093181 $1.042214 $0.917950 $1.000000	$1.150872 $1.167274 $1.140554 $1.195869 $1.136107 $1.093181 $1.042214 $0.917950	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class(10) Subaccount Inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.092476 $1.075010 $1.023603 $0.977398 $1.000000	$1.046280 $1.092476 $1.075010 $1.023603 $0.977398	0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456 $1.012578 $1.000000	$1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456 $1.012578	0.000 3,993.546 14,750.275 10,611.589 10,729.522 6,080.061 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.319944 $1.229484 $0.929923 $0.807498 $0.774960 $0.699386 $0.591589 $1.015574 $1.000000	$1.315094 $1.319944 $1.229484 $0.929923 $0.807498 $0.774960 $0.699386 $0.591589 $1.015574	0.000 0.000 18,545.728 6,372.272 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.501018 $1.342269 $0.997386 $0.870099 $0.920274 $0.852967 $0.633316 $1.071423 $1.000000	$1.634531 $1.501018 $1.342269 $0.997386 $0.870099 $0.920274 $0.852967 $0.633316 $1.071423	0.000 0.000 0.000 0.000 0.000 344.736 357.825 320.054 614.917
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.567931 $1.518910 $1.253785 $1.101851 $1.110539 $1.007817 $0.989774	$1.557171 $1.567931 $1.518910 $1.253785 $1.101851 $1.110539 $1.007817	186,536.042 340,348.329 48,055.962 48,830.456 36,499.807 21,752.205 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.097698 $1.064558 $1.110897 $1.076491 $1.035813 $0.993531 $1.000895	$1.078059 $1.097698 $1.064558 $1.110897 $1.076491 $1.035813 $0.993531	0.000 0.000 2,491.138 4,395.484 5,336.147 5,548.167 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.708576 $1.607663 $1.261635 $1.092758 $1.165523 $1.002679 $0.986477	$1.788188 $1.708576 $1.607663 $1.261635 $1.092758 $1.165523 $1.002679	6,417.001 6,194.235 5,668.485 4,391.702 4,916.824 4,998.005 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.724459 $1.591427 $1.217099 $1.057856 $1.100155 $1.008062 $0.986798	$1.713557 $1.724459 $1.591427 $1.217099 $1.057856 $1.100155 $1.008062	6,492.141 6,258.447 16,678.802 25,931.921 21,309.886 8,489.125 0.000
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.137826 $1.193390 $1.001726 $0.867527 $1.029486 $0.980191 $0.982907	$1.063980 $1.137826 $1.193390 $1.001726 $0.867527 $1.029486 $0.980191	8,968.552 8,577.686 0.000 2,284.924 3,372.496 3,132.539 0.000
Catalyst Dividend Capture VA Fund(4) Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.364268 $1.260726 $1.069849 $0.977162 $0.929015 $0.821495 $0.668467 $0.946297 $1.000000	$1.299174 $1.364268 $1.260726 $1.069849 $0.977162 $0.929015 $0.821495 $0.668467 $0.946297	0.000 44,567.798 73,794.259 68,561.060 33,176.579 10,054.175 2,827.644 0.000 0.000
Catalyst Insider Buying VA Fund(5) Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.411025 $1.466712 $1.131818 $0.939677 $0.965352 $0.758198 $0.580545 $1.005660 $1.000000	$1.286726 $1.411025 $1.466712 $1.131818 $0.939677 $0.965352 $0.758198 $0.580545 $1.005660	1,048.051 35,501.028 82,070.206 123,103.363 108,449.356 94,795.377 39,924.840 13,647.923 2,709.069
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.408805 $1.303562 $1.112499 $0.986432 $1.044104 $0.902620 $0.664291 $1.000000	$1.388876 $1.408805 $1.303562 $1.112499 $0.986432 $1.044104 $0.902620 $0.664291	0.000 0.000 25,025.111 78,633.872 80,396.896 67,580.854 41,956.119 0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.413030 $1.288321 $1.001507 $0.877920 $0.919292 $0.800354 $0.601438 $1.068445 $1.000000	$1.393809 $1.413030 $1.288321 $1.001507 $0.877920 $0.919292 $0.800354 $0.601438 $1.068445	8,809.281 9,613.187 20,104.797 32,572.161 23,749.602 9,046.294 4,436.268 321.143 614.834
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.202304 $1.128276 $0.898539 $0.781508 $0.790374 $0.700147 $0.548765 $0.976956 $1.000000	$1.130988 $1.202304 $1.128276 $0.898539 $0.781508 $0.790374 $0.700147 $0.548765 $0.976956	0.000 0.000 0.000 406.704 413.648 477.369 134.858 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.384618 $1.269709 $0.950403 $0.845776 $0.861246 $0.707834 $0.563106 $1.088004 $1.000000	$1.454049 $1.384618 $1.269709 $0.950403 $0.845776 $0.861246 $0.707834 $0.563106 $1.088004	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.458464 $1.400263 $1.049137 $0.932347 $1.064643 $0.842947 $0.614029 $1.035104 $1.000000	$1.409331 $1.458464 $1.400263 $1.049137 $0.932347 $1.064643 $0.842947 $0.614029 $1.035104	14,845.518 39,885.576 51,115.421 72,897.246 58,446.539 54,002.048 17,592.961 13,207.480 3,297.732
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.348093 $1.288450 $1.007517 $0.807263 $0.903413 $0.727935 $0.471539 $0.985489 $1.000000	$1.282003 $1.348093 $1.288450 $1.007517 $0.807263 $0.903413 $0.727935 $0.471539 $0.985489	410.770 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890 $0.989903 $1.000000	$1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890 $0.989903	0.000 0.000 5,870.026 11,162.116 11,354.014 11,608.313 2,631.572 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.304352 $1.269245 $1.133996 $1.024851 $1.018968 $0.920628 $0.691172 $1.000323 $1.000000	$1.190903 $1.304352 $1.269245 $1.133996 $1.024851 $1.018968 $0.920628 $0.691172 $1.000323	0.000 28,470.391 29,883.010 30,105.816 16,232.985 1,085.105 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.219833 $1.159228 $0.920063 $0.819923 $0.843440 $0.772176 $0.623628 $1.009534 $1.000000	$1.139100 $1.219833 $1.159228 $0.920063 $0.819923 $0.843440 $0.772176 $0.623628 $1.009534	0.000 0.000 2,232.422 8,797.116 10,002.472 20,452.107 19,547.703 10,467.095 2,669.071
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.302286 $1.264203 $1.124799 $1.022183 $1.075922 $1.003453 $0.988806	$1.259611 $1.302286 $1.264203 $1.124799 $1.022183 $1.075922 $1.003453	0.000 0.000 3,600.652 3,206.596 3,227.418 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.402898 $1.320309 $0.961445 $1.000000	$1.443552 $1.402898 $1.320309 $0.961445	0.000 0.000 0.000 13,973.757
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.074025 $1.027730 $0.785033 $0.679302 $0.715816 $0.681369 $0.469499 $0.993836 $1.000000	$0.942611 $1.074025 $1.027730 $0.785033 $0.679302 $0.715816 $0.681369 $0.469499 $0.993836	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.656458 $1.502357 $1.158294 $1.008010 $1.043357 $0.846177 $0.596362 $1.081448 $1.000000	$1.688469 $1.656458 $1.502357 $1.158294 $1.008010 $1.043357 $0.846177 $0.596362 $1.081448	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.098211 $1.043073 $0.829069 $0.704212 $0.833448 $0.734453 $0.544144 $1.003739 $1.000000	$1.051461 $1.098211 $1.043073 $0.829069 $0.704212 $0.833448 $0.734453 $0.544144 $1.003739	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.627955 $1.791527 $1.291440 $1.087532 $1.236867 $0.926223 $0.578739 $0.974221 $1.000000	$1.564847 $1.627955 $1.791527 $1.291440 $1.087532 $1.236867 $0.926223 $0.578739 $0.974221	0.000 0.000 0.000 829.122 1,342.420 1,334.870 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.290654 $1.213903 $1.040731 $0.955131 $0.957124 $0.888734 $0.768517 $1.007224 $1.000000	$1.260493 $1.290654 $1.213903 $1.040731 $0.955131 $0.957124 $0.888734 $0.768517 $1.007224	0.000 0.000 0.000 26,893.829 28,692.640 8,936.459 9,415.459 10,199.029 2,675.607
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.988429 $1.132267 $0.937332 $0.807127 $0.919410 $0.863365 $0.641342 $1.095130 $1.000000	$0.907911 $0.988429 $1.132267 $0.937332 $0.807127 $0.919410 $0.863365 $0.641342 $1.095130	0.000 21,002.981 21,152.335 21,304.145 11,032.383 171.353 177.807 159.302 308.431

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.046498 $1.011175 $0.963050 $0.926759 $0.927952 $0.865453 $0.671695 $1.085428 $1.000000	$1.023677 $1.046498 $1.011175 $0.963050 $0.926759 $0.927952 $0.865453 $0.671695 $1.085428	80,289.423 143,132.820 360,541.221 333,939.839 65,287.687 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.471607 $1.445968 $1.384384 $1.203610 $1.172046 $1.063705 $0.737339 $1.007090 $1.000000	$1.383425 $1.471607 $1.445968 $1.384384 $1.203610 $1.172046 $1.063705 $0.737339 $1.007090	193.138 24,087.486 27,700.127 28,910.769 17,200.610 4,597.971 0.000 0.000 0.000
TA Aegon Government Money Market - Service Class(6) Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.909437 $0.925773 $0.942392 $0.959394 $0.976555 $0.994079 $1.011879 $1.008329 $1.000000	$0.893385 $0.909437 $0.925773 $0.942392 $0.959394 $0.976555 $0.994079 $1.011879 $1.008329	132,363.570 437,358.220 42,458.079 304,139.074 361,500.736 438,250.044 281,341.634 73,537.318 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.195383 $1.165374 $1.216607 $1.181162 $1.120706 $1.094646 $1.069457 $1.013606 $1.000000	$1.172190 $1.195383 $1.165374 $1.216607 $1.181162 $1.120706 $1.094646 $1.069457 $1.013606	0.000 0.000 7,545.404 10,533.721 11,811.585 31,401.435 253,933.540 2,077.381 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.195383 $1.165374 $1.216607 $1.181162 $1.120706 $1.094646 $1.069457 $1.013606 $1.000000	$1.172190 $1.195383 $1.165374 $1.216607 $1.181162 $1.120706 $1.094646 $1.069457 $1.013606	0.000 0.000 0.000 0.000 67,916.063 55,218.348 57,916.380 61,204.129 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2015	$9.999511	$9.505430	0.000
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.175918 $1.174202 $1.095719 $1.040662 $1.034951 $0.969193 $0.789912 $1.023157 $1.000000	$1.130355 $1.175918 $1.174202 $1.095719 $1.040662 $1.034951 $0.969193 $0.789912 $1.023157	6,366.863 6,460.333 10,716.327 48,186.516 53,707.244 55,142.217 80,743.921 46,904.354 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.112614 $1.105692 $0.890573 $0.806723 $0.870816 $0.773221 $0.607626 $1.026835 $1.000000	$1.069803 $1.112614 $1.105692 $0.890573 $0.806723 $0.870816 $0.773221 $0.607626 $1.026835	0.000 0.000 0.000 0.000 15,042.163 15,163.491 15,301.411 15,453.543 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10,2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.184445 $1.175101 $1.056449 $0.985750 $1.000538 $0.924794 $0.745998 $1.029029 $1.000000	$1.134685 $1.184445 $1.175101 $1.056449 $0.985750 $1.000538 $0.924794 $0.745998 $1.029029	34,061.887 44,126.627 223,199.692 256,791.472 526,290.748 561,557.819 392,522.068 347,671.054 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.150995 $1.143731 $0.978062 $0.902177 $0.939767 $0.851107 $0.677580 $1.028404 $1.000000	$1.102161 $1.150995 $1.143731 $0.978062 $0.902177 $0.939767 $0.851107 $0.677580 $1.028404	203,448.512 380,258.261 702,774.962 1,052,951.062 2,079,120.598 1,788,428.715 1,550,037.398 1,176,788.697 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.231555 $1.120037 $0.877560 $0.801507 $0.796335 $0.735955 $0.658855 $1.017303 $1.000000	$1.163416 $1.231555 $1.120037 $0.877560 $0.801507 $0.796335 $0.735955 $0.658855 $1.017303	0.000 53,673.355 128,786.071 199,660.227 167,759.954 136,888.704 27,188.278 9,548.690 638.921
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.477608 $1.479690 $1.317636 $1.220978 $1.293642 $1.200822 $1.000000	$1.433665 $1.477608 $1.479690 $1.317636 $1.220978 $1.293642 $1.200822	30,950.411 112,694.320 618,670.603 860,943.729 836,382.187 711,890.728 156,368.132
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.903806 $9.998534	$9.395511 $9.903806	0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.863908 $9.998534	$9.199535 $9.863908	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.651132 $1.599752 $1.449592 $1.341484 $1.316306 $1.204569 $1.000000	$1.619910 $1.651132 $1.599752 $1.449592 $1.341484 $1.316306 $1.204569	75,465.860 177,310.116 691,631.960 1,036,682.985 1,024,422.353 766,144.246 155,476.914

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.069087 $0.960621 $0.942948 $0.768145 $0.831935 $0.734517 $0.562192 $0.995347 $1.000000	$1.041025 $1.069087 $0.960621 $0.942948 $0.768145 $0.831935 $0.734517 $0.562192 $0.995347	19,713.350 54,218.989 66,251.632 64,685.139 32,503.786 18,382.235 10,459.677 0.000 0.000
TA International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.962102 $0.987210 $0.893600 $0.808807 $0.890435 $0.822246 $0.647227 $1.034687 $1.000000	$0.927258 $0.962102 $0.987210 $0.893600 $0.808807 $0.890435 $0.822246 $0.647227 $1.034687	245,876.326 284,150.237 550,898.525 737,732.508 487,924.090 424,132.502 127,468.608 54,954.495 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496 $0.986567	$1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496	0.000 79,057.966 8,666.014 8,341.002 7,646.845 6,075.691 0.000
TA Janus Mid-Cap Growth - Service Class(11) Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.542390 $1.574275 $1.154375 $1.080451 $1.181601 $0.900477 $0.572498 $1.088197 $1.000000	$1.435377 $1.542390 $1.574275 $1.154375 $1.080451 $1.181601 $0.900477 $0.572498 $1.088197	3,322.228 2,975.507 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.596996 $1.480792 $1.097922 $0.968534 $0.993599 $0.903308 $0.653619 $1.058075 $1.000000	$1.743077 $1.596996 $1.480792 $1.097922 $0.968534 $0.993599 $0.903308 $0.653619 $1.058075	0.000 0.000 0.000 0.000 0.000 307.166 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.064092 $1.030658 $1.072035 $1.041900 $1.000000	$1.048770 $1.064092 $1.030658 $1.072035 $1.041900	0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.442871 $1.288808 $0.992929 $0.870759 $0.882228 $0.781955 $0.615575 $1.003075 $1.000000	$1.412329 $1.442871 $1.288808 $0.992929 $0.870759 $0.882228 $0.781955 $0.615575 $1.003075	7,725.554 7,823.865 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.138000 $1.892795 $1.465660 $1.241043 $1.241848 $1.029290 $0.985150	$2.038479 $2.138000 $1.892795 $1.465660 $1.241043 $1.241848 $1.029290	3,122.676 2,636.828 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.132050 $1.084328 $1.048376 $0.993167 $1.000000	$1.107570 $1.132050 $1.084328 $1.048376 $0.993167	41,475.503 62,170.937 65,057.530 34,493.853 20,408.671
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.152857 $1.081846 $1.006923 $1.000000	$1.108963 $1.152857 $1.081846 $1.006923	0.000 656.374 670.955 685.865
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.209192 $1.137899 $1.001982 $1.000000	$1.152775 $1.209192 $1.137899 $1.001982	122,272.650 129,083.542 127,574.488 0.000
TA Managed Risk - Balanced ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286 $0.816191 $1.000000	$1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286 $0.816191	89,336.695 121,780.006 94,168.941 68,851.374 95,153.215 60,934.633 40,701.592 34,162.919
TA Managed Risk - Conservative ETF - Service Class(8) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901 $0.999951	$1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class(9) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619 $0.720336 $1.000000	$1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619 $0.720336	160,781.296 187,846.103 192,998.538 224,060.638 266,587.810 325,107.228 263,079.441 44,736.733
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.178397 $1.110286 $0.988910 $1.000000	$1.120037 $1.178397 $1.110286 $0.988910	0.000 0.000 0.000 0.000
TA MFS International Equity - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.049982 $1.130019 $0.976798 $0.815992 $0.925199 $0.853844 $0.657313 $1.038186 $1.000000	$1.028915 $1.049982 $1.130019 $0.976798 $0.815992 $0.925199 $0.853844 $0.657313 $1.038186	490.968 0.000 0.000 0.000 0.000 352.756 366.039 328.086 633.086

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.535492 $1.477610 $1.017134 $0.898881 $0.973311 $0.779642 $0.622165 $0.998140 $1.000000	$1.681049 $1.535492 $1.477610 $1.017134 $0.898881 $0.973311 $0.779642 $0.622165 $0.998140	3,180.720 3,221.201 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.497552 $1.379675 $1.192729 $1.080378 $1.060019 $0.871054 $0.704097 $1.063123 $1.000000	$1.470149 $1.497552 $1.379675 $1.192729 $1.080378 $1.060019 $0.871054 $0.704097 $1.063123	0.000 10,198.271 30,155.877 37,717.413 94,666.892 68,834.282 46,654.944 43,230.394 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318 $0.998154	$1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318	0.000 6,387.105 6,798.618 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067 $0.997261	$0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987 $0.996392	$0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987	8,113.818 19,934.167 16,004.948 1,450.370 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.264610 $1.233837 $1.291760 $1.225391 $1.177363 $1.120822 $0.985737 $1.035355 $1.000000	$1.248676 $1.264610 $1.233837 $1.291760 $1.225391 $1.177363 $1.120822 $0.985737 $1.035355	38,565.851 41,071.498 258,361.532 352,263.659 335,006.441 353,301.653 106,818.286 23,025.446 5,220.395
TA PineBridge Inflation Opportunities- Service Class Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.002677 $0.987371 $1.111260 $1.064340 $1.000000	$0.956708 $1.002677 $0.987371 $1.111260 $1.064340	52,302.841 63,745.173 68,762.245 34,395.123 5,392.186
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.086744 $0.118656 $0.220060 $0.317488 $0.403747 $0.561223 $1.000000	$0.078994 $0.086744 $0.118656 $0.220060 $0.317488 $0.403747 $0.561223	120,074.592 127,739.330 109,028.386 454,502.961 472,217.156 5,483.245 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class(10) Subaccount Inception Date December 12, 2011	2015 2014 2013 2012 2011	$1.098391 $1.079252 $1.026124 $0.978354 $1.000000	$1.053501 $1.098391 $1.079252 $1.026124 $0.978354	0.000 58,733.880 74,104.134 82,582.976 83,458.178
TA QS Investors Active Asset Allocation - Moderate - Service Class(12) Subaccount Inception Date December 12, 2011	2015 2014 2013 2012 2011	$1.132814 $1.112966 $1.019665 $0.958587 $1.000000	$1.065181 $1.132814 $1.112966 $1.019665 $0.958587	0.000 661.631 676.323 691.358 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(13) Subaccount Inception Date December 12, 2011	2015 2014 2013 2012 2011	$1.161109 $1.145081 $1.000532 $0.918066 $1.000000	$1.066043 $1.161109 $1.145081 $1.000532 $0.918066	48,482.200 93,123.301 235,420.919 307,042.503 279,522.143
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.772248 $1.719330 $1.286608 $1.128808 $1.182908 $0.925936 $0.659621 $1.000000	$1.693315 $1.772248 $1.719330 $1.286608 $1.128808 $1.182908 $0.925936 $0.659621	308.339 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.884934 $1.806097 $1.279479 $1.128679 $1.131825 $0.859451 $0.632477 $1.012503 $1.000000	$1.891497 $1.884934 $1.806097 $1.279479 $1.128679 $1.131825 $0.859451 $0.632477 $1.012503	5,939.107 33,033.231 27,775.759 27,975.105 14,936.202 354.588 367.944 329.241 629.255
TA Torray Concentrated Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.503988 $1.395080 $1.069346 $0.931900 $0.973303 $0.833505 $0.584830 $1.030188 $1.000000	$1.450267 $1.503988 $1.395080 $1.069346 $0.931900 $0.973303 $0.833505 $0.584830 $1.030188	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.916487 $0.986040 $0.809044 $0.707399 $0.842889 $0.792999 $0.642343 $1.072876 $1.000000	$0.909633 $0.916487 $0.986040 $0.809044 $0.707399 $0.842889 $0.792999 $0.642343 $1.072876	0.000 0.000 0.000 0.000 2,498.701 4,080.533 4,266.242 4,217.974 609.679
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.251967 $1.149922 $0.885940 $0.799184 $0.846821 $0.733780 $0.579516 $1.096136 $1.000000	$1.311132 $1.251967 $1.149922 $0.885940 $0.799184 $0.846821 $0.733780 $0.579516 $1.096136	4,260.672 4,314.886 6,613.734 11,579.786 13,513.396 9,212.833 9,701.222 10,428.052 3,112.725

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991 $1.000000	$1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991	170,860.962 190,603.878 15,847.978 15,707.232 4,215.371 1,339.292 0.000 0.000
AB Growth and Income Portfolio – Class B Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.348768 $1.252619 $0.944631 $0.817844 $0.782579 $0.704181 $0.593889 $1.016491 $1.000000	$1.347786 $1.348768 $1.252619 $0.944631 $0.817844 $0.782579 $0.704181 $0.593889 $1.016491	306,549.291 282,162.640 182,081.585 99,979.593 80,613.312 57,777.577 54,289.903 56,124.835 3,160.735
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.533750 $1.367498 $1.013149 $0.881242 $0.929309 $0.858812 $0.635775 $1.072398 $1.000000	$1.675115 $1.533750 $1.367498 $1.013149 $0.881242 $0.929309 $0.858812 $0.635775 $1.072398	61,158.535 77,397.692 82,520.131 86,635.247 92,678.195 97,670.039 94,240.453 80,246.375 68,296.411
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165 $0.989782	$1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165	2,146,637.889 2,127,744.594 1,418,833.049 1,435,919.942 1,351,751.416 645,068.472 0.000
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876 $1.000903	$1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876	572,097.279 599,700.650 608,368.825 517,249.372 249,016.240 109,242.732 0.000
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022 $0.986485	$1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022	141,092.677 176,261.253 135,525.782 113,510.091 83,828.841 90,929.211 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19,2009	2015 2014 2013 2012 2011 2010 2009	$1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415 $0.986806	$1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415	122,091.118 146,066.812 69,709.782 59,149.052 40,666.749 42,198.957 0.000
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.155097 $1.207941 $1.010962 $0.872941 $1.032876 $0.980531 $0.982915	$1.083310 $1.155097 $1.207941 $1.010962 $0.872941 $1.032876 $0.980531	205,586.740 237,699.151 70,273.724 53,778.227 38,717.474 29,962.321 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Catalyst Dividend Capture VA Fund(4) Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.394020 $1.284426 $1.086750 $0.989664 $0.938133 $0.827110 $0.671059 $0.947156 $1.000000	$1.331436 $1.394020 $1.284426 $1.086750 $0.989664 $0.938133 $0.827110 $0.671059 $0.947156	420,145.651 465,349.099 647,991.271 539,431.490 324,822.245 240,321.219 3,166.890 3,184.402 0.000
Catalyst Insider Buying VA Fund(5) Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.441835 $1.494308 $1.149714 $0.951711 $0.974845 $0.763402 $0.582802 $1.006571 $1.000000	$1.318714 $1.441835 $1.494308 $1.149714 $0.951711 $0.974845 $0.763402 $0.582802 $1.006571	565,457.160 845,248.075 889,180.119 869,540.815 696,855.141 445,718.549 109,918.456 52,343.795 7.793.659
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606 $1.000000	$1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606	849,868.190 871,271.217 489,980.513 494,479.984 488,731.772 504,554.792 128,702.081 104,187.351
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.443885 $1.312576 $1.017349 $0.889164 $0.928330 $0.805840 $0.603773 $1.069412 $1.000000	$1.428451 $1.443885 $1.312576 $1.017349 $0.889164 $0.928330 $0.805840 $0.603773 $1.069412	604,354.366 569,273.039 445,527.750 457,452.877 415,897.410 377,690.930 236,115.066 207,471.802 7,695.645
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.228572 $1.149520 $0.912765 $0.791529 $0.798147 $0.704949 $0.550901 $0.977842 $1.000000	$1.159104 $1.228572 $1.149520 $0.912765 $0.791529 $0.798147 $0.704949 $0.550901 $0.977842	104,037.836 110,219.009 116,568.956 138,483.276 171,287.662 118,382.467 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.414817 $1.293575 $0.965415 $0.856595 $0.869699 $0.712682 $0.565284 $1.088982 $1.000000	$1.490154 $1.414817 $1.293575 $0.965415 $0.856595 $0.869699 $0.712682 $0.565284 $1.088982	31,989.271 36,802.544 50,658.637 52,308.146 81,735.938 3,313.587 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.490306 $1.426617 $1.065724 $0.944290 $1.075104 $0.848723 $0.616415 $1.036042 $1.000000	$1.444367 $1.490306 $1.426617 $1.065724 $0.944290 $1.075104 $0.848723 $0.616415 $1.036042	252,355.026 265,309.010 173,090.075 130,104.200 109,729.351 76,168.803 49,479.664 20,307.250 1,176.171
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.377490 $1.312655 $1.023424 $0.817576 $0.912262 $0.732907 $0.473364 $0.986380 $1.000000	$1.313834 $1.377490 $1.312655 $1.023424 $0.817576 $0.912262 $0.732907 $0.473364 $0.986380	57,265.541 93,891.872 46,569.353 39,958.990 42,297.184 29,680.181 22,972.172 1,174.565 1,183.926
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.852360 $1.832517 $1.506093 $1.329378 $1.374241 $1.267151 $0.990309 $1.000000	$1.708574 $1.852360 $1.832517 $1.506093 $1.329378 $1.374241 $1.267151 $0.990309	447,622.791 470,040.778 515,201.558 551,933.532 606,983.939 377,392.467 69,621.929 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.332821 $1.293130 $1.151928 $1.037963 $1.028966 $0.926929 $0.693852 $1.001223 $1.000000	$1.220488 $1.332821 $1.293130 $1.151928 $1.037963 $1.028966 $0.926929 $0.693852 $1.001223	312,969.768 323,603.710 331,935.032 370,904.267 352,864.110 189,761.703 86.102.866 1,348.987 2,176.964
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.246478 $1.181056 $0.934632 $0.830439 $0.851749 $0.777478 $0.626059 $1.010455 $1.000000	$1.167435 $1.246478 $1.181056 $0.934632 $0.830439 $0.851749 $0.777478 $0.626059 $1.010455	34,073.641 73,340.723 77,554.546 108,463.492 120,743.573 98,324.731 75,486.531 53,461.627 5,653.263
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804 $0.988814	$1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804	134,208.502 150,042.122 19,689.562 20,280.401 24,206.467 19,277.909 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.414030 $1.326854 $0.963374 $1.000000	$1.459309 $1.414030 $1.326854 $0.963374	12,863.400 13,016.213 13,159.414 13,310.874

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.097487 $1.047087 $0.797463 $0.688019 $0.722856 $0.686050 $0.471333 $0.994737 $1.000000	$0.966055 $1.097487 $1.047087 $0.797463 $0.688019 $0.722856 $0.686050 $0.471333 $0.994737	12,291.711 12,434.925 12,566.911 12,707.379 18,758.765 18,762.847 0.000 0.000 0.000
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.692558 $1.530570 $1.176561 $1.020882 $1.053576 $0.851959 $0.598674 $1.082425 $1.000000	$1.730366 $1.692558 $1.530570 $1.176561 $1.020882 $1.053576 $0.851959 $0.598674 $1.082425	584.034 5,159.835 5,402.071 5,613.855 5,851.444 1,148.076 1,156.449 1,165.032 1,174.315
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.122183 $1.062698 $0.842169 $0.713222 $0.841629 $0.739486 $0.546255 $1.004655 $1.000000	$1.077598 $1.122183 $1.062698 $0.842169 $0.713222 $0.841629 $0.739486 $0.546255 $1.004655	20,410.874 21,126.165 27,032.492 27,281.142 27,550.190 21,961.090 42,677.184 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.663482 $1.825232 $1.311867 $1.101463 $1.249029 $0.932579 $0.580998 $0.975109 $1.000000	$1.603730 $1.663482 $1.825232 $1.311867 $1.101463 $1.249029 $0.932579 $0.580998 $0.975109	40,911.181 41,424.002 44,138.502 44,704.904 43,175.606 39,032.564 25,588.048 8,916.240 1,203.613
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.318826 $1.236745 $1.057194 $0.967364 $0.966520 $0.894816 $0.771498 $1.008136 $1.000000	$1.291799 $1.318826 $1.236745 $1.057194 $0.967364 $0.966520 $0.894816 $0.771498 $1.008136	46,122.268 116,832.669 117,600.674 118,423.293 119,379.843 125,387.089 89,372.177 81,522.978 1,040.189
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.009999 $1.153559 $0.952145 $0.817459 $0.928438 $0.869281 $0.643827 $1.096123 $1.000000	$0.930461 $1.009999 $1.153559 $0.952145 $0.817459 $0.928438 $0.869281 $0.643827 $1.096123	303,322.128 309,722.610 323,576.546 327,889.494 316,441.904 222,756.074 58,886.257 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.069340 $1.030196 $0.978267 $0.938610 $0.937065 $0.871381 $0.674309 $1.086412 $1.000000	$1.049125 $1.069340 $1.030196 $0.978267 $0.938610 $0.937065 $0.871381 $0.674309 $1.086412	672,398.517 653,385.903 634,727.918 614,641.615 583,194.651 32,096.527 19,555.247 2,772.747 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.503697 $1.473144 $1.406256 $1.218996 $1.183540 $1.070975 $0.740194 $1.008000 $1.000000	$1.417780 $1.503697 $1.473144 $1.406256 $1.218996 $1.183540 $1.070975 $0.740194 $1.008000	161,476.051 190,995.632 199,225.711 149,070.248 128,268.420 71,718.328 16,117.107 0.000 0.000
TA Aegon Government Money Market - Service Class(6) Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.929298 $0.943180 $0.957298 $0.971644 $0.986172 $1.000900 $1.015806 $1.009244 $1.000000	$0.915611 $0.929298 $0.943180 $0.957298 $0.971644 $0.986172 $1.000900 $1.015806 $1.009244	3,254,945.253 3,478,721.545 97,660.840 105,341.822 418,082.018 666,661.526 406,494.558 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.221493 $1.187308 $1.235845 $1.196282 $1.131718 $1.102143 $1.073604 $1.014529 $1.000000	$1.201330 $1.221493 $1.187308 $1.235845 $1.196282 $1.131718 $1.102143 $1.073604 $1.014529	622,267.458 811,287.185 972,722.278 2,006,577.317 1,223,729.501 1,083,157.909 948,961.707 59,552.008 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.221493 $1.187308 $1.235845 $1.196282 $1.131718 $1.102143 $1.073604 $1.014529 $1.000000	$1.201330 $1.221493 $1.187308 $1.235845 $1.196282 $1.131718 $1.102143 $1.073604 $1.014529	0.000 0.000 0.000 115,771.668 240,352.973 211,238.964 228,870.161 237,732.229 9,692.094
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2015	$9.999592	$9.524294	2,371.365
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.201560 $1.196268 $1.113028 $1.053962 $1.045101 $0.975816 $0.792975 $1.024086 $1.000000	$1.158426 $1.201560 $1.196268 $1.113028 $1.053962 $1.045101 $0.975816 $0.792975 $1.024086	1,291,157.389 1,451,970.458 1,571,660.019 1,377,429.131 1,139,770.101 1,150,506.227 644,546.241 396,219.635 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.136881 $1.126484 $0.904655 $0.817049 $0.879362 $0.778513 $0.609976 $1.027767 $1.000000	$1.096362 $1.136881 $1.126484 $0.904655 $0.817049 $0.879362 $0.778513 $0.609976 $1.027767	119,461.486 83,788.761 56,518.991 52,341.272 52,931.557 54,759.517 670.351 11,764.727 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.210221 $1.197139 $1.073105 $0.998333 $1.010327 $0.931099 $0.748882 $1.029956 $1.000000	$1.162813 $1.210221 $1.197139 $1.073105 $0.998333 $1.010327 $0.931099 $0.748882 $1.029956	8,807,216.957 9,227,261.761 8,559,614.301 7,004,981.724 5,513,505.473 4,496,664.128 2,710,277.992 712,577.665 199,428.987
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.176103 $1.165232 $0.993516 $0.913707 $0.948989 $0.856922 $0.680208 $1.029336 $1.000000	$1.129527 $1.176103 $1.165232 $0.993516 $0.913707 $0.948989 $0.856922 $0.680208 $1.029336	9,090,557.613 9,498,503.541 10,345,236.763 10,305,409.329 10,066,533.973 9,257,503.259 6,840,081.565 2,600,309.823 46,777.660
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.258422 $1.141102 $0.891446 $0.811784 $0.804176 $0.741017 $0.661424 $1.018228 $1.000000	$1.192314 $1.258422 $1.141102 $0.891446 $0.811784 $0.804176 $0.741017 $0.661424 $1.018228	621,709.728 665,281.853 606,553.241 585,889.806 514,618.068 442,386.713 127,579.095 26,911.896 3,569.937
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183 $1.000000	$1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183	2,353,310.240 2,433,643.471 2,521,291.134 2,591,852.835 2,330,466.524 1,632,995.602 291,448.646
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.908136 $9.998776	$9.427425 $9.908136	579.750 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.868224 $9.998776	$9.230789 $9.868224	0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946 $1.000000	$1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946	2,485,402.605 2,509,552.637 2,674,894.311 2,476,136.358 2,041,605.802 1,442,719.118 252,877.597

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.092410 $0.978689 $0.957852 $0.777970 $0.840104 $0.739550 $0.564377 $0.996244 $1.000000	$1.066881 $1.092410 $0.978689 $0.957852 $0.777970 $0.840104 $0.739550 $0.564377 $0.996244	85,046.968 226,138.685 242,825.904 216,119.633 210,205.426 109,252.963 17,297.279 0.000 0.000
TA International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.983087 $1.005768 $0.907718 $0.819160 $0.899173 $0.827868 $0.649738 $1.035629 $1.000000	$0.950296 $0.983087 $1.005768 $0.907718 $0.819160 $0.899173 $0.827868 $0.649738 $1.035629	1,968,028.896 1,992,831.491 2,213,693.674 2,165,740.899 1,772,586.552 1,625,548.401 1,095,105.106 572,940.996 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842 $0.986575	$1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842	324,939.186 377,929.172 189,109.903 56,334.634 60,556.087 28,260.965 0.000
TA Janus Mid-Cap Growth - Service Class(11) Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.576027 $1.603868 $1.172621 $1.094279 $1.193209 $0.906643 $0.574717 $1.089186 $1.000000	$1.471011 $1.576027 $1.603868 $1.172621 $1.094279 $1.193209 $0.906643 $0.574717 $1.089186	233,656.759 254,111.832 237,664.233 250,119.592 243,482.600 141,263.961 32,165.557 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.631848 $1.508645 $1.115275 $0.980928 $1.003358 $0.909502 $0.656153 $1.059029 $1.000000	$1.786377 $1.631848 $1.508645 $1.115275 $0.980928 $1.003358 $0.909502 $0.656153 $1.059029	91,126.306 97,971.451 104,495.753 97,422.934 64,278.765 75,367.225 20,238.301 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.075685 $1.038815 $1.077338 $1.043947 $1.000000	$1.063340 $1.075685 $1.038815 $1.077338 $1.043947	222,491.923 271,496.842 236,087.009 116,889.461 4,751.758
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.474387 $1.313077 $1.008650 $0.881921 $0.890902 $0.787316 $0.617968 $1.003982 $1.000000	$1.447452 $1.474387 $1.313077 $1.008650 $0.881921 $0.890902 $0.787316 $0.617968 $1.003982	91,011.988 97,632.426 14,576.672 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.170551 $1.915958 $1.479221 $1.248810 $1.245950 $1.029652 $0.985158	$2.075636 $2.170551 $1.915958 $1.479221 $1.248810 $1.245950 $1.029652	53,026.477 34,150.297 25,167.038 27,801.147 18,987.044 18,834.998 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.144360 $1.092888 $1.053540 $0.995114 $1.000000	$1.122920 $1.144360 $1.092888 $1.053540 $0.995114	1,377,181.724 1,386,289.303 1,468,096.392 1,211,631.949 435,031.122
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.161974 $1.087191 $1.008908 $1.000000	$1.121033 $1.161974 $1.087191 $1.008908	362,907.117 358,723.981 375,713.486 85,002.699
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.218749 $1.143507 $1.003956 $1.000000	$1.165325 $1.218749 $1.143507 $1.003956	147,886.332 151,950.494 45,093.001 0.000
TA Managed Risk - Balanced ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803 $1.000000	$1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803	2,434,978.930 2,598,706.981 2,450,646.273 2,195,925.987 1,546,237.557 897,290.712 394,232.975 19,634.316
TA Managed Risk - Conservative ETF - Service Class(8) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250 $0.999959	$1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250	350,388.747 308,290.271 383,157.624 371,870.592 187,108.835 147,062.187 0.000
TA Managed Risk - Growth ETF - Service Class(9) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758 $1.000000	$1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758	2,727,605.405 3,162,670.276 3,060,261.531 2,609,953.408 2,616,799.057 2,357,091.084 1,067,833.660 214,745.050
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.186379 $1.114515 $0.989747 $1.000000	$1.130959 $1.186379 $1.114515 $0.989747	148,561.107 148,606.591 150,513.147 53,798.165
TA MFS International Equity - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.072902 $1.151288 $0.992254 $0.826436 $0.934286 $0.859695 $0.659866 $1.039131 $1.000000	$1.054483 $1.072902 $1.151288 $0.992254 $0.826436 $0.934286 $0.859695 $0.659866 $1.039131	51,678.881 63,155.879 84,236.242 60,007.448 51,268.158 50,346.026 49,348.260 11,197.035 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.569044 $1.505448 $1.033238 $0.910386 $0.982867 $0.784986 $0.624586 $0.999049 $1.000000	$1.722860 $1.569044 $1.505448 $1.033238 $0.910386 $0.982867 $0.784986 $0.624586 $0.999049	79,327.480 81,351.822 64,524.335 16,210.109 15,699.562 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.530230 $1.405619 $1.211587 $1.094204 $1.070422 $0.877014 $0.706832 $1.064092 $1.000000	$1.506665 $1.530230 $1.405619 $1.211587 $1.094204 $1.070422 $0.877014 $0.706832 $1.064092	579,828.542 517,049.982 351,053.196 347,198.824 363,768.465 287,529.648 162,274.323 48,783.781 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.075969 $1.012797 $0.919103 $0.923880 $0.970792 $1.020671 $0.998162	$1.033083 $1.075969 $1.012797 $0.919103 $0.923880 $0.970792 $1.020671	267,939.314 255,949.367 223,121.468 39,934.297 67,561.636 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.026253 $0.958074 $0.899120 $0.898985 $0.986000 $1.022422 $0.997269	$0.990093 $1.026253 $0.958074 $0.899120 $0.898985 $0.986000 $1.022422	9,582.416 10,167.426 10,932.867 82,561.624 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.041082 $0.993201 $0.863059 $0.870065 $0.999152 $1.021338 $0.996400	$0.990242 $1.041082 $0.993201 $0.863059 $0.870065 $0.999152 $1.021338	169,671.177 177,102.576 28,176.836 18,813.451 10,822.335 12,362.650 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.292202 $1.257046 $1.312176 $1.241078 $1.188921 $1.128488 $0.989548 $1.036294 $1.000000	$1.279692 $1.292202 $1.257046 $1.312176 $1.241078 $1.188921 $1.128488 $0.989548 $1.036294	1,517,290.266 1,741,481.453 1,941,518.743 1,675,755.707 1,171,393.971 858,516.537 136,000.820 36,277.618 4,286.098
TA PineBridge Inflation Opportunities- Service Class Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.013587 $0.995180 $1.116750 $1.066426 $1.000000	$0.969976 $1.013587 $0.995180 $1.116750 $1.066426	322,098.069 344,279.897 344,322.709 180,425.697 54,348.680
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345 $1.000000	$0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345	3,954,081.984 1,749,768.889 1,460,887.986 2,533,044.158 2,818,090.271 115,119.824 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class(10) Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.110358 $1.087784 $1.031189 $0.980272 $1.000000	$1.068120 $1.110358 $1.087784 $1.031189 $0.980272	465,646.894 486,421.065 518,383.793 532,024.856 224,776.580
TA QS Investors Active Asset Allocation - Moderate - Service Class(12) Subaccount Inception Date may 2, 2011	2015 2014 2013 2012 2011	$1.145176 $1.121783 $1.024706 $0.960465 $1.000000	$1.079998 $1.145176 $1.121783 $1.024706 $0.960465	796,881.119 845,853.023 691,008.852 546,462.436 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(13) Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.173747 $1.154131 $1.005469 $0.919864 $1.000000	$1.080833 $1.173747 $1.154131 $1.005469 $0.919864	1,156,359.289 1,152,855.502 918,974.475 817,683.879 246,755.239
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.808991 $1.749794 $1.305548 $1.142030 $1.193232 $0.931271 $0.661472 $1.000000	$1.733541 $1.808991 $1.749794 $1.305548 $1.142030 $1.193232 $0.931271 $0.661472	86,383.737 97,034.518 104,202.241 95,845.696 88,336.382 57,921.841 19,788.410 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.926044 $1.840047 $1.299696 $1.143116 $1.142929 $0.865334 $0.634930 $1.013423 $1.000000	$1.938469 $1.926044 $1.840047 $1.299696 $1.143116 $1.142929 $0.865334 $0.634930 $1.013423	96,593.370 98,068.286 105,559.122 80,679.326 53,851.485 20,726.379 7,466.810 970.707 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.536807 $1.421315 $1.086242 $0.943821 $0.982860 $0.839207 $0.587099 $1.031122 $1.000000	$1.486293 $1.536807 $1.421315 $1.086242 $0.943821 $0.982860 $0.839207 $0.587099 $1.031122	23,626.423 24,735.580 24,661.740 21,584.870 16,218.921 13,667.274 14,241.288 7,973.428 0.000
TA TS&W International Equity - Service Class Subaccount Inception ate September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.936453 $1.004553 $0.821808 $0.716436 $0.851147 $0.798422 $0.644829 $1.073847 $1.000000	$0.932194 $0.936453 $1.004553 $0.821808 $0.716436 $0.851147 $0.798422 $0.644829 $1.073847	10,454.661 11,072.211 5,026.012 3,183.520 3,206.936 3,466.049 1,759.311 1,896.279 3,053.439
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.279288 $1.171553 $0.899949 $0.809411 $0.855125 $0.738798 $0.581764 $1.097130 $1.000000	$1.343701 $1.279288 $1.171553 $0.899949 $0.809411 $0.855125 $0.738798 $0.581764 $1.097130	32,519.254 60,422.907 80,554.669 68,239.294 11,936.565 4,319.911 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273 $1.000000	$1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273	439,610.668 453,154.943 326,912.187 241,499.015 231,301.437 161,581.225 41,217.246 0.000
AB Growth and Income Portfolio – Class B Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.368315 $1.268275 $0.954551 $0.824790 $0.787677 $0.707381 $0.595423 $1.017109 $1.000000	$1.370024 $1.368315 $1.268275 $0.954551 $0.824790 $0.787677 $0.707381 $0.595423 $1.017109	819,210.315 846,178.678 494,259.056 397,833.819 84,802.236 37,603.038 18,875.057 9,283.846 5,730.485
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.556059 $1.384655 $1.023843 $0.888764 $0.935397 $0.862730 $0.637431 $1.073048 $1.000000	$1.702829 $1.556059 $1.384655 $1.023843 $0.888764 $0.935397 $0.862730 $0.637431 $1.073048	15,251.949 16,222.407 16,424.176 16,622.913 16,839.575 11,373.739 1,387.122 1,432.214 0.000
American Funds - Asset Allocation FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398 $0.989787	$1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398	8,274,629.782 8,698,813.888 5,127,682.060 4,249,037.589 4,075,722.809 2,237,059.425 16,227.510
American Funds - Bond FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105 $1.000908	$1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105	843,467.975 889,779.982 816,898.016 888,057.689 376,837.164 167,541.078 11,828.232
American Funds - Growth FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254 $0.986490	$1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254	629,667.590 408,153.331 386,880.615 287,051.204 215,106.678 123,506.687 0.000
American Funds - Growth-Income FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648 $0.986811	$1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648	897,672.081 640,811.658 496,983.906 409,494.805 155,040.012 132,466.085 3,161.077
American Funds - International FundSM - Class 2(3) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758 $0.982921	$1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758	573,697.570 573,538.656 257,260.815 133,755.702 72,023.828 49,629.575 12,147.528

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Catalyst Dividend Capture VA Fund(4) Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.414277 $1.300527 $1.098200 $0.998101 $0.944278 $0.830901 $0.672801 $0.947728 $1.000000	$1.353451 $1.414277 $1.300527 $1.098200 $0.998101 $0.944278 $0.830901 $0.672801 $0.947728	1,315,801.013 1,668,817.873 2,492,488.885 2,143,818.345 1,174,296.734 357,561.070 134,308.720 23,000.694 15,889.922
Catalyst Insider Buying VA Fund(5) Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.462751 $1.512993 $1.161803 $0.959812 $0.981202 $0.766873 $0.584308 $1.007181 $1.000000	$1.340486 $1.462751 $1.512993 $1.161803 $0.959812 $0.981202 $0.766873 $0.584308 $1.007181	1,374,096.392 1,834,186.993 2,279,197.859 2,182,584.622 1,670,610.565 1,272,412.700 536,976.055 182,187.035 32,476.861
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486 $1.000000	$1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486	2,490,284.098 2,371,556.589 1,099,627.999 885,455.790 734,133.041 459,036.135 151,843.347 76,666.687
Fidelity VIP Contrafund® Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.464873 $1.329025 $1.028077 $0.896770 $0.934416 $0.809531 $0.605338 $1.070062 $1.000000	$1.452085 $1.464873 $1.329025 $1.028077 $0.896770 $0.934416 $0.809531 $0.605338 $1.070062	3,608,002.662 2,192,311.584 1,558,030.708 1,320,867.899 918,881.915 643,419.289 358,038.999 143,106.676 58,108.002
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.246415 $1.163919 $0.922373 $0.798279 $0.803373 $0.708169 $0.552328 $0.978432 $1.000000	$1.178257 $1.246415 $1.163919 $0.922373 $0.798279 $0.803373 $0.708169 $0.552328 $0.978432	74,048.779 79,184.557 160,011.081 215,835.870 266,582.580 285,615.592 98,591.301 45,383.595 15,892.199
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.435361 $1.309777 $0.975578 $0.863899 $0.875390 $0.715925 $0.566747 $1.089644 $1.000000	$1.514774 $1.435361 $1.309777 $0.975578 $0.863899 $0.875390 $0.715925 $0.566747 $1.089644	86,420.483 91,825.370 117,926.134 120,175.565 122,774.131 107,589.902 55,762.886 1,596.723 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.511973 $1.444497 $1.076963 $0.952345 $1.082144 $0.852606 $0.618013 $1.036668 $1.000000	$1.468253 $1.511973 $1.444497 $1.076963 $0.952345 $1.082144 $0.852606 $0.618013 $1.036668	836,990.537 790,573.811 1,074,921.668 938,947.235 688,055.815 546,118.821 344,755.172 173,127.629 1,258.524
Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.397500 $1.329110 $1.034214 $0.824564 $0.918254 $0.736273 $0.474597 $0.986977 $1.000000	$1.335544 $1.397500 $1.329110 $1.034214 $0.824564 $0.918254 $0.736273 $0.474597 $0.986977	439,589.470 470,852.550 231,177.999 204,253.124 50,839.723 9,114.792 17,072.046 9,873.670 5,873.576
Franklin Founding Funds Allocation VIP Fund - Class 4(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582 $1.000000	$1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582	1,855,328.664 1,952,280.176 2,034,813.150 2,171,779.355 2,183,123.232 1,313,977.890 354,008.601 5,522.747
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.352199 $1.309342 $1.164070 $1.046832 $1.035719 $0.931177 $0.695653 $1.001835 $1.000000	$1.240678 $1.352199 $1.309342 $1.164070 $1.046832 $1.035719 $0.931177 $0.695653 $1.001835	388,087.623 392,263.960 548,003.591 685,369.259 443,618.495 302,260.044 160,409.283 56,666.182 38,333.200
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.264588 $1.195852 $0.944479 $0.837525 $0.857321 $0.781025 $0.627673 $1.011066 $1.000000	$1.186736 $1.264588 $1.195852 $0.944479 $0.837525 $0.857321 $0.781025 $0.627673 $1.011066	75,493.714 84,715.490 100,168.754 135,134.795 148,336.168 122,341.446 36,267.928 64,099.192 17,712.514
GE Investments Total Return Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036 $0.988819	$1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036	328,867.703 350,030.374 181,161.393 172,688.117 173,261.126 69,157.730 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2015 2014 2013 2012	$1.421529 $1.331264 $0.964665 $1.000000	$1.469940 $1.421529 $1.331264 $0.964665	54,906.066 56,849.553 58,260.767 74,825.432

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Value Opportunities Fund – Series II Shares Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.113414 $1.060183 $0.805842 $0.693871 $0.727586 $0.689183 $0.472547 $0.995338 $1.000000	$0.982004 $1.113414 $1.060183 $0.805842 $0.693871 $0.727586 $0.689183 $0.472547 $0.995338	142,831.241 165,259.296 181,131.498 188,318.906 199,357.750 164,818.115 105,562.861 34,245.702 5,607.646
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.717192 $1.549787 $1.188992 $1.029618 $1.060494 $0.855860 $0.600224 $1.083083 $1.000000	$1.759016 $1.717192 $1.549787 $1.188992 $1.029618 $1.060494 $0.855860 $0.600224 $1.083083	0.000 0.000 0.000 12,886.320 14,610.734 14,964.476 16,070.843 0.000 0.000
Janus Aspen – Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.138522 $1.076041 $0.851072 $0.719325 $0.847169 $0.742880 $0.547674 $1.005257 $1.000000	$1.095439 $1.138522 $1.076041 $0.851072 $0.719325 $0.847169 $0.742880 $0.547674 $1.005257	32,504.567 33,316.296 36,744.520 55,713.067 60,881.553 59,799.046 31,875.087 13,730.746 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.687684 $1.848139 $1.325715 $1.110886 $1.257234 $0.936854 $0.582503 $0.975698 $1.000000	$1.630270 $1.687684 $1.848139 $1.325715 $1.110886 $1.257234 $0.936854 $0.582503 $0.975698	26,638.142 27,196.901 35,691.664 38,623.606 39,187.780 24,995.217 17,467.911 11,256.835 5,663.822
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.337971 $1.252231 $1.068323 $0.975608 $0.972846 $0.898898 $0.773489 $1.008747 $1.000000	$1.313147 $1.337971 $1.252231 $1.068323 $0.975608 $0.972846 $0.898898 $0.773489 $1.008747	139,036.976 167,631.192 184,715.629 202,241.645 297,634.485 289,059.371 194,303.105 36,812.059 12,056.215
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.024688 $1.168032 $0.962188 $0.824439 $0.934530 $0.873260 $0.645504 $1.096786 $1.000000	$0.945851 $1.024688 $1.168032 $0.962188 $0.824439 $0.934530 $0.873260 $0.645504 $1.096786	83,086.129 69,534.740 117,827.554 121,914.438 92,740.228 102,206.601 49,762.474 38,397.891 29,320.462

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.084871 $1.043104 $0.988576 $0.946635 $0.943214 $0.875365 $0.676050 $1.087071 $1.000000	$1.066461 $1.084871 $1.043104 $0.988576 $0.946635 $0.943214 $0.875365 $0.676050 $1.087071	3,226,456.306 3,484,056.734 3,733,042.543 3,844,924.434 3,657,678.041 752,917.972 22,484.590 22,162.079 14,598.650
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.525507 $1.491563 $1.421043 $1.229378 $1.191277 $1.075846 $0.742100 $1.008610 $1.000000	$1.441174 $1.525507 $1.491563 $1.421043 $1.229378 $1.191277 $1.075846 $0.742100 $1.008610	237,751.297 246,070.637 358,223.954 348,665.531 198,511.975 194,067.464 43,174.866 7,295.038 0.000
TA Aegon Government Money Market - Service Class(6) Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.942781 $0.954978 $0.967366 $0.979914 $0.992617 $1.005428 $1.018414 $1.009855 $1.000000	$0.930730 $0.942781 $0.954978 $0.967366 $0.979914 $0.992617 $1.005428 $1.018414 $1.009855	6,203,330.398 6,684,489.018 763,787.000 1,333,093.742 1,076,626.987 1,002,475.403 742,834.929 85,232.219 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.239195 $1.202150 $1.248834 $1.206459 $1.139112 $1.107163 $1.076377 $1.015135 $1.000000	$1.221143 $1.239195 $1.202150 $1.248834 $1.206459 $1.139112 $1.107163 $1.076377 $1.015135	1,403,582.342 1,395,104.485 2,052,067.378 2,321,692.977 2,792,785.229 1,898,150.249 3,174,107.097 53,393.034 1,688.276
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.239195 $1.202150 $1.248834 $1.206459 $1.139112 $1.107163 $1.076377 $1.015135 $1.000000	$1.221143 $1.239195 $1.202150 $1.248834 $1.206459 $1.139112 $1.107163 $1.076377 $1.015135	735,997.773 134,980.819 88,282.789 452,862.428 1,503,381.828 481,412.351 609,795.772 691,758.316 62,595.459
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2015	$9.999646	$9.536912	16,011.027
TA Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.219008 $1.211250 $1.124738 $1.062954 $1.051947 $0.980267 $0.795023 $1.024708 $1.000000	$1.177561 $1.219008 $1.211250 $1.124738 $1.062954 $1.051947 $0.980267 $0.795023 $1.024708	4,867,577.246 5,459,402.300 5,788,066.143 5,848,663.816 4,719,977.818 4,316,339.716 3,004,713.401 378,336.780 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.153384 $1.140578 $0.914167 $0.824021 $0.885127 $0.782076 $0.611564 $1.028389 $1.000000	$1.114484 $1.153384 $1.140578 $0.914167 $0.824021 $0.885127 $0.782076 $0.611564 $1.028389	482,162.160 662,738.430 707,349,990 606,163.979 477,531.244 372,699.441 227,478.900 0.000 0.000
TA Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.227853 $1.212183 $1.084434 $1.006872 $1.016968 $0.935359 $0.750825 $1.030584 $1.000000	$1.182077 $1.227853 $1.212183 $1.084434 $1.006872 $1.016968 $0.935359 $0.750825 $1.030584	28,808,647.119 32,059,822.194 32,871,062.087 30,119,641.729 20,311,375.102 11,239,943.228 7,507,740.524 2,194,156.111 0.000
TA Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.193183 $1.179817 $1.003972 $0.921492 $0.955194 $0.860829 $0.681960 $1.029953 $1.000000	$1.148194 $1.193183 $1.179817 $1.003972 $0.921492 $0.955194 $0.860829 $0.681960 $1.029953	13,608,921.805 14,661,892.162 15,853,632.526 15,437,857.633 14,228,215.142 12,775,885.589 8,939,688.529 4,009,232.882 123,764.717
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.276739 $1.155427 $0.900849 $0.818712 $0.809443 $0.744398 $0.663136 $1.018844 $1.000000	$1.212056 $1.276739 $1.155427 $0.900849 $0.818712 $0.809443 $0.744398 $0.663136 $1.018844	1,530,110.358 1,619,023.884 2,428,477.625 2,336,117.552 1,862,125.411 1,664,705.243 915,067.668 443,673.228 15,347.834
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759 $1.000000	$1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759	5,791,121.978 6,637,491.027 7,803,344.728 8,455,860.736 8,291,227.814 5,502,054.595 990,580.454
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.911029 $9.998938	$9.448792 $9.911029	14,618.172 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.871102 $9.998938	$9.251716 $9.871102	12,644.587 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532 $1.000000	$1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532	7,748,172.085 8,626,055.694 8,942,321.667 8,971,195.522 7,512,173.544 4,835,279.160 1,140,849.543

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.108274 $0.990953 $0.967944 $0.784610 $0.845604 $0.742931 $0.565832 $0.996856 $1.000000	$1.084509 $1.108274 $0.990953 $0.967944 $0.784610 $0.845604 $0.742931 $0.565832 $0.996856	290,955.957 267,847.566 264,254.946 225,947.324 76,504.477 9,418.845 6,418.003 2,102.837 1,420.239
TA International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.997388 $1.018387 $0.917291 $0.826150 $0.905078 $0.831661 $0.651421 $1.036252 $1.000000	$0.966013 $0.997388 $1.018387 $0.917291 $0.826150 $0.905078 $0.831661 $0.651421 $1.036252	3,507,729.673 4,078,711.623 4,339,526.856 4,364,041.589 3,876,210.443 3,209,422.822 2,394,771.793 1,569,641.344 1,144.728
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069 $0.986580	$1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069	1,730,227.975 1,633,649.834 594,534.775 501,278.208 84,867.156 35,417.552 0.000
TA Janus Mid-Cap Growth - Service Class(11) Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.598953 $1.623981 $1.184984 $1.103623 $1.201029 $0.910790 $0.576211 $1.089850 $1.000000	$1.495360 $1.598953 $1.623981 $1.184984 $1.103623 $1.201029 $0.910790 $0.576211 $1.089850	112,530.172 137,207.963 97,962.469 68,244.011 66,744.953 56,134.013 42,925.556 14,593.665 0.000
TA Jennison Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.655547 $1.527538 $1.127018 $0.989296 $1.009927 $0.913651 $0.657859 $1.059675 $1.000000	$1.815899 $1.655547 $1.527538 $1.127018 $0.989296 $1.009927 $0.913651 $0.657859 $1.059675	154,417.614 224,217.948 246,010.586 256,881.057 272,861.830 295,977.826 4,327.978 398.664 0.000
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.083475 $1.044282 $1.080866 $1.045293 $0.000000	$1.073151 $1.083475 $1.044282 $1.080866 $1.045293	837,956.346 948,056.954 520,086.778 412,407.450 125,984.160
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.495846 $1.329564 $1.019300 $0.889460 $0.896749 $0.790923 $0.619575 $1.004587 $1.000000	$1.471414 $1.495846 $1.329564 $1.019300 $0.889460 $0.896749 $0.790923 $0.619575 $1.004587	341,954.558 325,719.102 24,152.842 10,973.751 7,796.129 8,380.008 8,454.308 8,012.972 3,989.433

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886 $0.985164	$2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886	295,028.148 339,353.058 47,679.624 33,654.183 27,422.172 36,649.277 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.152670 $1.098662 $1.057019 $0.996413 $0.000000	$1.133311 $1.152670 $1.098662 $1.057019 $0.996413	5,928,287.999 6,365,199.250 6,487,597.020 5,327,251.460 1,474,087.865
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.168109 $1.090765 $1.010238 $1.000000	$1.129178 $1.168109 $1.090765 $1.010238	1,018,727.256 898,964.173 961,500.935 552,364.598
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.225180 $1.147282 $1.005291 $1.000000	$1.173783 $1.225180 $1.147282 $1.005291	634,691.279 458,011.025 223,059.004 48,621.322
TA Managed Risk - Balanced ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886 $1.000000	$1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886	10,488,960.824 11,031,370.886 7,853,408.361 6,548,149.667 3,521,187.751 1,886,930.181 803,310.790 46,473.475
TA Managed Risk - Conservative ETF - Service Class(8) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480 $0.999965	$1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480	714,455.686 786,975.000 795,457.364 771,274.508 555,871.401 1,254,062.356 0.000
TA Managed Risk - Growth ETF - Service Class(9) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717 $1.000000	$1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717	6,320,505.644 6,876,982.017 4,544,808.404 3,781,405.598 2,718,926.523 1,992,651.927 892,503.698 147,651.063
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2015 2014 2013 2012	$1.191751 $1.117353 $0.990317 $1.000000	$1.138325 $1.191751 $1.117353 $0.990317	417,628.889 440,715.682 282,796.954 58,484.680
TA MFS International Equity - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.088497 $1.165718 $1.002713 $0.833503 $0.940409 $0.863623 $0.661579 $1.039758 $1.000000	$1.071924 $1.088497 $1.165718 $1.002713 $0.833503 $0.940409 $0.863623 $0.661579 $1.039758	572,797.418 489,255.237 64,369.325 33,683.998 28,924.377 27,755.696 28,285.684 10,030.831 6,428.241

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.591853 $1.524336 $1.044139 $0.918179 $0.989324 $0.788587 $0.626208 $0.999655 $1.000000	$1.751362 $1.591853 $1.524336 $1.044139 $0.918179 $0.989324 $0.788587 $0.626208 $0.999655	73,050.522 117,403.477 49,185.922 5,552.433 2,516.941 2,802.927 3,289.004 3,870.336 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.552445 $1.423221 $1.224345 $1.103543 $1.077443 $0.881024 $0.708665 $1.064735 $1.000000	$1.531551 $1.552445 $1.423221 $1.224345 $1.103543 $1.077443 $0.881024 $0.708665 $1.064735	1,180,972.354 1,199,312.569 957,378.199 900,723.411 796,847.302 503,434.319 299,283.714 17,358.010 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908 $0.998168	$1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908	665,234.868 612,333.423 488,214.343 155,526.559 15,897.434 3,665.881 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659 $0.997274	$1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659	202,149.175 288,462.719 297,516.460 230,429.022 107,769.911 26,556.163 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578 $0.996406	$1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578	590,802.976 520,691.641 236,431.582 43,112.625 2,954.219 3,614.102 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.310973 $1.272784 $1.325998 $1.125166 $1.196708 $1.133644 $0.992107 $1.036915 $1.000000	$1.300847 $1.310973 $1.272784 $1.325998 $1.251666 $1.196708 $1.133644 $0.992107 $1.036915	7,295,631.715 7,999,634.908 8,790,016.877 8,269,925.157 5,190,091.585 2,825,039.568 899,504.139 260,885.801 38,157.413
TA PineBridge Inflation Opportunities- Service Class Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.020959 $1.000432 $1.120422 $1.067818 $0.000000	$0.978956 $1.020959 $1.000432 $1.120422 $1.067818	1,609,863.386 1,733,120.420 1,956,721.320 1,755,033.076 547,291.799
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085 $1.000000	$0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085	2,688,995.933 1,863,153.172 728,476.123 5,114,352.228 4,199,142.369 228,373.920 40,860.882

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class(10) Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.118419 $1.093530 $1.034599 $0.981563 $0.000000	$1.077997 $1.118419 $1.093530 $1.034599 $0.981563	1,199,360.139 1,285,846.084 1,358,078.077 1,357,690.120 1,009,189.803
TA QS Investors Active Asset Allocation - Moderate - Service Class(12) Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.153485 $1.127698 $1.028090 $0.961731 $0.000000	$1.089976 $1.153485 $1.127698 $1.028090 $0.961731	4,350,742.486 4,541,601.856 4,223,863.608 3,237,581.545 98,516.525
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(13) Subaccount Inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.182270 $1.160229 $1.008787 $0.921070 $0.000000	$1.090831 $1.182270 $1.160229 $1.008787 $0.921070	3,126,914.082 3,792,573.371 1,310,384.417 1,119,475.920 727,411.082
TA Systematic Small Mid Cap Value - Service Class Subaccount Inception Date January 22, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838 $0.662697 $1.000000	$1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838 $0.662697	487,087.578 547,797.676 186,756.674 192,895.704 162,685.466 69,076.446 52,331.003 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.953995 $1.863066 $1.313364 $1.152851 $1.150400 $0.869276 $0.636581 $1.014038 $1.000000	$1.970487 $1.953995 $1.863066 $1.313364 $1.152851 $1.150400 $0.869276 $0.636581 $1.014038	773,222.556 801,506.580 239,172.784 227,870.004 137,982.070 100,387.124 103,170.210 3,565.035 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.559132 $1.439135 $1.097699 $0.951886 $0.989305 $0.843048 $0.588619 $1.031747 $1.000000	$1.510867 $1.559132 $1.439135 $1.097699 $0.951886 $0.989305 $0.843048 $0.588619 $1.031747	48,107.777 50,588.684 49,744.808 51,601.279 67,506.996 51,373.267 45,313.108 1,054.351 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$0.950080 $1.017159 $0.830474 $0.722561 $0.856735 $0.802074 $0.646499 $1.074497 $1.000000	$0.947634 $0.950080 $1.017159 $0.830474 $0.722561 $0.856735 $0.802074 $0.646499 $1.074497	508,202.924 528,456.628 132,217.741 108,345.822 81,846.804 109,240.990 88,264.204 67,733.672 215.725

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.297867 $1.186225 $0.909413 $0.816299 $0.860711 $0.742164 $0.583271 $1.097797 $1.000000	$1.365908 $1.297867 $1.186225 $0.909413 $0.816299 $0.860711 $0.742164 $0.583271 $1.097797	248,175.793 324,704.497 267,541.795 198,245.832 213,839.733 90,107.334 817.209 809,798 0.000
(1)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective on or about February 12, 2016, Huntington VA Dividend Capture Fund was renamed Catalyst Dividend Capture VA Fund.
(5)	Effective on or about February 12, 2016, Huntington VA Situs Fund was renamed Catalyst Insider Buying VA Fund.
(6)	Effective May 1, 2016, TA Aegon Money Market was renamed TA Aegon Government Money Market.
(7)	Formerly known as TA Vanguard ETF - Balanced.
(8)	Formerly known as TA Vanguard ETF - Conservative.
(9)	Formerly known as TA Vanguard ETF – Growth.
(10)	Formerly known as TA Aegon Tactical Vanguard ETF – Conservative.
(11)	Effective May 1, 2016, TA Morgan Stanley Mid Cap Growth was renamed Janus Mid-Cap Growth.
(12)	Formerly known as TA Aegon Tactical Vanguard ETF – Balanced.
(13)	Formerly known as TA Aegon Tactical Vanguard ETF – Growth.
The TA BlackRock Equity Smart Beta 100, TA BlackRock Smart Beta 50 and TA BlackRock Smart Beta 75 had not commenced operation as of December 31, 2015, therefore, comparable data is not available.

APPENDIX
Prior Withdrawal and Growth Percentages
The table below identifies the prior percentages for the Retirement Income Max® Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to December 12, 2011	0-58 59-64 65-74 ≥75	0.00% 4.50% 5.50% 6.50%	0.00% 4.10% 5.10% 6.10%
December 12, 2011 to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to June 30, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to June 30, 2016	5.50%

MEMBERS® LANDMARKSM VARIABLE ANNUITY
Issued Through
SEPARATE ACCOUNT VA B
By
TRANSAMERICA LIFE INSURANCE COMPANY
This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.
The policy is no longer available for purchase by new policyowners.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.
If you would like more information about the MEMBERS® LandmarkSM Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2016. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Prospectus Date: May 1, 2016
Statement of Additional Information Date: May 1, 2016

The subaccounts available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class
TA Aegon Government Money Market - Service Class	Transamerica Aegon Government Money Market VP – Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class
TA BlackRock Equity Smart Beta 100	Transamerica BlackRock Equity Smart Beta 100 VP
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class
TA BlackRock Smart Beta 50	Transamerica BlackRock Smart Beta 50 VP
TA BlackRock Smart Beta 75	Transamerica BlackRock Smart Beta 75 VP
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP – Service Class
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class
TA Madison Balanced Allocation - Service Class	Transamerica Madison Balanced Allocation VP - Service Class
TA Madison Conservative Allocation - Service Class	Transamerica Madison Conservative Allocation VP - Service Class
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class

TABLE OF CONTENTS continued
v

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).
annuity commencement date—The date upon which annuity payments are to commence.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR— The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.
fixed account—One or more investment options under the policy that are part of the Company's general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
1

valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions or any other means acceptable to the Company. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.
2

SUMMARY
The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.
THE ANNUITY POLICY
The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.
This policy currently offers subaccounts that are listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.
The fixed account offers an interest rate that the Company guarantees.
The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.
PURCHASE
The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.
INVESTMENT CHOICES
You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.
You can also allocate your premium payments to the fixed account.
We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.
EXPENSES
Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus.
No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.
We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.
Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.
3

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount's value) that depends on the death benefit option that you select, as follows:
•	1.30% if you choose the Return of Premium Death Benefit
•	1.50% if you choose the Annual Step-Up Death Benefit
During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.
Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.
If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.
We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount's value) as follows:
•	0.30% if you choose the American Funds - Asset Allocation FundSM - Class 2
•	0.30% if you choose the American Funds - Bond FundSM - Class 2
•	0.30% if you choose the American Funds - Growth FundSM - Class 2
•	0.30% if you choose the American Funds - Growth-Income FundSM - Class 2
•	0.20% if you choose the AB Balanced Wealth Strategy Portfolio - Class B
•	0.20% if you choose the GE Investments Total Return Fund - Class 3
If you elect the Additional Death Distribution (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.
If you elect the Additional Death Distribution+ (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.
If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.
If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 1.25% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.
If you elect the Retirement Income Max® Rider, there is an annual rider fee of 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase.
If you elect the Retirement Income Choice® 1.6 Rider, there is a rider fee during the accumulation phase of 0.70% to 1.45% (on an annual basis) of the withdrawal base (0.70% to 1.55% for riders issued prior to May 1, 2014), which is charged quarterly, depending on what designated investment options you choose. There are additional optional rider benefits that each have an annual fee charged quarterly during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.
The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.
ACCESS TO YOUR MONEY
You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).
You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to surrender charges and/or excess interest adjustments. You may have to pay income tax and a tax penalty on any money you take out.
If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.
Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.
Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.
4

Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
ANNUITY PAYMENTS (THE INCOME PHASE)
The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each variable annuity payment.
DEATH BENEFIT
If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.
Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.
When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:
•	Annual Step-Up Death Benefit
Charges are lower if you do not choose an optional guaranteed minimum death benefit.
After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.
The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.
TAXES
Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.
ADDITIONAL FEATURES
This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.
These features include, but are not limited to, the following:
•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
•	You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.
•	You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution+” (“ADD+”). There is an extra charge for these riders.
•	Under certain medically related circumstances, you may surrender all or a portion of the policy value without any surrender charge or excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”
5

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any surrender charges or excess interest adjustments. This feature is called the “Unemployment Waiver.”
•	You may generally make transfers and/or change the allocation of additional premium payments by telephone or other electronic means acceptable to the Company. We may restrict or eliminate this feature.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”
•	You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Max® Rider.” If you elect the Retirement Income Max® Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Appendix - Designated Investment Options”.) The designated investment options differ from the designated investment options for the other guaranteed lifetime withdrawal benefits. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice® 1.6 Rider.” If you elect the Retirement Income Choice® 1.6 Rider, you must allocate 100% of your policy value in certain designated investment choices. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
OTHER INFORMATION
Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.
No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for transfer and inheritance tax purposes.
Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.
There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.
State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.
Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2015) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.
6

INQUIRIES
If you need more information or want to make a transaction, please contact us at:
Transamerica Life Insurance Company
Administrative Office
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001
(800) 525-6205
You may check your policy at www.transamerica.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.
You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.
7

Annuity Policy FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See EXPENSES.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment options. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	8%
Transfer Fee	$0-$10
Special Service Fee	$0-$25
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge	$0-$35 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Annual Step-Up Death Benefit	0.20%
Liquidity Rider	0.50%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%
Optional Death Benefit Riders: (You may only elect one of the optional riders listed below)
Additional Death Distribution (annual charge based on policy value)	0.25%
Additional Death Distribution+ (annual charge based on policy value)	0.55%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® Rider (annual charge - a % of withdrawal base): (for riders issued on or after December 12, 2011)
Base Benefit	2.00%	1.25%
Retirement Income Max® Rider (annual charge - a % of withdrawal base): (for riders issued before December 12, 2011)
Base Benefit	1.75%	1.00%
Retirement Income Choice® 1.6 Rider (annual charge - a % of withdrawal base): (for riders issued on or after May 1, 2014)
Base Benefit Designated Allocation Group A	2.20%	1.45%
8

	Maximum	Current
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.05%	2.30%
Retirement Income Choice® 1.6 Rider (annual charge - a % of withdrawal base): (for riders issued before May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%	2.40%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available:
Retirement Income Choice® 1.4 Rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.4 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	3.15%	2.40%
Retirement Income Choice® 1.2 Rider (annual charge - a % of withdrawal base):
Base Benefit Open Allocation Option	2.30%	1.55%
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.2 Rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%	2.40%
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The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2015 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):
Lowest Gross	0.54%
Highest Gross	1.44%
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2015, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider, and Retirement Income Choice® 1.6 Rider – Joint Life with additional Death Benefit and Income EnhancementSM options (prior to May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):
1 Year	$1,338
3 Years	$2,510
5 Years	$3,627
10 Years	$6,578
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):
1 Year	$ 618
3 Years	$1,880
5 Years	$3,177
10 Years	$6,578
If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):
1 Year	$1,387
3 Years	$2,648
5 Years	$3,347
10 Years	$6,709
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):
1 Year	$ 667
3 Years	$2,018
5 Years	$3,347
10 Years	$6,709
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2015, and the base policy with the combination of available optional features or riders with the highest fees and
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expenses, including the highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider and Retirement Income Choice® 1.6 Rider - Joint Life with additional Death Benefit and Income EnhancementSM options (on or after May 1, 2014). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Examples:
If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):
1 Year	$1,329
3 Years	$2,480
5 Years	$3,576
10 Years	$6,472
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):
1 Year	$ 609
3 Years	$1,850
5 Years	$3,126
10 Years	$6,472
If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):
1 Year	$1,377
3 Years	$2,618
5 Years	$3,297
10 Years	$6,604
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):
1 Year	$ 657
3 Years	$1,988
5 Years	$3,297
10 Years	$6,604
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See EXPENSES.
Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.
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Special Service Fees: We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Annual Service Charge:
Annual Service Charge: The annual service charge is assessed per policy on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.
Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (0.20%) and the GE Investments Total Return Fund - Class 3 (0.20%).
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
Optional Death Benefit Riders:
Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.
Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value. After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.
Maximum Total Retirement Income Max® Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Retirement Income Choice® 1.6 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
Retirement Income Choice® 1.6 Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income Choice® 1.6 Rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
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Maximum Total Retirement Income Choice® 1.6 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Current Total Retirement Income Choice® 1.6 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Riders - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Riders - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income Choice® 1.4 or Retirement Income Choice® 1.2 Riders with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Current Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Total Portfolio Annual Operating Expenses:
Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
Expense Examples:
Expense Examples: The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.
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THE ANNUITY POLICY
This prospectus describes the MEMBERS® LandmarkSM Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges.
An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of $50 or more until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.
The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
The Company will not issue a policy unless:
•	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	the Company receives in good order (at our Administrative Office) a minimum initial premium payment; and
•	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application or premium payment.
Premium Payments
You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
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Initial Premium Requirements
The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium payment must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you or your financial intermediary, if applicable, within five business days and explain why. We will also return your initial premium payment at that time unless you instruct us to hold it and credit it within two business days after your information is both complete and in good order.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.
There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.
Additional Premium Payments
You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50 . We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.
Maximum Total Premium Payments
For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments
When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program, (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not business days.
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INVESTMENT OPTIONS
The MEMBERS® LandmarkSM Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, volatility, hedgeability, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity product in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
16

Not all subaccounts may be available for all policies.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investment options. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio, or other investment vehicle. We may also close or liquidate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed or liquidated, we will notify you and request a reallocation of the amounts invested in the closed or liquidated subaccount. If we do not receive additional instructions, any subsequent premium payments or transfers (including dollar cost averaging transactions or asset rebalance programs transactions) into a closed or liquidated subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment options you have purchased accumulation units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
Static Allocation Models
A Static Allocation Model is an allocation strategy comprised of two or more underlying fund portfolios that together provide a unique allocation mix not available as a single underlying fund portfolio. Policy owners that elect a Static Allocation Model directly own subaccount units of the underlying fund portfolios that comprise a particular model. In other words, a Static Allocation Model is not a group of underlying fund portfolios with one accumulation/annuity unit value, but rather, direct investment in a certain allocation of subaccounts. There is no additional charge associated with investing in a Static Allocation Model.
Each of the Static Allocation Models is just that: static. The allocations or “split” between one or more subaccounts is not monitored and adjusted to reflect changing market conditions. However, a policy owner's investment in a Static Allocation Model will be rebalanced annually to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.
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Only one Static Allocation Model may be elected at any one time. Additionally, the entire policy value must be allocated to the elected model.
You may request to transfer from one model to another, or transfer from a model to any other investment option. Each transfer into or out of a Static Allocation Model is considered one transfer.
The Fixed Account
Premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amount applied to an annuity payment option from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.
If you select the fixed account, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations.
Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.)
In general, each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
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The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
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In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method or Open Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method or Open Allocation Method may have to change their selected underlying fund portfolios.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
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Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you are eligible to elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with these riders. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
Note: The following section on expenses and the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES only apply to policies issued on or after the date of this prospectus.
There are charges and expenses associated with your policy that reduce the return on your investment in the policy.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.
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You can surrender up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:
Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
more than 7	0%
For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)].
Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.
Surrender charges and excess interest adjustments are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
Keep in mind that surrenders may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.
Liquidity Rider Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:
Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 4	0%
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Life with Emergency CashSM Surrender Charge
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:
Number of Years Since Annuity Commencement Date	Surrender Charge (as a % of premium surrendered)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%
We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.
Note carefully the following three things about this surrender charge:
•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;
•	this surrender charge is a percentage of the premium; and
•	under this payment option, there is no surrender charge free amount.
Liquidity Rider
If you elect the Liquidity Rider, then there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first four policy years.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. (However, please note that a death benefit will not be reduced if the excess interest adjustment results in a decrease in the cash value available to you.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
During the accumulation phase:
•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%.
•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.35%.
During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
Premium Taxes
Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
•	you begin receiving annuity payments;
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•	you surrender the policy; or
•	a death benefit is paid.
State premium taxes currently range from 0% to 3.50%, depending on the state.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.
Service Charge
During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.
Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Initial Payment Guarantee
If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:
•	0.30% if you choose the American Funds - Asset Allocation FundSM - Class 2
•	0.30% if you choose the American Funds - Bond FundSM - Class 2
•	0.30% if you choose the American Funds - Growth FundSM - Class 2
•	0.30% if you choose the American Funds - Growth-Income FundSM - Class 2
•	0.20% if you choose the AB Balanced Wealth Strategy Portfolio - Class B
•	0.20% if you choose the GE Investments Total Return Fund - Class 3
Additional Death Distribution
If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.
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Additional Death Distribution+
If you elect the Additional Death Distribution+, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.
Living Benefits Rider
If you elect the Living Benefits Rider, there is an annual rider fee of 1.25% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted even if your policy value exceeds your total withdrawal base.
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Retirement Income Max® Rider Fees
If you elect the Retirement Income Max® rider, there is an annual rider fee which is currently 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.
Retirement Income Choice® 1.6 Rider Fees
If you elect the Retirement Income Choice® 1.6 rider, then the rider fee, which is charged quarterly before annuitization, is 1.45%, 1.10% and 0.70% (on an annual basis) of the withdrawal base (1.55%, 1.10% and 0.70% for riders issued prior to May 1, 2014) for allocating 100% of your policy value in Designated Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income Choice® 1.6 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:
Options	Single Life Option	Joint Life Option
Death Benefit	0.40%	0.35%
Income EnhancementSM Benefit	0.30%	0.50%
We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee percentage may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.
Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in
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connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.35% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:
Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.40%
GE INVESTMENTS FUNDS, INC.	0.45%
NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2015 we received $217,303,279.34 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity ® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates.
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These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and subadvisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2015, TCI and its affiliates received payments that totaled approximately $1,102,000. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon USA Investment Management • American Century Investment Management, Inc.• AQR Capital Management, LLC• Barrow, Hanley, Mewhinney & Strauss • Belle Haven Investments • BlackRock Investment Management, LLC • Capital Research and Management CompanySM • Fidelity Management & Research Company • Franklin Templeton Service, LLC • Janus Capital Management LLC • Jennison Associates LLC • JP Morgan Investment Management Inc. • Kayne Anderson Capital Advisors, LP • Logan Circle Investment Partners • MainStay Capital Management LLC • MFS Investment Management• Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Morningstar Advisers • Oppenheimer Funds, Inc. • Pacific Investment Management Company • PineBridge Investments LLC • Pioneer Investment Management, Inc. • QS Legg Mason Global Asset Allocation, LLC • Ridgeworth Investments • Rockefeller & Co. • RS Investments • Schroder Investment Management • Systematic Financial Management • The Vanguard Group, Inc. • Thompson Siegel & Walmsley, LLC • Torray, LLC • Wadell & Reed Companies • Wellington Management Company.
Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by making a surrender (either a full or partial surrender); or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender, you will receive your cash value.
If you want to take a partial surrender, in most cases it must be for at least $500 . Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your policy.
Surrenders may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
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During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.
If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfers
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
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The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%; and
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months.
*	=	multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	surrenders of cumulative interest credited;
•	Nursing Care and Terminal Condition Withdrawal Option surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	surrenders to satisfy any minimum distribution requirements; and
•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrenders over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that contract owner's account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
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ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The earliest annuity commencement date is at least 30 days after you purchase your policy. Unless required by state law, the latest annuity commencement date cannot be after the date specified in your policy unless a later date is agreed to by us.
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment.
If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
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•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value).
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the annuitant's lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit (unlike all other life annuitization options which are not surrenderable). The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the premium surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value (i.e., the amount that would be available for surrender according to the Life with Emergency CashSM benefit schedule) without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the premium surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.
Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
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However, IF:
•	you choose Life with Emergency CashSM; and
•	the annuitant dies (if both joint annuitants die) before age 101;
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain (subject to certain exceptions for qualified policies). If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit via partial withdrawals, or lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death.
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the sole beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All surrender charges will be waived.
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When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are not the annuitant; and
•	you die prior to the annuity commencement date.
Please note the new owner (unless it is the deceased owner's spouse) must generally surrender the policy within five years of your death.
Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of the guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
NOTE: If you elect the Life with Emergency CashSM and the annuitant dies before age 101, then a Life with Emergency CashSM death benefit equaling the amount available for surrender will be paid.
IF:
•	annuity payments are being made under the Life with Emergency CashSM; and
•	the annuitant dies before age 101 (or earlier, if a qualified policy);
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit
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on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit (discussed below), plus premium payments, less gross withdrawals, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization and there is a maximum annuity commencement date.
Guaranteed Minimum Death Benefit
The following generally applies, depending on the state of issue, to policies issued on or after the date of this prospectus.
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; less
•	any adjusted partial surrenders (please see “Appendix - Death Benefit”) as of the date of death.
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This benefit is not available if you or the annuitant is 86 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.
Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time.
Adjusted Partial Surrender
When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial surrender amount is: adjusted partial surrender = (amount of the gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
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The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements . The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) be used to provide payments to a designated beneficiary for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. The designated beneficiary must be an individual and payments must begin within one year of such owner’s death. However, if upon such owner's death the owner's surviving spouse is the sole beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
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In certain instances a designated beneficiary may be permitted to elect a “stretch” payment option as a means of disbursing death proceeds from a nonqualified annuity. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
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The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Partial Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Partial withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions made under the systematic payout option are treated for tax purposes as partial withdrawal, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as partial withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrender withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed lifetime withdrawal benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed maximum accumulation benefit) could be taken into account to determine the policy value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement annuity, you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, where the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, you should consult a tax adviser with any questions.
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Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a partial withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you make a partial withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may make a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions made from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via partial withdrawals, these amounts are taxed in the same manner as partial surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
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Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable partial withdrawal, which might also be subject to a tax penalty if the partial withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable partial withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
Federal Estate, Gift and Generation-Skipping Transfer Taxes
Beginning in 2016, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rate is $5,450,000 indexed for inflation and 40% respectively.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to
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IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a ROTH IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject
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to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Partial Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax adviser before purchasing a bonus rider as part of a qualified policy.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed maximum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
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Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.
This amount may be taken free of surrender charges.
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Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $50. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.
If you request an additional surrender that exceeds the surrender charge free amount while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate. If the request does not exceed the surrender charge free amount, future systematic payment will be recalculated based on the remaining free amounts.
Keep in mind that surrenders under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. There is no charge for this benefit.
Initial Payment Guarantee
You may only elect to purchase the Initial Payment Guarantee which provides annually stabilized payments that are guaranteed to never be less than a percentage of the initial variable annuity payment at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.
The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.
Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.
The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).
Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values (i.e., your payment is “net” the initial payment guarantee fee, mortality and expense risk fee, and administrative charges).
The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.
Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).
Termination. The Initial Payment Guarantee is irrevocable.
The Initial Payment Guarantee may vary for certain policies and may not be available for all policies, in all states or at all times.
Liquidity Rider
The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
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Please note:
•	This feature terminates upon annuitization and there is a mandatory annuity commencement date.
•	We may credit interest in the fixed account at a lower rate if you select this rider.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution
The optional Additional Death Distribution rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:
•	the Additional Death Distribution factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.
If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.
The Additional Death Distribution factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Distribution, the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. A rider fee, 0.25% of the policy value is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.
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Once terminated, the Additional Death Distribution may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+
The optional Additional Death Distribution+ rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
The rider benefit percentage may vary but equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
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If terminated no more than 90 days after policy issue, you may re-elect the Additional Death Distribution+ within 90 days of policy issuance if it is still being offered. However, if it is terminated more than 90 days after the policy issue date, the Additional Death Distribution+ may not be re-elected, if it is still being offered, for one year. Please note that if the rider is terminated and then re-elected, the new rider will have its own fees, benefits and features as well as a new rider date which may affect the rider benefit.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Additional Death Distribution+ may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Nursing Care and Terminal Condition Withdrawal Option
No surrender charges or excess interest adjustments will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Withdrawal Option may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed in certain circumstances: (e.g., because you were terminated, laid off, or otherwise lost your job involuntarily). In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.
This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no charge for this benefit.
There is no restriction on the maximum amount you may surrender under this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
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Telephone and other electronic transactions must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next business day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program;
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount in a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options.
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Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately transferred to the Portfolio Allocation Method (PAM) investment options or Open Allocation subaccounts as applicable under the Portfolio Allocation Method or Open Allocation Method (OAM). There is no charge for this benefit.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal Benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
The following benefits are no longer available, but if you have previously elected one of these riders you can still upgrade:
•	Retirement Income Choice® 1.4 Rider
•	Retirement Income Choice® 1.2 Rider
See Rider Grid for additional information on each of these riders.
Living Benefits Rider
You may elect to purchase the optional Living Benefits Rider (also known as Guaranteed Principal SolutionSM Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option.
You should view the Living Benefits Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. We intend to include among the specified investment choices fixed account options to which excess interest adjustments do not apply. (See “Portfolio Allocation Method,” below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.
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Guaranteed Minimum Accumulation Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross partial withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.
See the “Appendix - Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference to your policy value (the policy value will then be subject to investment risk) which will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
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Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund rider charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
Maximum Annual Withdrawal Amount. Under this benefit:
•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
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•	or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax advisor before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value. After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value. After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining
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withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. A rider fee, 1.25% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 1.25% of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.
Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
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The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option is at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.
See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
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Termination
The Living Benefits Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
The Living Benefits Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Max® Rider
If you elect the Retirement Income Max® Rider identified below, which provides certain guaranteed benefits, The Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Max® Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Max® – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the
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date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).
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For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
•	due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above, the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. In order to receive the applicable withdrawal percentage: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
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On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above, the growth percentage is disclosed in Rate Sheet Prospectus Supplements which may be amended by us from time to time. In order to receive the applicable growth percentage: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up, and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is
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the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® – Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
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(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
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•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
The Retirement Income Max® rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 Rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefit. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 Rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 Rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect another GLWB. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit
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Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix – Hypothetical Adjusted Partial Surrenders – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see applicable Rate Sheet Prospectus Supplement or the Appendix in the Statement of Additional Information, depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy
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table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Retirement Income Choice® 2.0 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
As noted above, the withdrawal percentage is disclosed in Rate Sheet Prospectus Supplements included with your prospectus. In order for you to receive the withdrawal percentage reflected in the Rate Sheet Prospectus Supplement, your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable withdrawal percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note, once established, the withdrawal percentage will not increase even though the annuitant’s age increases except in certain instances involving automatic step-ups, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
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On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next market day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Retirement Income Choice® 2.0 – Base Benefit – Growth Percentage
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
As noted above, the growth percentage is disclosed in Rate Sheet Prospectus Supplements included with your prospectus. In order for you to receive the growth percentage reflected in the Rate Sheet Prospectus Supplement, your application must be signed within the time period disclosed in the Rate Sheet Prospectus Supplement. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effective at that time. Growth percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to May 1, 2015, the applicable growth percentages are set forth in the May 1, 2015 Statement of Additional Information.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
All Rate Sheet Prospectus Supplements are also available on the edgar system at (File 33-33085).
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Charges as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
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Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 Rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
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There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect.
Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
Rider Death Benefit. The rider death benefit on the rider date is the policy value. After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements) If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
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•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility due to physical or cognitive ailments. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour nursing service by or under the supervision of registered graduate professional nurses;
•	It is supervised by a staff of one or more licensed physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a nursing facility or Alzheimer's disease facility;
•	It provides care performed or supervised by a registered graduate nurse;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by an on-site Registered Nurse and related services on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and
•	It maintains a clinical record of each patient.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, resident, retirement or educational care;
•	Personal care homes, personal care boarding homes, residential or domiciliary care homes;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
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Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage times the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
We will assess a prorated rider fee upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
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Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal
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amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
OTHER INFORMATION
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.). The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a partial surrender or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the
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transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer or full or partial surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available
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investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally, unless you return the original company check, your annuity policy is nonqualified and a portion of the prior withdrawal was taxable, we are required to report the taxable amount from the distribution to the IRS even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
We are currently being audited on behalf of multiple states' treasury and controllers' offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased policy and policy holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service provides may adversely affect us and your policy value. For instance, cyber-attacks may: interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds; cause the release and possible destruction of confidential customer or business information; impede order
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processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we, the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches in the future.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com/individual/terms-of-use.
Transamerica Life Insurance Company
Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.
Financial Condition of the Company
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at
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the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC's website at http://www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners are available on our website (https://www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.
The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company's other income, gains or losses.
The assets of the separate account are held in the Company's name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.
The Funds
At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix - Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
We have discontinued new sales of the policies. You may, however, continue to make premium payments to fund your policy pursuant to its terms, and exercise all other rights and options under your policy - such as reallocating your policy value among investment options, making surrenders (full or partial), and making changes of ownership of your policy.
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Compensation to Broker-Dealers Who Sold the Policies. The policies have been offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay ongoing commissions through TCI to the selling firms for their past sales of the policies.
The selling firms that have selling agreements with us and TCI were paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission is 7% of premium payment (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives that may be based, in part on premiums paid after the initial premium. These arrangements are described further below.
The sales representative who sold you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may continue to receive in connection with your policy. Also inquire about any ongoing compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may have received different compensation or incentives for selling one product over another. In some cases, these differences may have created an incentive for the selling firm or its sales representatives to have recommended or sold this policy to you.
Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI's operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, may continue to pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
In addition, TCI paid selling firms other special fees based on new sales and/or assets under management. During 2015, TCI had paid such fees to at least 64 broker-dealers and other financial intermediaries. Some of the more significant entities were:
BBVA Securities, Inc. • Bruderman Brothers, LLC • Cambridge Investment Research, Inc. •  CCO Investments •  Centarus Financial, Inc. • Cetera Advisor Networks LLC • Cetera Advisors LLC • Cetera Financial Specialists LLC • Cetera Investment Services LLC •  CFD Investments, Inc • Commonwealth Financial Network • Comprehensive Asset Management and Servicing, Inc.• Edward D. Jones & Co., L.P.• Equity Services, Inc. • Fifth Third Securities, Inc. • First Allied Holdings, Inc. • FSC Securities Corporation •  Geneos Wealth Management, Inc. • Girard Securities, Inc. • Hantz Financial Services, Inc. • Invest Financial Corporation • Investacorp, Inc. • Investment Centers of America, Inc. • Investors Capital Holding, Inc. • James T. Borello & Co, • Janney Montgomery Scott, LLC • JP Turner & Company • Key Investment Services, Inc. • Legend Equities Corporation • Lincoln Financial Advisors Corporation • Lincoln Financial Securities Corporation • LPL Financial, LLC. • M&T Securities Product Management • Merrill Lynch, Pierce, Fenner & Smith Inc. • MetLife Securities, Inc. • Money Concepts Capital Corporation • Morgan Stanley Smith Barney, Inc. • Mutual of Omaha Inv. Serv. • National Planning Corporation • NFP Securities Inc. • Park Avenue Securities, LLC • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Santander Securities LLC • Securian Financial Services, Inc. • Securities America, Inc. •  Sigma Financial Corporation • Signator Financial Services, Inc. • Signator Investors, Inc. • SII Investments, Inc. • Summit Financial Service Group, Inc. • SunTrust Investment Services • The Huntington Investment Company • Transamerica Financial Advisors, Inc. • UBS Financial Services • US Bancorp Investments, Inc. • VOYA Financial Partners, LLC • VSR Financial Services, Inc. • Wells Fargo Advisors Financial Network, LLC • Wells Fargo Advisors, LLC • Wells Fargo Investments LLC • Woodbury Financial
75

For the calendar year ended December 31, 2015 TCI paid approximately $27,600,000 to various brokers and other financial intermediaries in connection with revenue sharing arrangements.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Transamerica Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix - Condensed Financial Information
76

APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this Prospectus. Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income Choice® 1.2 Rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser's determination of reasonable risk.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Income and capital growth consistent with reasonable risk.
TRANSAMERICA SERIES TRUST
TA AB Dynamic Allocation - Service Class	Transamerica AB Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.
TA Aegon Government Money Market - Service Class(2)(3)	Transamerica Aegon Government Money Market VP – Service Class(2)(3)	Aegon USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of principal.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP – Service Class	Aegon USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP – Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Long-term capital growth.
TA BlackRock Equity Smart Beta 100	Transamerica BlackRock Equity Smart Beta 100 VP	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	Transamerica Asset Management, Inc.
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Smart Beta 50	Transamerica BlackRock Smart Beta 50 VP	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
77

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA BlackRock Smart Beta 75	Transamerica BlackRock Smart Beta 75 VP	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.
TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP–Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class(4)	Transamerica Janus Mid-Cap Growth VP – Service Class(4)	Janus Capital Management LLC(4)
Investment Objective: Capital appreciation.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.
TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.
TA Madison Balanced Allocation - Service Class	Transamerica Madison Balanced Allocation VP - Service Class	Madison Asset Management. LLC
Investment Objective: Capital appreciation and current income.
TA Madison Conservative Allocation - Service Class	Transamerica Madison Conservative Allocation VP - Service Class	Madison Asset Management. LLC
Investment Objective: Current income and preservation of capital.
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class	Madison Asset Management. LLC
Investment Objective: High total return through the combination of income and capital appreciation.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.
TA PineBridge Inflation Opportunities- Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.
78

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Current income and preservation of capital.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation and current income.
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Capital appreciation with current income as a secondary objective.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Long-term capital appreciation.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	There can be no assurance that the Transamerica Aegon Government Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Government Money Market - Service Class subaccount may become extremely low and possibly negative.
(3)	Effective May 1, 2016, Transamerica Aegon Money Market VP was renamed Transamerica Aegon Government Money Market VP.
(4)	Effective May 1, 2016, Transamerica Morgan Stanley Mid-Cap Growth VP subadvised by Morgan Stanley Investment Management Inc. was renamed Janus Mid-Cap Growth VP and is subadvised by Janus Capital Management.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.
79

CLOSED INVESTMENT OPTIONS:
The following subaccount is only available to owners that held an investment in this subaccount prior to September 17, 2012. However, if any such owner surrenders all of his or her money from this subaccount on or after September 17, 2012, that owner may no longer reinvest in this subaccount.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
GE INVESTMENTS FUNDS, INC.
GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3	GE Asset Management, Inc.
Effective open of business September 17, 2012, the following subaccount is closed to new investments:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2	Franklin Advisers, Inc.
80

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider Designated Allocation Groups
Funds	Before 12/12/11	12/12/11 to 11/9/14	11/10/14 and After	A	B	C
American Funds - Bond FundSM - Class 2	√	√	√			√
TA AB Dynamic Allocation - Service Class	√					√
TA Aegon Government Money Market - Service Class	√	√	√			√
TA Aegon U.S. Government Securities - Service Class	√	√	√			√
TA American Funds Managed Risk - Balanced - Service Class(1)	√	√			√
TA BlackRock Equity Smart Beta 100
TA BlackRock Global Allocation - Service Class				√
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(1)	√	√			√
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(1)	√			√
TA BlackRock Smart Beta 50				√
TA BlackRock Smart Beta 75
TA BlackRock Tactical Allocation - Service Class(1)					√
TA Janus Balanced - Service Class				√
TA Legg Mason Dynamic Allocation - Balanced - Service Class(1)	√	√	√		√
TA Legg Mason Dynamic Allocation - Growth - Service Class(1)				√
TA Madison Balanced Allocation - Service Class(1)	√	√			√
TA Madison Conservative Allocation - Service Class(1)	√	√	√			√
TA Madison Diversified Income - Service Class	√	√			√
TA Managed Risk - Balanced ETF - Service Class(1)	√	√	√		√
TA Managed Risk - Conservative ETF - Service Class(1)	√	√	√			√
TA Managed Risk - Growth ETF - Service Class(1)				√
TA PIMCO Tactical - Balanced - Service Class(1)	√	√			√
TA PIMCO Tactical - Conservative - Service Class(1)						√
TA PIMCO Tactical - Growth - Service Class(1)				√
TA PIMCO Total Return - Service Class	√	√	√			√
TA PineBridge Inflation Opportunities- Service Class	√	√	√			√
TA QS Investors Active Asset Allocation - Conservative - Service Class(1)	√	√	√			√
TA QS Investors Active Asset Allocation - Moderate - Service Class(1)	√	√			√
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(1)				√
Fixed Account	√	√	√			√
(1)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal
81

Designated Investment Options — (Continued)
investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.
82

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2015. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991 $1.000000	$1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991	4,825,603.021 4,966,720.178 4,652,404.638 4,243,178.264 4,358,126.163 3,176,084.209 1,834,244.097 4,854.267
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165 $0.989782	$1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165	17,827,559.189 17,037,747.923 15,903,574.654 12,129,840.585 11,002,812.595 5,888,366.869 342,751.375
American Funds - Bond FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876 $1.000903	$1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876	6,132,405.228 6,440,570.894 6,669,357.840 6,723,163.334 4,335,253.677 1,758,795.251 150,622.372
American Funds - Growth FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022 $0.986485	$1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022	7,740,910.774 8,081,324.968 6,864,086.527 5,880,491.065 3,905,538.641 2,225,606.298 28,512.540
American Funds - Growth-Income FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415 $0.986806	$1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415	4,118,036.699 4,029,090.306 3,792,028.972 3,289,417.936 2,221,314.046 1,691,024.699 17,907.186
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606 $1.000000	$1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606	11,232,778.225 11,108,366.632 9,811,787.157 8,677,473.265 7,118,121.215 4,652,314.477 3,276,384.444 506,583.145
83

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.290946 $1.252502 $1.115734 $1.005351 $0.996636 $0.897800 $0.672044 $0.969756 $1.000000	$1.182143 $1.290946 $1.252502 $1.115734 $1.005351 $0.996636 $0.897800 $0.672044 $0.969756	8,867,391.227 10,736,196.854 11,572,097.747 13,125,725.645 13,351,180.746 7,819,838.498 5,134,949.174 2,245,505.680 785,173.699
GE Investments Total Return Fund - Class 3(1) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804 $0.988814	$1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804	2,896,168.178 3,325,650.745 2,951,776.116 2,619,636.167 1,967,086.227 715,680.337 2,605.961
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.638943 $1.578948 $1.499370 $1.438604 $1.436219 $1.335549 $1.033496 $1.665133 $1.428939 $1.310709	$1.607957 $1.638943 $1.578948 $1.499370 $1.438604 $1.436219 $1.335549 $1.033496 $1.665133 $1.428939	12,380,781.241 10,898,966.626 12,013,461.214 13,102,214.833 9,402,118.631 1,593,165.138 451,065.211 278,861.942 533,892.149 379,924.087
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.907954 $1.869187 $1.784325 $1.546734 $1.501747 $1.358908 $0.939196 $1.279014 $1.276255 $1.171024	$1.798931 $1.907954 $1.869187 $1.784325 $1.546734 $1.501747 $1.358908 $0.939196 $1.279014 $1.276255	4,601,970.768 5,013,018.618 11,602,496.868 11,913,250.882 4,612,663.846 3,075,773.200 2,185,947.989 287,355.118 457,397.140 417,147.499
TA Aegon Government Money Market - Service Class(3) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.975221 $0.989809 $1.004609 $1.019683 $1.034921 $1.050379 $1.066018 $1.059141 $1.026204 $0.996971	$0.960881 $0.975221 $0.989809 $1.004609 $1.019683 $1.034921 $1.050379 $1.066018 $1.059141 $1.026204	25,703,843.891 28,168,440.822 21,664,491.923 24,268,769.002 16,936,197.348 12,496,464.504 10,703,944.406 11,099,099.147 4,124,023.150 1,927,835.453
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263 $1.014639	$1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263	7,935,793.804 7,555,340.870 8,209,499.262 21,082,939.214 12,062,214.950 11,418,895.108 5,877,174.025 1,885,897.901 361,297.493 336,762.250
84

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263 $1.014639	$1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263	3,203,430.969 2,669,537.732 2,931,963.249 12,172,762.330 17,082,804.780 10,844,525.758 16,654,125.738 28,331,587.997 1,088,666.718 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2015	$9.999592	$9.524294	105,751.234
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.436357 $2.209209 $1.725844 $1.571597 $1.556876 $1.434601 $1.280515 $1.971298 $1.917627 $1.668938	$2.308371 $2.436357 $2.209209 $1.725844 $1.571597 $1.556876 $1.434601 $1.280515 $1.971298 $1.917627	6,165,367.848 6,888,466.023 6,934,456.529 6,439,929.341 4,693,027.263 3,873,506.055 1,363,494.337 665,750.433 750,652.143 614,761.786
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183 $1.000000	$1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183	54,607,473.478 59,908,595.114 61,597,978.179 63,404,565.105 56,581,753.707 33,542,967.877 4,602,981.694
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.908136 $9.998776	$9.427425 $9.908136	111,010.855 6,759.966
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.868224 $9.998776	$9.230789 $9.868224	434,065.700 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946 $1.000000	$1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946	48,709,765.491 54,398,626.901 51,074,814.429 43,129,840.553 24,446,774.302 11,903,808.679 1,621,280.990
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.594954 $2.324820 $2.275322 $1.848023 $1.995615 $1.756760 $1.340633 $2.366536 $2.580481 $1.845522	$2.534309 $2.594954 $2.324820 $2.275322 $1.848023 $1.995615 $1.756760 $1.340633 $2.366536 $2.580481	2,946,666.711 3,194,236.516 3,066,099.248 2,821,345.907 2,137,194.645 1,194,819.376 499,997.796 350,357.465 506,071.765 276,287.445
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842 $0.986575	$1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842	16,090,138.493 15,461,745.187 14,109,352.954 9,318,857.489 6,167,664.040 4,302,364.392 286,431.450
85

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class(4) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.492841 $2.536859 $1.854746 $1.730832 $1.887300 $1.434038 $0.909040 $1.722779 $1.430616 $1.324940	$2.326738 $2.492841 $2.536859 $1.854746 $1.730832 $1.887300 $1.434038 $0.909040 $1.722779 $1.430616	2,626,812.570 3,033,897.482 3,197,059.889 3,119,116.035 3,164,153.938 1,121,882.864 513,541.011 197,130.488 297,554.272 218,807.993
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.161974 $1.087191 $1.008908 $1.000000	$1.121033 $1.161974 $1.087191 $1.008908	8,716,406.217 8,442,275.262 7,510,896.861 3,134,814.610
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.218749 $1.143507 $1.003956 $1.000000	$1.165325 $1.218749 $1.143507 $1.003956	9,664,269.576 7,705,330.926 5,286,958.173 1,616,834.461
TA Madison Balanced Allocation - Service Class Subaccount inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.195923 $1.147943 $1.027927 $0.963442 $1.000000	$1.169600 $1.195923 $1.147943 $1.027927 $0.963442	5,321,157.927 5,540,739.557 5,851,840.832 4,483,399.991 1,704,543.575
TA Madison Conservative Allocation - Service Class Subaccount inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.123644 $1.088716 $1.034089 $0.987209 $1.000000	$1.098773 $1.123644 $1.088716 $1.034089 $0.987209	3,338,837.567 3,806,933.622 4,524,226.137 3,258,291.940 878,134.437
TA Madison Diversified Income - Service Class Subaccount inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.181608 $1.133478 $1.053359 $1.011959 $1.000000	$1.165843 $1.181608 $1.133478 $1.053359 $1.011959	2,921,809.538 3,174,906.170 3,268,249.939 2,350,431.750 830,281.799
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803 $1.000000	$1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803	52,250,894.838 55,158,671.166 54,296,022.488 38,483,093.656 23,295,906.340 9,725,817.279 13,554,185.023 131,550.356
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250 $0.999959	$1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250	10,439,815.444 10,824,234.430 10,228,169.582 8,605,627.676 3,537,223.547 1,073,755.591 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758 $1.000000	$1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758	74,324,647.134 83,628,438.825 76,066,311.071 54,244,131.719 43,631,049.916 35,148,257.392 17,391,617.912 2,012,269.671
86

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.098956 $2.252306 $1.941176 $1.616793 $1.827773 $1.681853 $1.290929 $2.032875 $1.895435 $1.565082	$2.062913 $2.098956 $2.252306 $1.941176 $1.616793 $1.827773 $1.681853 $1.290929 $2.032875 $1.895435	2,239,486.108 1,999,647.534 2,007,856.193 1,558,374.028 1,240,204.870 805,931.948 512,855.910 336,816.455 760,765.644 278,372.177
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.075969 $1.012797 $0.919103 $0.925719	$1.033083 $1.075969 $1.012797 $0.919103	11,786,276.367 11,741,540.681 11,434,206.717 7,826,328.936
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.026253 $0.958074 $0.899120 $0.902981	$0.990093 $1.026253 $0.958074 $0.899120	7,819,567.593 6,413,819.804 6,856,940.718 4,863,404.671
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.041082 $0.993201 $0.863059 $0.873828	$0.990242 $1.041082 $0.993201 $0.863059	8,338,175.618 7,628,748.362 7,441,990.919 5,300,746.806
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.426917 $1.388085 $1.448972 $1.370456 $1.312870 $1.246128 $1.092698 $1.144309 $1.067572 $1.042889	$1.413105 $1.426917 $1.388085 $1.448972 $1.370456 $1.312870 $1.246128 $1.092698 $1.144309 $1.067572	30,122,010.074 32,727,805.445 36,532,339.353 37,646,728.713 25,225,114.819 17,309,040.532 6,838,365.294 1,726,062.601 1,297,631.325 1,538,811.734
TA PineBridge Inflation Opportunities- Service Class Subaccount inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.013587 $0.995180 $1.116750 $1.066426 $1.000000	$0.969976 $1.013587 $0.995180 $1.116750 $1.066426	8,216,600.577 9,135,376.085 9,686,696.844 8,643,082.748 2,624,256.684
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345 $1.000000	$0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345	45,372,731.530 19,856,757.902 14,747,695.979 44,957,963.655 45,168,626.840 3,584,184.325 172,759.606
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.110358 $1.087784 $1.031189 $0.980272 $1.000000	$1.068120 $1.110358 $1.087784 $1.031189 $0.980272	11,339,413.622 13,634,729.520 15,290,846.487 12,682,093.880 7,436,026.896
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.145176 $1.121783 $1.024706 $1.004922	$1.079998 $1.145176 $1.121783 $1.024706	18,183,903.310 20,381,462.698 20,280,958.890 11,605,767.331
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.173747 $1.154131 $1.005469 $0.982260	$1.080833 $1.173747 $1.154131 $1.005469	24,297,339.107 26,088,700.763 24,235,190.533 16,635,454.489
87

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.275219 $3.128977 $2.210107 $1.943843 $1.943542 $1.471490 $1.079705 $1.723339 $1.600870 $1.572316	$3.296353 $3.275219 $3.128977 $2.210107 $1.943843 $1.943542 $1.471490 $1.079705 $1.723339 $1.600870	3,683,946.638 3,759,695.896 3,965,198.631 3,151,007.829 2,467,702.802 1,519,465.114 714,925.002 362,239.770 541,949.910 804,035.563
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.014574 $2.161065 $1.767918 $1.541241 $1.831042 $1.717602 $1.387180 $2.310106 $2.034237 $1.676063	$2.005435 $2.014574 $2.161065 $1.767918 $1.541241 $1.831042 $1.717602 $1.387180 $2.310106 $2.034237	2,363,393.171 1,270,041.222 1,275,903.820 1,235,381.256 1,068,306.135 976,999.975 745,245.758 737,860.075 1,104,968.644 636,702.239

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273 $1.000000	$1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273	15,097,893.411 14,490,465.851 13,849,741.522 12,360,697.011 11,117,756.377 7,118,347.462 4,221,944.017 148,500.199
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398 $0.989787	$1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398	56,232,278.726 58,764,126.600 58,837,799.222 44,987,411.630 35,818,173.784 17,641,226.158 269,768.174
American Funds - Bond FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105 $1.000908	$1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105	27,708,047.790 29,747,278.718 31,564,280.949 31,908,333.652 15,650,416.354 6,112,073.587 256,270.891
American Funds - Growth FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254 $0.986490	$1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254	21,613,289.062 21,067,167.983 21,029,944.801 17,653,279.337 11,383,837.203 5,623,638.427 191,615.659
American Funds - Growth-Income FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648 $0.986811	$1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648	13,225,169.837 15,334,525.559 13,715,447.737 11,027,296.204 7,572,546.852 3,671,938.882 58,438.637
88

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486 $1.000000	$1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486	46,892,843.252 43,505,478.469 36,709,763.231 35,675,727.144 25,046,461.605 16,383,988.542 11,521,877.756 4,250,046.051
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535 $0.674255 $0.971026 $1.000000	$1.202518 $1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535 $0.674255 $0.971026	19,007,294.818 23,304,127.295 25,835,534.349 29,787,996.038 26,491,187.668 15,936,754.744 7,116,425.353 3,765,983.340 1,368,292.398
GE Investments Total Return Fund - Class 3(1) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036 $0.988819	$1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036	10,440,664.417 11,429,382.743 11,169,243.218 11,239,489.518 9,477,051.195 4,397,140.944 109,575.284
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255 $1.045137 $1.680554 $1.439300 $1.317623	$1.648662 $1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255 $1.045137 $1.680554 $1.439300	57,798,336.901 61,575,858.802 66,571,507.496 66,078,811.717 47,493,227.607 7,485,119.057 1,564,842.545 993,869.551 1,739,190.289 1,845,912.689
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898 $0.949767 $1.290857 $1.285516 $1.177206	$1.844453 $1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898 $0.949767 $1.290857 $1.285516	11,698,955.177 14,181,948.541 16,042,211.790 14,559,317.424 9,749,138.416 6,432,135.391 2,928,900.930 892,933.206 1,203,677.394 951,140.270
TA Aegon Government Money Market - Service Class(3) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264 $1.078019 $1.068957 $1.033653 $1.002241	$0.985199 $0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264 $1.078019 $1.068957 $1.033653	60,280,147.910 60,755,365.655 59,899,687.311 73,672,072.695 64,796,472.804 42,745,167.171 37,051,237.111 37,873,525.060 13,919,900.533 5,800,411.285
89

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 9, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718 $1.019980	$1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718	31,102,818.693 29,721,037.364 37,000,030.115 81,698,445.103 58,416,500.497 38,299,084.600 19,729,524.018 7,672,233.957 2,550,917.315 1,952,440.877
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718 $1.019980	$1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718	8,254,789.196 6,028,698.341 7,303,668.247 28,668,646.172 44,388,668.303 26,806,779.631 40,956,880.424 66,111,191.274 2,617,119.068 163.816
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2015	$9.999646	$9.536912	521,302.075
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604 $1.294918 $1.989530 $1.931542 $1.677743	$2.366784 $2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604 $1.294918 $1.989530 $1.931542	14,201,721.564 16,303,356.159 16,928,956.899 14,825,565.722 12.644.819.239 10,621,465.179 4,662,567.878 1,300,645.944 1,311,281.887 918,899.862
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759 $1.000000	$1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759	206,727,799.736 223,626,839.358 235,269,989.567 239,596,177.397 231,786,847.207 130,137,736.134 28,085,032.124
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.911029 $9.998938	$9.448792 $9.911029	948,334.319 69,428.852
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10,2 014	2015 2014	$9.871102 $9.998938	$9.251716 $9.871102	524,114.948 32,881.653
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532 $1.000000	$1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532	194,390,634.831 212,487,390.016 189,489,988.105 154,172,279.152 77,738,165.206 38,165,945.429 6,901,863.972
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042 $1.355727 $2.388425 $2.599171 $1.855246	$2.598477 $2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042 $1.355727 $2.388425 $2.599171	7,354,032.448 8,340,919.784 8,221,974.104 7,301,756.211 5,364,263.928 3,222,869.342 1,362,330.196 981,806.749 1,439,084.822 1,729,479.161
90

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069 $0.986580	$1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069	50,164,077.952 46,273,695.594 43,834,772.822 26,290,673.522 18,432,986.595 11,511,404.941 1,111,447.302
TA Janus Mid-Cap Growth - Service Class(4) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041 $0.919274 $1.738726 $1.441000 $1.331937	$2.385641 $2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041 $0.919274 $1.738726 $1.441000	6,607,895.305 7,047,614.272 7,504,370.518 7,161,427.507 6,738,478.184 2,958,351.397 1,042,276.981 462,241.581 546,676.476 422,391.546
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.168109 $1.090765 $1.010238 $1.000000	$1.129178 $1.168109 $1.090765 $1.010238	68,063,912.471 61,223,972.470 53,250,380.237 20,940,665.672
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.225180 $1.147282 $1.005291 $1.000000	$1.173783 $1.225180 $1.147282 $1.005291	33,067,656.304 23,950,394.928 18,807,072.324 6,998,971.252
TA Madison Balanced Allocation - Service Class Subaccount inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.204614 $1.154000 $1.031321 $0.964705 $1.000000	$1.180426 $1.204614 $1.154000 $1.031321 $0.964705	29,858,209.210 30,973,724.468 31,263,139.916 21,967,563.477 9,044,200.657
TA Madison Conservative Allocation - Service Class Subaccount inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.131795 $1.094457 $1.037498 $0.988493 $1.000000	$1.108926 $1.131795 $1.094457 $1.037498 $0.988493	25,221,870.430 27,080,211.655 29,627,821.923 25,015,565.665 6,347,382.912
TA Madison Diversified Income - Service Class Subaccount inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.190206 $1.139479 $1.056846 $1.013289 $1.000000	$1.176635 $1.190206 $1.139479 $1.056846 $1.013289	43,516,496.069 45,908,227.261 48,264,903.007 37,688,617.593 10,388,520.509
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886 $1.000000	$1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886	365,725,827.705 398,299,558.289 396,509,995.868 281,236,662.561 166,191,826.366 53,621,897.786 27,060,609.813 4,835,684.816
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480 $0.999965	$1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480	80,176,102.240 82,510,870.986 82,442,688.734 71,277,483.882 40,276,868.415 14,449,210.437 176,781.532
91

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717 $1.000000	$1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717	265,545,979.824 284,995,383.516 268,852,091.285 183,622,151.066 149,621,938.475 115,926,222.590 67,710,656.191 11,937,845.877
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145 $1.305453 $2.051695 $1.909198 $1.573346	$2.115178 $2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145 $1.305453 $2.051695 $1.909198	7,023,946.836 6,495,813.368 6,855,803.887 4,418,209.220 2,720,553.951 2,244,866.019 1,189,781.598 818,822.845 1,201,922.514 1,015,352.398
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.086881 $1.021051 $0.924764 $0.930897	$1.045616 $1.086881 $1.021051 $0.924764	49,536,623.880 52,779,263.365 52,114,477.689 27,326,552.404
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.036691 $0.965909 $0.904680 $0.908044	$1.002130 $1.036691 $0.965909 $0.904680	28,401,055.632 25,182,844.578 24,964,184.853 17,344,261.865
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.051673 $1.001314 $0.868392 $0.878732	$1.002286 $1.051673 $1.001314 $0.868392	28,740,131.508 25,100,883.681 23,162,639.053 14,278,484.235
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615 $1.104986 $1.154883 $1.075309 $1.048392	$1.448832 $1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615 $1.104986 $1.154883 $1.075309	135,639,822.498 151,260,369.525 170,312,050.923 174,536,788.027 114,519,901.172 73,736,840.516 33,058,967.579 7,533,375.024 4,006,131.574 3,355,927.224
TA PineBridge Inflation Opportunities- Service Class Subaccount inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.020959 $1.000432 $1.120422 $1.067818 $1.000000	$0.978956 $1.020959 $1.000432 $1.120422 $1.067818	35,972,684.044 40,970,894.201 44,282,772.806 45,169,195.946 13,949,664.906
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085 $1.000000	$0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085	146,528,442.126 74,462,651.661 58,343,755.583 128,495,293.926 136,459,502.220 11,667,751.424 355,021.819
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.118419 $1.093530 $1.034599 $0.981563 $1.000000	$1.077997 $1.118419 $1.093530 $1.034599 $0.981563	63,066,425.065 71,722,922.636 75,090,889.280 70,169,462.017 32,630,582.822
92

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.153485 $1.127698 $1.028090 $1.006915	$1.089976 $1.153485 $1.127698 $1.028090	128,614,864.725 143,834,496.701 145,846,668.165 81,079,399.095
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.182270 $1.160229 $1.008787 $0.984199	$1.090831 $1.182270 $1.160229 $1.008787	84,581,921.590 93,118,462.865 89,554,305.374 55,009,944.265
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012 $1.091873 $1.739305 $1.612498 $1.580617	$3.379834 $3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012 $1.091873 $1.739305 $1.612498	9,068,463.589 9,258,077.195 10,080,264.519 8,249,874.646 6,590,742.942 4,136,813.642 1,943,334.850 1,120,769.163 1,572,388.900 1,542,968.085
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389 $1.402810 $2.331513 $2.049025 $1.684932	$2.056223 $2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389 $1.402810 $2.331513 $2.049025	3,423,200.445 3,761,197.837 4,021,843.432 3,423,898.156 2,204,902.485 2,064,099.051 1,398,385.819 1,374,057.971 1,448,884.282 1,143,499.212
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective May 1, 2016, TA Aegon Money Market was renamed TA Aegon Government Money Market.
(4)	Effective May 1, 2016, TA Morgan Stanley Mid Cap Growth was renamed Janus Mid-Cap Growth.
(5)	Formerly known as TA Vanguard ETF - Balanced.
(6)	Formerly known as TA Vanguard ETF - Conservative.
(7)	Formerly known as TA Vanguard ETF – Growth.
(8)	Formerly known as TA Aegon Tactical Vanguard ETF – Conservative.
(9)	Formerly known as TA Aegon Tactical Vanguard ETF – Balanced.
(10)	Formerly known as TA Aegon Tactical Vanguard ETF – Growth.
The TA BlackRock Equity Smart Beta 100, TA BlackRock Smart Beta 50 and TA BlackRock Smart Beta 75 had not commenced operation as of December 31, 2015, therefore, comparable data is not available.
93

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if the guaranteed interest rate set by the Company has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.
94

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42 = 50,000.00 * (0.055*0.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = policy value + excess interest adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.
95

Excess Interest Adjustment Examples — (Continued)
On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E + SC
R	=	the requested partial surrender;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Partial Surrender, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87
96

APPENDIX
Death Benefit
Adjusted Withdrawals. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
97

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.
98

APPENDIX
ADDITIONAL DEATH DISTRIBUTION RIDER
The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross partial surrenders after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross partial surrenders after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000
99

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+ RIDER
Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00
100

APPENDIX
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Important aspects of the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider are summarized in the following chart.
Note: The Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies or in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.
Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e.,a series of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
The Growth Percentage is disclosed in the Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e.,a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
The Growth Percentage is disclosed in the Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.
101

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)
Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge:
Charged annually (single life and joint life) of withdrawal base deducted on each rider quarter.
For riders issued on or after

December 12, 2011........................................1.25%
For riders issued prior to
December 12, 2011........................................1.00%	Current Charge:
(1) for Base Benefit only—(single and joint life) of withdrawal base deducted on each rider quarter:
For riders issued on or after

May 1, 2014................0.70% to 1.45% annually
For riders issued prior to
May 1, 2014................0.70% to 1.55% annually
(2) with Death Benefit Option—0.40% (single life) or 0.35% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee;
(3) with Income EnhancementSM Option—0.30% (single life) or 0.50% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life): The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.	Withdrawal Percentages (Single Life): The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life): The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.	Withdrawal Percentages (Joint Life): The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
102

APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
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LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
104

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.
105

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.  The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06
106

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.
107

APPENDIX
PAM METHOD TRANSFERS
To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur (subject to the previously disclosed thresholds). The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
Where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
Where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur (subject to the thresholds).
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
108

PAM METHOD TRANSFERS — (Continued)
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))
X = 13.9948%
Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.
Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Guarantee Ratio = 105%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]
d1= 1.003524
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))
X = 8.6605%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.
109

APPENDIX
Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.
110

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.
111

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.
112

Hypothetical Adjusted Partial Surrenders -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders.
113

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® Rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® Rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%
114

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
DB	Death Benefit
DCA	Dollar Cost Averaging
FIP	Family Income Protector
GMDB	Guaranteed Minimum Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
GPO	Guaranteed Period Option
IE	Income EnhancementSM
Abbreviation	Definition
N/A	Not Applicable
OAM	Open Allocation Method
RDB	Rider Death Benefit
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
WB	Withdrawal Base
WD	Withdrawal
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
115

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Base Benefit and Optional Fees at issue	Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.
Base Benefit Fees

(2/21/11 - 11/3/13)
Group A.........................................................1.40%
Group B.........................................................1.00%
Group C.........................................................0.45%
Additional option fees would be added to the base and are as follows:

DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
IE Joint Life....................................................0.30%
Base Benefit Fees
(9/21/09 - 2/20/11)
Group A.........................................................1.25%
Group B.........................................................0.90%
Group C.........................................................0.40%
Additional option fees would be added to the base and are as follows:

DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
IE Joint Life....................................................0.30%	Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.
Base Benefit Fees

(12/12/11 - 11/13/13)
OAM Option.................................................1.25%
Group A.........................................................1.55%
Group B.........................................................1.10%
Group C.........................................................0.70%
Additional option fees would be added to the base and are as follows:

DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.30%
IE Joint Life....................................................0.50%
Base Benefit Fees
(2/21/11 - 12/11/11)
OAM Option.................................................1.20%
Group A.........................................................1.40%
Group B.........................................................1.00%
Group C.........................................................0.45%
Additional option fees would be added to the base and are as follows:

DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
IE Joint Life....................................................0.30%
Base Benefit Fees
(5/1/09 - 2/20/11)
OAM Option.................................................1.10%
Group A.........................................................1.25%
Group B.........................................................0.90%
Group C.........................................................0.40%
Additional option fees would be added to the base and are as follows:

DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
IE Joint Life....................................................0.30%
Fee Frequency	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
116

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
GE Investments Total Return Fund
TA BlackRock Smart Beta 50
TA BlackRock Global Allocation Managed Risk - Growth
TA Managed Risk – Growth ETF
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk - Balanced
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Tactical Allocation
TA Madison Balanced Allocation
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA QS Investors Active Asset Allocation – Moderate
Designated Allocation Group C
American Funds - Bond Fund
TA Aegon Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA Madison Conservative Allocation
TA Managed Risk – Conservative ETF
Fixed Account TA PineBridge Inflation Opportunities
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
GE Investments Total Return Fund
TA BlackRock Smart Beta 50
TA BlackRock Global Allocation Managed Risk - Growth
TA Janus Balanced
TA Legg Mason Dynamic Allocation - Growth
TA Managed Risk – Growth ETF
TA PIMCO Tactical - Growth
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk - Balanced
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Tactical Allocation
TA Legg Mason Dynamic Allocation - Balanced
TA Madison Balanced Allocation
TA Madison Diversified Income
TA Managed Risk- Balanced ETF
TA PIMCO Tactical - Balanced
TA QS Investors Active Asset Allocation – Moderate
Designated Allocation Group C
American Funds Bond Fund
TA Aegon Money Market
TA Aegon US Government Securities
TA AB Dynamic Allocation
TA Madison Conservative Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account
117

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Allocation Methods	N/A	Open Allocation Method (OAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money will be moved back into the separate accounts (pro-rata based on the policy holder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of the OAM investment options.
Current OA Subaccount: TA ProFund UltraBear
Withdrawal Benefits - See “Adjusted Partial Surrenders - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.
The percentage (after 2/1/2010) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58........................................................0.0%
 59-64........................................................4.0%
 65-74........................................................5.0%
 75 + .........................................................6.0%
Age 1st WDJoint Life WD%
 0 - 58........................................................0.0%
 59-64........................................................3.5%
 65-74........................................................4.5%
 75 + ..........................................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage (after 12/12/2011) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58........................................................0.0%
 59-64........................................................4.0%
 65-79........................................................5.0%
 80 + .........................................................6.0%
Age 1st WDJoint Life WD%
 0 - 58........................................................0.0%
 59-64........................................................3.5%
 65-79........................................................4.5%
 80 + ..........................................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
- After 2/1/2010 and prior to 12/12/2011 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-64 65-74 75+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
118

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
119

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.4[3]	Retirement Income Choice® 1.2[3]
Rider Form Number[1]	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.
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STATEMENT OF ADDITIONAL INFORMATION
MEMBERS® LANDMARKSM VARIABLE ANNUITY
Issued through
SEPARATE ACCOUNT VA B
Offered by
TRANSAMERICA LIFE INSURANCE COMPANY
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the MEMBERS® LandmarkSM Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2016, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2016

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GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary—The person who has the right to the death benefit as set forth in the policy.
business day—A day when the New York Stock Exchange is open for regular trading.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders) and transfers or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full or partial surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® Rider or the Retirement Income Choice® 1.6 Rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred.
nonqualified policy—A policy other than a qualified policy.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross partial surrenders (partial surrenders plus or minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
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•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.
subaccount—A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
supportable payment—The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.
surrender charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.
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In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the
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annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2). These default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount we have at the death of a payee. Naming these payees cancels any prior choice of a successor payee.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2005. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law unless a settlement agreement is effective at the death of the owner preventing such election.
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If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner's spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by us. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at its Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we in our discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense
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risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
Present Value of Future Variable Payments
The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).
Stabilized Payments
If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.
The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.
Hypothetical Changes in Annuity Units with Stabilized Payments*
♦Assumed Investment Rate = 5.0% ♦Life & 10 Year Certain ♦Male aged 65 ♦First Variable Payment = $500
	Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue: January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052
*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).
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INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (D) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.95% on an annual basis; On a daily basis, this equals 0.000052912.

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Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000052912 = Z = 1.014859369
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding business day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.
8

Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.
9

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect the premium enhancement, if any.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy value.
We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
10

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The
11

ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
All records and accounts relating to the separate account will be maintained by us. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1800 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
The policies were offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2015, 2014 and 2013 the amounts paid to TCI in connection with all policies sold through the separate account were $737,723, $79,046,025 and $151,918,999, respectively.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.
12

VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B, as of December 31, 2015 and for the years ended December 31, 2015 and 2014, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2015 and 2014 and for the two years ended December 31, 2015 included in this Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given upon the authority of such firm as experts in accounting and auditing.
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
The statutory-basis statement of operations, changes in capital and surplus and cash flow of Transamerica Life Insurance Company for the year ended December 31, 2013, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.
13

OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.
FINANCIAL STATEMENTS
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by MEMBERS® LandmarkSM Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
14

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2015.
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991 $1.000000	$1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991	4,825,603.021 4,966,720.178 4,652,404.638 4,243,178.264 4,358,126.163 3,176,084.209 1,834,244.097 4,854.267
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165 $0.989782	$1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165	17,827,559.189 17,037,747.923 15,903,574.654 12,129,840.585 11,002,812.595 5,888,366.869 342,751.375
American Funds - Bond FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876 $1.000903	$1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876	6,132,405.228 6,440,570.894 6,669,357.840 6,723,163.334 4,335,253.677 1,758,795.251 150,622.372
American Funds - Growth FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022 $0.986485	$1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022	7,740,910.774 8,081,324.968 6,864,086.527 5,880,491.065 3,905,538.641 2,225,606.298 28,512.540
American Funds - Growth-Income FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415 $0.986806	$1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415	4,118,036.699 4,029,090.306 3,792,028.972 3,289,417.936 2,221,314.046 1,691,024.699 17,907.186
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606 $1.000000	$1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606	11,232,778.225 11,108,366.632 9,811,787.157 8,677,473.265 7,118,121.215 4,652,314.477 3,276,384.444 506,583.145
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.290946 $1.252502 $1.115734 $1.005351 $0.996636 $0.897800 $0.672044 $0.969756 $1.000000	$1.182143 $1.290946 $1.252502 $1.115734 $1.005351 $0.996636 $0.897800 $0.672044 $0.969756	8,867,391.227 10,736,196.854 11,572,097.747 13,125,725.645 13,351,180.746 7,819,838.498 5,134,949.174 2,245,505.680 785,173.699
15

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
GE Investments Total Return Fund - Class 3(1) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804 $0.988814	$1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804	2,896,168.178 3,325,650.745 2,951,776.116 2,619,636.167 1,967,086.227 715,680.337 2,605.961
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.638943 $1.578948 $1.499370 $1.438604 $1.436219 $1.335549 $1.033496 $1.665133 $1.428939 $1.310709	$1.607957 $1.638943 $1.578948 $1.499370 $1.438604 $1.436219 $1.335549 $1.033496 $1.665133 $1.428939	12,380,781.241 10,898,966.626 12,013,461.214 13,102,214.833 9,402,118.631 1,593,165.138 451,065.211 278,861.942 533,892.149 379,924.087
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.907954 $1.869187 $1.784325 $1.546734 $1.501747 $1.358908 $0.939196 $1.279014 $1.276255 $1.171024	$1.798931 $1.907954 $1.869187 $1.784325 $1.546734 $1.501747 $1.358908 $0.939196 $1.279014 $1.276255	4,601,970.768 5,013,018.618 11,602,496.868 11,913,250.882 4,612,663.846 3,075,773.200 2,185,947.989 287,355.118 457,397.140 417,147.499
TA Aegon Government Money Market - Service Class(3) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.975221 $0.989809 $1.004609 $1.019683 $1.034921 $1.050379 $1.066018 $1.059141 $1.026204 $0.996971	$0.960881 $0.975221 $0.989809 $1.004609 $1.019683 $1.034921 $1.050379 $1.066018 $1.059141 $1.026204	25,703,843.891 28,168,440.822 21,664,491.923 24,268,769.002 16,936,197.348 12,496,464.504 10,703,944.406 11,099,099.147 4,124,023.150 1,927,835.453
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263 $1.014639	$1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263	7,935,793.804 7,555,340.870 8,209,499.262 21,082,939.214 12,062,214.950 11,418,895.108 5,877,174.025 1,885,897.901 361,297.493 336,762.250
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263 $1.014639	$1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157 $1.073637 $1.030263	3,203,430.969 2,669,537.732 2,931,963.249 12,172,762.330 17,082,804.780 10,844,525.758 16,654,125.738 28,331,587.997 1,088,666.718 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2015	$9.999592	$9.524294	105,751.234
16

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.436357 $2.209209 $1.725844 $1.571597 $1.556876 $1.434601 $1.280515 $1.971298 $1.917627 $1.668938	$2.308371 $2.436357 $2.209209 $1.725844 $1.571597 $1.556876 $1.434601 $1.280515 $1.971298 $1.917627	6,165,367.848 6,888,466.023 6,934,456.529 6,439,929.341 4,693,027.263 3,873,506.055 1,363,494.337 665,750.433 750,652.143 614,761.786
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183 $1.000000	$1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183	54,607,473.478 59,908,595.114 61,597,978.179 63,404,565.105 56,581,753.707 33,542,967.877 4,602,981.694
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.908136 $9.998776	$9.427425 $9.908136	111,010.855 6,759.966
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.868224 $9.998776	$9.230789 $9.868224	434,065.700 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946 $1.000000	$1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946	48,709,765.491 54,398,626.901 51,074,814.429 43,129,840.553 24,446,774.302 11,903,808.679 1,621,280.990
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.594954 $2.324820 $2.275322 $1.848023 $1.995615 $1.756760 $1.340633 $2.366536 $2.580481 $1.845522	$2.534309 $2.594954 $2.324820 $2.275322 $1.848023 $1.995615 $1.756760 $1.340633 $2.366536 $2.580481	2,946,666.711 3,194,236.516 3,066,099.248 2,821,345.907 2,137,194.645 1,194,819.376 499,997.796 350,357.465 506,071.765 276,287.445
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842 $0.986575	$1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842	16,090,138.493 15,461,745.187 14,109,352.954 9,318,857.489 6,167,664.040 4,302,364.392 286,431.450
TA Janus Mid-Cap Growth - Service Class(4) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.492841 $2.536859 $1.854746 $1.730832 $1.887300 $1.434038 $0.909040 $1.722779 $1.430616 $1.324940	$2.326738 $2.492841 $2.536859 $1.854746 $1.730832 $1.887300 $1.434038 $0.909040 $1.722779 $1.430616	2,626,812.570 3,033,897.482 3,197,059.889 3,119,116.035 3,164,153.938 1,121,882.864 513,541.011 197,130.488 297,554.272 218,807.993
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.161974 $1.087191 $1.008908 $1.000000	$1.121033 $1.161974 $1.087191 $1.008908	8,716,406.217 8,442,275.262 7,510,896.861 3,134,814.610
17

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.218749 $1.143507 $1.003956 $1.000000	$1.165325 $1.218749 $1.143507 $1.003956	9,664,269.576 7,705,330.926 5,286,958.173 1,616,834.461
TA Madison Balanced Allocation - Service Class Subaccount inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.195923 $1.147943 $1.027927 $0.963442 $1.000000	$1.169600 $1.195923 $1.147943 $1.027927 $0.963442	5,321,157.927 5,540,739.557 5,851,840.832 4,483,399.991 1,704,543.575
TA Madison Conservative Allocation - Service Class Subaccount inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.123644 $1.088716 $1.034089 $0.987209 $1.000000	$1.098773 $1.123644 $1.088716 $1.034089 $0.987209	3,338,837.567 3,806,933.622 4,524,226.137 3,258,291.940 878,134.437
TA Madison Diversified Income - Service Class Subaccount inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.181608 $1.133478 $1.053359 $1.011959 $1.000000	$1.165843 $1.181608 $1.133478 $1.053359 $1.011959	2,921,809.538 3,174,906.170 3,268,249.939 2,350,431.750 830,281.799
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803 $1.000000	$1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803	52,250,894.838 55,158,671.166 54,296,022.488 38,483,093.656 23,295,906.340 9,725,817.279 13,554,185.023 131,550.356
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250 $0.999959	$1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250	10,439,815.444 10,824,234.430 10,228,169.582 8,605,627.676 3,537,223.547 1,073,755.591 0.000
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758 $1.000000	$1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758	74,324,647.134 83,628,438.825 76,066,311.071 54,244,131.719 43,631,049.916 35,148,257.392 17,391,617.912 2,012,269.671
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.098956 $2.252306 $1.941176 $1.616793 $1.827773 $1.681853 $1.290929 $2.032875 $1.895435 $1.565082	$2.062913 $2.098956 $2.252306 $1.941176 $1.616793 $1.827773 $1.681853 $1.290929 $2.032875 $1.895435	2,239,486.108 1,999,647.534 2,007,856.193 1,558,374.028 1,240,204.870 805,931.948 512,855.910 336,816.455 760,765.644 278,372.177
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.075969 $1.012797 $0.919103 $0.925719	$1.033083 $1.075969 $1.012797 $0.919103	11,786,276.367 11,741,540.681 11,434,206.717 7,826,328.936
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.026253 $0.958074 $0.899120 $0.902981	$0.990093 $1.026253 $0.958074 $0.899120	7,819,567.593 6,413,819.804 6,856,940.718 4,863,404.671
18

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.041082 $0.993201 $0.863059 $0.873828	$0.990242 $1.041082 $0.993201 $0.863059	8,338,175.618 7,628,748.362 7,441,990.919 5,300,746.806
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.426917 $1.388085 $1.448972 $1.370456 $1.312870 $1.246128 $1.092698 $1.144309 $1.067572 $1.042889	$1.413105 $1.426917 $1.388085 $1.448972 $1.370456 $1.312870 $1.246128 $1.092698 $1.144309 $1.067572	30,122,010.074 32,727,805.445 36,532,339.353 37,646,728.713 25,225,114.819 17,309,040.532 6,838,365.294 1,726,062.601 1,297,631.325 1,538,811.734
TA PineBridge Inflation Opportunities- Service Class Subaccount inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.013587 $0.995180 $1.116750 $1.066426 $1.000000	$0.969976 $1.013587 $0.995180 $1.116750 $1.066426	8,216,600.577 9,135,376.085 9,686,696.844 8,643,082.748 2,624,256.684
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345 $1.000000	$0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345	45,372,731.530 19,856,757.902 14,747,695.979 44,957,963.655 45,168,626.840 3,584,184.325 172,759.606
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.110358 $1.087784 $1.031189 $0.980272 $1.000000	$1.068120 $1.110358 $1.087784 $1.031189 $0.980272	11,339,413.622 13,634,729.520 15,290,846.487 12,682,093.880 7,436,026.896
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.145176 $1.121783 $1.024706 $1.004922	$1.079998 $1.145176 $1.121783 $1.024706	18,183,903.310 20,381,462.698 20,280,958.890 11,605,767.331
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.173747 $1.154131 $1.005469 $0.982260	$1.080833 $1.173747 $1.154131 $1.005469	24,297,339.107 26,088,700.763 24,235,190.533 16,635,454.489
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.275219 $3.128977 $2.210107 $1.943843 $1.943542 $1.471490 $1.079705 $1.723339 $1.600870 $1.572316	$3.296353 $3.275219 $3.128977 $2.210107 $1.943843 $1.943542 $1.471490 $1.079705 $1.723339 $1.600870	3,683,946.638 3,759,695.896 3,965,198.631 3,151,007.829 2,467,702.802 1,519,465.114 714,925.002 362,239.770 541,949.910 804,035.563
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.014574 $2.161065 $1.767918 $1.541241 $1.831042 $1.717602 $1.387180 $2.310106 $2.034237 $1.676063	$2.005435 $2.014574 $2.161065 $1.767918 $1.541241 $1.831042 $1.717602 $1.387180 $2.310106 $2.034237	2,363,393.171 1,270,041.222 1,275,903.820 1,235,381.256 1,068,306.135 976,999.975 745,245.758 737,860.075 1,104,968.644 636,702.239

19

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(1) Subaccount Inception Date November 10, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273 $1.000000	$1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273	15,097,893.411 14,490,465.851 13,849,741.522 12,360,697.011 11,117,756.377 7,118,347.462 4,221,944.017 148,500.199
American Funds - Asset Allocation FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398 $0.989787	$1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398	56,232,278.726 58,764,126.600 58,837,799.222 44,987,411.630 35,818,173.784 17,641,226.158 269,768.174
American Funds - Bond FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105 $1.000908	$1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105	27,708,047.790 29,747,278.718 31,564,280.949 31,908,333.652 15,650,416.354 6,112,073.587 256,270.891
American Funds - Growth FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254 $0.986490	$1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254	21,613,289.062 21,067,167.983 21,029,944.801 17,653,279.337 11,383,837.203 5,623,638.427 191,615.659
American Funds - Growth-Income FundSM - Class 2(2) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648 $0.986811	$1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648	13,225,169.837 15,334,525.559 13,715,447.737 11,027,296.204 7,572,546.852 3,671,938.882 58,438.637
Fidelity VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486 $1.000000	$1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486	46,892,843.252 43,505,478.469 36,709,763.231 35,675,727.144 25,046,461.605 16,383,988.542 11,521,877.756 4,250,046.051
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2015 2014 2013 2012 2011 2010 2009 2008 2007	$1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535 $0.674255 $0.971026 $1.000000	$1.202518 $1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535 $0.674255 $0.971026	19,007,294.818 23,304,127.295 25,835,534.349 29,787,996.038 26,491,187.668 15,936,754.744 7,116,425.353 3,765,983.340 1,368,292.398
GE Investments Total Return Fund - Class 3(1) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036 $0.988819	$1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036	10,440,664.417 11,429,382.743 11,169,243.218 11,239,489.518 9,477,051.195 4,397,140.944 109,575.284
20

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AB Dynamic Allocation - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255 $1.045137 $1.680554 $1.439300 $1.317623	$1.648662 $1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255 $1.045137 $1.680554 $1.439300	57,798,336.901 61,575,858.802 66,571,507.496 66,078,811.717 47,493,227.607 7,485,119.057 1,564,842.545 993,869.551 1,739,190.289 1,845,912.689
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898 $0.949767 $1.290857 $1.285516 $1.177206	$1.844453 $1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898 $0.949767 $1.290857 $1.285516	11,698,955.177 14,181,948.541 16,042,211.790 14,559,317.424 9,749,138.416 6,432,135.391 2,928,900.930 892,933.206 1,203,677.394 951,140.270
TA Aegon Government Money Market - Service Class(3) Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264 $1.078019 $1.068957 $1.033653 $1.002241	$0.985199 $0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264 $1.078019 $1.068957 $1.033653	60,280,147.910 60,755,365.655 59,899,687.311 73,672,072.695 64,796,472.804 42,745,167.171 37,051,237.111 37,873,525.060 13,919,900.533 5,800,411.285
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 9, 1994	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718 $1.019980	$1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718	31,102,818.693 29,721,037.364 37,000,030.115 81,698,445.103 58,416,500.497 38,299,084.600 19,729,524.018 7,672,233.957 2,550,917.315 1,952,440.877
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718 $1.019980	$1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918 $1.083556 $1.037718	8,254,789.196 6,028,698.341 7,303,668.247 28,668,646.172 44,388,668.303 26,806,779.631 40,956,880.424 66,111,191.274 2,617,119.068 163.816
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2015	$9.999646	$9.536912	521,302.075
21

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604 $1.294918 $1.989530 $1.931542 $1.677743	$2.366784 $2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604 $1.294918 $1.989530 $1.931542	14,201,721.564 16,303,356.159 16,928,956.899 14,825,565.722 12.644.819.239 10,621,465.179 4,662,567.878 1,300,645.944 1,311,281.887 918,899.862
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759 $1.000000	$1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759	206,727,799.736 223,626,839.358 235,269,989.567 239,596,177.397 231,786,847.207 130,137,736.134 28,085,032.124
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2015 2014	$9.911029 $9.998938	$9.448792 $9.911029	948,334.319 69,428.852
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10,2 014	2015 2014	$9.871102 $9.998938	$9.251716 $9.871102	524,114.948 32,881.653
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532 $1.000000	$1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532	194,390,634.831 212,487,390.016 189,489,988.105 154,172,279.152 77,738,165.206 38,165,945.429 6,901,863.972
TA Clarion Global Real Estate Securities - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042 $1.355727 $2.388425 $2.599171 $1.855246	$2.598477 $2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042 $1.355727 $2.388425 $2.599171	7,354,032.448 8,340,919.784 8,221,974.104 7,301,756.211 5,364,263.928 3,222,869.342 1,362,330.196 981,806.749 1,439,084.822 1,729,479.161
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069 $0.986580	$1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069	50,164,077.952 46,273,695.594 43,834,772.822 26,290,673.522 18,432,986.595 11,511,404.941 1,111,447.302
TA Janus Mid-Cap Growth - Service Class(4) Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041 $0.919274 $1.738726 $1.441000 $1.331937	$2.385641 $2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041 $0.919274 $1.738726 $1.441000	6,607,895.305 7,047,614.272 7,504,370.518 7,161,427.507 6,738,478.184 2,958,351.397 1,042,276.981 462,241.581 546,676.476 422,391.546
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.168109 $1.090765 $1.010238 $1.000000	$1.129178 $1.168109 $1.090765 $1.010238	68,063,912.471 61,223,972.470 53,250,380.237 20,940,665.672
22

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.225180 $1.147282 $1.005291 $1.000000	$1.173783 $1.225180 $1.147282 $1.005291	33,067,656.304 23,950,394.928 18,807,072.324 6,998,971.252
TA Madison Balanced Allocation - Service Class Subaccount inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.204614 $1.154000 $1.031321 $0.964705 $1.000000	$1.180426 $1.204614 $1.154000 $1.031321 $0.964705	29,858,209.210 30,973,724.468 31,263,139.916 21,967,563.477 9,044,200.657
TA Madison Conservative Allocation - Service Class Subaccount inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.131795 $1.094457 $1.037498 $0.988493 $1.000000	$1.108926 $1.131795 $1.094457 $1.037498 $0.988493	25,221,870.430 27,080,211.655 29,627,821.923 25,015,565.665 6,347,382.912
TA Madison Diversified Income - Service Class Subaccount inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.190206 $1.139479 $1.056846 $1.013289 $1.000000	$1.176635 $1.190206 $1.139479 $1.056846 $1.013289	43,516,496.069 45,908,227.261 48,264,903.007 37,688,617.593 10,388,520.509
TA Managed Risk - Balanced ETF - Service Class(5) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886 $1.000000	$1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886	365,725,827.705 398,299,558.289 396,509,995.868 281,236,662.561 166,191,826.366 53,621,897.786 27,060,609.813 4,835,684.816
TA Managed Risk - Conservative ETF - Service Class(6) Subaccount Inception Date November 19, 2009	2015 2014 2013 2012 2011 2010 2009	$1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480 $0.999965	$1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480	80,176,102.240 82,510,870.986 82,442,688.734 71,277,483.882 40,276,868.415 14,449,210.437 176,781.532
TA Managed Risk - Growth ETF - Service Class(7) Subaccount Inception Date May 1, 2008	2015 2014 2013 2012 2011 2010 2009 2008	$1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717 $1.000000	$1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717	265,545,979.824 284,995,383.516 268,852,091.285 183,622,151.066 149,621,938.475 115,926,222.590 67,710,656.191 11,937,845.877
TA MFS International Equity - Service Class Subaccount Inception Date May 1, 2001	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145 $1.305453 $2.051695 $1.909198 $1.573346	$2.115178 $2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145 $1.305453 $2.051695 $1.909198	7,023,946.836 6,495,813.368 6,855,803.887 4,418,209.220 2,720,553.951 2,244,866.019 1,189,781.598 818,822.845 1,201,922.514 1,015,352.398
TA PIMCO Tactical - Balanced - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.086881 $1.021051 $0.924764 $0.930897	$1.045616 $1.086881 $1.021051 $0.924764	49,536,623.880 52,779,263.365 52,114,477.689 27,326,552.404
TA PIMCO Tactical - Conservative - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.036691 $0.965909 $0.904680 $0.908044	$1.002130 $1.036691 $0.965909 $0.904680	28,401,055.632 25,182,844.578 24,964,184.853 17,344,261.865
23

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.051673 $1.001314 $0.868392 $0.878732	$1.002286 $1.051673 $1.001314 $0.868392	28,740,131.508 25,100,883.681 23,162,639.053 14,278,484.235
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615 $1.104986 $1.154883 $1.075309 $1.048392	$1.448832 $1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615 $1.104986 $1.154883 $1.075309	135,639,822.498 151,260,369.525 170,312,050.923 174,536,788.027 114,519,901.172 73,736,840.516 33,058,967.579 7,533,375.024 4,006,131.574 3,355,927.224
TA PineBridge Inflation Opportunities- Service Class Subaccount inception Date May 2, 2011	2015 2014 2013 2012 2011	$1.020959 $1.000432 $1.120422 $1.067818 $1.000000	$0.978956 $1.020959 $1.000432 $1.120422 $1.067818	35,972,684.044 40,970,894.201 44,282,772.806 45,169,195.946 13,949,664.906
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2015 2014 2013 2012 2011 2010 2009	$0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085 $1.000000	$0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085	146,528,442.126 74,462,651.661 58,343,755.583 128,495,293.926 136,459,502.220 11,667,751.424 355,021.819
TA QS Investors Active Asset Allocation - Conservative - Service Class(8) Subaccount inception Date December 9, 2011	2015 2014 2013 2012 2011	$1.118419 $1.093530 $1.034599 $0.981563 $1.000000	$1.077997 $1.118419 $1.093530 $1.034599 $0.981563	63,066,425.065 71,722,922.636 75,090,889.280 70,169,462.017 32,630,582.822
TA QS Investors Active Asset Allocation - Moderate - Service Class(9) Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.153485 $1.127698 $1.028090 $1.006915	$1.089976 $1.153485 $1.127698 $1.028090	128,614,864.725 143,834,496.701 145,846,668.165 81,079,399.095
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(10) Subaccount inception date May 1, 2012	2015 2014 2013 2012	$1.182270 $1.160229 $1.008787 $0.984199	$1.090831 $1.182270 $1.160229 $1.008787	84,581,921.590 93,118,462.865 89,554,305.374 55,009,944.265
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012 $1.091873 $1.739305 $1.612498 $1.580617	$3.379834 $3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012 $1.091873 $1.739305 $1.612498	9,068,463.589 9,258,077.195 10,080,264.519 8,249,874.646 6,590,742.942 4,136,813.642 1,943,334.850 1,120,769.163 1,572,388.900 1,542,968.085
24

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2015 2014 2013 2012 2011 2010 2009 2008 2007 2006	$2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389 $1.402810 $2.331513 $2.049025 $1.684932	$2.056223 $2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389 $1.402810 $2.331513 $2.049025	3,423,200.445 3,761,197.837 4,021,843.432 3,423,898.156 2,204,902.485 2,064,099.051 1,398,385.819 1,374,057.971 1,448,884.282 1,143,499.212
(1)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	Effective May 1, 2016, TA Aegon Money Market was renamed TA Aegon Government Money Market.
(4)	Effective May 1, 2016, TA Morgan Stanley Mid Cap Growth was renamed Janus Mid-Cap Growth.
(5)	Formerly known as TA Vanguard ETF - Balanced.
(6)	Formerly known as TA Vanguard ETF - Conservative.
(7)	Formerly known as TA Vanguard ETF – Growth.
(8)	Formerly known as TA Aegon Tactical Vanguard ETF – Conservative.
(9)	Formerly known as TA Aegon Tactical Vanguard ETF – Balanced.
(10)	Formerly known as TA Aegon Tactical Vanguard ETF – Growth.
The TA BlackRock Equity Smart Beta 100, TA BlackRock Smart Beta 50 and TA BlackRock Smart Beta 75 had not commenced operation as of December 31, 2015, therefore, comparable data is not available.
25

APPENDIX
Prior Withdrawal and Growth Percentages
The table below identifies the prior percentages for the Retirement Income Max® Rider.
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to December 12, 2011	0-58 59-64 65-74 ≥75	0.00% 4.50% 5.50% 6.50%	0.00% 4.10% 5.10% 6.10%
December 12, 2011 to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to June 30, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to June 30, 2016	5.50%
26